UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® OTC Portfolio

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

Microsoft Corp.	12.9
Apple, Inc.	11.2
Amazon.com, Inc.	8.4
NVIDIA Corp.	6.2
Alphabet, Inc. Class A	6.0
Meta Platforms, Inc. Class A	5.0
Alphabet, Inc. Class C	2.9
Marvell Technology, Inc.	2.6
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2.5
Netflix, Inc.	2.0
59.7

Market Sectors (% of Fund's net assets)

Information Technology	45.1
Communication Services	18.8
Consumer Discretionary	13.6
Health Care	6.5
Energy	4.9
Consumer Staples	4.7
Industrials	3.4
Financials	2.1
Real Estate	0.4
Materials	0.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 18.2%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	331,308	0
Entertainment - 2.0%
Electronic Arts, Inc.	2,318	319
NetEase, Inc. ADR	14,571	1,423
Netflix, Inc. (a)	964,871	544,293
Take-Two Interactive Software, Inc. (a)	11,474	1,892
		547,927
Interactive Media & Services - 14.3%
Alphabet, Inc.:
Class A (a)	11,523,714	1,614,472
Class C (a)	5,453,401	773,292
Epic Games, Inc. (a)(b)(c)	77,600	47,851
Meta Platforms, Inc. Class A	3,410,809	1,330,693
Snap, Inc. Class A (a)	1,212,300	19,263
Vimeo, Inc. (a)	280,690	1,114
Yandex NV Series A (a)(b)	2,813,567	36,014
		3,822,699
Media - 1.9%
Charter Communications, Inc. Class A (a)	398,739	147,817
Comcast Corp. Class A	7,523,039	350,122
		497,939
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	90,500	14,591
TOTAL COMMUNICATION SERVICES		4,883,156
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	12,976	199
Tesla, Inc. (a)	90,325	16,917
		17,116
Broadline Retail - 8.4%
Alibaba Group Holding Ltd. sponsored ADR	6,312	456
Amazon.com, Inc. (a)	14,453,683	2,243,212
ContextLogic, Inc. (a)	4,887	21
Etsy, Inc. (a)	136,437	9,081
Global-e Online Ltd. (a)(d)	248,592	9,389
JD.com, Inc. Class A	8,560	97
		2,262,256
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	18,969	2,734
Churchill Downs, Inc.	1,001,752	121,182
Domino's Pizza, Inc.	28,529	12,160
Hilton Worldwide Holdings, Inc.	76,465	14,602
Marriott International, Inc. Class A	42,424	10,170
Wynn Resorts Ltd.	121,571	11,480
Zomato Ltd. (a)	7,745,200	13,007
		185,335
Specialty Retail - 2.1%
Five Below, Inc. (a)	559,336	100,378
Lowe's Companies, Inc.	908,117	193,284
Ross Stores, Inc.	1,803,608	253,010
thredUP, Inc. (a)(d)	86,404	176
TJX Companies, Inc.	195,054	18,513
		565,361
Textiles, Apparel & Luxury Goods - 2.2%
Figs, Inc. Class A (a)(d)	44,994	259
Kontoor Brands, Inc.	5,808	340
lululemon athletica, Inc. (a)	964,565	437,739
LVMH Moet Hennessy Louis Vuitton SE	164,290	136,699
NIKE, Inc. Class B	162,478	16,496
		591,533
TOTAL CONSUMER DISCRETIONARY		3,621,601
CONSUMER STAPLES - 4.7%
Beverages - 2.5%
Diageo PLC	3,886,755	140,381
Keurig Dr. Pepper, Inc.	8,310,476	261,281
Monster Beverage Corp.	5,189,723	285,539
		687,201
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	120,545	83,764
Dollar General Corp.	430,400	56,843
Dollar Tree, Inc. (a)	286,874	37,471
		178,078
Food Products - 0.8%
Mondelez International, Inc.	2,896,655	218,031
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	1,355,100	178,860
The Honest Co., Inc. (a)	157,592	449
		179,309
TOTAL CONSUMER STAPLES		1,262,619
ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	3,302,394	160,827
TGS ASA ADR	2,753,862	26,933
		187,760
Oil, Gas & Consumable Fuels - 4.2%
Cenovus Energy, Inc. (Canada)	164,955	2,672
Diamondback Energy, Inc.	51,218	7,874
EOG Resources, Inc.	13,680	1,557
Exxon Mobil Corp.	4,150,549	426,718
Hess Corp.	1,035,169	145,472
Reliance Industries Ltd.	12,103,017	415,638
Reliance Industries Ltd. GDR (e)	1,775,932	123,250
		1,123,181
TOTAL ENERGY		1,310,941
FINANCIALS - 1.7%
Banks - 0.0%
Huntington Bancshares, Inc.	81,593	1,039
Wintrust Financial Corp.	43,763	4,244
		5,283
Capital Markets - 0.1%
Coinbase Global, Inc. (a)(d)	117,100	15,012
S&P Global, Inc.	679	304
		15,316
Financial Services - 1.6%
Ant International Co. Ltd. Class C (b)(c)	10,036,067	18,165
Jio Financial Services Ltd.	12,375,617	36,934
MasterCard, Inc. Class A	818,790	367,825
PayPal Holdings, Inc. (a)	170,153	10,439
		433,363
TOTAL FINANCIALS		453,962
HEALTH CARE - 6.5%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	1,107,121	191,432
Amgen, Inc.	495,067	155,580
Arcutis Biotherapeutics, Inc. (a)(d)	832,188	4,885
Argenx SE ADR (a)	36,600	13,927
Ascendis Pharma A/S sponsored ADR (a)	271,220	35,240
GenSight Biologics SA (a)(d)	211,791	91
Ionis Pharmaceuticals, Inc. (a)	31,614	1,625
Legend Biotech Corp. ADR (a)	102,797	5,660
Regeneron Pharmaceuticals, Inc. (a)	293,659	276,856
Trevena, Inc. (a)(d)	17,806	11
		685,307
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	2,163,600	136,869
DexCom, Inc. (a)	598,063	72,575
Inspire Medical Systems, Inc. (a)	287,754	60,679
Insulet Corp. (a)	1,382,969	263,967
Neuronetics, Inc. (a)	38,510	131
Outset Medical, Inc. (a)	39,921	121
Pulmonx Corp. (a)	26,049	346
Tandem Diabetes Care, Inc. (a)	191,234	4,360
TransMedics Group, Inc. (a)	419,700	35,998
		575,046
Health Care Providers & Services - 0.1%
Humana, Inc.	99,354	37,562
Health Care Technology - 0.0%
Certara, Inc. (a)	222,626	3,598
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	285,175	11,883
Bruker Corp.	2,385,519	170,588
Danaher Corp.	505,500	121,275
Illumina, Inc. (a)	38,780	5,546
Seer, Inc. (a)	587,199	1,010
Thermo Fisher Scientific, Inc.	21,900	11,804
		322,106
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	1,678,023	111,823
Elanco Animal Health, Inc. (a)	88,545	1,305
TherapeuticsMD, Inc. (a)(d)	6,826	15
		113,143
TOTAL HEALTH CARE		1,736,762
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,034,880	197,383
Class C (a)(b)(c)	70,920	6,879
		204,262
Commercial Services & Supplies - 0.0%
Veralto Corp.	15,900	1,219
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	6,421	202
Comfort Systems U.S.A., Inc.	19,575	4,257
EMCOR Group, Inc.	798	182
Sterling Construction Co., Inc. (a)	58,036	4,359
		9,000
Electrical Equipment - 1.4%
Vertiv Holdings Co.	6,514,500	366,962
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	148,928	11,984
CSX Corp.	285,633	10,197
		22,181
Passenger Airlines - 0.0%
Wheels Up Experience, Inc.:
Class A (a)(d)	80,274	266
rights (a)(b)	11,102	0
rights (a)(b)	11,102	0
rights (a)(b)	11,103	0
		266
Professional Services - 0.7%
Verisk Analytics, Inc.	761,556	183,939
TOTAL INDUSTRIALS		787,829
INFORMATION TECHNOLOGY - 45.1%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	153,300	39,656
Cisco Systems, Inc.	1,070,296	53,707
		93,363
IT Services - 1.0%
Accenture PLC Class A	50,000	18,194
Gartner, Inc. (a)	400,282	183,105
MongoDB, Inc. Class A (a)	95,812	38,375
Twilio, Inc. Class A (a)	916	64
X Holdings Corp. Class A (b)(c)	709,150	20,197
		259,935
Semiconductors & Semiconductor Equipment - 16.1%
Advanced Micro Devices, Inc. (a)	177,989	29,847
Alchip Technologies Ltd.	229,000	28,411
Analog Devices, Inc.	76,798	14,773
Applied Materials, Inc.	351,416	57,738
Arm Holdings Ltd. ADR (d)	216,900	15,328
ASML Holding NV (depository receipt)	519,969	452,279
BE Semiconductor Industries NV	1,486,400	224,568
Broadcom, Inc.	85,700	101,126
Lam Research Corp.	259,478	214,113
Marvell Technology, Inc.	10,286,519	696,397
Micron Technology, Inc.	457,800	39,256
NVIDIA Corp.	2,684,345	1,651,597
NXP Semiconductors NV	589,796	124,193
Skyworks Solutions, Inc.	93,002	9,715
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,865,692	662,589
		4,321,930
Software - 15.6%
Adobe, Inc. (a)	134,344	82,995
Atom Tickets LLC (a)(b)(c)(f)	516,103	0
Autodesk, Inc. (a)	180,048	45,698
Cadence Design Systems, Inc. (a)	890,640	256,914
Dropbox, Inc. Class A (a)	191,949	6,081
Dynatrace, Inc. (a)	9,118	520
Intuit, Inc.	298,857	188,677
Microsoft Corp.	8,661,936	3,443,815
Roper Technologies, Inc.	105,500	56,654
Salesforce, Inc. (a)	8,549	2,403
Stripe, Inc. Class B (a)(b)(c)	91,800	2,251
Synopsys, Inc. (a)	169,195	90,240
		4,176,248
Technology Hardware, Storage & Peripherals - 12.1%
Apple, Inc.	16,253,780	2,997,197
Samsung Electronics Co. Ltd.	4,151,080	225,559
Western Digital Corp. (a)	284,421	16,283
		3,239,039
TOTAL INFORMATION TECHNOLOGY		12,090,515
MATERIALS - 0.1%
Chemicals - 0.1%
Linde PLC	32,500	13,157
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.	124,660	103,439
TOTAL COMMON STOCKS (Cost $11,048,659)		26,263,981

Preferred Stocks - 1.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.6%
ByteDance Ltd. Series E1 (a)(b)(c)	130,752	28,913
Reddit, Inc.:
Series B(a)(b)(c)	1,337,584	43,298
Series C(a)(b)(c)	300,673	9,733
Series D(a)(b)(c)	929,200	30,078
Series E(a)(b)(c)	33,800	1,094
Series F(a)(b)(c)	1,250,100	40,466
		153,582
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	3,300	912

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	391,560	9,249
Tenstorrent Holdings, Inc. Series C1 (b)(c)	79,348	4,632
		13,881
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	62,037	60,176
Series H(a)(b)(c)	65,670	63,700
		123,876
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(b)(c)	315,830	7,744

TOTAL CONVERTIBLE PREFERRED STOCKS		299,995
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(b)(c)	103,940	5,440
Series B2(a)(b)(c)	178,470	9,744
		15,184
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,272,556	30,058

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	30,303	6,177

TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,419
TOTAL PREFERRED STOCKS (Cost $242,233)		351,414

Convertible Bonds - 0.3%
	Principal Amount (g) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $69,598)	88,901	76,987

Money Market Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	83,805,032	83,822
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	37,401,069	37,405
TOTAL MONEY MARKET FUNDS (Cost $121,227)		121,227

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,481,717)	26,813,609
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,577)
NET ASSETS - 100.0%	26,811,032

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $644,140,000 or 2.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,250,000 or 0.5% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251

Atom Tickets LLC	8/15/17	3,000

ByteDance Ltd. Series E1	11/18/20	14,327

Castle Creek Biosciences, Inc. Series A4	9/29/16	10,011

Circle Internet Financial Ltd. Series E	5/11/21	20,654

Circle Internet Financial Ltd. Series F	5/09/22	16,500

Discord, Inc. Series I	9/15/21	1,817

Epic Games, Inc.	7/13/20 - 3/29/21	61,546

Reddit, Inc. Series B	7/26/17	18,989

Reddit, Inc. Series C	7/24/17	4,743

Reddit, Inc. Series D	2/04/19	20,151

Reddit, Inc. Series E	5/18/21	1,436

Reddit, Inc. Series F	8/11/21	77,249

Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156

Space Exploration Technologies Corp. Class C	9/11/17	957

Space Exploration Technologies Corp. Series G	1/20/15	4,805

Space Exploration Technologies Corp. Series H	8/04/17	8,865

Stripe, Inc. Class B	5/18/21	3,684

Stripe, Inc. Series H	3/15/21 - 5/25/23	12,673

Tenstorrent Holdings, Inc. Series C1	4/23/21	4,718

Waymo LLC Series A2	5/08/20	8,925

Waymo LLC Series B2	6/11/21	16,370

X Holdings Corp. Class A	10/27/21	54,255

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	95,649	589,173	601,000	492	-	-	83,822	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	411	304,377	267,383	138	-	-	37,405	0.2%
Total	96,060	893,550	868,383	630	-	-	121,227

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,036,738	4,799,291	-	237,447
Consumer Discretionary	3,637,697	3,471,798	149,803	16,096
Consumer Staples	1,262,619	1,122,238	140,381	-
Energy	1,310,941	895,303	415,638	-
Financials	497,901	398,863	36,934	62,104
Health Care	1,742,939	1,736,762	-	6,177
Industrials	911,705	583,567	-	328,138
Information Technology	12,098,259	11,814,097	253,970	30,192
Materials	13,157	13,157	-	-
Real Estate	103,439	103,439	-	-

Corporate Bonds	76,987	-	76,987	-

Money Market Funds	121,227	121,227	-	-
Total Investments in Securities:	26,813,609	25,059,742	1,073,713	680,154

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$274,013
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	54,125
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$328,138
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$54,125
Other Investments in Securities
Beginning Balance	$417,342
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(25,922)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(39,404)
Ending Balance	$352,016
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(25,922)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,907) - See accompanying schedule:
Unaffiliated issuers (cost $11,360,490)	$26,692,382
Fidelity Central Funds (cost $121,227)	121,227

Total Investment in Securities (cost $11,481,717)		$26,813,609
Receivable for investments sold		260,505
Receivable for fund shares sold		12,581
Dividends receivable		3,211
Interest receivable		74
Distributions receivable from Fidelity Central Funds		149
Prepaid expenses		21
Other receivables		470
Total assets		27,090,620
Liabilities
Payable for investments purchased	$177,754
Payable for fund shares redeemed	18,783
Accrued management fee	14,925
Other affiliated payables	2,526
Deferred taxes	27,590
Other payables and accrued expenses	629
Collateral on securities loaned	37,381
Total Liabilities		279,588
Net Assets		$26,811,032
Net Assets consist of:
Paid in capital		$11,256,210
Total accumulated earnings (loss)		15,554,822
Net Assets		$26,811,032

Net Asset Value and Maximum Offering Price
OTC :
Net Asset Value, offering price and redemption price per share ($19,899,109 ÷ 1,056,878 shares)		$18.83
Class K :
Net Asset Value, offering price and redemption price per share ($6,911,923 ÷ 358,804 shares)		$19.26
Consolidated Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$78,907
Interest		3,770
Income from Fidelity Central Funds (including $138 from security lending)		630
Total Income		83,307
Expenses
Management fee
Basic fee	$71,146
Performance adjustment	4,784
Transfer agent fees	13,425
Accounting fees	891
Custodian fees and expenses	175
Independent trustees' fees and expenses	71
Registration fees	59
Audit	105
Legal	23
Interest	258
Miscellaneous	47
Total expenses before reductions	90,984
Expense reductions	(1,069)
Total expenses after reductions		89,915
Net Investment income (loss)		(6,608)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $479)	666,021
Foreign currency transactions	(203)
Total net realized gain (loss)		665,818
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $4,858)	1,542,098
Assets and liabilities in foreign currencies	(48)
Total change in net unrealized appreciation (depreciation)		1,542,050
Net gain (loss)		2,207,868
Net increase (decrease) in net assets resulting from operations		$2,201,260
Consolidated Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,608)	$11,206
Net realized gain (loss)	665,818	(82,947)
Change in net unrealized appreciation (depreciation)	1,542,050	4,547,283
Net increase (decrease) in net assets resulting from operations	2,201,260	4,475,542
Distributions to shareholders	(16,461)	(782,062)

Share transactions - net increase (decrease)	(800,509)	(600,071)
Total increase (decrease) in net assets	1,384,290	3,093,409

Net Assets
Beginning of period	25,426,742	22,333,333
End of period	$26,811,032	$25,426,742

Consolidated Financial Highlights
Fidelity® OTC Portfolio

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.29	$14.74	$20.67	$15.61	$12.45	$12.50
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	(.07)	(.06)	(.01)	(.01)
Net realized and unrealized gain (loss)	1.56	3.07	(3.60)	6.21	4.14	.75
Total from investment operations	1.55	3.07	(3.67)	6.15	4.13	.74
Distributions from net investment income	(.01)	-	-	(.01)	-	-
Distributions from net realized gain	-	(.52)	(2.26)	(1.08)	(.97)	(.79)
Total distributions	(.01)	(.52)	(2.26)	(1.09)	(.97)	(.79)
Net asset value, end of period	$18.83	$17.29	$14.74	$20.67	$15.61	$12.45
Total Return D,E	8.97%	21.63%	(20.30)%	41.90%	35.79%	6.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.79%	.81%	.80%	.87%	.88%
Expenses net of fee waivers, if any	.75% H	.79%	.81%	.80%	.87%	.88%
Expenses net of all reductions	.75% H	.78%	.81%	.80%	.87%	.88%
Net investment income (loss)	(.08)% H	.03%	(.37)%	(.33)%	(.07)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$19,899	$18,890	$16,626	$22,273	$16,817	$13,166
Portfolio turnover rate I	21% H	15% J	32% J	28% J	48% J	34% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® OTC Portfolio Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.69	$15.06	$21.06	$15.88	$12.64	$12.67
Income from Investment Operations
Net investment income (loss) A,B	- C	.02	(.05)	(.05)	- C	- C
Net realized and unrealized gain (loss)	1.59	3.13	(3.68)	6.33	4.21	.76
Total from investment operations	1.59	3.15	(3.73)	6.28	4.21	.76
Distributions from net investment income	(.02)	-	-	(.01)	- C	-
Distributions from net realized gain	-	(.52)	(2.27)	(1.09)	(.97)	(.79)
Total distributions	(.02)	(.52)	(2.27)	(1.10)	(.97)	(.79)
Net asset value, end of period	$19.26	$17.69	$15.06	$21.06	$15.88	$12.64
Total Return D,E	8.97%	21.71%	(20.21)%	42.05%	35.94%	6.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.70%	.73%	.72%	.78%	.79%
Expenses net of fee waivers, if any	.66% H	.69%	.73%	.71%	.78%	.79%
Expenses net of all reductions	.66% H	.69%	.73%	.71%	.78%	.78%
Net investment income (loss)	.01% H	.12%	(.29)%	(.25)%	.03%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$6,912	$6,536	$5,707	$8,072	$7,074	$6,752
Portfolio turnover rate I	21% H	15% J	32% J	28% J	48% J	34% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Consolidated Financial Statements (Unaudited) For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$680,154	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	15.5 - 17.5 / 17.2	Increase
			Enterprise value/Revenue multiple (EV/R)	3.0 - 15.0 / 5.7	Increase
		Market approach	Transaction price	$59.45 - $215.03 / $115.27	Increase
			Discount rate	20.0% - 42.5% / 26.7%	Decrease
			Premium rate	45.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.0% - 4.3% / 4.1%	Increase
			Volatility	70.0% - 85.0% / 79.4%	Increase
			Term	2.0 - 5.0 / 4.0	Increase
		Book value	Book value	1.8	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity OTC Portfolio	$444

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,776,501
Gross unrealized depreciation	(499,962)
Net unrealized appreciation (depreciation)	$15,276,539
Tax cost	$11,537,070

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(150,119)
Long-term	(120,995)
Total capital loss carryforward	$(271,114)

The Fund intended to elect to defer to its next fiscal year $323 of ordinary losses recognized during the period January 1, 2023 to July 31, 2023.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity OTC Portfolio	-A	-B

A In the amount of less than five hundred dollars.
B In the amount of less than 0.005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC Portfolio	2,591,236	3,417,595

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity OTC Portfolio	8,690	80,520	126,282	Class K

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
OTC	.1300

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
OTC	$12,090.13
Class K	1,335.04
	$13,425
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity OTC Portfolio	.0071

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity OTC Portfolio	.01

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
OTC	.68
Class K	.59

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity OTC Portfolio	Nasdaq Composite Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of OTC. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC Portfolio	$ 31

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	Borrower	$15,181	5.57%	$253

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC Portfolio	125,299	101,997	14,931

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity OTC Portfolio	$20

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC Portfolio	$15	$-A	$-

A Represents amount less than five hundred dollars.
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	$3,803	5.83%	$5

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,069.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity OTC Portfolio
Distributions to shareholders
OTC	$ 10,723	$584,667
Class K	5,738	197,395
Total	$16,461	$782,062

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity OTC Portfolio
OTC
Shares sold	36,836	80,927	$640,275	$1,192,342
Reinvestment of distributions	566	38,691	9,899	545,928
Shares redeemed	(72,995)	(154,879)	(1,267,815)	(2,208,386)
Net increase (decrease)	(35,593)	(35,261)	$(617,641)	$(470,116)
Class K
Shares sold	10,640	22,556	$191,918	$339,915
Reinvestment of distributions	321	13,689	5,738	197,395
Shares redeemed	(21,674)	(45,781)	(380,524)	(667,265)
Net increase (decrease)	(10,713)	(9,536)	$(182,868)	$(129,955)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® OTC Portfolio
Fidelity® OTC Portfolio	.75%
Actual		$ 1,000	$ 1,089.70	$ 3.94
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81
Class K **	.66%
Actual		$ 1,000	$ 1,089.70	$ 3.47
Hypothetical-B		$ 1,000	$ 1,021.82	$ 3.35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® OTC Portfolio
Class K	.63%
Actual		$ 3.31
Hypothetical- B		$ 3.20

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700332.126
OTC-SANN-0324
Fidelity® Real Estate Income Fund

Semi-Annual Report
January 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Equity Lifestyle Properties, Inc.	1.9
American Tower Corp.	1.9
Prologis, Inc.	1.8
Crown Castle, Inc.	1.3
Welltower, Inc.	1.2
Equinix, Inc.	1.2
Ventas, Inc.	0.9
Public Storage	0.9
Essex Property Trust, Inc.	0.8
Annaly Capital Management, Inc. Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%	0.8
12.7

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	17.1
REITs - Mortgage	8.0
REITs - Apartments	5.7
REITs - Health Care	5.3
REITs - Management/Investment	4.4

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 21.1%
	Shares	Value ($)
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.6%
Great Ajax Corp. (a)(b)	1,663,364	9,797,214
MFA Financial, Inc. (a)	1,231,885	13,636,967
Rithm Capital Corp.	385,699	4,126,979
		27,561,160
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (c)	58,900	2,785,970
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)(c)(d)	740,700	7
REAL ESTATE - 20.4%
Equity Real Estate Investment Trusts (REITs) - 20.3%
Acadia Realty Trust (SBI)	510,426	8,707,868
American Homes 4 Rent Class A	621,100	21,769,555
American Tower Corp.	450,100	88,062,065
AvalonBay Communities, Inc.	114,200	20,442,942
Crown Castle, Inc.	541,210	58,585,983
CubeSmart	325,200	14,055,144
Digital Realty Trust, Inc.	74,400	10,450,224
Easterly Government Properties, Inc. (a)	998,900	12,266,492
EastGroup Properties, Inc.	55,600	9,865,108
Elme Communities (SBI)	755,647	10,941,769
Equinix, Inc.	65,000	53,935,050
Equity Lifestyle Properties, Inc.	1,311,596	88,781,917
Equity Residential (SBI)	96,200	5,790,278
Essex Property Trust, Inc.	159,900	37,299,873
Extra Space Storage, Inc.	163,149	23,565,242
Gaming & Leisure Properties	304,746	13,911,655
Healthcare Trust of America, Inc.	186,360	3,002,260
Invitation Homes, Inc.	544,100	17,917,213
Kimco Realty Corp.	201,400	4,068,280
Lamar Advertising Co. Class A	150,700	15,775,276
LXP Industrial Trust (REIT)	3,254,074	29,579,533
Mid-America Apartment Communities, Inc.	221,706	28,019,204
NNN (REIT), Inc.	52,100	2,101,714
Postal Realty Trust, Inc.	878,500	12,386,850
Prologis, Inc.	641,130	81,224,760
Public Storage	141,500	40,071,385
Realty Income Corp.	389,382	21,178,487
Retail Value, Inc. (c)(d)	274,131	3
Rexford Industrial Realty, Inc.	67,700	3,560,343
RLJ Lodging Trust	407,900	4,723,482
Sabra Health Care REIT, Inc.	604,175	8,059,695
SITE Centers Corp.	1,379,438	18,374,114
Sunstone Hotel Investors, Inc.	161,900	1,727,473
Terreno Realty Corp.	263,828	15,758,446
UDR, Inc.	392,200	14,127,044
UMH Properties, Inc.	335,723	5,072,775
Ventas, Inc.	892,186	41,388,509
VICI Properties, Inc.	739,000	22,258,680
Welltower, Inc.	654,600	56,629,446
Weyerhaeuser Co.	147,500	4,833,575
		930,269,712
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (c)	201,400	2,118,728
Digitalbridge Group, Inc. (a)	76,688	1,506,152
		3,624,880
TOTAL REAL ESTATE		933,894,592
TOTAL COMMON STOCKS (Cost $740,818,654)		964,241,729

Preferred Stocks - 17.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25% (b)	611,442	15,212,677

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
LXP Industrial Trust (REIT) Series C, 6.50%	440,102	20,263,995
RLJ Lodging Trust Series A, 1.95%	31,585	789,625
		21,053,620
TOTAL CONVERTIBLE PREFERRED STOCKS		36,266,297
Nonconvertible Preferred Stocks - 16.9%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(e)(f)	498,275	10,722,878
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(e)(f)	111,400	2,226,886
Energy Transfer LP 7.60% (e)	525,651	13,151,788
Global Partners LP:
3 month U.S. LIBOR + 6.770% 9.75%(e)(f)	161,507	4,260,361
Series B, 9.50%	67,800	1,769,587
		32,131,500
FINANCIALS - 7.9%
Mortgage Real Estate Investment Trusts - 7.9%
AGNC Investment Corp.:
6.125%(e)	930,100	21,476,009
6.875%(e)	673,972	16,566,232
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(e)(f)	653,202	16,708,907
Series E, 6.50%(e)	1,202,034	29,221,447
Series G, 7.75%(e)	320,000	7,267,200
Annaly Capital Management, Inc.:
6.75%(e)	192,992	4,815,150
Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%(e)(f)	1,452,443	37,037,297
Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%(e)(f)	1,069,599	26,857,631
Arbor Realty Trust, Inc.:
Series D, 6.375%	126,100	2,282,410
Series F, 6.25%(e)	447,536	8,283,891
Chimera Investment Corp.:
Series B, 8.00%(e)	673,204	16,305,001
Series C, 7.75%(e)	1,108,086	22,726,844
Dynex Capital, Inc. Series C 6.90% (e)	298,683	7,147,484
Ellington Financial LLC 6.75% (e)	212,370	5,113,870
MFA Financial, Inc.:
6.50%(e)	838,551	17,869,522
Series B, 7.50%	211,532	4,370,251
PennyMac Mortgage Investment Trust:
6.75%	217,700	4,266,920
8.125%(e)	388,754	9,302,883
Series B, 8.00%(e)	597,708	14,135,794
Rithm Capital Corp.:
7.125%(e)	1,023,942	24,410,777
Series A, 7.50%(e)	505,904	12,278,290
Series C, 6.375%(e)	1,074,554	23,554,224
Series D, 7.00%(e)	151,200	3,465,504
Two Harbors Investment Corp.:
Series A, 8.125%(e)	363,526	8,161,159
Series B, 7.625%(e)	776,859	16,951,063
		360,575,760
REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Agree Realty Corp. 4.375%	259,800	4,824,486
American Homes 4 Rent:
6.25%	98,905	2,467,680
Series G, 5.875%	249,550	5,905,601
Armada Hoffler Properties, Inc. 6.75%	255,050	5,993,675
Ashford Hospitality Trust, Inc.:
Series F, 7.375%	68,007	829,685
Series H, 7.50%	121,265	1,520,663
Series I, 7.50%	71,209	865,189
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	3,668,660
Cedar Realty Trust, Inc.:
7.25%	126,972	1,855,061
Series C, 6.50%	291,600	3,761,611
Centerspace Series C, 6.625%	317,300	7,754,812
CTO Realty Growth, Inc. 6.375%	120,000	2,498,400
DiamondRock Hospitality Co. 8.25%	448,231	11,407,479
Digital Realty Trust, Inc.:
5.25%	32,900	744,856
Series L, 5.20%	33,700	759,598
Gladstone Commercial Corp.:
6.625%	157,675	3,364,785
Series G, 6.00%	516,000	9,977,376
Gladstone Land Corp. Series D, 5.00%	30,000	716,577
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,725,946
Global Net Lease, Inc.:
7.50%	821,484	18,031,574
Series A, 7.25%	509,695	10,678,110
Series B 6.875%	294,000	6,088,740
Series E, 7.375%	379,839	8,109,563
Healthcare Trust, Inc.:
7.125%	190,000	2,886,100
Series A 7.375%	364,800	5,807,616
Hudson Pacific Properties, Inc. Series C, 4.75%	686,200	9,792,074
Kimco Realty Corp.:
5.125%	49,000	1,153,460
Series M, 5.25%	58,100	1,366,512
National Storage Affiliates Trust Series A, 6.00%	101,375	2,379,271
Pebblebrook Hotel Trust:
6.30%	281,697	6,002,963
6.375%	372,994	7,948,539
6.375%	666,800	13,869,440
Series H, 5.70%	717,200	13,720,036
Pennsylvania (REIT):
Series B, 7.375%(c)	99,385	43,306
Series C, 7.20%(c)	50,325	21,801
Series D, 6.875%(c)	150,100	64,798
Prologis, Inc. Series Q, 8.54%	93,396	5,118,288
Public Storage:
4.00%	47,800	910,590
4.00%	244,200	4,622,706
Series F, 5.15%	25,800	635,712
Series G, 5.05%	43,800	1,077,480
Series I, 4.875%	75,000	1,756,500
Series J, 4.70%	529,337	11,587,187
Series K, 4.75%	592,462	13,146,732
Series L, 4.625%	235,900	5,208,672
Series M, 4.125%	53,000	1,040,920
Series S, 4.10%	200,000	3,890,000
Realty Income Corp. 6.00%	121,125	3,040,250
Regency Centers Corp.:
5.875%	69,225	1,721,626
Series A, 6.25%	281,325	7,010,619
Rexford Industrial Realty, Inc.:
Series B, 5.875%	98,400	2,270,088
Series C, 5.625%	78,225	1,701,394
Saul Centers, Inc.:
Series D, 6.125%	82,775	1,895,399
Series E, 6.00%	76,841	1,771,953
SITE Centers Corp. 6.375%	124,200	2,906,280
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,294,563
Series C, 7.875%	107,000	2,069,380
Summit Hotel Properties, Inc.:
Series E, 6.25%	457,602	9,802,384
Series F, 5.875%	377,000	7,634,250
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	3,888,000
Series I, 5.70%	240,000	4,800,000
UMH Properties, Inc. Series D, 6.375%	694,525	15,974,075
Vornado Realty Trust:
Series L, 5.40%	30,100	499,209
Series M, 5.25%	2,000	31,820
		297,912,120
Real Estate Management & Development - 1.8%
Brookfield Property Partners LP:
5.75%	43,000	499,660
6.50%	34,125	457,275
Digitalbridge Group, Inc.:
Series H, 7.125%	942,305	21,795,515
Series I, 7.15%	1,074,492	24,890,607
Series J, 7.15%	1,362,346	31,347,581
Seritage Growth Properties Series A, 7.00%	91,986	2,239,859
		81,230,497
TOTAL REAL ESTATE		379,142,617

TOTAL NONCONVERTIBLE PREFERRED STOCKS		771,849,877
TOTAL PREFERRED STOCKS (Cost $874,271,341)		808,116,174

Corporate Bonds - 25.8%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.7%
FINANCIALS - 0.7%
Mortgage Real Estate Investment Trusts - 0.7%
MFA Financial, Inc. 6.25% 6/15/24	9,700,000	9,699,970
PennyMac Corp. 5.5% 11/1/24	13,601,000	13,226,973
Redwood Trust, Inc. 5.625% 7/15/24	3,631,000	3,576,530
Two Harbors Investment Corp. 6.25% 1/15/26	4,896,000	4,602,240
		31,105,713
Nonconvertible Bonds - 25.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Lamar Media Corp. 4% 2/15/30	5,875,000	5,376,213

CONSUMER DISCRETIONARY - 3.4%
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment, Inc. 8.125% 7/1/27 (h)	17,465,000	17,923,386
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(h)	13,965,000	11,988,680
4% 5/1/31(h)	12,000,000	10,785,683
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (h)	18,265,000	16,197,417
Hyatt Hotels Corp. 5.75% 1/30/27	5,000,000	5,114,209
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (h)	15,960,000	14,347,721
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	8,000,000	7,902,720
Times Square Hotel Trust 8.528% 8/1/26 (h)	2,543,621	2,541,991
		86,801,807
Household Durables - 1.5%
Adams Homes, Inc. 7.5% 2/15/25 (h)	2,439,000	2,422,782
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.625% 1/15/28 (h)	7,925,000	7,808,113
Century Communities, Inc.:
3.875% 8/15/29(h)	13,005,000	11,701,279
6.75% 6/1/27	4,670,000	4,704,749
LGI Homes, Inc. 4% 7/15/29 (h)	13,310,000	11,388,297
M/I Homes, Inc. 3.95% 2/15/30	17,070,000	15,149,625
New Home Co., Inc. 8.25% 10/15/27 (h)(i)	4,680,000	4,352,400
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	11,265,620
		68,792,865
TOTAL CONSUMER DISCRETIONARY		155,594,672

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/28 (h)	10,000,000	10,569,800

FINANCIALS - 0.4%
Financial Services - 0.4%
Brixmor Operating Partnership LP:
2.5% 8/16/31	9,000,000	7,507,644
4.05% 7/1/30	4,000,000	3,740,790
4.125% 5/15/29	1,872,000	1,777,522
Rexford Industrial Realty LP 2.15% 9/1/31	6,188,000	4,977,232
		18,003,188
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Sabra Health Care LP:
3.9% 10/15/29	989,000	894,948
5.125% 8/15/26	20,264,000	19,960,791
		20,855,739
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Williams Scotsman, Inc. 6.125% 6/15/25 (h)	3,240,000	3,231,900

REAL ESTATE - 20.4%
Equity Real Estate Investment Trusts (REITs) - 17.4%
Agree LP:
2.6% 6/15/33	6,100,000	4,828,250
2.9% 10/1/30	1,500,000	1,296,669
4.8% 10/1/32	1,288,000	1,225,096
American Homes 4 Rent LP:
2.375% 7/15/31	9,000,000	7,398,034
3.625% 4/15/32	27,000,000	24,105,340
4.9% 2/15/29	13,000,000	12,899,420
5.5% 2/1/34	6,000,000	6,061,594
American Tower Corp.:
2.7% 4/15/31	2,000,000	1,714,197
3.8% 8/15/29	23,000,000	21,701,087
4.05% 3/15/32	27,000,000	25,226,864
5.55% 7/15/33	18,000,000	18,488,295
5.65% 3/15/33	20,000,000	20,657,793
5.9% 11/15/33	5,000,000	5,275,544
Boston Properties, Inc.:
3.25% 1/30/31	8,000,000	6,886,448
6.75% 12/1/27	37,000	38,673
CBL & Associates LP:
4.6%(d)(j)	18,229,000	2
5.25%(d)(j)	11,371,000	1
5.95%(d)(j)	10,317,000	1
Crown Castle, Inc.:
2.1% 4/1/31	4,000,000	3,256,161
2.25% 1/15/31	14,000,000	11,568,622
2.5% 7/15/31	10,000,000	8,333,526
3.8% 2/15/28	2,000,000	1,901,786
5% 1/11/28	3,000,000	2,984,861
5.1% 5/1/33	30,000,000	29,632,607
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (h)	21,865,000	19,925,793
CubeSmart LP 4.375% 2/15/29	12,000,000	11,677,208
EPR Properties:
3.6% 11/15/31	2,000,000	1,672,732
4.95% 4/15/28	8,000,000	7,686,900
Equinix, Inc.:
3.2% 11/18/29	10,000,000	9,143,259
3.9% 4/15/32	22,000,000	20,359,261
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (h)	5,075,000	4,305,231
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/30	3,000,000	2,733,591
4% 1/15/31	2,000,000	1,779,387
5.3% 1/15/29	19,193,000	18,908,965
5.375% 4/15/26	8,000,000	7,972,848
Hudson Pacific Properties LP 4.65% 4/1/29	6,000,000	5,302,469
Invitation Homes Operating Partnership LP:
4.15% 4/15/32	35,000,000	32,125,149
5.5% 8/15/33	23,000,000	23,165,214
Kimco Realty OP, LLC:
4.6% 2/1/33	9,000,000	8,661,646
6.4% 3/1/34	9,424,000	10,195,960
Kite Realty Group LP 5.5% 3/1/34	7,000	6,969
LXP Industrial Trust (REIT):
2.375% 10/1/31	7,500,000	6,042,195
2.7% 9/15/30	1,422,000	1,196,315
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	6,000,000	3,678,232
4.625% 8/1/29	19,835,000	13,411,691
5% 10/15/27	5,000,000	3,784,443
Necessity Retail REIT, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (h)	13,405,000	11,343,082
NNN (REIT), Inc. 5.6% 10/15/33	9,575,000	9,793,570
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	18,000,000	14,531,721
3.375% 2/1/31	5,000,000	4,286,612
4.5% 4/1/27	6,752,000	6,567,717
4.95% 4/1/24	2,866,000	2,860,403
Park Intermediate Holdings LLC 4.875% 5/15/29 (h)	7,000,000	6,413,750
Phillips Edison Grocery Center 2.625% 11/15/31	12,500,000	10,199,513
Prologis LP 5.125% 1/15/34	5,000,000	5,078,191
Public Storage:
5.1% 8/1/33	10,000,000	10,190,819
5.35% 8/1/53	5,000,000	5,126,611
Realty Income Corp.:
3.4% 1/15/30	12,000,000	11,051,303
4% 7/15/29	3,000,000	2,876,698
4.875% 6/1/26	436,000	435,880
5.625% 10/13/32	5,000,000	5,189,265
RLJ Lodging Trust LP:
3.75% 7/1/26(h)	4,000,000	3,780,005
4% 9/15/29(h)	4,835,000	4,279,126
Safehold Operating Partnership LP:
2.8% 6/15/31	7,000,000	5,825,903
2.85% 1/15/32	15,250,000	12,584,376
SBA Communications Corp.:
3.125% 2/1/29	25,000,000	22,280,823
3.875% 2/15/27	5,000,000	4,771,605
Simon Property Group LP 6.25% 1/15/34	10,000,000	10,821,335
Sun Communities Operating LP:
2.7% 7/15/31	9,000,000	7,475,669
4.2% 4/15/32	11,439,000	10,388,773
5.5% 1/15/29	9,000,000	9,086,001
5.7% 1/15/33	17,750,000	17,913,150
UDR, Inc. 3% 8/15/31	1,500,000	1,307,031
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (h)	18,035,000	11,948,188
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(h)	27,505,000	19,401,829
10.5% 2/15/28(h)	7,000,000	7,125,657
Ventas Realty LP:
2.5% 9/1/31	1,500,000	1,232,333
4.4% 1/15/29	17,000,000	16,489,320
VICI Properties LP:
4.75% 2/15/28	5,000,000	4,895,792
5.125% 5/15/32	38,000,000	36,313,883
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (h)	26,000,000	24,604,320
Vornado Realty LP 3.4% 6/1/31	6,000,000	4,730,297
Welltower OP LLC:
4% 6/1/25	5,000,000	4,918,176
4.125% 3/15/29	3,000,000	2,903,898
WP Carey, Inc.:
2.45% 2/1/32	2,000,000	1,633,984
3.85% 7/15/29	3,000,000	2,822,187
XHR LP:
4.875% 6/1/29(h)	10,000,000	9,223,100
6.375% 8/15/25(h)	4,250,000	4,251,400
		798,169,625
Real Estate Management & Development - 3.0%
CBRE Group, Inc. 5.95% 8/15/34	27,250,000	28,192,903
CoStar Group, Inc. 2.8% 7/15/30 (h)	2,000,000	1,717,968
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (h)	11,165,000	11,012,263
Digital Realty Trust LP:
3.6% 7/1/29	5,000,000	4,687,659
3.7% 8/15/27	5,000,000	4,836,061
5.55% 1/15/28	12,000,000	12,269,314
Essex Portfolio LP:
2.55% 6/15/31	2,000,000	1,674,709
2.65% 3/15/32	3,000,000	2,508,605
Extra Space Storage LP:
2.55% 6/1/31	2,000,000	1,671,789
5.4% 2/1/34	5,000,000	4,998,940
5.5% 7/1/30	5,000,000	5,113,249
5.9% 1/15/31	9,000,000	9,356,901
Forestar Group, Inc.:
3.85% 5/15/26(h)	8,000,000	7,598,960
5% 3/1/28(h)	5,000,000	4,717,851
Howard Hughes Corp.:
4.125% 2/1/29(h)	5,295,000	4,775,283
5.375% 8/1/28(h)	2,515,000	2,409,401
Kennedy-Wilson, Inc.:
4.75% 3/1/29	17,075,000	14,295,190
4.75% 2/1/30	8,130,000	6,602,454
5% 3/1/31	6,960,000	5,550,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (h)	1,798,000	1,782,393
		135,772,493
TOTAL REAL ESTATE		933,942,118

TOTAL NONCONVERTIBLE BONDS		1,147,573,630
TOTAL CORPORATE BONDS (Cost $1,199,497,612)		1,178,679,343

Asset-Backed Securities - 1.6%
	Principal Amount (g)	Value ($)
American Homes 4 Rent Series 2015-SFR2:
Class E, 6.07% 10/17/52 (h)	8,259,000	8,271,474
Class XS, 0% 10/17/52 (d)(e)(h)(k)	4,459,092	45
Capital Trust RE CDO Ltd. Series 2005-1A Class D, CME Term SOFR 1 Month Index + 1.610% 3.3464% 3/20/50 (d)(e)(f)(h)	2,250,000	0
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (h)	2,760,918	2,427,514
Series 2021-1 Class F, 3.325% 9/17/41 (h)	6,602,670	5,159,786
Series 2021-2 Class G, 4.505% 12/17/26 (h)	27,719,380	24,350,608
Series 2021-3 Class F, 4.242% 1/17/41 (h)	9,923,336	8,509,590
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (h)	2,900,000	2,593,352
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (h)	4,000,000	3,684,219
Tricon American Homes Series 2018-SFR1 Class F, 4.96% 5/17/37 (h)	8,282,000	8,124,228
Tricon Residential 2023-Sfr1 T Series 2023-SFR1:
Class D, 5.1% 7/17/40 (h)	5,000,000	4,823,097
Class E, 7.977% 7/17/40 (h)	2,000,000	2,051,039
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (h)	3,000,000	2,705,193
TOTAL ASSET-BACKED SECURITIES (Cost $80,819,580)		72,700,145

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6522% 2/25/42 (d)(e)(h)	21,139	9,052
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.8636% 6/25/43 (d)(e)(h)	36,388	26,447
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,396)		35,499

Commercial Mortgage Securities - 23.9%
	Principal Amount (g)	Value ($)
BANK sequential payer:
Series 2022-BNK42 Class D, 2.5% 6/15/55 (h)	2,000,000	1,290,863
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (e)	15,000,000	14,583,636
Series 2022-BNK43 Class A5, 4.399% 8/15/55	10,485,000	10,101,661
Series 2022-BNK44, Class A5, 5.9367% 11/15/55 (e)	15,900,000	16,913,622
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	1,409,000	1,498,925
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (h)	11,374,393	4,094,784
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (d)(e)	2,000,000	802,909
Series 2021-BN38 Class C, 3.3246% 12/15/64 (e)	3,505,000	2,592,379
Series 2022-BNK41, Class C, 3.9165% 4/15/65 (e)	4,433,000	3,451,440
Series 2022-BNK42 Class C, 4.7222% 6/15/55 (e)	6,500,000	5,519,036
Series 2022-BNK44 Class A/S, 5.7452% 11/15/55 (e)	5,000,000	5,131,784
Bank Series 2023-BNK46 Class A/S, 6.385% 8/15/56	5,000,000	5,351,406
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9856% 7/15/49 (e)	3,030,000	2,829,971
Bank5 2023-5Yr3 Series 2023-5YR3:
Class A/S, 7.3154% 9/15/56 (e)	1,500,000	1,615,639
Class B, 7.5592% 9/15/56 (e)	2,000,000	2,120,369
Bank5 2023-5Yr4 Series 2023-5YR4 Class A/S, 7.274% 12/15/56 (e)	5,000,000	5,365,557
BBCMS Mortgage Trust:
sequential payer:
Series 2022-C17:
Class C, 5.45% 9/15/55	2,000,000	1,779,802
Class D, 2.5% 9/15/55 (h)	2,000,000	1,203,634
Series 2023-C19 Class A5, 5.451% 4/15/56	22,500,000	23,475,593
Series 2023-C20 Class A5, 5.576% 7/15/56	24,250,000	25,573,359
Series 2023-C21 Class A/S, 6.5061% 9/15/56 (e)	7,000,000	7,460,846
Series 2023-C22:
Class A/S, 7.3636% 11/15/56	10,000,000	11,594,956
Class B, 7.3636% 11/15/56 (e)	10,000,000	11,224,744
Series 2020-C6 Class C, 3.045% 2/15/53	1,129,000	897,129
Series 2020-C7 Class C, 3.7154% 4/15/53 (e)	2,067,000	1,515,533
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	5,250,000	4,325,868
Series 2023-5C23 Class A/S, 7.7032% 12/15/56	2,500,000	2,677,679
Series 2023-C21 Class B, 6.5061% 9/15/56	7,000,000	7,308,403
Benchmark 2023-V3 Mtg Trust Series 2023-V3 Class A/S, 7.0967% 7/15/56	10,000,000	10,639,061
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (e)(h)	3,427,000	69,527
Class 225E, 3.4041% 12/15/62 (d)(e)(h)	5,141,000	51,348
Series 2021-B28 Class A5, 2.2237% 8/15/54	500,000	413,019
Series 2022-B34 Class A5, 3.786% 4/15/55	10,168,402	9,061,639
Series 2022-B35 Class A5, 4.5925% 5/15/55 (e)	12,302,000	11,574,030
Series 2022-B36 Class A5, 4.4699% 7/15/55	4,900,000	4,750,686
Series 2023-B38 Class A4, 5.5246% 4/15/56	21,000,000	21,940,672
Series 2023-B39 Class A5, 5.7536% 7/15/56	5,000,000	5,312,310
Series 2023-C5 Class A5, 5.7653% 6/15/56	22,850,000	24,285,693
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (e)(h)	11,379,000	9,960,176
Series 2022-B32 Class A5, 3.0019% 1/15/55	9,618,000	8,103,111
Series 2022-B35 Class C, 4.4444% 5/15/55 (e)	7,000,000	5,267,943
Series 2022-B36:
Class C, 5.1189% 7/15/55 (e)	2,000,000	1,478,800
Class D, 2.5% 7/15/55 (h)	3,828,000	2,132,284
Series 2023-B39 Class B, 6.192% 7/15/56 (h)	5,000,000	5,187,804
Series 2023-C5 Class B, 6.697% 6/15/56 (e)	4,750,000	5,063,771
Series 2023-V2 Class A/S, 6.5374% 5/15/55	4,200,000	4,360,312
BMO Mortgage Trust:
sequential payer Series 2023-C6 Class A5, 5.9562% 9/15/56	14,000,000	15,073,608
Series 2023-5C1 Class A/S, 7.1177% 8/15/56 (e)	3,500,000	3,718,342
Series 2023-5C2 Class A5, 7.4855% 11/15/56 (e)	10,000,000	10,749,692
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (e)	5,000,000	5,430,897
Series 2023-C7 Class A/S, 6.6738% 12/15/56 (e)	5,000,000	5,471,051
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC Class G, CME Term SOFR 1 Month Index + 3.640% 8.9793% 4/15/34 (e)(f)(h)	5,181,000	5,106,764
Series 2019-XL:
Class G, CME Term SOFR 1 Month Index + 2.410% 7.7476% 10/15/36 (e)(f)(h)	13,391,750	13,257,835
Class J, CME Term SOFR 1 Month Index + 2.760% 8.0976% 10/15/36 (e)(f)(h)	15,217,550	14,790,938
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7425% 11/15/38 (e)(f)(h)	15,581,000	14,995,083
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 8.6665% 12/15/38 (e)(f)(h)	7,790,000	7,584,505
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3936% 10/15/36 (e)(f)(h)	17,232,000	16,456,551
Series 2021-SOAR Class J, CME Term SOFR 1 Month Index + 3.860% 9.1985% 6/15/38 (e)(f)(h)	17,644,334	17,139,235
Series 2021-VINO Class G, CME Term SOFR 1 Month Index + 4.060% 9.3998% 5/15/38 (e)(f)(h)	12,077,382	11,763,764
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8476% 9/15/36 (e)(f)(h)	10,000,000	9,801,545
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2976% 9/15/36 (e)(f)(h)	5,000,000	4,813,850
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6832% 1/15/39 (e)(f)(h)	6,200,000	6,055,695
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5332% 1/15/39 (e)(f)(h)	11,340,000	11,037,322
Series 2019-OC11 Class E, 4.0755% 12/9/41 (e)(h)	22,521,000	19,362,105
Series 2020-VIVA Class E, 3.667% 3/11/44 (e)(h)	20,898,990	17,085,033
BX Commercial Mortgage Trust 2024-Xl4 floater Series 2024-XL4:
Class D, CME Term SOFR 1 Month Index + 3.130% 0% 2/15/39 (e)(f)(h)	10,000,000	10,013,000
Class E, CME Term SOFR 1 Month Index + 4.180% 9.1881% 2/15/39 (e)(f)(h)	5,000,000	4,987,500
BX Trust floater Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6322% 1/15/39 (e)(f)(h)	4,367,000	4,062,443
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (e)(h)	5,754,000	3,219,601
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)(h)	3,353,000	1,118,634
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2019-C7 Class A4, 3.102% 12/15/72	4,820,000	4,348,320
Series 2023-V2 Class A3, 6.0475% 10/12/40 (e)(h)	5,000,000	5,055,578
Series 2022-GC48 Class E, 2.5% 6/15/55 (h)	2,000,000	1,093,201
Series 2023-PRM3:
Class B, 6.5717% 7/10/28 (e)(h)	5,000,000	5,080,367
Class C, 6.5717% 7/10/28 (e)(h)	5,500,000	5,453,323
Series 2023-SMRT Class C, 6.0475% 10/12/40 (e)(h)	9,750,000	9,784,641
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.679% 9/15/33 (e)(f)(h)	4,265,000	2,066,474
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6853% 9/15/33 (e)(f)(h)	4,265,000	1,638,048
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)	4,741,000	4,290,605
Series 2012-CR1:
Class D, 5.3084% 5/15/45 (e)(h)	1,469,506	1,139,425
Class G, 2.462% 5/15/45 (d)(h)	1,614,664	30,368
Series 2014-UBS2 Class D, 5.1241% 3/10/47 (e)(h)	3,713,000	3,078,578
Series 2017-CD4 Class D, 3.3% 5/10/50 (h)	2,769,000	1,812,534
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	3,000,000	2,277,992
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (h)	2,769,000	2,057,505
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class E, 4.6861% 8/15/45 (e)(h)	2,246,651	2,182,622
Class F, 4.25% 8/15/45 (h)	2,000,000	1,620,000
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6645% 6/15/34 (f)(h)	7,120,000	3,244,252
Credit Suisse Mortgage Trust:
floater Series 2021-BPNY Class A, CME Term SOFR 1 Month Index + 3.820% 9.1629% 8/15/26 (e)(f)(h)	18,000,000	16,008,295
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.9067% 5/15/26 (e)(f)(h)	8,146,318	7,397,845
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C15 Class A4, 4.0529% 3/15/52	9,425,000	8,956,059
Series 2017-C8 Class D, 4.5627% 6/15/50 (e)(h)	4,297,000	3,160,163
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5358% 8/10/44 (e)(h)	2,829,691	2,520,321
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class C, 6.6891% 1/15/41 (e)(h)	8,800,000	8,694,896
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, CME Term SOFR 1 Month Index + 3.720% 9.0634% 11/15/38 (e)(f)(h)	15,430,040	14,689,432
GS Mortgage Securities Trust:
floater:
Series 2018-RIVR Class G, CME Term SOFR 1 Month Index + 2.640% 8.231% 7/15/35 (e)(f)(h)	3,808,000	336,456
Series 2019-70P Class E, CME Term SOFR 1 Month Index + 2.310% 7.8985% 10/15/36 (e)(f)(h)	7,437,000	6,875,460
sequential payer:
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	7,000,000	6,303,554
Series 2023-SHIP:
Class D, 6.273% 9/10/38 (e)(h)	9,000,000	8,830,678
Class E, 7.4336% 9/10/38 (e)(h)	15,000,000	14,735,946
Series 2011-GC5:
Class C, 5.2983% 8/10/44 (e)(h)	8,899,000	6,574,910
Class D, 5.2983% 8/10/44 (e)(h)	2,733,635	986,232
Class E, 5.2983% 8/10/44 (e)(h)	8,138,000	906,222
Class F, 4.5% 8/10/44 (d)(h)	7,897,000	23,691
Series 2012-GCJ9:
Class D, 4.7543% 11/10/45 (e)(h)	4,531,578	4,128,449
Class E, 4.7543% 11/10/45 (d)(e)(h)	1,908,000	1,589,059
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (e)(h)	20,270,000	18,622,507
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (e)(h)	9,213,000	8,997,386
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (h)	2,896,000	2,680,518
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)(h)	8,640,000	7,033,678
Series 2014-C26 Class D, 4.0107% 1/15/48 (e)(h)	2,398,000	2,039,913
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,000,000	6,664,805
Series 2018-C8 Class D, 3.4226% 6/15/51 (e)(h)	1,698,000	1,143,283
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (e)(h)	9,552,000	5,527,368
Series 2011-C3:
Class E, 5.7097% 2/15/46 (d)(e)(h)	13,774,000	5,716,348
Class G, 4.409% 2/15/46 (e)(h)	4,671,000	537,072
Class H, 4.409% 2/15/46 (d)(e)(h)	7,077,000	489,268
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (e)(h)	4,370,619	3,867,998
Class F, 4% 6/15/45 (d)(h)	8,192,000	6,553,600
Class G 4% 6/15/45 (d)(h)	4,044,000	2,749,920
Series 2013-LC11:
Class D, 4.2992% 4/15/46 (e)	7,722,000	3,448,414
Class E, 3.25% 4/15/46 (e)(h)	472,000	128,063
Class F, 3.25% 4/15/46 (e)(h)	2,518,000	156,116
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(e)(h)	8,161,000	19,905
Series 2018-AON Class F, 4.767% 7/5/31 (e)(h)	5,039,000	1,053,667
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (d)(h)	2,000,000	642,687
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3975% 8/15/38 (e)(f)(h)	7,096,315	6,572,750
Merit floater Series 2021-STOR Class J, CME Term SOFR 1 Month Index + 4.060% 9.3985% 7/15/38 (e)(f)(h)	3,476,000	3,365,182
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.6484% 4/15/38 (e)(f)(h)	13,087,315	12,858,293
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5924% 1/15/27 (e)(f)(h)	3,924,498	3,804,130
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2907% 1/15/27 (e)(f)(h)	13,149,119	12,699,681
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (h)	4,200,000	4,310,447
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5725% 11/15/45 (e)(h)	2,000,000	1,620,040
Series 2012-C6, Class F, 4.5725% 11/15/45 (e)(h)	2,500,000	1,200,300
Series 2013-C12 Class D, 6.2365% 10/15/46 (e)(h)	5,670,988	4,735,502
Series 2013-C13 Class E, 5.1684% 11/15/46 (e)(h)	2,740,911	2,469,397
Series 2013-C9:
Class C, 3.8559% 5/15/46 (e)	3,302,000	2,520,218
Class D, 3.9439% 5/15/46 (e)(h)	5,137,000	3,666,277
Morgan Stanley Capital I Trust:
Series 2011-C2:
Class D, 5.385% 6/15/44 (e)(h)	2,804,868	2,595,303
Class F, 5.385% 6/15/44 (d)(e)(h)	4,440,000	1,826,151
Class XB, 0.5055% 6/15/44 (e)(h)(k)	27,974,438	96,017
Series 2011-C3:
Class E, 5.1087% 7/15/49 (e)(h)	1,182,551	1,154,102
Class F, 5.1087% 7/15/49 (e)(h)	5,624,050	5,061,482
Class G, 5.1087% 7/15/49 (e)(h)	5,049,500	4,304,996
Series 2015-MS1 Class D, 4.1571% 5/15/48 (e)(h)	10,833,000	6,788,720
Series 2016-BNK2 Class C, 3% 11/15/49 (h)	2,966,000	1,368,998
Series 2017-H1 Class C, 4.281% 6/15/50	2,470,594	2,190,578
Series 2018-H4 Class A4, 4.31% 12/15/51	14,240,929	13,805,923
Series 2020-L4, Class C, 3.536% 2/15/53	2,765,000	2,071,258
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (e)(h)	1,500,000	989,416
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	16,000,000	16,952,125
Class B, 6.9056% 5/15/56 (e)	3,750,000	4,016,187
Series 2023-2:
Class AS, 6.491% 12/15/56	10,000,000	10,799,726
Class B, 7.1101% 12/15/56 (e)	10,000,000	10,943,462
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1302% 6/15/35 (d)(e)(f)(h)	651,000	32,550
Series 2020-2PAC Class AMZ3, 3.6167% 1/15/37 (d)(e)(h)	2,502,675	1,670,209
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0169% 10/15/28 (e)(f)(h)	9,459,358	9,494,863
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8465% 10/15/36 (e)(f)(h)	4,588,063	4,393,070
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7945% 10/15/36 (e)(f)(h)	8,217,564	7,644,713
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, CME Term SOFR 1 Month Index + 2.710% 8.0765% 7/15/38 (e)(f)(h)	500,000	381,285
Class G, CME Term SOFR 1 Month Index + 4.460% 9.7985% 7/15/38 (d)(e)(f)(h)	5,944,000	3,705,667
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (h)	9,277,000	7,248,120
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7993% 12/15/37 (e)(f)(h)	5,000,000	4,835,079
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)	2,565,448	2,640,457
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (e)(h)	5,000,000	4,335,891
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 8.684% 1/15/39 (e)(f)(h)	14,615,000	13,468,171
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7133% 10/15/38 (e)(f)(h)	12,754,000	11,861,217
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4214% 11/15/38 (e)(f)(h)	3,706,887	3,554,910
Series 2021-MFP2 Class J, CME Term SOFR 1 Month Index + 4.020% 9.363% 11/15/36 (e)(f)(h)	10,872,000	10,519,630
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.351% 11/15/36 (e)(f)(h)	4,985,000	4,802,913
Class F, CME Term SOFR 1 Month Index + 3.660% 8.999% 11/15/36 (e)(f)(h)	15,282,000	14,560,335
Class G, CME Term SOFR 1 Month Index + 4.310% 9.648% 11/15/36 (e)(f)(h)	9,177,000	8,705,238
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.8925% 2/12/41 (e)(h)	6,000,000	4,253,875
Class F, 2.8925% 2/12/41 (e)(h)	3,211,000	2,002,092
TPGI Trust floater Series 2021-DGWD Class G, CME Term SOFR 1 Month Index + 3.960% 9.3045% 6/15/26 (e)(f)(h)	5,846,400	5,773,715
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (e)(h)	4,699,074	3,770,537
Class F, 5% 5/10/45 (e)(h)	2,221,350	266,562
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (e)(h)	2,143,000	1,724,601
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4485% 7/15/39 (e)(f)(h)	800,000	363,682
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3485% 7/15/39 (e)(f)(h)	6,685,000	3,657,380
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (d)(h)	6,979,000	2,260,640
Series 2016-NXS6 Class D, 3.059% 11/15/49 (h)	5,037,000	3,986,842
Series 2019-C52 Class C, 3.561% 8/15/52	883,000	725,293
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(e)	3,955,000	54,021
Series 2011-C3 Class D, 6.0497% 3/15/44 (e)(h)	503,530	139,729
Series 2013-C11 Class E, 4.1896% 3/15/45 (d)(e)(h)	4,727,000	2,783,803
Series 2013-C13 Class D, 4.1415% 5/15/45 (d)(e)(h)	3,803,068	3,249,227
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (e)(h)	6,725,000	5,639,397
Class PR2, 3.6332% 6/5/35 (e)(h)	2,541,000	2,036,046
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,220,276,142)		1,093,421,144

Bank Loan Obligations - 2.7%
	Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Senior Finance II, LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 1/27/31 (f)(l)(m)	13,978,892	13,957,085
Tranche B, term loan CME Term SOFR 1 Month Index + 1.750% 7.21% 4/11/25 (e)(f)(m)	11,955,215	11,927,837
		25,884,922
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4355% 9/9/26 (e)(f)(m)	7,785,120	7,765,657
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 1/24/31 (f)(l)(m)	4,435,000	4,423,913
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0826% 1/10/31 (e)(f)(m)	4,000,000	3,990,000
CME Term SOFR 1 Month Index + 3.000% 8.1971% 8/2/28 (e)(f)(m)	1,000,000	997,860
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1859% 6/21/28 (e)(f)(m)	13,500,000	13,494,330
		30,671,760
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (e)(f)(m)	10,000,000	9,995,000
FINANCIALS - 0.9%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 12/31/30 (e)(f)(m)	5,000,000	4,991,500
Financial Services - 0.8%
Agellan Portfolio 9% 8/7/25 (d)(m)	6,611,000	6,611,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3332% 1/9/25 (d)(e)(f)(m)	23,154,831	21,881,315
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.9172% 1/21/27 (d)(e)(f)(m)	6,964,657	6,964,657
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (d)(f)(j)(m)	29,336,049	3
		35,456,975
TOTAL FINANCIALS		40,448,475
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4326% 8/4/28 (e)(f)(m)	13,250,000	13,227,873
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1971% 8/21/25 (e)(f)(m)	257,929	255,834
CME Term SOFR 1 Month Index + 3.250% 8.706% 1/31/30 (e)(f)(m)	2,624,599	2,596,175
CME Term SOFR 1 Month Index + 4.000% 9.3326% 1/31/30 (e)(f)(m)	2,290,000	2,272,825
		5,124,834
TOTAL BANK LOAN OBLIGATIONS (Cost $155,370,694)		125,352,864

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (e)(n)	6,000,000	5,891,512
FINANCIALS - 0.0%
Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(h)	500,000	0
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)(h)	1,220,000	12
		12
TOTAL PREFERRED SECURITIES (Cost $7,297,768)		5,891,524

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o)	354,687,418	354,758,356
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	1,637,736	1,637,900
TOTAL MONEY MARKET FUNDS (Cost $356,353,020)		356,396,256

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,634,742,207)	4,604,834,678
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(29,770,633)
NET ASSETS - 100.0%	4,575,064,045

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated company
(c)	Non-income producing
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,035,449,751 or 22.6% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	506,279,498	614,620,149	766,141,291	8,721,497	3,783	(3,783)	354,758,356	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	573,400	9,608,153	8,543,653	29,143	-	-	1,637,900	0.0%
Total	506,852,898	624,228,302	774,684,944	8,750,640	3,783	(3,783)	356,396,256

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	11,477,212	-	-	7,003	-	(650,092)	9,797,214
Great Ajax Corp. 7.25%	14,943,642	-	-	554,119	-	269,035	15,212,677
Total	26,420,854	-	-	561,122	-	(381,057)	25,009,891

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	32,131,500	32,131,500	-	-
Financials	403,349,597	388,136,920	15,212,677	-
Industrials	2,785,970	2,785,970	-	-
Information Technology	7	-	-	7
Real Estate	1,334,090,829	1,313,037,206	21,053,620	3

Corporate Bonds	1,178,679,343	-	1,178,679,339	4

Asset-Backed Securities	72,700,145	-	72,700,100	45

Collateralized Mortgage Obligations	35,499	-	-	35,499

Commercial Mortgage Securities	1,093,421,144	-	1,051,017,461	42,403,683

Bank Loan Obligations	125,352,864	-	89,895,889	35,456,975

Preferred Securities	5,891,524	-	5,891,512	12

Money Market Funds	356,396,256	356,396,256	-	-
Total Investments in Securities:	4,604,834,678	2,092,487,852	2,434,450,598	77,896,228

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$50,262,279
Net Realized Gain (Loss) on Investment Securities	(10,936,254)
Net Unrealized Gain (Loss) on Investment Securities	4,975,062
Cost of Purchases	407,916
Proceeds of Sales	(151,932)
Amortization/Accretion	(447,142)
Transfers into Level 3	21,551,802
Transfers out of Level 3	(23,258,048)
Ending Balance	$42,403,683
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$3,240,991
Bank Loan Obligations
Beginning Balance	$64,799,225
Net Realized Gain (Loss) on Investment Securities	12,894
Net Unrealized Gain (Loss) on Investment Securities	(15,958,622)
Cost of Purchases	-
Proceeds of Sales	(13,397,766)
Amortization/Accretion	1,244
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$35,456,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(15,958,622)
Other Investments in Securities
Beginning Balance	$4,527,633
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(64,543)
Cost of Purchases	-
Proceeds of Sales	(5,206)
Amortization/Accretion	(317)
Transfers into Level 3	41,553
Transfers out of Level 3	(4,463,550)
Ending Balance	$35,570
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(64,543)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,256,410) - See accompanying schedule:
Unaffiliated issuers (cost $4,243,380,476)	$4,223,428,531
Fidelity Central Funds (cost $356,353,020)	356,396,256
Other affiliated issuers (cost $35,008,711)	25,009,891

Total Investment in Securities (cost $4,634,742,207)		$4,604,834,678
Cash		9,260
Receivable for investments sold		874,157
Receivable for fund shares sold		3,157,294
Dividends receivable		2,896,270
Interest receivable		21,970,650
Distributions receivable from Fidelity Central Funds		1,562,106
Prepaid expenses		3,854
Total assets		4,635,308,269
Liabilities
Payable for investments purchased	$52,229,351
Payable for fund shares redeemed	3,660,683
Accrued management fee	1,972,338
Distribution and service plan fees payable	109,922
Other affiliated payables	567,052
Other payables and accrued expenses	66,978
Collateral on securities loaned	1,637,900
Total Liabilities		60,244,224
Net Assets		$4,575,064,045
Net Assets consist of:
Paid in capital		$4,759,695,936
Total accumulated earnings (loss)		(184,631,891)
Net Assets		$4,575,064,045

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($293,108,102 ÷ 25,507,858 shares)(a)		$11.49
Maximum offering price per share (100/96.00 of $11.49)		$11.97
Class M :
Net Asset Value and redemption price per share ($41,495,926 ÷ 3,609,836 shares)(a)		$11.50
Maximum offering price per share (100/96.00 of $11.50)		$11.98
Class C :
Net Asset Value and offering price per share ($47,443,004 ÷ 4,202,848 shares)(a)		$11.29
Real Estate Income :
Net Asset Value, offering price and redemption price per share ($1,246,548,351 ÷ 107,628,136 shares)		$11.58
Class I :
Net Asset Value, offering price and redemption price per share ($1,248,604,272 ÷ 108,318,138 shares)		$11.53
Class Z :
Net Asset Value, offering price and redemption price per share ($1,697,864,390 ÷ 147,362,734 shares)		$11.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends (including $561,122 earned from affiliated issuers)		$43,948,295
Interest		66,779,713
Income from Fidelity Central Funds (including $29,143 from security lending)		8,750,640
Total Income		119,478,648
Expenses
Management fee	$11,513,853
Transfer agent fees	2,750,565
Distribution and service plan fees	664,526
Accounting fees	631,517
Custodian fees and expenses	15,303
Independent trustees' fees and expenses	12,949
Registration fees	88,219
Audit	54,970
Legal	4,591
Miscellaneous	9,950
Total expenses before reductions	15,746,443
Expense reductions	(191,795)
Total expenses after reductions		15,554,648
Net Investment income (loss)		103,924,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(64,622,581)
Fidelity Central Funds	3,783
Foreign currency transactions	(190)
Total net realized gain (loss)		(64,618,988)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	124,997,948
Fidelity Central Funds	(3,783)
Other affiliated issuers	(381,057)
Assets and liabilities in foreign currencies	85
Total change in net unrealized appreciation (depreciation)		124,613,193
Net gain (loss)		59,994,205
Net increase (decrease) in net assets resulting from operations		$163,918,205
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,924,000	$238,244,025
Net realized gain (loss)	(64,618,988)	(93,379,075)
Change in net unrealized appreciation (depreciation)	124,613,193	(324,762,669)
Net increase (decrease) in net assets resulting from operations	163,918,205	(179,897,719)
Distributions to shareholders	(118,935,485)	(351,750,740)

Share transactions - net increase (decrease)	(58,644,632)	(838,782,559)
Total increase (decrease) in net assets	(13,661,912)	(1,370,431,018)

Net Assets
Beginning of period	4,588,725,957	5,959,156,975
End of period	$4,575,064,045	$4,588,725,957

Financial Highlights
Fidelity Advisor® Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$12.49	$13.43	$11.02	$12.43	$11.99
Income from Investment Operations
Net investment income (loss) A,B	.25	.53	.39	.33	.45	.51
Net realized and unrealized gain (loss)	.17	(.88)	(1.03)	2.53	(1.25)	.65
Total from investment operations	.42	(.35)	(.64)	2.86	(.80)	1.16
Distributions from net investment income	(.29)	(.56)	(.28)	(.42) C	(.44)	(.51)
Distributions from net realized gain	-	(.22)	(.02)	(.03) C	(.16)	(.21)
Total distributions	(.29)	(.78)	(.30)	(.45)	(.61) D	(.72)
Net asset value, end of period	$11.49	$11.36	$12.49	$13.43	$11.02	$12.43
Total Return E,F,G	3.81%	(2.72)%	(4.83)%	26.64%	(6.88)%	10.15%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.99% J	.99%	.98%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.98% J	.98%	.98%	.99%	1.01%	1.01%
Expenses net of all reductions	.98% J	.98%	.98%	.99%	1.00%	1.01%
Net investment income (loss)	4.44% J	4.61%	2.97%	2.75%	3.85%	4.29%
Supplemental Data
Net assets, end of period (000 omitted)	$293,108	$304,754	$364,443	$384,382	$324,031	$325,296
Portfolio turnover rate K	31% J	17%	42%	26%	32% L	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$12.49	$13.43	$11.02	$12.43	$11.99
Income from Investment Operations
Net investment income (loss) A,B	.25	.52	.39	.33	.45	.51
Net realized and unrealized gain (loss)	.18	(.87)	(1.03)	2.53	(1.26)	.65
Total from investment operations	.43	(.35)	(.64)	2.86	(.81)	1.16
Distributions from net investment income	(.29)	(.56)	(.28)	(.42) C	(.44)	(.51)
Distributions from net realized gain	-	(.22)	(.02)	(.03) C	(.16)	(.21)
Total distributions	(.29)	(.78)	(.30)	(.45)	(.60)	(.72)
Net asset value, end of period	$11.50	$11.36	$12.49	$13.43	$11.02	$12.43
Total Return D,E,F	3.89%	(2.75)%	(4.85)%	26.62%	(6.89)%	10.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.01%	.99%	1.01%	1.03%	1.04%
Expenses net of fee waivers, if any	1.00% I	1.00%	.99%	1.01%	1.03%	1.04%
Expenses net of all reductions	1.00% I	1.00%	.99%	1.01%	1.03%	1.04%
Net investment income (loss)	4.42% I	4.59%	2.97%	2.73%	3.82%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$41,496	$42,829	$52,919	$57,338	$49,387	$60,540
Portfolio turnover rate J	31% I	17%	42%	26%	32% K	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$12.27	$13.21	$10.88	$12.28	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.20	.43	.29	.24	.36	.42
Net realized and unrealized gain (loss)	.18	(.86)	(1.01)	2.48	(1.23)	.64
Total from investment operations	.38	(.43)	(.72)	2.72	(.87)	1.06
Distributions from net investment income	(.25)	(.46)	(.20)	(.36) C	(.36)	(.42)
Distributions from net realized gain	-	(.22)	(.02)	(.03) C	(.16)	(.21)
Total distributions	(.25)	(.68)	(.22)	(.39)	(.53) D	(.63)
Net asset value, end of period	$11.29	$11.16	$12.27	$13.21	$10.88	$12.28
Total Return E,F,G	3.46%	(3.46)%	(5.54)%	25.64%	(7.50)%	9.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.74% J	1.74%	1.72%	1.74%	1.76%	1.76%
Expenses net of fee waivers, if any	1.73% J	1.73%	1.72%	1.74%	1.76%	1.76%
Expenses net of all reductions	1.73% J	1.73%	1.72%	1.74%	1.76%	1.76%
Net investment income (loss)	3.69% J	3.86%	2.23%	2.00%	3.09%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$47,443	$56,795	$89,135	$120,072	$150,653	$210,156
Portfolio turnover rate K	31% J	17%	42%	26%	32% L	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Real Estate Income Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$12.58	$13.52	$11.09	$12.50	$12.05
Income from Investment Operations
Net investment income (loss) A,B	.26	.56	.43	.37	.48	.54
Net realized and unrealized gain (loss)	.17	(.88)	(1.03)	2.53	(1.25)	.66
Total from investment operations	.43	(.32)	(.60)	2.90	(.77)	1.20
Distributions from net investment income	(.30)	(.60)	(.32)	(.44) C	(.48)	(.54)
Distributions from net realized gain	-	(.22)	(.02)	(.03) C	(.16)	(.21)
Total distributions	(.30)	(.81) D	(.34)	(.47)	(.64)	(.75)
Net asset value, end of period	$11.58	$11.45	$12.58	$13.52	$11.09	$12.50
Total Return E,F	3.92%	(2.42)%	(4.56)%	26.88%	(6.58)%	10.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.73%	.71%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.72% I	.72%	.71%	.72%	.73%	.75%
Expenses net of all reductions	.72% I	.72%	.71%	.72%	.73%	.75%
Net investment income (loss)	4.70% I	4.87%	3.24%	3.02%	4.12%	4.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,246,548	$1,288,147	$1,898,345	$2,777,243	$2,205,319	$2,691,820
Portfolio turnover rate J	31% I	17%	42%	26%	32% K	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$12.53	$13.47	$11.04	$12.45	$12.01
Income from Investment Operations
Net investment income (loss) A,B	.26	.56	.43	.37	.48	.54
Net realized and unrealized gain (loss)	.18	(.89)	(1.03)	2.53	(1.25)	.65
Total from investment operations	.44	(.33)	(.60)	2.90	(.77)	1.19
Distributions from net investment income	(.30)	(.60)	(.32)	(.44) C	(.47)	(.54)
Distributions from net realized gain	-	(.22)	(.02)	(.03) C	(.16)	(.21)
Total distributions	(.30)	(.81) D	(.34)	(.47)	(.64) D	(.75)
Net asset value, end of period	$11.53	$11.39	$12.53	$13.47	$11.04	$12.45
Total Return E,F	4.03%	(2.52)%	(4.57)%	27.03%	(6.62)%	10.43%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.73% I	.73%	.71%	.71%	.74%	.75%
Expenses net of fee waivers, if any	.72% I	.72%	.71%	.71%	.74%	.74%
Expenses net of all reductions	.72% I	.72%	.71%	.71%	.74%	.74%
Net investment income (loss)	4.71% I	4.87%	3.24%	3.03%	4.11%	4.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,248,604	$1,379,614	$1,946,852	$2,810,475	$1,782,594	$2,386,308
Portfolio turnover rate J	31% I	17%	42%	26%	32% K	17%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$12.53	$13.47	$11.04	$12.45	$11.74
Income from Investment Operations
Net investment income (loss) B,C	.27	.57	.44	.38	.49	.47
Net realized and unrealized gain (loss)	.17	(.88)	(1.02)	2.53	(1.25)	.67
Total from investment operations	.44	(.31)	(.58)	2.91	(.76)	1.14
Distributions from net investment income	(.31)	(.61)	(.34)	(.45) D	(.49)	(.42)
Distributions from net realized gain	-	(.22)	(.02)	(.03) D	(.16)	(.02)
Total distributions	(.31)	(.83)	(.36)	(.48)	(.65)	(.43) E
Net asset value, end of period	$11.52	$11.39	$12.53	$13.47	$11.04	$12.45
Total Return F,G	4.00%	(2.36)%	(4.44)%	27.15%	(6.50)%	10.00%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.60% J	.60%	.59%	.60%	.62%	.62% J
Expenses net of fee waivers, if any	.59% J	.60%	.59%	.60%	.62%	.62% J
Expenses net of all reductions	.59% J	.60%	.59%	.60%	.61%	.62% J
Net investment income (loss)	4.83% J	4.99%	3.36%	3.14%	4.24%	4.71% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,697,864	$1,516,585	$1,607,463	$919,766	$793,220	$467,324
Portfolio turnover rate K	31% J	17%	42%	26%	32% L	17%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Equities	$10	Recovery value	Recovery value	$0.00	Increase
Corporate Bonds	$4	Recovery value	Recovery value	$0.00	Increase
Commercial Mortgage Securities	$42,403,683	Indicative market price	Evaluated bid	$0.24 - $85.44 / $63.20	Increase
Asset-Backed Securities	$45	Indicative market price	Evaluated bid	$0.00	Increase
		Recovery value	Recovery value	$0.00	Increase
Collateralized Mortgage Obligations	$35,499	Indicative market price	Evaluated bid	$42.82 - $72.68 / $65.07	Increase
Preferred Securities	$12	Recovery value	Recovery value	$0.00	Increase
Bank Loan Obligations	$35,456,975	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	8.7% - 11.7% / 10.7%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain conversion ratio adjustments, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$336,421,238
Gross unrealized depreciation	(367,933,230)
Net unrealized appreciation (depreciation)	$(31,511,992)
Tax cost	$4,636,346,670

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(27,960,936)
Long-term	(62,321,674)
Total capital loss carryforward	$(90,282,610)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Income Fund	729,324,603	634,158,556
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$360,867	$229
Class M	- %	.25%	51,327	-
Class C	.75%	.25%	252,332	5,454
			$664,526	$5,683
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,652
Class M	605
Class C A	360
$4,617

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1777
Class M	.1975
Class C	.1799
Real Estate Income	.1674
Class I	.1660

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$258,129.18
Class M	40,896.20
Class C	45,540.18
Real Estate Income	1,032,836.17
Class I	1,050,481.17
Class Z	322,683.04
	$2,750,565

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Blue Chip Growth Fund	.0278

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Real Estate Income Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.72
Class C	.70
Real Estate Income	.69
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Real Estate Income Fund	$5,426

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Income Fund	-	8,241,772	(181,282)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Real Estate Income Fund	44,700
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Real Estate Income Fund	$3,531
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Income Fund	$2,997	$6	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,909.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $189,886.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Real Estate Income Fund
Distributions to shareholders
Class A	$7,428,766	$21,930,158
Class M	1,055,724	3,110,455
Class C	1,109,802	4,348,277
Real Estate Income	32,998,157	103,579,841
Class I	33,686,660	115,278,699
Class Z	42,656,376	103,503,310
Total	$118,935,485	$351,750,740

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Real Estate Income Fund
Class A
Shares sold	1,745,370	4,529,438	$19,318,271	$51,823,043
Reinvestment of distributions	486,771	1,431,595	5,375,589	16,449,419
Shares redeemed	(3,552,187)	(8,310,972)	(39,293,725)	(94,422,132)
Net increase (decrease)	(1,320,046)	(2,349,939)	$(14,599,865)	$(26,149,670)
Class M
Shares sold	64,900	182,092	$720,427	$2,081,875
Reinvestment of distributions	91,797	262,127	1,013,953	3,012,477
Shares redeemed	(315,750)	(910,889)	(3,510,599)	(10,351,315)
Net increase (decrease)	(159,053)	(466,670)	$(1,776,219)	$(5,256,963)
Class C
Shares sold	95,718	229,563	$1,057,589	$2,595,406
Reinvestment of distributions	99,897	375,961	1,084,404	4,260,263
Shares redeemed	(1,081,403)	(2,780,448)	(11,752,262)	(31,102,886)
Net increase (decrease)	(885,788)	(2,174,924)	$(9,610,269)	$(24,247,217)
Real Estate Income
Shares sold	5,412,740	14,381,485	$60,869,770	$165,460,169
Reinvestment of distributions	2,568,227	7,887,949	28,578,780	91,324,900
Shares redeemed	(12,876,508)	(60,597,988)	(143,717,796)	(708,964,361)
Net increase (decrease)	(4,895,541)	(38,328,554)	$(54,269,246)	$(452,179,292)
Class I
Shares sold	12,448,091	30,191,122	$138,009,656	$345,734,833
Reinvestment of distributions	2,869,233	9,257,182	31,741,796	106,675,182
Shares redeemed	(28,072,344)	(73,751,513)	(310,109,490)	(837,783,994)
Net increase (decrease)	(12,755,020)	(34,303,209)	$(140,358,038)	$(385,373,979)
Class Z
Shares sold	24,914,680	30,444,095	$280,890,045	$349,094,163
Reinvestment of distributions	3,382,590	8,001,421	37,431,261	91,968,427
Shares redeemed	(14,086,688)	(33,595,613)	(156,352,301)	(386,638,028)
Net increase (decrease)	14,210,582	4,849,903	$161,969,005	$54,424,562

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Real Estate Income Fund	24%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Real Estate Income Fund
Class A	.98%
Actual		$ 1,000	$ 1,038.10	$ 5.02
Hypothetical-B		$ 1,000	$ 1,020.21	$ 4.98
Class M	1.00%
Actual		$ 1,000	$ 1,038.90	$ 5.13
Hypothetical-B		$ 1,000	$ 1,020.11	$ 5.08
Class C	1.73%
Actual		$ 1,000	$ 1,034.60	$ 8.85
Hypothetical-B		$ 1,000	$ 1,016.44	$ 8.77
Fidelity® Real Estate Income Fund **	.72%
Actual		$ 1,000	$ 1,039.20	$ 3.69
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66
Class I	.72%
Actual		$ 1,000	$ 1,040.30	$ 3.69
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66
Class Z **	.59%
Actual		$ 1,000	$ 1,040.00	$ 3.03
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Real Estate Income Fund
Fidelity® Real Estate Income Fund	.67%
Actual		$ 3.43
Hypothetical- B		$ 3.40
Class Z	.56%
Actual		$ 2.87
Hypothetical- B		$ 2.85

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.789716.120
REI-SANN-0324
Fidelity® OTC K6 Portfolio

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	13.3
Apple, Inc.	11.4
Amazon.com, Inc.	8.7
NVIDIA Corp.	6.3
Alphabet, Inc. Class A	6.1
Meta Platforms, Inc. Class A	5.0
Alphabet, Inc. Class C	3.2
Marvell Technology, Inc.	2.6
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2.5
Netflix, Inc.	2.1
61.2

Market Sectors (% of Fund's net assets)

Information Technology	46.2
Communication Services	19.0
Consumer Discretionary	13.8
Health Care	6.7
Energy	5.0
Consumer Staples	4.9
Industrials	2.3
Financials	2.2
Real Estate	0.4
Materials	0.1

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 18.8%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	1,498	0
Entertainment - 2.1%
Electronic Arts, Inc.	176	24,214
NetEase, Inc. ADR	1,159	113,165
Netflix, Inc. (a)	82,916	46,773,745
Take-Two Interactive Software, Inc. (a)	1,611	265,702
		47,176,826
Interactive Media & Services - 14.7%
Alphabet, Inc.:
Class A (a)	977,095	136,891,010
Class C (a)	502,358	71,234,364
Epic Games, Inc. (a)(b)(c)	5,200	3,206,528
Meta Platforms, Inc. Class A	288,549	112,574,507
Snap, Inc. Class A (a)	100,600	1,598,534
Vimeo, Inc. (a)	24,964	99,107
Yandex NV Series A (a)(b)(d)	253,404	3,243,571
		328,847,621
Media - 1.9%
Charter Communications, Inc. Class A (a)	35,534	13,172,809
Comcast Corp. Class A	653,944	30,434,554
		43,607,363
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	7,500	1,209,225
TOTAL COMMUNICATION SERVICES		420,841,035
CONSUMER DISCRETIONARY - 13.7%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	1,247	19,092
Tesla, Inc. (a)	7,667	1,435,952
		1,455,044
Broadline Retail - 8.7%
Alibaba Group Holding Ltd. sponsored ADR	522	37,673
Amazon.com, Inc. (a)	1,245,759	193,341,797
ContextLogic, Inc. (a)	565	2,469
Etsy, Inc. (a)	11,427	760,581
Global-e Online Ltd. (a)	20,061	757,704
JD.com, Inc. Class A	739	8,333
		194,908,557
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	1,530	220,534
Churchill Downs, Inc.	85,712	10,368,581
Domino's Pizza, Inc.	2,321	989,257
Hilton Worldwide Holdings, Inc.	6,300	1,203,048
Marriott International, Inc. Class A	4,194	1,005,428
Wynn Resorts Ltd.	9,478	895,008
Zomato Ltd. (a)	368,500	618,864
		15,300,720
Specialty Retail - 2.2%
Five Below, Inc. (a)	47,097	8,452,028
Lowe's Companies, Inc.	78,659	16,741,782
Ross Stores, Inc.	156,772	21,991,976
thredUP, Inc. (a)(d)	7,523	15,309
TJX Companies, Inc.	16,251	1,542,382
		48,743,477
Textiles, Apparel & Luxury Goods - 2.0%
Figs, Inc. Class A (a)(d)	3,944	22,717
Kontoor Brands, Inc.	476	27,903
lululemon athletica, Inc. (a)	71,696	32,537,079
LVMH Moet Hennessy Louis Vuitton SE	14,022	11,667,131
NIKE, Inc. Class B	13,406	1,361,111
		45,615,941
TOTAL CONSUMER DISCRETIONARY		306,023,739
CONSUMER STAPLES - 4.9%
Beverages - 2.7%
Diageo PLC	333,820	12,056,864
Keurig Dr. Pepper, Inc.	713,757	22,440,520
Monster Beverage Corp.	445,722	24,523,624
		59,021,008
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	10,292	7,151,705
Dollar General Corp.	37,000	4,886,590
Dollar Tree, Inc. (a)	25,667	3,352,624
		15,390,919
Food Products - 0.8%
Mondelez International, Inc.	248,764	18,724,466
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	116,400	15,363,636
The Honest Co., Inc. (a)	1,176	3,352
		15,366,988
TOTAL CONSUMER STAPLES		108,503,381
ENERGY - 5.0%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	281,980	13,732,426
TGS ASA ADR	232,236	2,271,268
		16,003,694
Oil, Gas & Consumable Fuels - 4.3%
Cenovus Energy, Inc. (Canada)	12,509	202,645
Diamondback Energy, Inc.	4,654	715,506
EOG Resources, Inc.	1,000	113,790
Exxon Mobil Corp.	356,100	36,610,641
Hess Corp.	88,922	12,496,209
Reliance Industries Ltd.	1,053,213	36,169,126
Reliance Industries Ltd. GDR (e)	149,324	10,363,086
		96,671,003
TOTAL ENERGY		112,674,697
FINANCIALS - 1.7%
Banks - 0.0%
Huntington Bancshares, Inc.	9,122	116,123
Wintrust Financial Corp.	3,087	299,377
		415,500
Capital Markets - 0.1%
Coinbase Global, Inc. (a)(d)	9,800	1,256,360
S&P Global, Inc.	149	66,804
		1,323,164
Financial Services - 1.6%
Jio Financial Services Ltd.	1,048,713	3,129,803
MasterCard, Inc. Class A	70,853	31,829,293
PayPal Holdings, Inc. (a)	13,683	839,452
		35,798,548
TOTAL FINANCIALS		37,537,212
HEALTH CARE - 6.7%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	95,486	16,510,484
Amgen, Inc.	42,674	13,410,731
Arcutis Biotherapeutics, Inc. (a)(d)	71,603	420,310
Argenx SE ADR (a)	3,100	1,179,581
Ascendis Pharma A/S sponsored ADR (a)	22,142	2,876,910
GenSight Biologics SA (a)	16,039	6,899
Ionis Pharmaceuticals, Inc. (a)	2,430	124,878
Legend Biotech Corp. ADR (a)	9,600	528,576
Regeneron Pharmaceuticals, Inc. (a)	25,221	23,777,854
Trevena, Inc. (a)(d)	1,349	854
		58,837,077
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	185,700	11,747,382
DexCom, Inc. (a)	51,979	6,307,652
Inspire Medical Systems, Inc. (a)	33,000	6,958,710
Insulet Corp. (a)	118,573	22,632,029
Neuronetics, Inc. (a)	2,922	9,935
Outset Medical, Inc. (a)	3,171	9,640
Pulmonx Corp. (a)	2,888	38,353
Tandem Diabetes Care, Inc. (a)	15,281	348,407
TransMedics Group, Inc. (a)	34,700	2,976,219
		51,028,327
Health Care Providers & Services - 0.2%
Humana, Inc.	8,648	3,269,463
Health Care Technology - 0.0%
Certara, Inc. (a)	21,121	341,315
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	25,281	1,053,459
Bruker Corp.	203,908	14,581,461
Danaher Corp.	42,400	10,172,184
Illumina, Inc. (a)	3,166	452,770
Seer, Inc. (a)	38,113	65,554
Thermo Fisher Scientific, Inc.	1,800	970,164
		27,295,592
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	144,632	9,638,276
Elanco Animal Health, Inc. (a)	6,694	98,670
TherapeuticsMD, Inc. (a)(d)	519	1,173
		9,738,119
TOTAL HEALTH CARE		150,509,893
INDUSTRIALS - 2.3%
Commercial Services & Supplies - 0.0%
Veralto Corp.	1,333	102,228
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	684	21,484
Comfort Systems U.S.A., Inc.	5,300	1,152,591
EMCOR Group, Inc.	5,100	1,163,361
Sterling Construction Co., Inc. (a)	4,900	367,990
		2,705,426
Electrical Equipment - 1.4%
Vertiv Holdings Co.	559,500	31,516,635
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	11,831	952,041
CSX Corp.	25,387	906,316
		1,858,357
Passenger Airlines - 0.0%
Wheels Up Experience, Inc. Class A (a)(d)	7,082	23,441
Professional Services - 0.7%
Verisk Analytics, Inc.	66,653	16,098,699
TOTAL INDUSTRIALS		52,304,786
INFORMATION TECHNOLOGY - 46.2%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	12,900	3,336,972
Cisco Systems, Inc.	90,143	4,523,376
		7,860,348
IT Services - 1.0%
Accenture PLC Class A	4,000	1,455,520
Gartner, Inc. (a)	34,423	15,746,457
MongoDB, Inc. Class A (a)	8,252	3,305,091
Twilio, Inc. Class A (a)	133	9,354
X Holdings Corp. Class A (b)(c)	57,830	1,646,998
		22,163,420
Semiconductors & Semiconductor Equipment - 16.4%
Advanced Micro Devices, Inc. (a)	15,045	2,522,896
Alchip Technologies Ltd.	19,000	2,357,250
Analog Devices, Inc.	6,473	1,245,146
Applied Materials, Inc.	30,223	4,965,639
Arm Holdings Ltd. ADR (d)	17,900	1,264,993
ASML Holding NV (depository receipt)	44,996	39,138,421
BE Semiconductor Industries NV	126,000	19,036,314
Broadcom, Inc.	7,400	8,732,000
Lam Research Corp.	21,686	17,894,637
Marvell Technology, Inc.	852,419	57,708,766
Micron Technology, Inc.	38,700	3,318,525
NVIDIA Corp.	227,563	140,012,687
NXP Semiconductors NV	50,932	10,724,751
Skyworks Solutions, Inc.	8,215	858,139
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	497,543	56,202,457
		365,982,621
Software - 16.1%
Adobe, Inc. (a)	11,779	7,276,831
Autodesk, Inc. (a)	15,586	3,955,883
Cadence Design Systems, Inc. (a)	77,816	22,446,803
Dropbox, Inc. Class A (a)	19,030	602,870
Dynatrace, Inc. (a)	3,034	172,938
Intuit, Inc.	25,715	16,234,651
Microsoft Corp.	746,486	296,787,901
Roper Technologies, Inc.	9,200	4,940,400
Salesforce, Inc. (a)	645	181,303
Stripe, Inc. Class B (a)(b)(c)	7,800	191,256
Synopsys, Inc. (a)	14,562	7,766,643
		360,557,479
Technology Hardware, Storage & Peripherals - 12.3%
Apple, Inc.	1,377,100	253,937,240
Samsung Electronics Co. Ltd.	356,960	19,396,296
Western Digital Corp. (a)	22,977	1,315,433
		274,648,969
TOTAL INFORMATION TECHNOLOGY		1,031,212,837
MATERIALS - 0.1%
Chemicals - 0.1%
Linde PLC	2,700	1,093,041
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.	10,583	8,781,456
TOTAL COMMON STOCKS (Cost $1,473,909,337)		2,229,482,077

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	6,135	1,356,633
Reddit, Inc.:
Series E(a)(b)(c)	2,900	93,873
Series F(a)(b)(c)	108,712	3,519,007
		4,969,513
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	300	82,944

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series F (a)(b)(c)	33,481	790,821
Tenstorrent Holdings, Inc. Series C1 (b)(c)	6,595	385,016
		1,175,837
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(b)(c)	24,206	593,531

TOTAL CONVERTIBLE PREFERRED STOCKS		6,821,825
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(b)(c)	2,467	129,123
Series B2(a)(b)(c)	15,200	829,920
		959,043
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	108,317	2,558,448

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,517,491
TOTAL PREFERRED STOCKS (Cost $13,816,701)		10,339,316

Convertible Bonds - 0.3%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $6,052,703)	7,656,938	6,630,777

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	14,747,493	14,750,443
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	7,018,792	7,019,494
TOTAL MONEY MARKET FUNDS (Cost $21,769,937)		21,769,937

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,515,548,678)	2,268,222,107
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(35,000,806)
NET ASSETS - 100.0%	2,233,221,301

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,384,098 or 0.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,363,086 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	672,238

Circle Internet Financial Ltd. Series E	5/11/21	1,758,000

Circle Internet Financial Ltd. Series F	5/09/22	1,410,889

Discord, Inc. Series I	9/15/21	165,187

Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000

Reddit, Inc. Series E	5/18/21	123,175

Reddit, Inc. Series F	8/11/21	6,717,793

Stripe, Inc. Class B	5/18/21	313,001

Stripe, Inc. Series H	3/15/21 - 5/25/23	971,266

Tenstorrent Holdings, Inc. Series C1	4/23/21	392,145

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

X Holdings Corp. Class A	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,190,730	153,271,719	151,712,006	219,259	-	-	14,750,443	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,208,769	31,757,625	30,946,900	132,847	-	-	7,019,494	0.0%
Total	19,399,499	185,029,344	182,658,906	352,106	-	-	21,769,937

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	425,810,548	414,390,936	-	11,419,612
Consumer Discretionary	307,065,726	293,729,411	12,294,328	1,041,987
Consumer Staples	108,503,381	96,446,517	12,056,864	-
Energy	112,674,697	76,505,571	36,169,126	-
Financials	41,271,497	34,407,409	3,129,803	3,734,285
Health Care	150,509,893	150,509,893	-	-
Industrials	52,304,786	52,304,786	-	-
Information Technology	1,031,806,368	1,007,621,037	21,753,546	2,431,785
Materials	1,093,041	1,093,041	-	-
Real Estate	8,781,456	8,781,456	-	-

Corporate Bonds	6,630,777	-	6,630,777	-

Money Market Funds	21,769,937	21,769,937	-	-
Total Investments in Securities:	2,268,222,107	2,157,559,994	92,034,444	18,627,669

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$23,190,037
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,223,293)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(3,339,075)
Ending Balance	$18,627,669
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(1,223,293)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,977,515) - See accompanying schedule:
Unaffiliated issuers (cost $1,493,778,741)	$2,246,452,170
Fidelity Central Funds (cost $21,769,937)	21,769,937

Total Investment in Securities (cost $1,515,548,678)		$2,268,222,107
Receivable for investments sold		23,999,300
Receivable for fund shares sold		1,969,687
Dividends receivable		280,082
Interest receivable		6,485
Distributions receivable from Fidelity Central Funds		64,030
Total assets		2,294,541,691
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	18,821,325
Payable for fund shares redeemed	33,278,930
Accrued management fee	930,629
Other payables and accrued expenses	1,269,728
Collateral on securities loaned	7,019,775
Total Liabilities		61,320,390
Net Assets		$2,233,221,301
Net Assets consist of:
Paid in capital		$1,628,590,563
Total accumulated earnings (loss)		604,630,738
Net Assets		$2,233,221,301
Net Asset Value, offering price and redemption price per share ($2,233,221,301 ÷ 107,732,048 shares)		$20.73
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$6,654,798
Interest		311,336
Income from Fidelity Central Funds (including $132,847 from security lending)		352,106
Total Income		7,318,240
Expenses
Management fee	$5,172,462
Independent trustees' fees and expenses	5,875
Interest	4,702
Total expenses before reductions	5,183,039
Expense reductions	(90)
Total expenses after reductions		5,182,949
Net Investment income (loss)		2,135,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $50,604)	15,804,754
Foreign currency transactions	(12,019)
Total net realized gain (loss)		15,792,735
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $462,895)	168,454,116
Assets and liabilities in foreign currencies	(5,219)
Total change in net unrealized appreciation (depreciation)		168,448,897
Net gain (loss)		184,241,632
Net increase (decrease) in net assets resulting from operations		$186,376,923
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,135,291	$5,971,479
Net realized gain (loss)	15,792,735	(1,451,997)
Change in net unrealized appreciation (depreciation)	168,448,897	373,992,624
Net increase (decrease) in net assets resulting from operations	186,376,923	378,512,106
Distributions to shareholders	(5,362,699)	(1,170,775)

Share transactions
Proceeds from sales of shares	196,936,570	352,174,249
Reinvestment of distributions	5,362,699	1,170,775
Cost of shares redeemed	(261,264,079)	(543,863,297)

Net increase (decrease) in net assets resulting from share transactions	(58,964,810)	(190,518,273)
Total increase (decrease) in net assets	122,049,414	186,823,058

Net Assets
Beginning of period	2,111,171,887	1,924,348,829
End of period	$2,233,221,301	$2,111,171,887

Other Information
Shares
Sold	10,395,627	22,429,283
Issued in reinvestment of distributions	286,663	76,322
Redeemed	(13,692,490)	(34,918,758)
Net increase (decrease)	(3,010,200)	(12,413,153)

Financial Highlights
Fidelity® OTC K6 Portfolio

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$19.06	$15.63	$20.36	$14.29	$10.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.05	(.01)	(.01)	.02	- D
Net realized and unrealized gain (loss)	1.70	3.39	(3.93)	6.15	3.81	.50
Total from investment operations	1.72	3.44	(3.94)	6.14	3.83	.50
Distributions from net investment income	(.05)	(.01)	-	(.01)	(.01)	-
Distributions from net realized gain	-	-	(.79)	(.06)	(.02)	-
Total distributions	(.05)	(.01)	(.79)	(.07)	(.04) E	-
Net asset value, end of period	$20.73	$19.06	$15.63	$20.36	$14.29	$10.50
Total Return F,G	9.05%	22.03%	(20.27)%	43.11%	36.54%	5.00%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50% J	.50%	.50%	.50%	.50%	.50% J
Expenses net of fee waivers, if any	.50% J	.50%	.50%	.50%	.50%	.50% J
Expenses net of all reductions	.50% J	.50%	.50%	.50%	.49%	.50% J
Net investment income (loss)	.21% J	.34%	(.05)%	(.05)%	.16%	.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,233,221	$2,111,172	$1,924,349	$2,630,559	$1,026,111	$1,050
Portfolio turnover rate K	25% J	20% L	39% L	36% L	102% L	5% M

AFor the period June 13, 2019 (commencement of operations) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends.  Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$795,853,237
Gross unrealized depreciation	(48,543,313)
Net unrealized appreciation (depreciation)	$747,309,924
Tax cost	$1,520,912,183

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(134,247,833)
Long-term	(8,933,841)
Total capital loss carryforward	$(143,181,674)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC K6 Portfolio	260,379,204	292,418,507

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity OTC K6 Portfolio	13,676,855	71,430,269	211,033,879

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	5,832,617	89,538,335

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC K6 Portfolio	$2,691

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC K6 Portfolio	Borrower	$ 7,604,750	5.57%	$4,702

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC K6 Portfolio	23,716,352	7,488,919	331,168
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC K6 Portfolio	$14,077	$2	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $90.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® OTC K6 Portfolio	.50%
Actual		$ 1,000	$ 1,090.50	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.62	$ 2.54

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893896.104
OTC-K6-SANN-0324
Fidelity® Small Cap Growth Fund

Semi-Annual Report
January 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	2.0
Applied Industrial Technologies, Inc.	1.4
Eagle Materials, Inc.	1.2
Cytokinetics, Inc.	1.2
FTAI Aviation Ltd.	1.2
Fabrinet	1.0
TransMedics Group, Inc.	1.0
Dynatrace, Inc.	1.0
Wix.com Ltd.	1.0
Insight Enterprises, Inc.	1.0
12.0

Market Sectors (% of Fund's net assets)

Health Care	25.4
Information Technology	23.4
Industrials	21.4
Consumer Discretionary	12.4
Consumer Staples	4.3
Energy	4.2
Financials	4.2
Materials	3.0
Communication Services	1.3
Real Estate	0.7

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Interactive Media & Services - 0.8%
Cars.com, Inc. (a)	1,487,518	25,927,439
Yelp, Inc. (a)	471,831	20,633,170
		46,560,609
Media - 0.4%
TechTarget, Inc. (a)	622,597	21,274,139
TOTAL COMMUNICATION SERVICES		67,834,748
CONSUMER DISCRETIONARY - 12.4%
Automobile Components - 0.5%
Autoliv, Inc.	272,789	29,221,158
Broadline Retail - 0.3%
Savers Value Village, Inc. (b)	979,456	18,306,033
Diversified Consumer Services - 1.9%
Duolingo, Inc. (a)	68,664	12,283,303
Grand Canyon Education, Inc. (a)	216,735	28,303,424
H&R Block, Inc.	308,737	14,461,241
OneSpaWorld Holdings Ltd. (a)	1,277,996	17,419,085
Stride, Inc. (a)	99,879	5,987,746
Udemy, Inc. (a)	2,321,698	31,551,876
		110,006,675
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc. (a)	901,772	38,586,824
Cava Group, Inc. (b)	374,417	17,522,716
Dutch Bros, Inc. (a)(b)	376,571	10,110,931
First Watch Restaurant Group, Inc. (a)(b)	399,754	8,578,721
GEN Restaurant Group, Inc.	316,933	2,513,279
Kura Sushi U.S.A., Inc. Class A (a)(b)	224,634	22,043,334
Red Rock Resorts, Inc.	400,437	21,895,895
SeaWorld Entertainment, Inc. (a)	279,835	13,823,849
		135,075,549
Household Durables - 1.9%
KB Home (b)	504,765	30,078,946
LGI Homes, Inc. (a)	318,379	37,571,906
Lovesac (a)(b)	746,593	17,291,094
SharkNinja Hong Kong Co. Ltd.	563,493	26,326,393
		111,268,339
Leisure Products - 0.8%
Brunswick Corp.	250,798	20,234,383
Games Workshop Group PLC	114,657	14,392,442
YETI Holdings, Inc. (a)(b)	252,595	11,106,602
		45,733,427
Specialty Retail - 3.7%
American Eagle Outfitters, Inc.	1,355,863	26,873,205
Aritzia, Inc. (a)	1,409,586	34,294,736
BARK, Inc. warrants 8/29/25 (a)	356,749	12,522
Boot Barn Holdings, Inc. (a)(b)	347,843	24,954,257
Chewy, Inc. (a)	40,253	717,308
Fanatics, Inc. Class A (a)(c)(d)	726,062	53,728,588
Murphy U.S.A., Inc.	94,592	33,345,572
Signet Jewelers Ltd. (b)	111,365	11,078,590
Valvoline, Inc. (a)(b)	664,296	24,240,161
		209,244,939
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	241,297	24,486,820
Kontoor Brands, Inc.	452,157	26,505,443
		50,992,263
TOTAL CONSUMER DISCRETIONARY		709,848,383
CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	78,846	27,538,542
The Vita Coco Co., Inc. (a)(b)	548,618	10,802,288
		38,340,830
Consumer Staples Distribution & Retail - 2.2%
Casey's General Stores, Inc.	23,993	6,510,740
Performance Food Group Co. (a)	703,291	51,115,190
Sprouts Farmers Market LLC (a)(b)	710,112	35,768,341
U.S. Foods Holding Corp. (a)	708,110	32,580,141
		125,974,412
Food Products - 0.3%
Nomad Foods Ltd.	910,213	16,374,732
Personal Care Products - 1.2%
BellRing Brands, Inc. (a)	534,415	29,537,117
elf Beauty, Inc. (a)	237,203	37,840,995
		67,378,112
TOTAL CONSUMER STAPLES		248,068,086
ENERGY - 4.2%
Energy Equipment & Services - 3.0%
Cactus, Inc.	790,168	33,534,730
Championx Corp.	457,840	12,549,394
Expro Group Holdings NV (a)	976,235	17,181,736
Liberty Oilfield Services, Inc. Class A	1,759,708	36,584,329
TechnipFMC PLC	1,357,602	26,256,023
Weatherford International PLC (a)	497,158	44,520,499
		170,626,711
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp. (a)	777,949	17,379,381
Northern Oil & Gas, Inc. (b)	1,037,528	34,757,188
Range Resources Corp.	643,608	18,690,376
		70,826,945
TOTAL ENERGY		241,453,656
FINANCIALS - 4.2%
Banks - 0.8%
First Interstate Bancsystem, Inc.	268,030	7,376,186
Pinnacle Financial Partners, Inc.	309,232	27,329,924
Starling Bank Ltd. Series D (a)(c)(d)	1,942,800	7,731,027
		42,437,137
Capital Markets - 1.5%
Houlihan Lokey	132,884	15,916,846
Lazard, Inc. Class A	371,304	14,473,430
Perella Weinberg Partners (c)	2,039,500	23,964,125
Perella Weinberg Partners Class A	487,716	5,730,663
StepStone Group, Inc. Class A	742,899	24,849,972
		84,935,036
Financial Services - 1.1%
Flywire Corp. (a)	1,053,162	22,506,072
Remitly Global, Inc. (a)	1,500,323	25,715,536
Walker & Dunlop, Inc.	175,049	16,907,983
		65,129,591
Insurance - 0.8%
BRP Group, Inc. (a)	1,174,716	26,360,627
Selective Insurance Group, Inc.	49,934	5,236,079
Stewart Information Services Corp.	240,482	14,828,120
		46,424,826
TOTAL FINANCIALS		238,926,590
HEALTH CARE - 24.9%
Biotechnology - 10.7%
Absci Corp. (a)(b)	808,377	3,201,173
Allogene Therapeutics, Inc. (a)	1,576,680	5,549,914
ALX Oncology Holdings, Inc. (a)	1,439,422	20,742,071
Annexon, Inc. (a)	1,340,011	5,567,746
Apogee Therapeutics, Inc. (b)	264,637	8,865,340
Arcellx, Inc. (a)	393,409	24,328,413
Arrowhead Pharmaceuticals, Inc. (a)	873,841	28,050,296
Ascendis Pharma A/S sponsored ADR (a)	199,572	25,930,390
Astria Therapeutics, Inc. (a)	766,448	9,986,817
Cargo Therapeutics, Inc.	660,947	14,547,443
Celldex Therapeutics, Inc. (a)	547,915	19,297,566
Cogent Biosciences, Inc. (a)	218,500	967,955
Crinetics Pharmaceuticals, Inc. (a)	494,357	18,034,143
Cytokinetics, Inc. (a)(b)	852,432	66,600,512
Fusion Pharmaceuticals, Inc. (a)(b)	1,743,477	20,259,203
ImmunoGen, Inc. (a)	281,518	8,254,108
Insmed, Inc. (a)	266,555	7,410,229
Janux Therapeutics, Inc. (a)(b)	652,834	5,588,259
Karuna Therapeutics, Inc. (a)	23,874	7,482,589
Keros Therapeutics, Inc. (a)	378,307	20,943,076
Legend Biotech Corp. ADR (a)	194,597	10,714,511
Madrigal Pharmaceuticals, Inc. (a)(b)	62,330	13,507,534
Merus BV (a)	186,974	6,671,232
Monte Rosa Therapeutics, Inc. (a)	624,825	3,308,448
Moonlake Immunotherapeutics (a)(b)	145,248	8,116,458
Morphic Holding, Inc. (a)	359,172	11,382,161
Nuvalent, Inc. Class A (a)(b)	548,613	41,239,239
ORIC Pharmaceuticals, Inc. (a)(b)	1,288,220	14,157,538
Repligen Corp. (a)	70,000	13,258,000
Spyre Therapeutics, Inc. (a)	388,446	10,064,636
Tango Therapeutics, Inc. (a)(b)	1,260,625	14,812,344
Tenaya Therapeutics, Inc. (a)	790,790	3,325,272
Tyra Biosciences, Inc. (a)	773,669	10,367,165
Vaxcyte, Inc. (a)	652,831	46,625,190
Vericel Corp. (a)	645,068	27,725,023
Viking Therapeutics, Inc. (a)(b)	686,349	16,568,465
Viridian Therapeutics, Inc. (a)	783,200	15,076,600
Xenon Pharmaceuticals, Inc. (a)	352,805	15,953,842
Zentalis Pharmaceuticals, Inc. (a)	739,489	8,762,945
		613,243,846
Health Care Equipment & Supplies - 5.5%
Axonics, Inc. (a)	108,692	7,378,013
Glaukos Corp. (a)	486,112	43,278,551
Haemonetics Corp. (a)	359,405	27,480,106
Inspire Medical Systems, Inc. (a)	102,350	21,582,545
Integer Holdings Corp. (a)	203,262	20,594,506
Lantheus Holdings, Inc. (a)	228,113	11,845,908
Masimo Corp. (a)	194,452	25,072,641
NeuroPace, Inc. (a)	339,373	4,961,633
Penumbra, Inc. (a)	86,519	21,819,227
PROCEPT BioRobotics Corp. (a)(b)	626,874	29,024,266
Pulmonx Corp. (a)	1,362,111	18,088,834
RxSight, Inc. (a)	586,492	26,691,251
TransMedics Group, Inc. (a)(b)	667,500	57,251,475
		315,068,956
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	453,727	37,269,136
agilon health, Inc. (a)	2,071,716	12,202,407
BrightSpring Health Services, Inc. (b)	924,300	10,185,786
HealthEquity, Inc. (a)	543,999	41,115,444
Molina Healthcare, Inc. (a)	80,625	28,737,975
Option Care Health, Inc. (a)	486,675	15,203,727
Privia Health Group, Inc. (a)	812,182	16,373,589
Progyny, Inc. (a)	233,006	8,875,199
RadNet, Inc. (a)	276,662	10,228,194
Surgery Partners, Inc. (a)	964,480	29,599,891
The Ensign Group, Inc. (b)	229,869	26,025,768
		235,817,116
Health Care Technology - 0.9%
Evolent Health, Inc. Class A (a)	698,828	20,552,531
Phreesia, Inc. (a)	866,912	22,088,918
Schrodinger, Inc. (a)(b)	339,673	8,984,351
		51,625,800
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	278,062	11,586,844
Medpace Holdings, Inc. (a)	124,153	36,200,532
Pacific Biosciences of California, Inc. (a)(b)	591,753	3,852,312
Veterinary Emergency Group LLC Class A (a)(c)(d)(e)	190,561	10,799,092
		62,438,780
Pharmaceuticals - 2.6%
CymaBay Therapeutics, Inc. (a)	765,712	18,001,889
Edgewise Therapeutics, Inc. (a)	1,359,158	24,233,787
Enliven Therapeutics, Inc. (a)(b)	607,138	9,532,067
Ikena Oncology, Inc. (a)	708,079	948,826
Intra-Cellular Therapies, Inc. (a)	637,931	42,958,274
Pharvaris BV (a)(b)	732,607	21,904,949
Structure Therapeutics, Inc. ADR	200,615	8,750,826
Terns Pharmaceuticals, Inc. (a)	1,978,337	10,247,786
Verona Pharma PLC ADR (a)	662,186	12,151,113
		148,729,517
TOTAL HEALTH CARE		1,426,924,015
INDUSTRIALS - 20.8%
Aerospace & Defense - 0.3%
BWX Technologies, Inc.	192,996	15,725,314
Building Products - 2.8%
AAON, Inc.	160,107	11,233,107
AZZ, Inc.	185,469	11,582,539
CSW Industrials, Inc.	98,728	20,887,883
Fortune Brands Innovations, Inc.	258,300	20,041,497
Simpson Manufacturing Co. Ltd.	123,977	22,438,597
Tecnoglass, Inc. (b)	572,568	26,343,854
The AZEK Co., Inc. (a)(b)	675,310	26,039,954
UFP Industries, Inc.	197,949	22,457,314
		161,024,745
Construction & Engineering - 2.1%
Comfort Systems U.S.A., Inc.	83,400	18,136,998
EMCOR Group, Inc.	140,574	32,066,335
Fluor Corp. (a)	1,283,650	48,406,442
Sterling Construction Co., Inc. (a)	300,536	22,570,254
		121,180,029
Electrical Equipment - 2.4%
Acuity Brands, Inc.	141,496	33,698,687
Atkore, Inc.	207,499	31,649,822
Nextracker, Inc. Class A	18,200	823,914
nVent Electric PLC	519,681	31,201,647
Prysmian SpA	318,581	14,112,467
Vertiv Holdings Co.	480,790	27,082,901
		138,569,438
Ground Transportation - 0.6%
Saia, Inc. (a)	40,903	18,430,074
XPO, Inc. (a)	205,575	17,564,328
		35,994,402
Machinery - 3.8%
Crane Co.	273,231	33,910,699
ESAB Corp.	274,438	23,598,924
Federal Signal Corp.	571,034	43,958,197
ITT, Inc.	353,238	42,664,086
Mueller Industries, Inc.	677,870	32,537,760
Terex Corp.	347,256	21,331,936
Timken Co.	252,209	20,658,439
		218,660,041
Marine Transportation - 0.3%
Kirby Corp. (a)	224,020	17,621,413
Professional Services - 4.6%
CACI International, Inc. Class A (a)	133,831	46,001,730
CBIZ, Inc. (a)	303,515	19,321,765
ExlService Holdings, Inc. (a)	1,602,985	50,141,371
FTI Consulting, Inc. (a)	99,889	19,139,731
ICF International, Inc.	188,183	26,164,964
Insperity, Inc.	94,671	10,857,817
KBR, Inc.	411,664	21,451,811
Maximus, Inc.	528,314	42,856,832
Verra Mobility Corp. (a)	1,020,368	24,396,999
		260,333,020
Trading Companies & Distributors - 3.9%
Alligo AB (B Shares)	891,724	11,345,078
Applied Industrial Technologies, Inc. (b)	451,196	79,618,046
FTAI Aviation Ltd.	1,215,858	65,595,539
GMS, Inc. (a)	269,872	22,712,428
Xometry, Inc. (a)(b)	1,261,894	40,607,749
		219,878,840
TOTAL INDUSTRIALS		1,188,987,242
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	245,916	13,510,625
Electronic Equipment, Instruments & Components - 4.1%
Advanced Energy Industries, Inc.	330,048	34,384,401
Badger Meter, Inc.	63,192	9,099,016
Crane Nxt Co.	383,899	22,373,634
Fabrinet (a)	282,063	60,223,271
Insight Enterprises, Inc. (a)	297,571	54,973,267
TD SYNNEX Corp.	145,754	14,572,485
Vontier Corp.	1,170,425	40,485,001
		236,111,075
IT Services - 1.6%
Fastly, Inc. Class A (a)	980,571	19,729,089
Softcat PLC	868,283	15,911,423
Wix.com Ltd. (a)	441,610	56,031,477
		91,671,989
Semiconductors & Semiconductor Equipment - 3.9%
Allegro MicroSystems LLC (a)	416,298	10,798,770
Cirrus Logic, Inc. (a)	202,935	15,666,582
Lattice Semiconductor Corp. (a)	239,504	14,576,213
MACOM Technology Solutions Holdings, Inc. (a)	490,974	42,336,688
Nova Ltd. (a)	282,498	40,908,535
Onto Innovation, Inc. (a)	322,007	52,004,131
Rambus, Inc. (a)	645,199	44,215,487
		220,506,406
Software - 11.0%
Alarm.com Holdings, Inc. (a)	269,659	16,400,660
Algolia, Inc. (a)(c)(d)	234,640	3,805,861
Alkami Technology, Inc. (a)	955,533	23,525,222
AppFolio, Inc. (a)	131,600	28,854,616
Blackbaud, Inc. (a)	269,076	21,773,630
CommVault Systems, Inc. (a)	190,186	17,436,252
Convoy, Inc. warrants (a)(c)(d)	59,855	1
CyberArk Software Ltd. (a)	157,118	36,683,911
DoubleVerify Holdings, Inc. (a)(b)	498,143	19,930,701
Dynatrace, Inc. (a)	998,400	56,908,800
Five9, Inc. (a)	236,501	17,940,966
GitLab, Inc. (a)	152,216	10,824,080
Intapp, Inc. (a)	452,252	19,483,016
JFrog Ltd. (a)(b)	1,491,662	48,523,765
Lightspeed Commerce, Inc. (a)(b)	1,141,506	21,049,371
MicroStrategy, Inc. Class A (a)(b)	72,247	36,210,919
nCino, Inc. (a)	17,700	557,196
Procore Technologies, Inc. (a)	148,621	10,610,053
PROS Holdings, Inc. (a)	1,030,086	35,455,560
Qualys, Inc. (a)	81,701	15,455,378
Rapid7, Inc. (a)	654,011	35,990,225
Semrush Holdings, Inc. (a)	908,803	10,487,587
Sprout Social, Inc. (a)(b)	685,586	42,046,989
SPS Commerce, Inc. (a)	78,513	14,430,689
TECSYS, Inc.	707,796	18,436,547
Tenable Holdings, Inc. (a)	657,428	30,964,859
Varonis Systems, Inc. (a)	562,920	25,263,850
Workiva, Inc. (a)	112,564	10,461,698
		629,512,402
Technology Hardware, Storage & Peripherals - 2.0%
IonQ, Inc. (a)(b)	278,924	2,864,549
Super Micro Computer, Inc. (a)	214,555	113,630,470
		116,495,019
TOTAL INFORMATION TECHNOLOGY		1,307,807,516
MATERIALS - 3.0%
Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	485,020	15,724,348
Cabot Corp.	175,496	12,653,262
Element Solutions, Inc.	880,961	19,583,763
Orion SA	1,074,168	24,061,363
The Chemours Co. LLC	743,118	22,419,870
		94,442,606
Construction Materials - 1.2%
Eagle Materials, Inc.	301,847	68,301,939
Containers & Packaging - 0.2%
O-I Glass, Inc. (a)	648,149	9,437,049
TOTAL MATERIALS		172,181,594
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Ryman Hospitality Properties, Inc.	381,838	41,963,996
TOTAL COMMON STOCKS (Cost $4,558,980,415)		5,643,995,826

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(d)	253,500	8,205,795
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Bright Peak Therapeutics AG Series B (a)(c)(d)	1,079,522	1,792,007
Caris Life Sciences, Inc. Series D (a)(c)(d)	780,603	2,154,464
LifeMine Therapeutics, Inc. Series C (a)(c)(d)	2,048,403	3,871,482
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	2,370,360	6,542,194
Series B1 (a)(c)(d)	1,264,171	3,956,855
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	1,097,257	4,334,165
Treeline Biosciences Series A (a)(c)(d)	115,000	897,000
		23,548,167
Health Care Providers & Services - 0.1%
Boundless Bio, Inc.:
Series B (a)(c)(d)	3,017,761	2,746,163
Series C (c)(d)	2,110,183	1,477,128
		4,223,291
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(c)(d)	326,496	1,851,232
TOTAL HEALTH CARE		29,622,690
INDUSTRIALS - 0.6%
Construction & Engineering - 0.6%
Beta Technologies, Inc.:
Series A (a)(c)(d)	278,129	26,639,196
Series B, 6.00% (a)(c)(d)	85,106	9,042,513
		35,681,709
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Astranis Space Technologies Corp.:
Series C (a)(c)(d)	557,717	10,931,253
Series C Prime (c)(d)	87,241	1,709,924
		12,641,177
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(c)(d)	869,641	5,217,846
Series F (a)(c)(d)	127,716	950,207
		6,168,053
Software - 0.3%
Algolia, Inc. Series D (a)(c)(d)	53,800	872,636
Convoy, Inc. Series D (a)(c)(d)	913,444	9
Mountain Digital, Inc. Series D (a)(c)(d)	729,676	11,412,133
Skyryse, Inc. Series B (a)(c)(d)	62,100	1,491,642
		13,776,420
TOTAL INFORMATION TECHNOLOGY		32,585,650
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,225,371)		106,095,844

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d) (Cost $398,614)	398,614	0

Money Market Funds - 7.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	1,931,383	1,931,769
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	404,321,281	404,361,714
TOTAL MONEY MARKET FUNDS (Cost $406,293,483)		406,293,483

TOTAL INVESTMENT IN SECURITIES - 107.4% (Cost $5,109,897,883)	6,156,385,153
NET OTHER ASSETS (LIABILITIES) - (7.4)%	(424,987,425)
NET ASSETS - 100.0%	5,731,397,728

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,124,538 or 3.6% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	6,862,059

Algolia, Inc. Series D	7/23/21	1,573,384

Astranis Space Technologies Corp. Series C	3/19/21	12,225,675

Astranis Space Technologies Corp. Series C Prime	4/05/23	1,912,404

Beta Technologies, Inc. Series A	4/09/21	20,378,512

Beta Technologies, Inc. Series B, 6.00%	4/04/22	8,780,386

Boundless Bio, Inc. Series B	4/23/21	4,073,977

Boundless Bio, Inc. Series C	4/05/23	1,477,128

Bright Peak Therapeutics AG Series B	5/14/21	4,216,613

Caris Life Sciences, Inc. Series D	5/11/21	6,322,884

Convoy, Inc. Series D	10/30/19	12,368,032

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	398,614

Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics, Inc. Series C	2/15/22	4,171,757

Mountain Digital, Inc. Series D	11/05/21	16,757,228

Perella Weinberg Partners	12/29/20	20,395,000

Reddit, Inc. Series F	8/11/21	15,664,880

Skyryse, Inc. Series B	10/21/21	1,532,626

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	9,331,366

Wugen, Inc. Series B	7/09/21	2,531,944

Yanka Industries, Inc. Series E	5/15/20	10,504,568

Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21	735,603,100	733,671,352	995,595	-	-	1,931,769	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	347,027,293	882,571,120	825,236,699	926,888	-	-	404,361,714	1.6%
Total	347,027,314	1,618,174,220	1,558,908,051	1,922,483	-	-	406,293,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Lovesac	32,183,727	1,679,394	8,692,741	-	(15,266,741)	7,387,455	-
Total	32,183,727	1,679,394	8,692,741	-	(15,266,741)	7,387,455	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	76,040,543	67,834,748	-	8,205,795
Consumer Discretionary	709,848,383	656,119,795	-	53,728,588
Consumer Staples	248,068,086	248,068,086	-	-
Energy	241,453,656	241,453,656	-	-
Financials	238,926,590	231,195,563	-	7,731,027
Health Care	1,456,546,705	1,416,124,923	-	40,421,782
Industrials	1,224,668,951	1,188,987,242	-	35,681,709
Information Technology	1,340,393,166	1,304,001,654	-	36,391,512
Materials	172,181,594	172,181,594	-	-
Real Estate	41,963,996	41,963,996	-	-

Corporate Bonds	-	-	-	-

Money Market Funds	406,293,483	406,293,483	-	-
Total Investments in Securities:	6,156,385,153	5,974,224,740	-	182,160,413

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$207,367,653
Net Realized Gain (Loss) on Investment Securities	(2)
Net Unrealized Gain (Loss) on Investment Securities	(25,207,238)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$182,160,413
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(25,207,238)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $386,436,243) - See accompanying schedule:
Unaffiliated issuers (cost $4,703,604,400)	$5,750,091,670
Fidelity Central Funds (cost $406,293,483)	406,293,483

Total Investment in Securities (cost $5,109,897,883)		$6,156,385,153
Foreign currency held at value (cost $3)		3
Receivable for investments sold		49,376,449
Receivable for fund shares sold		3,598,473
Dividends receivable		291,059
Interest receivable		51,316
Distributions receivable from Fidelity Central Funds		354,873
Prepaid expenses		4,467
Total assets		6,210,061,793
Liabilities
Payable to custodian bank	$1,939,472
Payable for investments purchased	60,564,224
Payable for fund shares redeemed	4,287,832
Accrued management fee	4,086,194
Distribution and service plan fees payable	135,926
Notes payable to affiliates	2,535,000
Other affiliated payables	703,403
Other payables and accrued expenses	61,249
Collateral on securities loaned	404,350,765
Total Liabilities		478,664,065
Net Assets		$5,731,397,728
Net Assets consist of:
Paid in capital		$5,157,082,303
Total accumulated earnings (loss)		574,315,425
Net Assets		$5,731,397,728

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($310,897,992 ÷ 11,887,434 shares)(a)		$26.15
Maximum offering price per share (100/94.25 of $26.15)		$27.75
Class M :
Net Asset Value and redemption price per share ($80,512,951 ÷ 3,272,197 shares)(a)		$24.61
Maximum offering price per share (100/96.50 of $24.61)		$25.50
Class C :
Net Asset Value and offering price per share ($46,930,276 ÷ 2,219,703 shares)(a)		$21.14
Small Cap Growth :
Net Asset Value, offering price and redemption price per share ($2,650,758,136 ÷ 94,047,082 shares)		$28.19
Class I :
Net Asset Value, offering price and redemption price per share ($872,867,329 ÷ 30,873,330 shares)		$28.27
Class Z :
Net Asset Value, offering price and redemption price per share ($1,769,431,044 ÷ 62,082,901 shares)		$28.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$13,644,528
Interest		30,287
Income from Fidelity Central Funds (including $926,888 from security lending)		1,922,483
Total Income		15,597,298
Expenses
Management fee
Basic fee	$17,368,245
Performance adjustment	3,947,488
Transfer agent fees	3,439,944
Distribution and service plan fees	758,434
Accounting fees	485,776
Custodian fees and expenses	19,881
Independent trustees' fees and expenses	14,888
Registration fees	130,513
Audit	58,613
Legal	6,075
Interest	45,117
Miscellaneous	9,390
Total expenses before reductions	26,284,364
Expense reductions	(226,703)
Total expenses after reductions		26,057,661
Net Investment income (loss)		(10,460,363)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(45,703,514)
Redemptions in-kind	2,741,079
Affiliated issuers	(15,266,741)
Foreign currency transactions	65,607
Total net realized gain (loss)		(58,163,569)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	246,469,431
Affiliated issuers	7,387,455
Assets and liabilities in foreign currencies	3,289
Total change in net unrealized appreciation (depreciation)		253,860,175
Net gain (loss)		195,696,606
Net increase (decrease) in net assets resulting from operations		$185,236,243
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,460,363)	$(22,495,635)
Net realized gain (loss)	(58,163,569)	(88,790,257)
Change in net unrealized appreciation (depreciation)	253,860,175	601,413,550
Net increase (decrease) in net assets resulting from operations	185,236,243	490,127,658
Share transactions - net increase (decrease)	57,916,801	(238,473,369)
Total increase (decrease) in net assets	243,153,044	251,654,289

Net Assets
Beginning of period	5,488,244,684	5,236,590,395
End of period	$5,731,397,728	$5,488,244,684

Fidelity Advisor® Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.34	$23.12	$34.89	$26.64	$26.03	$27.45
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.17)	(.17)	(.26) C	(.20)	(.21)
Net realized and unrealized gain (loss)	.89	2.39	(5.58)	11.27	2.26	1.79
Total from investment operations	.81	2.22	(5.75)	11.01	2.06	1.58
Distributions from net realized gain	-	-	(6.02)	(2.76)	(1.45)	(3.00)
Total distributions	-	-	(6.02)	(2.76)	(1.45)	(3.00)
Net asset value, end of period	$26.15	$25.34	$23.12	$34.89	$26.64	$26.03
Total Return D,E,F	3.20%	9.60%	(20.62)%	44.21%	8.39%	5.88%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.30% I	1.32%	1.29%	1.29%	1.37%	1.33%
Expenses net of fee waivers, if any	1.29% I	1.32%	1.29%	1.29%	1.37%	1.33%
Expenses net of all reductions	1.29% I	1.32%	1.29%	1.28%	1.36%	1.32%
Net investment income (loss)	(.68)% I	(.71)%	(.61)%	(.82)% C	(.80)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$310,898	$295,801	$287,905	$387,793	$268,448	$285,554
Portfolio turnover rate J	83% I,K	75% K	79% K	107%	126% K	91% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.91)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.87	$21.83	$33.27	$25.56	$25.09	$26.59
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.21)	(.22)	(.33) C	(.25)	(.26)
Net realized and unrealized gain (loss)	.85	2.25	(5.28)	10.77	2.17	1.72
Total from investment operations	.74	2.04	(5.50)	10.44	1.92	1.46
Distributions from net realized gain	-	-	(5.94)	(2.73)	(1.45)	(2.96)
Total distributions	-	-	(5.94)	(2.73)	(1.45)	(2.96)
Net asset value, end of period	$24.61	$23.87	$21.83	$33.27	$25.56	$25.09
Total Return D,E,F	3.10%	9.34%	(20.85)%	43.82%	8.14%	5.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.55% I	1.58%	1.54%	1.55%	1.63%	1.60%
Expenses net of fee waivers, if any	1.54% I	1.57%	1.54%	1.55%	1.63%	1.60%
Expenses net of all reductions	1.54% I	1.57%	1.54%	1.53%	1.62%	1.59%
Net investment income (loss)	(.94)% I	(.97)%	(.86)%	(1.08)% C	(1.06)%	(1.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$80,513	$76,283	$70,182	$98,005	$70,605	$75,030
Portfolio turnover rate J	83% I,K	75% K	79% K	107%	126% K	91% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.56	$18.90	$29.58	$23.07	$22.89	$24.56
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.28)	(.31)	(.43) C	(.34)	(.35)
Net realized and unrealized gain (loss)	.72	1.94	(4.54)	9.62	1.97	1.58
Total from investment operations	.58	1.66	(4.85)	9.19	1.63	1.23
Distributions from net realized gain	-	-	(5.83)	(2.68)	(1.45)	(2.90)
Total distributions	-	-	(5.83)	(2.68)	(1.45)	(2.90)
Net asset value, end of period	$21.14	$20.56	$18.90	$29.58	$23.07	$22.89
Total Return D,E,F	2.82%	8.78%	(21.24)%	43.07%	7.62%	5.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.06% I	2.08%	2.05%	2.06%	2.13%	2.09%
Expenses net of fee waivers, if any	2.05% I	2.08%	2.05%	2.06%	2.13%	2.09%
Expenses net of all reductions	2.05% I	2.08%	2.05%	2.05%	2.12%	2.08%
Net investment income (loss)	(1.45)% I	(1.48)%	(1.37)%	(1.59)% C	(1.56)%	(1.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$46,930	$51,891	$59,768	$88,239	$77,850	$96,449
Portfolio turnover rate J	83% I,K	75% K	79% K	107%	126% K	91% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.68)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Small Cap Growth Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.27	$24.81	$37.02	$28.07	$27.27	$28.59
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.11)	(.10)	(.18) C	(.13)	(.15)
Net realized and unrealized gain (loss)	.97	2.57	(6.00)	11.92	2.38	1.87
Total from investment operations	.92	2.46	(6.10)	11.74	2.25	1.72
Distributions from net realized gain	-	-	(6.11)	(2.79)	(1.45)	(3.04)
Total distributions	-	-	(6.11)	(2.79)	(1.45)	(3.04)
Net asset value, end of period	$28.19	$27.27	$24.81	$37.02	$28.07	$27.27
Total Return D,E	3.37%	9.92%	(20.42)%	44.60%	8.72%	6.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.02% H	1.05%	1.02%	1.00%	1.08%	1.05%
Expenses net of fee waivers, if any	1.01% H	1.05%	1.01%	1.00%	1.08%	1.05%
Expenses net of all reductions	1.01% H	1.05%	1.01%	.99%	1.07%	1.04%
Net investment income (loss)	(.41)% H	(.44)%	(.33)%	(.53)% C	(.52)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,650,758	$2,766,171	$2,747,002	$4,540,695	$2,839,506	$2,888,038
Portfolio turnover rate I	83% H,J	75% J	79% J	107%	126% J	91% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.36	$24.90	$37.13	$28.15	$27.35	$28.66
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.11)	(.10)	(.19) C	(.14)	(.15)
Net realized and unrealized gain (loss)	.97	2.57	(6.03)	11.96	2.39	1.88
Total from investment operations	.91	2.46	(6.13)	11.77	2.25	1.73
Distributions from net realized gain	-	-	(6.10)	(2.79)	(1.45)	(3.04)
Total distributions	-	-	(6.10)	(2.79)	(1.45)	(3.04)
Net asset value, end of period	$28.27	$27.36	$24.90	$37.13	$28.15	$27.35
Total Return D,E	3.33%	9.88%	(20.42)%	44.57%	8.70%	6.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04% H	1.07%	1.04%	1.04%	1.11%	1.06%
Expenses net of fee waivers, if any	1.03% H	1.06%	1.03%	1.04%	1.11%	1.06%
Expenses net of all reductions	1.03% H	1.06%	1.03%	1.03%	1.10%	1.06%
Net investment income (loss)	(.43)% H	(.46)%	(.35)%	(.57)% C	(.54)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$872,867	$660,166	$606,422	$775,746	$540,553	$590,311
Portfolio turnover rate I	83% H,J	75% J	79% J	107%	126% J	91% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.66)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.56	$25.04	$37.32	$28.26	$27.41	$28.71
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.08)	(.06)	(.15) C	(.10)	(.11)
Net realized and unrealized gain (loss)	.98	2.60	(6.06)	12.01	2.40	1.87
Total from investment operations	.94	2.52	(6.12)	11.86	2.30	1.76
Distributions from net realized gain	-	-	(6.16)	(2.80)	(1.45)	(3.06)
Total distributions	-	-	(6.16)	(2.80)	(1.45)	(3.06)
Net asset value, end of period	$28.50	$27.56	$25.04	$37.32	$28.26	$27.41
Total Return D,E	3.41%	10.06%	(20.33)%	44.75%	8.87%	6.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90% H	.93%	.90%	.90%	.97%	.92%
Expenses net of fee waivers, if any	.89% H	.92%	.90%	.90%	.96%	.92%
Expenses net of all reductions	.89% H	.92%	.90%	.89%	.95%	.92%
Net investment income (loss)	(.28)% H	(.32)%	(.22)%	(.43)% C	(.40)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,769,431	$1,637,933	$1,465,312	$366,620	$197,764	$183,552
Portfolio turnover rate I	83% H,J	75% J	79% J	107%	126% J	91% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.52)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

 Notes to Consolidated Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$182,160,413	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 6.8 / 6.6	Increase
			Enterprise value/Revenue multiple (EV/R)	2.9 - 8.8 / 6.7	Increase
			Enterprise value/Net income multiple (EV/NI)	12.3	Increase
		Market approach	Transaction price	$0.70 - $8.61 / $3.32	Increase
			Discount rate	5.0% - 35.0% / 21.4%	Decrease
			Premium rate	10.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.1% - 4.3% / 4.2%	Increase
			Volatility	75.0% - 100.0% / 82.6%	Increase
			Term	2.0 - 3.0 / 2.9	Increase
Corporate Bonds	$-	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,348,653,821
Gross unrealized depreciation	(311,070,627)
Net unrealized appreciation (depreciation)	$1,037,583,194
Tax cost	$5,118,801,959

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(362,913,920)
Total capital loss carryforward	$(362,913,920)

The Fund elected to defer to its next fiscal year approximately $13,057,286 of ordinary losses recognized during the period January 1, 2023 to July 31, 2023.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Small Cap Growth Fund	10,799,092.19

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth Fund	2,241,176,905	2,181,394,018

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Small Cap Growth Fund	466,255	2,741,079	12,004,327	Fidelity Small Cap Growth

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Small Cap Growth Fund	4,832,654	23,556,784	120,866,697	Fidelity Small Cap Growth and Class Z

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$351,588	$6,189
Class M	.25%	.25%	181,842	-
Class C	.75%	.25%	225,004	22,836
			$758,434	$29,025

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,579
Class M	3,062
Class CA	114
$50,755

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1883
Class M	.1896
Class C	.2000
Small Cap Growth	.1646
Class I	.1817

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 269,926.19
Class M	70,512.19
Class C	46,037.20
Small Cap Growth	2,097,849.17
Class I	623,924.19
Class Z	331,696.04
	$3,439,944
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Small Cap Growth Fund	.0180

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Growth Fund	.02

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.86
Small Cap Growth	.83
Class I	.84
Class Z	.70

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Small Cap Growth Fund	Russell 2000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of Small Cap Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth Fund	$ 39,960

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Consolidated Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth Fund	Borrower	$ 7,115,293	5.57%	$45,117

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth Fund	106,575,471	146,383,035	19,134,762

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Growth Fund	$4,091

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth Fund	$96,743	$34,930	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $325. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$17

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $226,361.

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Small Cap Growth Fund
Class A
Shares sold	1,433,366	1,985,652	$34,819,884	$46,092,120
Shares redeemed	(1,218,494)	(2,766,565)	(29,106,517)	(63,764,686)
Net increase (decrease)	214,872	(780,913)	$5,713,367	$(17,672,566)
Class M
Shares sold	360,939	434,136	$8,349,039	$9,560,256
Shares redeemed	(284,336)	(453,165)	(6,552,241)	(9,876,371)
Net increase (decrease)	76,603	(19,029)	$1,796,798	$(316,115)
Class C
Shares sold	256,434	290,539	$5,078,653	$5,509,177
Shares redeemed	(560,059)	(928,922)	(10,824,885)	(17,591,633)
Net increase (decrease)	(303,625)	(638,383)	$(5,746,232)	$(12,082,456)
Small Cap Growth
Shares sold	6,508,435	14,584,621	$170,966,747	$365,567,725
Shares redeemed	(13,887,271)	(23,866,509)	(355,418,494)	(592,542,907)
Net increase (decrease)	(7,378,836)	(9,281,888)	$(184,451,747)	$(226,975,182)
Class I
Shares sold	10,983,647	7,314,970	$281,618,703	$183,764,516
Shares redeemed	(4,239,530)	(7,544,771)	(108,781,617)	(187,661,628)
Net increase (decrease)	6,744,117	(229,801)	$172,837,086	$(3,897,112)
Class Z
Shares sold	5,402,055	8,164,174	$139,230,243	$204,704,877
Shares redeemed	(2,748,542)	(7,246,491)	(71,462,714)	(182,234,815)
Net increase (decrease)	2,653,513	917,683	$67,767,529	$22,470,062

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Growth Fund	14%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Small Cap Growth Fund	23%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Small Cap Growth Fund
Class A	1.29%
Actual		$ 1,000	$ 1,032.00	$ 6.59
Hypothetical-B		$ 1,000	$ 1,018.65	$ 6.55
Class M	1.54%
Actual		$ 1,000	$ 1,031.00	$ 7.86
Hypothetical-B		$ 1,000	$ 1,017.39	$ 7.81
Class C	2.05%
Actual		$ 1,000	$ 1,028.20	$ 10.45
Hypothetical-B		$ 1,000	$ 1,014.83	$ 10.38
Fidelity® Small Cap Growth Fund **	1.01%
Actual		$ 1,000	$ 1,033.70	$ 5.16
Hypothetical-B		$ 1,000	$ 1,020.06	$ 5.13
Class I **	1.03%
Actual		$ 1,000	$ 1,033.30	$ 5.26
Hypothetical-B		$ 1,000	$ 1,019.96	$ 5.23
Class Z	.89%
Actual		$ 1,000	$ 1,034.10	$ 4.55
Hypothetical-B		$ 1,000	$ 1,020.66	$ 4.52

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Small Cap Growth Fund
Fidelity® Small Cap Growth Fund	.94%
Actual		$ 4.81
Hypothetical- B		$ 4.77
Class I	.98%
Actual		$ 5.01
Hypothetical- B		$ 4.98

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.803700.119
SCP-SANN-0324
Fidelity® Leveraged Company Stock Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	4.2
Microsoft Corp.	3.6
Arthur J. Gallagher & Co.	3.0
NVIDIA Corp.	2.9
UnitedHealth Group, Inc.	2.6
JBS SA	2.4
PG&E Corp.	2.4
Cheniere Energy, Inc.	2.3
Boyd Gaming Corp.	2.1
Visa, Inc. Class A	2.0
27.5

Market Sectors (% of Fund's net assets)

Information Technology	23.9
Consumer Discretionary	15.9
Industrials	14.0
Financials	13.0
Communication Services	9.0
Utilities	5.5
Health Care	5.0
Energy	4.3
Materials	4.1
Consumer Staples	3.8

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.0%
Entertainment - 2.3%
Netflix, Inc. (a)	58,600	33,057
The Walt Disney Co.	111,000	10,662
Warner Bros Discovery, Inc. (a)	423,900	4,247
		47,966
Interactive Media & Services - 6.1%
Alphabet, Inc. Class A (a)	228,500	32,013
Cars.com, Inc. (a)	479,200	8,352
Meta Platforms, Inc. Class A	225,600	88,014
		128,379
Media - 0.6%
Nexstar Media Group, Inc. Class A	76,843	13,656
TOTAL COMMUNICATION SERVICES		190,001
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.6%
BYD Co. Ltd. (H Shares)	1,021,000	22,860
Tesla, Inc. (a)	62,800	11,762
		34,622
Broadline Retail - 1.0%
Amazon.com, Inc. (a)	132,300	20,533
Hotels, Restaurants & Leisure - 6.5%
Airbnb, Inc. Class A (a)	118,100	17,023
Booking Holdings, Inc. (a)	3,900	13,679
Boyd Gaming Corp.	710,522	45,111
Domino's Pizza, Inc.	23,600	10,059
Flutter Entertainment PLC (a)	61,200	12,630
Red Rock Resorts, Inc.	330,600	18,077
Studio City International Holdings Ltd.:
ADR (a)(b)	631,958	4,228
(NYSE) ADR (a)	692,929	4,636
Yum! Brands, Inc.	97,600	12,638
		138,081
Household Durables - 1.9%
D.R. Horton, Inc.	42,600	6,088
PulteGroup, Inc.	70,300	7,351
TopBuild Corp. (a)	72,900	26,910
		40,349
Specialty Retail - 3.0%
Dick's Sporting Goods, Inc.	166,200	24,775
Lowe's Companies, Inc.	98,500	20,965
Valvoline, Inc. (a)	138,300	5,047
Williams-Sonoma, Inc. (c)	67,200	12,996
		63,783
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	155,000	15,729
LVMH Moet Hennessy Louis Vuitton SE	9,600	7,988
Tapestry, Inc.	421,500	16,350
		40,067
TOTAL CONSUMER DISCRETIONARY		337,435
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Celsius Holdings, Inc. (a)(c)	190,200	9,491
Consumer Staples Distribution & Retail - 1.0%
Performance Food Group Co. (a)	77,000	5,596
U.S. Foods Holding Corp. (a)	345,700	15,906
		21,502
Food Products - 2.4%
JBS SA	10,694,400	50,575
TOTAL CONSUMER STAPLES		81,568
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (a)	582,800	13,020
Canadian Natural Resources Ltd.	152,700	9,772
Cheniere Energy, Inc.	297,022	48,709
Diamondback Energy, Inc.	76,500	11,761
Permian Resource Corp. Class A	618,800	8,341
		91,603
FINANCIALS - 13.0%
Capital Markets - 1.1%
Houlihan Lokey	99,100	11,870
Moody's Corp.	28,900	11,330
		23,200
Consumer Finance - 1.6%
OneMain Holdings, Inc.	729,900	34,743
Financial Services - 7.3%
Apollo Global Management, Inc.	400,789	40,239
Fiserv, Inc. (a)	282,500	40,078
Global Payments, Inc.	87,900	11,711
MasterCard, Inc. Class A	43,000	19,317
Visa, Inc. Class A	156,800	42,847
		154,192
Insurance - 3.0%
Arthur J. Gallagher & Co.	273,100	63,403
TOTAL FINANCIALS		275,538
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	266,000	16,827
Health Care Providers & Services - 3.0%
Tenet Healthcare Corp. (a)	102,109	8,448
UnitedHealth Group, Inc.	106,600	54,551
		62,999
Life Sciences Tools & Services - 1.2%
IQVIA Holdings, Inc. (a)	120,900	25,175
TOTAL HEALTH CARE		105,001
INDUSTRIALS - 14.0%
Aerospace & Defense - 0.7%
TransDigm Group, Inc.	12,900	14,096
Building Products - 3.6%
Builders FirstSource, Inc. (a)	97,500	16,939
Carlisle Companies, Inc.	60,500	19,013
Fortune Brands Innovations, Inc.	304,900	23,657
Trane Technologies PLC	63,100	15,904
		75,513
Construction & Engineering - 1.8%
EMCOR Group, Inc.	23,600	5,383
Willscot Mobile Mini Holdings (a)	695,800	32,911
		38,294
Electrical Equipment - 4.4%
AMETEK, Inc.	63,800	10,339
Eaton Corp. PLC	85,500	21,040
Generac Holdings, Inc. (a)	49,800	5,661
nVent Electric PLC	287,900	17,286
Regal Rexnord Corp.	112,600	15,028
Vertiv Holdings Co.	443,100	24,960
		94,314
Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	262,800	17,153
Machinery - 1.0%
Parker Hannifin Corp.	44,700	20,763
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	831	15
Passenger Airlines - 0.4%
Air Canada (a)	342,300	4,639
Delta Air Lines, Inc.	126,100	4,936
		9,575
Trading Companies & Distributors - 1.3%
GMS, Inc. (a)	64,200	5,403
United Rentals, Inc.	18,100	11,320
WESCO International, Inc.	61,723	10,710
		27,433
TOTAL INDUSTRIALS		297,156
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	82,100	21,238
Electronic Equipment, Instruments & Components - 1.1%
CDW Corp.	105,500	23,919
IT Services - 0.4%
Accenture PLC Class A	23,500	8,551
Semiconductors & Semiconductor Equipment - 10.8%
ASML Holding NV (depository receipt)	19,600	17,048
Broadcom, Inc.	23,100	27,258
KLA Corp.	14,100	8,376
Lam Research Corp.	18,000	14,853
Marvell Technology, Inc.	286,900	19,423
Microchip Technology, Inc.	188,700	16,073
NVIDIA Corp.	98,800	60,789
NXP Semiconductors NV	98,200	20,678
ON Semiconductor Corp. (a)	585,559	41,651
SolarEdge Technologies, Inc. (a)(c)	31,500	2,095
		228,244
Software - 10.6%
Adobe, Inc. (a)	48,600	30,024
Dynatrace, Inc. (a)	194,100	11,064
Gen Digital, Inc.	265,700	6,239
Microsoft Corp.	192,600	76,574
Oracle Corp.	192,800	21,536
Palo Alto Networks, Inc. (a)	91,400	30,940
Salesforce, Inc. (a)	68,100	19,142
Synopsys, Inc. (a)	27,200	14,507
UiPath, Inc. Class A (a)	695,300	15,978
		226,004
TOTAL INFORMATION TECHNOLOGY		507,956
MATERIALS - 4.1%
Chemicals - 1.9%
Olin Corp.	355,100	18,490
The Chemours Co. LLC	542,928	16,380
Westlake Corp.	46,200	6,392
		41,262
Construction Materials - 0.8%
Eagle Materials, Inc.	70,600	15,975
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	668,800	17,061
Metals & Mining - 0.6%
ATI, Inc. (a)	295,900	12,093
TOTAL MATERIALS		86,391
UTILITIES - 5.5%
Electric Utilities - 3.7%
Constellation Energy Corp.	232,500	28,365
PG&E Corp.	2,945,202	49,686
		78,051
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp.	927,700	38,064
TOTAL UTILITIES		116,115
TOTAL COMMON STOCKS (Cost $1,426,739)		2,088,764

Money Market Funds - 4.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	75,843,204	75,858
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	13,734,702	13,736
TOTAL MONEY MARKET FUNDS (Cost $89,591)		89,594

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,516,330)	2,178,358
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(57,503)
NET ASSETS - 100.0%	2,120,855

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,228,000 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,145	269,832	223,119	921	-	-	75,858	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	5,568	205,851	197,683	10	-	-	13,736	0.1%
Total	34,713	475,683	420,802	931	-	-	89,594

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	190,001	190,001	-	-
Consumer Discretionary	337,435	306,587	30,848	-
Consumer Staples	81,568	81,568	-	-
Energy	91,603	91,603	-	-
Financials	275,538	275,538	-	-
Health Care	105,001	105,001	-	-
Industrials	297,156	297,156	-	-
Information Technology	507,956	507,956	-	-
Materials	86,391	86,391	-	-
Utilities	116,115	116,115	-	-

Money Market Funds	89,594	89,594	-	-
Total Investments in Securities:	2,178,358	2,147,510	30,848	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,117) - See accompanying schedule:
Unaffiliated issuers (cost $1,426,739)	$2,088,764
Fidelity Central Funds (cost $89,591)	89,594

Total Investment in Securities (cost $1,516,330)		$2,178,358
Receivable for investments sold		15,135
Receivable for fund shares sold		1,405
Dividends receivable		412
Distributions receivable from Fidelity Central Funds		130
Prepaid expenses		2
Total assets		2,195,442
Liabilities
Payable for investments purchased	$58,238
Payable for fund shares redeemed	1,330
Accrued management fee	978
Other affiliated payables	265
Other payables and accrued expenses	40
Collateral on securities loaned	13,736
Total Liabilities		74,587
Net Assets		$2,120,855
Net Assets consist of:
Paid in capital		$1,363,474
Total accumulated earnings (loss)		757,381
Net Assets		$2,120,855

Net Asset Value and Maximum Offering Price
Leveraged Company Stock :
Net Asset Value, offering price and redemption price per share ($1,984,839 ÷ 56,196 shares)		$35.32
Class K :
Net Asset Value, offering price and redemption price per share ($136,016 ÷ 3,829 shares)		$35.52
Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$10,510
Income from Fidelity Central Funds (including $10 from security lending)		931
Total Income		11,441
Expenses
Management fee	$5,624
Transfer agent fees	1,278
Accounting fees	264
Custodian fees and expenses	29
Independent trustees' fees and expenses	6
Registration fees	30
Audit	35
Legal	2
Miscellaneous	4
Total expenses before reductions	7,272
Expense reductions	(85)
Total expenses after reductions		7,187
Net Investment income (loss)		4,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	165,425
Foreign currency transactions	(10)
Total net realized gain (loss)		165,415
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(69,561)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(69,562)
Net gain (loss)		95,853
Net increase (decrease) in net assets resulting from operations		$100,107
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,254	$17,110
Net realized gain (loss)	165,415	264,921
Change in net unrealized appreciation (depreciation)	(69,562)	(80,146)
Net increase (decrease) in net assets resulting from operations	100,107	201,885
Distributions to shareholders	(234,459)	(321,039)

Share transactions - net increase (decrease)	183,236	(19,247)
Total increase (decrease) in net assets	48,884	(138,401)

Net Assets
Beginning of period	2,071,971	2,210,372
End of period	$2,120,855	$2,071,971

Financial Highlights
Fidelity® Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.87	$39.65	$48.37	$30.88	$29.94	$34.31
Income from Investment Operations
Net investment income (loss) A,B	.07	.30	.17	.03 C	.08 D	(.02)
Net realized and unrealized gain (loss)	1.63	3.69 E	(4.89)	17.50	.89	.42
Total from investment operations	1.70	3.99	(4.72)	17.53	.97	.40
Distributions from net investment income	(.22)	(.25)	(.12)	(.04)	(.03)	-
Distributions from net realized gain	(4.04)	(5.52)	(3.89)	-	-	(4.77)
Total distributions	(4.25) F	(5.77)	(4.00) F	(.04)	(.03)	(4.77)
Net asset value, end of period	$35.32	$37.87	$39.65	$48.37	$30.88	$29.94
Total Return G,H	5.27%	12.01% E	(10.85)%	56.84%	3.24%	1.93%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.75% K	.75%	.74%	.75%	.78%	.78%
Expenses net of fee waivers, if any	.74% K	.74%	.74%	.75%	.78%	.78%
Expenses net of all reductions	.74% K	.74%	.74%	.75%	.77%	.78%
Net investment income (loss)	.43% K	.87%	.38%	.06% C	.27% D	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$1,985	$1,934	$1,937	$2,534	$1,631	$1,945
Portfolio turnover rate L	54% K	58%	26%	15%	31%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.

ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 11.96%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.08	$39.84	$48.58	$31.01	$30.04	$34.40
Income from Investment Operations
Net investment income (loss) A,B	.09	.33	.21	.06 C	.11 D	.01
Net realized and unrealized gain (loss)	1.63	3.72 E	(4.91)	17.59	.91	.42
Total from investment operations	1.72	4.05	(4.70)	17.65	1.02	.43
Distributions from net investment income	(.25)	(.28)	(.16)	(.08)	(.05)	-
Distributions from net realized gain	(4.04)	(5.52)	(3.89)	-	-	(4.79)
Total distributions	(4.28) F	(5.81) F	(4.04) F	(.08)	(.05)	(4.79)
Net asset value, end of period	$35.52	$38.08	$39.84	$48.58	$31.01	$30.04
Total Return G,H	5.31%	12.11% E	(10.77)%	57.00%	3.38%	2.03%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.65% K	.65%	.65%	.66%	.67%	.67%
Expenses net of fee waivers, if any	.64% K	.65%	.65%	.66%	.67%	.67%
Expenses net of all reductions	.64% K	.65%	.65%	.66%	.66%	.67%
Net investment income (loss)	.52% K	.96%	.47%	.15% C	.38% D	.05%
Supplemental Data
Net assets, end of period (in millions)	$136	$138	$274	$362	$285	$347
Portfolio turnover rate L	54% K	58%	26%	15%	31%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .05%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%.

ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 12.06%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$684,787
Gross unrealized depreciation	(25,330)
Net unrealized appreciation (depreciation)	$659,457
Tax cost	$1,518,901

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Leveraged Company Stock Fund	527,573	571,827

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Leveraged Company Stock	.1341

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Leveraged Company Stock	$ 1,251.14
Class K	27.04
	$ 1,278
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Leveraged Company Stock Fund	.0267

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Leveraged Company Stock Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to Fidelity Real Estate Investment Portfolio in this note shall mean Fidelity Real Estate Investment Portfolio as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Leveraged Company Stock Fund	0.70
Fidelity Leveraged Company Stock Fund - Class K	0.61

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Leveraged Company Stock Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Leveraged Company Stock Fund	18,162	30,681	4,239
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Leveraged Company Stock Fund	$2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Leveraged Company Stock Fund	$1	$ -	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by less than five-hundred dollars.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $85.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Leveraged Company Stock Fund
Distributions to shareholders
Leveraged Company Stock	$218,850	$284,888
Class K	15,609	36,151
Total	$234,459	$321,039
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Leveraged Company Stock Fund
Leveraged Company Stock
Shares sold	2,594	1,200	$91,822	$42,108
Reinvestment of distributions	6,074	7,834	205,661	268,740
Shares redeemed	(3,531)	(6,815)	(120,868)	(231,649)
Net increase (decrease)	5,137	2,219	$176,615	$79,199
Class K
Shares sold	137	273	$4,776	$9,384
Reinvestment of distributions	459	1,038	15,609	36,151
Shares redeemed	(403)	(4,546)	(13,764)	(143,981)
Net increase (decrease)	193	(3,235)	$6,621	$(98,446)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Leveraged Company Stock Fund
Fidelity® Leveraged Company Stock Fund **	.74%
Actual		$ 1,000	$ 1,052.70	$ 3.82
Hypothetical-B		$ 1,000	$ 1,021.42	$ 3.76
Class K	.64%
Actual		$ 1,000	$ 1,053.10	$ 3.30
Hypothetical-B		$ 1,000	$ 1,021.92	$ 3.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Leveraged Company Stock Fund
Fidelity® Leveraged Company Stock Fund	.70%
Actual		$ 3.61
Hypothetical- B		$ 3.56

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.753758.124
LSF-SANN-0324
Fidelity® Small Cap Value Fund

Semi-Annual Report
January 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Brookfield Infrastructure Corp. A Shares	2.7
Insight Enterprises, Inc.	2.5
Eastern Bankshares, Inc.	2.5
U.S. Foods Holding Corp.	2.3
Lumentum Holdings, Inc.	2.3
Primerica, Inc.	2.3
Owens & Minor, Inc.	2.0
Jones Lang LaSalle, Inc.	2.0
First American Financial Corp.	2.0
First Interstate Bancsystem, Inc.	1.8
22.4

Market Sectors (% of Fund's net assets)

Financials	29.3
Industrials	18.2
Consumer Discretionary	10.7
Energy	9.2
Information Technology	7.9
Health Care	6.6
Materials	5.5
Real Estate	5.5
Consumer Staples	3.1
Utilities	2.7
Communication Services	1.5

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 100.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
Nexstar Media Group, Inc. Class A (a)	396,800	70,515,328
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 1.5%
Adient PLC (b)	2,038,300	70,749,393
Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc. (a)(b)	1,862,236	79,685,078
Churchill Downs, Inc.	414,688	50,164,807
Red Rock Resorts, Inc. (a)	1,125,000	61,515,000
		191,364,885
Household Durables - 0.4%
LGI Homes, Inc. (b)	158,173	18,665,996
Leisure Products - 2.4%
BRP, Inc.	535,000	33,760,571
Brunswick Corp. (a)	943,253	76,101,652
		109,862,223
Specialty Retail - 2.3%
Advance Auto Parts, Inc. (a)	350,000	23,397,500
Lithia Motors, Inc. Class A (sub. vtg.)	94,000	27,715,900
Upbound Group, Inc.	1,685,100	55,945,320
		107,058,720
TOTAL CONSUMER DISCRETIONARY		497,701,217
CONSUMER STAPLES - 3.1%
Consumer Staples Distribution & Retail - 3.1%
BJ's Wholesale Club Holdings, Inc. (b)	570,000	36,673,800
U.S. Foods Holding Corp. (b)	2,376,000	109,319,760
		145,993,560
ENERGY - 9.2%
Energy Equipment & Services - 4.7%
Cactus, Inc.	1,171,900	49,735,436
Championx Corp.	1,300,000	35,633,000
Noble Corp. PLC (a)	1,145,000	50,528,850
TechnipFMC PLC	4,365,000	84,419,100
		220,316,386
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (b)	2,287,000	51,091,580
Parkland Corp.	2,415,000	82,413,031
Sitio Royalties Corp.	3,576,805	76,293,251
		209,797,862
TOTAL ENERGY		430,114,248
FINANCIALS - 29.3%
Banks - 15.9%
BOK Financial Corp.	290,000	24,313,600
Cadence Bank	2,730,000	72,672,600
Cullen/Frost Bankers, Inc.	335,000	35,550,200
Eastern Bankshares, Inc.	8,270,100	115,450,596
First Foundation, Inc. (a)	2,281,375	21,718,690
First Interstate Bancsystem, Inc.	3,088,200	84,987,264
Independent Bank Group, Inc. (a)	1,608,469	77,769,476
Pinnacle Financial Partners, Inc. (a)	889,000	78,569,820
Synovus Financial Corp. (a)	1,761,700	66,345,622
The Bank of NT Butterfield & Son Ltd.	1,760,000	53,380,800
Trico Bancshares	1,309,000	47,582,150
Webster Financial Corp.	1,313,829	65,008,259
		743,349,077
Capital Markets - 2.0%
AllianceBernstein Holding LP	1,528,200	51,271,110
Lazard, Inc. Class A	1,029,300	40,122,114
		91,393,224
Consumer Finance - 3.1%
Encore Capital Group, Inc. (a)(b)(c)	1,250,200	62,610,016
FirstCash Holdings, Inc.	732,300	84,046,071
		146,656,087
Financial Services - 0.5%
ECN Capital Corp. (a)	10,243,751	20,953,040
Insurance - 7.8%
Enstar Group Ltd. (b)	296,049	79,012,518
First American Financial Corp.	1,506,600	90,923,310
Old Republic International Corp.	3,025,100	84,823,804
Primerica, Inc.	457,624	107,157,236
		361,916,868
TOTAL FINANCIALS		1,364,268,296
HEALTH CARE - 6.6%
Biotechnology - 3.0%
ALX Oncology Holdings, Inc. (b)	968,400	13,954,644
Arcellx, Inc. (b)	250,000	15,460,000
Celldex Therapeutics, Inc. (b)	382,300	13,464,606
Cogent Biosciences, Inc. (b)	100,832	446,686
Crinetics Pharmaceuticals, Inc. (b)	500,000	18,240,000
Cytokinetics, Inc. (b)	222,853	17,411,505
Keros Therapeutics, Inc. (b)	350,000	19,376,000
Spyre Therapeutics, Inc. (b)	170,264	4,411,540
Vaxcyte, Inc. (b)	257,096	18,361,796
Xenon Pharmaceuticals, Inc. (b)	275,000	12,435,500
Zentalis Pharmaceuticals, Inc. (b)	350,000	4,147,500
		137,709,777
Health Care Providers & Services - 2.0%
Owens & Minor, Inc. (b)(c)	4,747,946	93,582,016
Pharmaceuticals - 1.6%
Enliven Therapeutics, Inc. (a)(b)	535,540	8,407,978
Prestige Brands Holdings, Inc. (b)	910,000	56,001,400
Structure Therapeutics, Inc. ADR	245,000	10,686,900
		75,096,278
TOTAL HEALTH CARE		306,388,071
INDUSTRIALS - 18.2%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	190,000	42,288,300
Building Products - 1.8%
Hayward Holdings, Inc. (a)(b)	6,498,460	81,360,719
Construction & Engineering - 0.7%
Sterling Construction Co., Inc. (b)	449,889	33,786,664
Ground Transportation - 2.3%
TFI International, Inc.	179,000	23,533,130
XPO, Inc. (b)	978,600	83,611,584
		107,144,714
Machinery - 1.0%
EnPro Industries, Inc.	237,000	35,403,060
Hillenbrand, Inc.	277,074	12,903,336
		48,306,396
Professional Services - 9.7%
ASGN, Inc. (b)	550,000	51,051,000
CACI International, Inc. Class A (b)	145,000	49,840,850
Concentrix Corp.	926,800	82,364,716
First Advantage Corp. (a)	3,105,000	50,828,850
Genpact Ltd.	1,758,700	63,137,330
Insperity, Inc.	284,800	32,663,712
KBR, Inc.	1,473,000	76,758,030
Science Applications International Corp.	350,000	44,681,000
		451,325,488
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. (b)	1,011,000	83,801,790
TOTAL INDUSTRIALS		848,014,071
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 2.3%
Lumentum Holdings, Inc. (a)(b)	1,985,000	109,055,900
Electronic Equipment, Instruments & Components - 4.9%
Insight Enterprises, Inc. (b)	637,173	117,711,340
TD SYNNEX Corp.	550,000	54,989,000
Vontier Corp.	1,640,000	56,727,600
		229,427,940
Semiconductors & Semiconductor Equipment - 0.7%
Diodes, Inc. (b)	452,136	30,437,796
TOTAL INFORMATION TECHNOLOGY		368,921,636
MATERIALS - 5.5%
Chemicals - 0.8%
Ecovyst, Inc. (b)	4,262,014	39,466,250
Construction Materials - 1.6%
Summit Materials, Inc. (b)	2,017,300	72,985,914
Containers & Packaging - 3.1%
Graphic Packaging Holding Co.	3,325,000	84,820,750
O-I Glass, Inc. (b)	4,225,000	61,516,000
		146,336,750
TOTAL MATERIALS		258,788,914
REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 2.6%
COPT Defense Properties (SBI)	1,320,000	31,099,200
LXP Industrial Trust (REIT)	4,815,000	43,768,350
National Storage Affiliates Trust (a)	1,300,000	48,555,000
		123,422,550
Real Estate Management & Development - 2.9%
Cushman & Wakefield PLC (b)	3,816,679	40,151,463
Jones Lang LaSalle, Inc. (b)	525,000	92,956,500
		133,107,963
TOTAL REAL ESTATE		256,530,513
UTILITIES - 2.7%
Gas Utilities - 2.7%
Brookfield Infrastructure Corp. A Shares (a)	3,552,850	124,385,279
TOTAL COMMON STOCKS (Cost $4,192,544,147)		4,671,621,133

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	8,595,242	8,596,961
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	184,898,205	184,916,695
TOTAL MONEY MARKET FUNDS (Cost $193,513,656)		193,513,656

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $4,386,057,803)	4,865,134,789
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(203,310,773)
NET ASSETS - 100.0%	4,661,824,016

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	120,807,535	653,990,412	766,200,986	997,259	-	-	8,596,961	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	323,721,292	908,754,378	1,047,558,975	234,966	-	-	184,916,695	0.7%
Total	444,528,827	1,562,744,790	1,813,759,961	1,232,225	-	-	193,513,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Encore Capital Group, Inc.	66,885,700	-	-	-	-	(4,275,684)	62,610,016
Owens & Minor, Inc.	59,604,481	33,049,256	-	-	-	928,279	93,582,016
Traeger, Inc.	29,458,300	-	27,355,136	-	(13,754,774)	11,651,610	-
Total	155,948,481	33,049,256	27,355,136	-	(13,754,774)	8,304,205	156,192,032

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	70,515,328	70,515,328	-	-
Consumer Discretionary	497,701,217	497,701,217	-	-
Consumer Staples	145,993,560	145,993,560	-	-
Energy	430,114,248	430,114,248	-	-
Financials	1,364,268,296	1,364,268,296	-	-
Health Care	306,388,071	306,388,071	-	-
Industrials	848,014,071	848,014,071	-	-
Information Technology	368,921,636	368,921,636	-	-
Materials	258,788,914	258,788,914	-	-
Real Estate	256,530,513	256,530,513	-	-
Utilities	124,385,279	124,385,279	-	-

Money Market Funds	193,513,656	193,513,656	-	-
Total Investments in Securities:	4,865,134,789	4,865,134,789	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $176,162,543) - See accompanying schedule:
Unaffiliated issuers (cost $4,002,892,970)	$4,515,429,101
Fidelity Central Funds (cost $193,513,656)	193,513,656
Other affiliated issuers (cost $189,651,177)	156,192,032

Total Investment in Securities (cost $4,386,057,803)		$4,865,134,789
Cash		8,274
Foreign currency held at value (cost $379,697)		381,543
Receivable for investments sold		21,101,696
Receivable for fund shares sold		4,139,661
Dividends receivable		1,360,937
Distributions receivable from Fidelity Central Funds		324,425
Prepaid expenses		3,945
Total assets		4,892,455,270
Liabilities
Payable for investments purchased	$34,747,896
Payable for fund shares redeemed	6,695,719
Accrued management fee	3,409,836
Distribution and service plan fees payable	125,584
Other affiliated payables	693,752
Other payables and accrued expenses	47,354
Collateral on securities loaned	184,911,113
Total Liabilities		230,631,254
Net Assets		$4,661,824,016
Net Assets consist of:
Paid in capital		$4,230,561,231
Total accumulated earnings (loss)		431,262,785
Net Assets		$4,661,824,016

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($258,202,210 ÷ 13,885,108 shares)(a)		$18.60
Maximum offering price per share (100/94.25 of $18.60)		$19.73
Class M :
Net Asset Value and redemption price per share ($94,665,986 ÷ 5,326,451 shares)(a)		$17.77
Maximum offering price per share (100/96.50 of $17.77)		$18.41
Class C :
Net Asset Value and offering price per share ($36,552,762 ÷ 2,364,538 shares)(a)		$15.46
Small Cap Value :
Net Asset Value, offering price and redemption price per share ($2,578,053,441 ÷ 133,969,447 shares)		$19.24
Class I :
Net Asset Value, offering price and redemption price per share ($1,054,549,501 ÷ 54,797,221 shares)		$19.24
Class Z :
Net Asset Value, offering price and redemption price per share ($639,800,116 ÷ 33,216,978 shares)		$19.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$39,434,691
Income from Fidelity Central Funds (including $234,966 from security lending)		1,232,225
Total Income		40,666,916
Expenses
Management fee
Basic fee	$15,328,962
Performance adjustment	4,423,671
Transfer agent fees	3,646,652
Distribution and service plan fees	714,739
Accounting fees	468,415
Custodian fees and expenses	29,863
Independent trustees' fees and expenses	13,318
Registration fees	133,474
Audit	33,761
Legal	3,559
Interest	1,752
Miscellaneous	8,274
Total expenses before reductions	24,806,440
Expense reductions	(198,513)
Total expenses after reductions		24,607,927
Net Investment income (loss)		16,058,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,165,012
Affiliated issuers	(13,754,774)
Foreign currency transactions	(63,511)
Total net realized gain (loss)		1,346,727
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,169,001
Affiliated issuers	8,304,206
Assets and liabilities in foreign currencies	(3,973)
Total change in net unrealized appreciation (depreciation)		42,469,234
Net gain (loss)		43,815,961
Net increase (decrease) in net assets resulting from operations		$59,874,950
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,058,989	$35,640,987
Net realized gain (loss)	1,346,727	210,566,714
Change in net unrealized appreciation (depreciation)	42,469,234	72,534,354
Net increase (decrease) in net assets resulting from operations	59,874,950	318,742,055
Distributions to shareholders	(251,816,936)	(265,224,207)

Share transactions - net increase (decrease)	(54,518,423)	(84,780,976)
Total increase (decrease) in net assets	(246,460,409)	(31,263,128)

Net Assets
Beginning of period	4,908,284,425	4,939,547,553
End of period	$4,661,824,016	$4,908,284,425

Financial Highlights
Fidelity Advisor® Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.35	$19.13	$21.03	$12.33	$14.68	$20.33
Income from Investment Operations
Net investment income (loss) A,B	.04	.09	.18 C	.09 D	.11	.14 E
Net realized and unrealized gain (loss)	.20	1.18	(.41)	8.66	(1.96)	(.98)
Total from investment operations	.24	1.27	(.23)	8.75	(1.85)	(.84)
Distributions from net investment income	(.09)	-	(.39)	(.05)	(.09)	(.10)
Distributions from net realized gain	(.90)	(1.05)	(1.28)	-	(.41)	(4.71)
Total distributions	(.99)	(1.05)	(1.67)	(.05)	(.50)	(4.81)
Net asset value, end of period	$18.60	$19.35	$19.13	$21.03	$12.33	$14.68
Total Return F,G,H	1.56%	7.17%	(1.50)%	71.07%	(13.09)%	(4.85)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.33% K	1.30%	1.26%	1.24%	1.22%	.92%
Expenses net of fee waivers, if any	1.32% K	1.29%	1.25%	1.24%	1.22%	.92%
Expenses net of all reductions	1.32% K	1.29%	1.25%	1.23%	1.20%	.91%
Net investment income (loss)	.46% K	.51%	.90% C	.50% D	.84%	.91% E
Supplemental Data
Net assets, end of period (000 omitted)	$258,202	$270,455	$267,854	$232,920	$101,675	$129,115
Portfolio turnover rate L	42% K	29%	40%	54%	109%	79%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .13%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .71%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.55	$18.42	$20.31	$11.93	$14.22	$19.84
Income from Investment Operations
Net investment income (loss) A,B	.02	.04	.13 C	.05 D	.08	.10 E
Net realized and unrealized gain (loss)	.18	1.14	(.40)	8.37	(1.91)	(.96)
Total from investment operations	.20	1.18	(.27)	8.42	(1.83)	(.86)
Distributions from net investment income	(.08)	-	(.35)	(.04)	(.05)	(.05)
Distributions from net realized gain	(.90)	(1.05)	(1.28)	-	(.41)	(4.71)
Total distributions	(.98)	(1.05)	(1.62) F	(.04)	(.46)	(4.76)
Net asset value, end of period	$17.77	$18.55	$18.42	$20.31	$11.93	$14.22
Total Return G,H,I	1.37%	6.95%	(1.74)%	70.63%	(13.29)%	(5.08)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.58% L	1.54%	1.50%	1.48%	1.46%	1.17%
Expenses net of fee waivers, if any	1.57% L	1.54%	1.49%	1.48%	1.46%	1.17%
Expenses net of all reductions	1.57% L	1.54%	1.49%	1.47%	1.44%	1.16%
Net investment income (loss)	.21% L	.26%	.66% C	.26% D	.59%	.66% E
Supplemental Data
Net assets, end of period (000 omitted)	$94,666	$94,205	$81,790	$80,182	$38,049	$53,612
Portfolio turnover rate M	42% L	29%	40%	54%	109%	79%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the sales charges.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.28	$16.38	$18.25	$10.76	$12.91	$18.50
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.04)	.03 C	(.04) D	.01	.02 E
Net realized and unrealized gain (loss)	.15	.99	(.36)	7.55	(1.72)	(.89)
Total from investment operations	.13	.95	(.33)	7.51	(1.71)	(.87)
Distributions from net investment income	(.05)	-	(.31)	(.02)	(.03)	(.02)
Distributions from net realized gain	(.90)	(1.05)	(1.24)	-	(.41)	(4.71)
Total distributions	(.95)	(1.05)	(1.54) F	(.02)	(.44)	(4.72) F
Net asset value, end of period	$15.46	$16.28	$16.38	$18.25	$10.76	$12.91
Total Return G,H,I	1.15%	6.38%	(2.27)%	69.84%	(13.74)%	(5.63)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	2.10% L	2.06%	2.02%	2.01%	2.00%	1.68%
Expenses net of fee waivers, if any	2.09% L	2.05%	2.01%	2.01%	1.99%	1.68%
Expenses net of all reductions	2.09% L	2.05%	2.01%	2.00%	1.97%	1.67%
Net investment income (loss)	(.30)% L	(.26)%	.14% C	(.26)% D	.06%	.15% E
Supplemental Data
Net assets, end of period (000 omitted)	$36,553	$38,077	$38,832	$32,469	$13,748	$22,187
Portfolio turnover rate M	42% L	29%	40%	54%	109%	79%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.64)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the contingent deferred sales charge.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Value Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.00	$19.69	$21.59	$12.64	$15.04	$20.71
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.24 C	.14 D	.15	.18 E
Net realized and unrealized gain (loss)	.20	1.22	(.42)	8.89	(2.01)	(1.00)
Total from investment operations	.27	1.36	(.18)	9.03	(1.86)	(.82)
Distributions from net investment income	(.13)	-	(.44)	(.08)	(.12)	(.15)
Distributions from net realized gain	(.90)	(1.05)	(1.28)	-	(.41)	(4.71)
Total distributions	(1.03)	(1.05)	(1.72)	(.08)	(.54) F	(4.85) F
Net asset value, end of period	$19.24	$20.00	$19.69	$21.59	$12.64	$15.04
Total Return G,H	1.64%	7.44%	(1.23)%	71.64%	(12.88)%	(4.58)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.08% K	1.04%	.99%	.97%	.96%	.66%
Expenses net of fee waivers, if any	1.07% K	1.03%	.98%	.97%	.96%	.66%
Expenses net of all reductions	1.07% K	1.03%	.98%	.96%	.94%	.64%
Net investment income (loss)	.72% K	.77%	1.17% C	.77% D	1.10%	1.17% E
Supplemental Data
Net assets, end of period (000 omitted)	$2,578,053	$2,696,316	$2,691,063	$2,715,703	$1,231,427	$1,611,032
Portfolio turnover rate L	42% K	29%	40%	54%	109%	79%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.00	$19.69	$21.59	$12.65	$15.04	$20.72
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.24 C	.15 D	.15	.18 E
Net realized and unrealized gain (loss)	.20	1.22	(.42)	8.87	(2.01)	(1.01)
Total from investment operations	.27	1.36	(.18)	9.02	(1.86)	(.83)
Distributions from net investment income	(.13)	-	(.44)	(.08)	(.12)	(.15)
Distributions from net realized gain	(.90)	(1.05)	(1.28)	-	(.41)	(4.71)
Total distributions	(1.03)	(1.05)	(1.72)	(.08)	(.53)	(4.85) F
Net asset value, end of period	$19.24	$20.00	$19.69	$21.59	$12.65	$15.04
Total Return G,H	1.64%	7.44%	(1.22)%	71.55%	(12.82)%	(4.63)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.07% K	1.03%	.99%	.97%	.95%	.66%
Expenses net of fee waivers, if any	1.06% K	1.03%	.99%	.97%	.95%	.66%
Expenses net of all reductions	1.06% K	1.03%	.99%	.96%	.93%	.65%
Net investment income (loss)	.72% K	.77%	1.17% C	.77% D	1.10%	1.17% E
Supplemental Data
Net assets, end of period (000 omitted)	$1,054,550	$1,169,580	$1,319,154	$845,012	$214,538	$243,571
Portfolio turnover rate L	42% K	29%	40%	54%	109%	79%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$20.03	$19.69	$21.59	$12.65	$15.05	$16.90
Income from Investment Operations
Net investment income (loss) B,C	.08	.16	.27 D	.17 E	.17	(.08) F
Net realized and unrealized gain (loss)	.20	1.23	(.43)	8.87	(2.01)	(.66)
Total from investment operations	.28	1.39	(.16)	9.04	(1.84)	(.74)
Distributions from net investment income	(.15)	-	(.47)	(.10)	(.15)	(.09)
Distributions from net realized gain	(.90)	(1.05)	(1.28)	-	(.41)	(1.02)
Total distributions	(1.05)	(1.05)	(1.74) G	(.10)	(.56)	(1.11)
Net asset value, end of period	$19.26	$20.03	$19.69	$21.59	$12.65	$15.05
Total Return H,I	1.72%	7.60%	(1.11)%	71.75%	(12.73)%	(3.75)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.94% L	.90%	.86%	.84%	.81%	.52% L
Expenses net of fee waivers, if any	.93% L	.90%	.86%	.84%	.81%	.52% L
Expenses net of all reductions	.93% L	.90%	.86%	.83%	.79%	.51% L
Net investment income (loss)	.85% L	.90%	1.30% D	.90% E	1.25%	(.63)% F,L
Supplemental Data
Net assets, end of period (000 omitted)	$639,800	$639,652	$540,854	$364,564	$93,849	$26,006
Portfolio turnover rate M	42% L	29%	40%	54%	109%	79%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82)%.

GTotal distributions per share do not sum due to rounding.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnership and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$879,151,425
Gross unrealized depreciation	(400,684,365)
Net unrealized appreciation (depreciation)	$478,467,060
Tax cost	$4,386,667,729
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Value Fund	947,343,253	1,110,049,194

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$314,978	$5,029
Class M	.25%	.25%	222,080	-
Class C	.75%	.25%	177,681	29,640
			$714,739	$34,669

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,222
Class M	1,503
Class CA	133
$26,858

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1833
Class M	.1774
Class C	.1964
Small Cap Value	.1738
Class I	.1726

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 234,234.19
Class M	80,806.18
Class C	35,443.20
Small Cap Value	2,254,378.18
Class I	912,866.17
Class Z	128,925.04
	$3,646,652
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Small Cap Value Fund	.0198

Prior to December 1, 2023 the accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Value Fund	.02
Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.85
Class M	0.84
Class C	0.86
Small Cap Value	0.84
Class I	0.84
Class Z	0.70

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Small Cap Value Fund	Russell 2000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of Small Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Value Fund	$ 19,541

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Value Fund	Borrower	$ 5,666,000	5.57%	$1,752

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Value Fund	70,647,840	77,387,262	(14,700,132)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Value Fund	$3,648

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Value Fund	$24,558	$84	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $198,513.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Small Cap Value Fund
Distributions to shareholders
Class A	$ 13,808,522	$14,784,350
Class M	4,979,529	4,753,937
Class C	2,221,061	2,573,021
Small Cap Value	137,976,849	143,553,970
Class I	58,310,982	70,449,681
Class Z	34,519,993	29,109,248
Total	$251,816,936	$265,224,207

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Small Cap Value Fund
Class A
Shares sold	999,924	2,796,646	$17,935,200	$49,740,328
Reinvestment of distributions	757,603	821,348	13,430,863	14,511,162
Shares redeemed	(1,847,409)	(3,644,484)	(32,929,695)	(64,094,019)
Net increase (decrease)	(89,882)	(26,490)	$(1,563,632)	$157,471
Class M
Shares sold	494,831	1,323,567	$8,604,261	$22,813,537
Reinvestment of distributions	291,157	277,763	4,934,489	4,713,039
Shares redeemed	(538,028)	(962,174)	(9,190,031)	(16,264,726)
Net increase (decrease)	247,960	639,156	$4,348,719	$11,261,850
Class C
Shares sold	230,367	610,972	$3,487,219	$9,222,163
Reinvestment of distributions	142,897	162,722	2,106,132	2,435,733
Shares redeemed	(347,375)	(805,375)	(5,175,867)	(11,893,135)
Net increase (decrease)	25,889	(31,681)	$417,484	$(235,239)
Small Cap Value
Shares sold	13,110,599	30,005,506	$243,852,921	$553,458,025
Reinvestment of distributions	7,107,265	7,490,939	130,464,971	136,467,165
Shares redeemed	(21,044,351)	(39,383,960)	(388,829,174)	(716,479,073)
Net increase (decrease)	(826,487)	(1,887,515)	$(14,511,282)	$(26,553,883)
Class I
Shares sold	7,524,745	29,686,434	$138,624,275	$543,972,298
Reinvestment of distributions	2,998,337	3,613,120	55,002,406	65,821,608
Shares redeemed	(14,198,699)	(41,832,427)	(261,895,174)	(756,480,294)
Net increase (decrease)	(3,675,617)	(8,532,873)	$(68,268,493)	$(146,686,388)
Class Z
Shares sold	6,034,078	16,185,746	$113,232,958	$291,398,386
Reinvestment of distributions	1,701,801	1,366,081	31,276,569	24,883,951
Shares redeemed	(6,449,476)	(13,088,293)	(119,450,746)	(239,007,124)
Net increase (decrease)	1,286,403	4,463,534	$25,058,781	$77,275,213

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Small Cap Value Fund
Class A	1.32%
Actual		$ 1,000	$ 1,015.60	$ 6.69
Hypothetical-B		$ 1,000	$ 1,018.50	$ 6.70
Class M	1.57%
Actual		$ 1,000	$ 1,013.70	$ 7.95
Hypothetical-B		$ 1,000	$ 1,017.24	$ 7.96
Class C	2.09%
Actual		$ 1,000	$ 1,011.50	$ 10.57
Hypothetical-B		$ 1,000	$ 1,014.63	$ 10.58
Fidelity® Small Cap Value Fund **	1.07%
Actual		$ 1,000	$ 1,016.40	$ 5.42
Hypothetical-B		$ 1,000	$ 1,019.76	$ 5.43
Class I	1.06%
Actual		$ 1,000	$ 1,016.40	$ 5.37
Hypothetical-B		$ 1,000	$ 1,019.81	$ 5.38
Class Z	.93%
Actual		$ 1,000	$ 1,017.20	$ 4.72
Hypothetical-B		$ 1,000	$ 1,020.46	$ 4.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Small Cap Value Fund
Fidelity® Small Cap Value Fund	.99%
Actual		$ 5.02
Hypothetical- B		$ 5.03

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.803709.119
SCV-SANN-0324
Fidelity® Series Real Estate Income Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

LXP Industrial Trust (REIT) Series C, 6.50%	1.2
Great Ajax Corp. 7.25%	1.0
Dynex Capital, Inc. Series C 6.90%	0.8
Two Harbors Investment Corp. Series B, 7.625%	0.8
Annaly Capital Management, Inc. Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%	0.7
Annaly Capital Management, Inc. Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%	0.7
Digitalbridge Group, Inc. Series I, 7.15%	0.7
Chimera Investment Corp. Series C, 7.75%	0.7
AGNC Investment Corp. 6.875%	0.6
Rithm Capital Corp. Series A, 7.50%	0.6
7.8

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	18.7
REITs - Mortgage	10.6
REITs - Health Care	5.9
REITs - Apartments	4.7
REITs - Hotels	4.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)(b)(c)	37,800	0
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Retail Value, Inc. (a)(c)	24,066	0
TOTAL COMMON STOCKS (Cost $1,066,276)		0

Preferred Stocks - 27.1%
	Shares	Value ($)
Convertible Preferred Stocks - 2.2%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	100,550	2,501,684

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
LXP Industrial Trust (REIT) Series C, 6.50%	68,019	3,131,857

TOTAL CONVERTIBLE PREFERRED STOCKS		5,633,541
Nonconvertible Preferred Stocks - 24.9%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge, Inc. Series 1, 5 year U.S. Treasury Index + 3.140% 5.949% (d)(e)	20,325	437,394
Global Partners LP:
3 month U.S. LIBOR + 6.770% 9.75%(d)(e)	1,825	48,141
Series B, 9.50%	12,200	318,421
		803,956
FINANCIALS - 10.4%
Mortgage Real Estate Investment Trusts - 10.4%
AGNC Investment Corp.:
6.125%(d)	61,500	1,420,035
6.875%(d)	65,750	1,616,135
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(d)(e)	41,899	1,071,776
Series E, 6.50%(d)	46,750	1,136,493
Annaly Capital Management, Inc.:
6.75%(d)	27,900	696,105
Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%(d)(e)	73,400	1,871,700
Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%(d)(e)	70,990	1,782,559
Arbor Realty Trust, Inc.:
Series D, 6.375%	12,400	224,440
Series F, 6.25%(d)	14,100	260,991
Chimera Investment Corp.:
Series B, 8.00%(d)	62,658	1,517,577
Series C, 7.75%(d)	84,866	1,740,602
Dynex Capital, Inc. Series C 6.90% (d)	89,500	2,141,735
Ellington Financial LLC 6.75% (d)	58,522	1,409,210
MFA Financial, Inc.:
6.50%(d)	51,100	1,088,941
Series B, 7.50%	16,249	335,704
PennyMac Mortgage Investment Trust:
8.125%(d)	31,075	743,625
Series B, 8.00%(d)	39,705	939,023
Rithm Capital Corp.:
7.125%(d)	60,467	1,441,533
Series A, 7.50%(d)	64,459	1,564,420
Series C, 6.375%(d)	20,446	448,176
Series D, 7.00%(d)	17,100	391,932
Two Harbors Investment Corp.:
Series A, 8.125%(d)	41,635	934,706
Series B, 7.625%(d)	89,612	1,955,334
		26,732,752
REAL ESTATE - 14.2%
Equity Real Estate Investment Trusts (REITs) - 12.4%
Agree Realty Corp. 4.375%	38,700	718,659
American Homes 4 Rent:
6.25%	18,925	472,179
Series G, 5.875%	37,050	876,788
Armada Hoffler Properties, Inc. 6.75%	33,250	781,375
Ashford Hospitality Trust, Inc.:
Series F, 7.375%	21,235	259,067
Series H, 7.50%	18,575	232,931
Series I, 7.50%	12,911	156,869
Braemar Hotels & Resorts, Inc. Series D, 8.25%	5,450	115,540
Cedar Realty Trust, Inc.:
7.25%	28,556	417,203
Series C, 6.50%	43,500	561,146
Centerspace Series C, 6.625%	57,700	1,410,188
CTO Realty Growth, Inc. 6.375%	20,000	416,400
DiamondRock Hospitality Co. 8.25%	34,900	888,205
Gladstone Commercial Corp.:
6.625%	41,125	877,608
Series G, 6.00%	64,500	1,247,172
Gladstone Land Corp. Series D, 5.00%	60,000	1,433,154
Global Medical REIT, Inc. Series A, 7.50%	27,461	678,287
Global Net Lease, Inc.:
7.50%	34,998	768,206
Series A, 7.25%	45,925	962,129
Series B 6.875%	47,200	977,512
Series E, 7.375%	44,100	941,535
Healthcare Trust, Inc.:
7.125%	40,300	612,157
Series A 7.375%	33,000	525,360
Hudson Pacific Properties, Inc. Series C, 4.75%	22,900	326,783
National Storage Affiliates Trust Series A, 6.00%	12,325	289,268
Pebblebrook Hotel Trust:
6.30%	37,902	807,692
6.375%	45,192	963,046
6.375%	20,200	420,160
Series H, 5.70%	50,200	960,326
Pennsylvania (REIT):
Series B, 7.375%(a)	56,533	24,634
Series C, 7.20%(a)	9,575	4,148
Series D, 6.875%(a)	27,400	11,829
Prologis, Inc. Series Q, 8.54%	16,850	923,414
Realty Income Corp. 6.00%	16,575	416,034
Regency Centers Corp.:
5.875%	28,775	715,634
Series A, 6.25%	51,175	1,275,281
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,153,500
Series C, 5.625%	11,775	256,106
Saul Centers, Inc.:
Series D, 6.125%	15,958	365,409
Series E, 6.00%	13,475	310,734
SITE Centers Corp. 6.375%	15,100	353,340
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	245,438
Series C, 7.875%	19,300	373,262
Summit Hotel Properties, Inc.:
Series E, 6.25%	60,784	1,302,066
Series F, 5.875%	61,000	1,235,250
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	432,000
Series I, 5.70%	38,700	774,000
UMH Properties, Inc. Series D, 6.375%	63,875	1,469,125
		31,738,149
Real Estate Management & Development - 1.8%
Brookfield Property Partners LP:
5.75%	7,000	81,340
6.50%	5,875	78,725
Digitalbridge Group, Inc.:
Series H, 7.125%	64,710	1,496,742
Series I, 7.15%	75,785	1,755,560
Series J, 7.15%	52,749	1,213,754
Seritage Growth Properties Series A, 7.00%	1,050	25,568
		4,651,689
TOTAL REAL ESTATE		36,389,838

TOTAL NONCONVERTIBLE PREFERRED STOCKS		63,926,546
TOTAL PREFERRED STOCKS (Cost $67,874,808)		69,560,087

Corporate Bonds - 39.8%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.8%
FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts - 0.8%
PennyMac Corp. 5.5% 11/1/24	1,294,000	1,258,415
Two Harbors Investment Corp. 6.25% 1/15/26	904,000	849,760
		2,108,175
Nonconvertible Bonds - 39.0%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (g)	1,555,000	1,348,103
Lamar Media Corp. 4% 2/15/30	875,000	800,713
		2,148,816
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 1.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(g)	1,500,000	1,287,721
4% 5/1/31(g)	500,000	449,403
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)	740,000	656,233
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)	1,570,000	1,411,399
Times Square Hotel Trust 8.528% 8/1/26 (g)	828,562	828,031
		4,632,787
Household Durables - 1.0%
Century Communities, Inc. 6.75% 6/1/27	1,330,000	1,339,897
M/I Homes, Inc. 3.95% 2/15/30	1,430,000	1,269,125
		2,609,022
TOTAL CONSUMER DISCRETIONARY		7,241,809

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/28 (g)	750,000	792,735

FINANCIALS - 1.2%
Financial Services - 1.2%
Brixmor Operating Partnership LP:
2.5% 8/16/31	1,000,000	834,183
3.85% 2/1/25	1,753,000	1,720,512
4.125% 5/15/29	138,000	131,035
Rexford Industrial Realty LP 2.15% 9/1/31	500,000	402,168
		3,087,898
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Sabra Health Care LP 5.125% 8/15/26	3,615,000	3,560,909

INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.5%
Williams Scotsman, Inc.:
4.625% 8/15/28(g)	750,000	709,931
6.125% 6/15/25(g)	648,000	646,380
		1,356,311
REAL ESTATE - 32.0%
Equity Real Estate Investment Trusts (REITs) - 28.2%
Agree LP:
2.6% 6/15/33	1,000,000	791,516
2.9% 10/1/30	500,000	432,223
4.8% 10/1/32	77,000	73,239
American Homes 4 Rent LP:
2.375% 7/15/31	2,000,000	1,644,008
3.625% 4/15/32	1,000,000	892,790
4.25% 2/15/28	2,000,000	1,944,657
5.5% 2/1/34	1,000,000	1,010,266
American Tower Corp.:
3.8% 8/15/29	1,000,000	943,526
4.05% 3/15/32	1,000,000	934,328
5.55% 7/15/33	1,000,000	1,027,128
5.65% 3/15/33	2,000,000	2,065,779
5.9% 11/15/33	1,500,000	1,582,663
CBL & Associates LP:
4.6%(c)(h)	3,930,000	0
5.25%(c)(h)	3,629,000	0
5.95%(c)(h)	2,551,000	0
Crown Castle, Inc.:
2.1% 4/1/31	2,000,000	1,628,080
2.25% 1/15/31	1,500,000	1,239,495
2.5% 7/15/31	1,500,000	1,250,029
5.1% 5/1/33	2,000,000	1,975,507
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)	1,760,000	1,603,906
CubeSmart LP 4.375% 2/15/29	1,000,000	973,101
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)	925,000	784,697
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/31	1,000,000	889,693
5.25% 6/1/25	2,375,000	2,364,337
5.3% 1/15/29	1,000,000	985,201
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,000,000	791,036
4.15% 4/15/32	1,000,000	917,861
5.5% 8/15/33	3,000,000	3,021,550
Kimco Realty OP, LLC:
4.6% 2/1/33	1,000,000	962,405
6.4% 3/1/34	576,000	623,183
LXP Industrial Trust (REIT):
2.375% 10/1/31	500,000	402,813
2.7% 9/15/30	78,000	65,621
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,018,301
5% 10/15/27	3,237,000	2,450,048
NNN (REIT), Inc. 5.6% 10/15/33	634,000	648,472
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	469,817
4.75% 1/15/28	1,616,000	1,569,788
4.95% 4/1/24	659,000	657,713
5.25% 1/15/26	22,000	21,905
Phillips Edison Grocery Center 2.625% 11/15/31	1,500,000	1,223,942
Prologis LP:
4.875% 6/15/28	1,000,000	1,013,535
5.125% 1/15/34	1,000,000	1,015,638
Public Storage 5.1% 8/1/33	1,000,000	1,019,082
Realty Income Corp.:
3.1% 12/15/29	1,000,000	915,756
3.4% 1/15/30	500,000	460,471
4% 7/15/29	1,000,000	958,899
4.6% 2/6/24	1,757,000	1,756,799
4.875% 6/1/26	1,593,000	1,592,562
5.625% 10/13/32	1,000,000	1,037,853
RLJ Lodging Trust LP 4% 9/15/29 (g)	715,000	632,797
Safehold Operating Partnership LP:
2.8% 6/15/31	500,000	416,136
2.85% 1/15/32	1,250,000	1,031,506
SBA Communications Corp. 3.125% 2/1/29	2,500,000	2,228,082
Simon Property Group LP 6.25% 1/15/34	1,000,000	1,082,134
Sun Communities Operating LP:
2.7% 7/15/31	2,500,000	2,076,575
5.5% 1/15/29	1,000,000	1,009,556
UDR, Inc. 3% 8/15/31	500,000	435,677
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (g)	1,040,000	689,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(g)	1,960,000	1,382,570
10.5% 2/15/28(g)	1,000,000	1,017,951
Ventas Realty LP:
2.5% 9/1/31	500,000	410,778
4.4% 1/15/29	2,000,000	1,939,920
VICI Properties LP 5.125% 5/15/32	1,000,000	955,629
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (g)	3,095,000	2,928,860
WP Carey, Inc.:
2.45% 2/1/32	1,000,000	816,992
4% 2/1/25	422,000	415,673
4.25% 10/1/26	459,000	448,667
XHR LP 6.375% 8/15/25 (g)	750,000	750,247
		72,319,969
Real Estate Management & Development - 3.8%
CBRE Group, Inc. 5.95% 8/15/34	2,250,000	2,327,854
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (g)	875,000	863,030
Digital Realty Trust LP 5.55% 1/15/28	1,000,000	1,022,443
Extra Space Storage LP:
5.4% 2/1/34	1,000,000	999,788
5.5% 7/1/30	1,000,000	1,022,650
5.9% 1/15/31	1,000,000	1,039,656
Howard Hughes Corp.:
4.125% 2/1/29(g)	665,000	599,729
5.375% 8/1/28(g)	355,000	340,094
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,755,000	1,425,253
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (g)	202,000	200,247
		9,840,744
TOTAL REAL ESTATE		82,160,713

TOTAL NONCONVERTIBLE BONDS		100,349,191
TOTAL CORPORATE BONDS (Cost $104,099,293)		102,457,366

Asset-Backed Securities - 1.4%
	Principal Amount (f)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (c)(d)(g)(i)	881,417	9
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (g)	425,539	332,546
Series 2021-2 Class G, 4.505% 12/17/26 (g)	962,111	845,184
Series 2021-3 Class F, 4.242% 1/17/41 (g)	1,322,256	1,133,878
Progress Residential Trust Series 2021-SFR2 Class H, 4.998% 4/19/38 (g)	1,533,000	1,410,555
TOTAL ASSET-BACKED SECURITIES (Cost $4,242,813)		3,722,172

Commercial Mortgage Securities - 20.4%
	Principal Amount (f)	Value ($)
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (g)	625,000	340,197
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)	1,848,000	665,280
Benchmark Mortgage Trust sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(g)	573,000	11,625
Class 225E, 3.4041% 12/15/62 (c)(d)(g)	859,000	8,580
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, CME Term SOFR 1 Month Index + 2.960% 8.2985% 8/15/38 (d)(e)(g)	101,405	67,820
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2985% 8/15/38 (d)(e)(g)	236,927	139,356
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC Class G, CME Term SOFR 1 Month Index + 3.640% 8.9793% 4/15/34 (d)(e)(g)	819,000	807,265
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 8.0976% 10/15/36 (d)(e)(g)	1,592,900	1,548,244
Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2485% 6/15/38 (d)(e)(g)	928,405	902,518
Series 2021-VINO Class G, CME Term SOFR 1 Month Index + 4.060% 9.3998% 5/15/38 (d)(e)(g)	1,132,987	1,103,566
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 8.6832% 1/15/39 (d)(e)(g)	700,000	683,708
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(g)	3,666,000	3,151,791
Series 2020-VIVA Class E, 3.667% 3/11/44 (d)(g)	2,018,000	1,649,725
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.679% 9/15/33 (d)(e)(g)	735,000	356,121
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6853% 9/15/33 (d)(e)(g)	735,000	282,290
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)	1,299,000	1,175,595
Series 2012-CR1 Class G, 2.462% 5/15/45 (c)(g)	288,278	5,422
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)	213,000	139,426
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)	31,000	23,035
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class F, 4.25% 8/15/45 (g)	783,000	634,230
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6645% 6/15/34 (e)(g)	800,000	364,523
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.5627% 6/15/50 (d)(g)	1,766,000	1,298,778
DBGS Mortgage Trust Series 2018-C1 Class C, 4.797% 10/15/51 (d)	1,000,000	842,463
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5358% 8/10/44 (d)(g)	522,184	465,094
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, CME Term SOFR 1 Month Index + 2.640% 8.231% 7/15/35 (d)(e)(g)	669,000	59,110
Series 2011-GC5:
Class C, 5.2983% 8/10/44 (d)(g)	101,000	74,623
Class D, 5.2983% 8/10/44 (d)(g)	759,236	273,915
Class E, 5.2983% 8/10/44 (d)(g)	848,000	94,431
Class F, 4.5% 8/10/44 (c)(g)	677,000	2,031
Series 2012-GCJ9 Class E, 4.7543% 11/10/45 (c)(d)(g)	355,000	295,658
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(g)	2,515,000	2,310,587
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (d)(g)	1,693,000	1,653,378
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)	504,000	466,499
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (c)(g)	1,624,000	1,322,071
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4226% 6/15/51 (d)(g)	302,000	203,340
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (d)(g)	500,000	289,330
Series 2011-C3:
Class E, 5.7097% 2/15/46 (c)(d)(g)	3,467,000	1,438,840
Class G, 4.409% 2/15/46 (d)(g)	1,680,000	193,166
Class H, 4.409% 2/15/46 (c)(d)(g)	1,320,000	91,258
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (d)(g)	799,648	707,689
Class G 4% 6/15/45 (c)(g)	805,000	547,400
Series 2013-LC11:
Class D, 4.2992% 4/15/46 (d)	1,316,000	587,686
Class F, 3.25% 4/15/46 (d)(g)	482,000	29,884
Series 2014-DSTY Class E, 3.9314% 6/10/27 (c)(d)(g)	924,000	2,254
Series 2018-AON Class F, 4.767% 7/5/31 (d)(g)	961,000	200,947
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (c)(g)	1,406,000	451,809
Merit floater Series 2021-STOR Class G, CME Term SOFR 1 Month Index + 2.860% 8.1985% 7/15/38 (d)(e)(g)	250,000	240,000
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0484% 4/15/38 (d)(e)(g)	582,180	573,448
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6484% 4/15/38 (d)(e)(g)	709,690	697,270
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 9.2907% 1/15/27 (d)(e)(g)	1,423,941	1,375,270
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5725% 11/15/45 (d)(g)	2,000,000	1,620,040
Series 2012-C6, Class F, 4.5725% 11/15/45 (d)(g)	1,000,000	480,120
Series 2013-C13 Class E, 5.1684% 11/15/46 (d)(g)	540,635	487,079
Series 2013-C9 Class C, 3.8559% 5/15/46 (d)	625,000	477,025
Morgan Stanley Capital I Trust:
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(g)	1,240,244	1,147,580
Class F, 5.385% 6/15/44 (c)(d)(g)	1,467,000	603,370
Class XB, 0.5055% 6/15/44 (d)(g)(i)	22,675,691	77,830
Series 2011-C3:
Class E, 5.1087% 7/15/49 (d)(g)	223,097	217,730
Class F, 5.1087% 7/15/49 (d)(g)	636,000	572,382
Class G, 5.1087% 7/15/49 (d)(g)	979,600	835,167
Series 2015-MS1 Class D, 4.1571% 5/15/48 (d)(g)	2,045,000	1,281,541
Series 2016-BNK2 Class C, 3% 11/15/49 (g)	2,346,000	1,082,828
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(g)	1,000,000	659,611
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1302% 6/15/35 (c)(d)(e)(g)	113,725	5,686
OPG Trust floater Series 2021-PORT Class J, CME Term SOFR 1 Month Index + 3.460% 8.7945% 10/15/36 (d)(e)(g)	329,177	306,229
PKHL Commercial Mortgage Trust floater Series 2021-MF Class G, CME Term SOFR 1 Month Index + 4.460% 9.7985% 7/15/38 (c)(d)(e)(g)	500,000	311,715
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (g)	250,000	195,325
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	704,643	725,245
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(g)	2,000,000	1,523,976
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7133% 10/15/38 (d)(e)(g)	1,573,000	1,462,890
Series 2021-MFP2 Class J, CME Term SOFR 1 Month Index + 4.020% 9.363% 11/15/36 (d)(e)(g)	1,000,000	967,589
STWD Trust floater sequential payer Series 2021-LIH Class G, CME Term SOFR 1 Month Index + 4.310% 9.648% 11/15/36 (d)(e)(g)	1,280,000	1,214,199
TPGI Trust floater Series 2021-DGWD Class G, CME Term SOFR 1 Month Index + 3.960% 9.3045% 6/15/26 (d)(e)(g)	940,800	929,104
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (d)(g)	926,620	743,520
Class F, 5% 5/10/45 (d)(g)	399,000	47,880
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(g)	1,817,000	1,462,249
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/49 (c)(g)	1,260,000	408,140
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(d)	45,000	615
Series 2011-C3 Class D, 6.0497% 3/15/44 (d)(g)	843,916	234,187
Series 2013-C11 Class E, 4.1896% 3/15/45 (c)(d)(g)	53,000	31,213
Series 2013-C13 Class D, 4.1415% 5/15/45 (c)(d)(g)	43,271	36,970
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(g)	1,168,000	979,452
Class PR2, 3.6332% 6/5/35 (d)(g)	459,000	367,786
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,728,150)		52,344,819

Bank Loan Obligations - 3.8%
	Principal Amount (f)	Value ($)
FINANCIALS - 3.8%
Financial Services - 3.8%
Agellan Portfolio 9% 8/7/25 (c)(j)	1,217,000	1,217,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3332% 1/9/25 (c)(d)(e)(j)	7,110,539	6,719,454
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.9172% 1/21/27 (c)(d)(e)(j)	1,691,731	1,691,731
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(j)	5,305,035	1
		9,628,186
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3326% 1/31/30 (d)(e)(j)	20,000	19,850
TOTAL BANK LOAN OBLIGATIONS (Cost $15,342,183)		9,648,036

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	12,785,607	12,788,165
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	35,996	36,000
TOTAL MONEY MARKET FUNDS (Cost $12,824,164)		12,824,165

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $277,177,687)	250,556,645
NET OTHER ASSETS (LIABILITIES) - 2.5%	6,540,766
NET ASSETS - 100.0%	257,097,411

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,082,266 or 28.8% of net assets.

(h)	Non-income producing - Security is in default.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	42,034,884	70,321,778	99,568,498	493,389	-	1	12,788,165	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	37,700	2,707	4,407	2,563	-	-	36,000	0.0%
Total	42,072,584	70,324,485	99,572,905	495,952	-	1	12,824,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	803,956	803,956	-	-
Financials	29,234,436	26,732,752	2,501,684	-
Information Technology	-	-	-	-
Real Estate	39,521,695	36,389,838	3,131,857	-

Corporate Bonds	102,457,366	-	102,457,366	-

Asset-Backed Securities	3,722,172	-	3,722,163	9

Commercial Mortgage Securities	52,344,819	-	46,781,787	5,563,032

Bank Loan Obligations	9,648,036	-	19,850	9,628,186

Money Market Funds	12,824,165	12,824,165	-	-
Total Investments in Securities:	250,556,645	76,750,711	158,614,707	15,191,227

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$5,638,573
Net Realized Gain (Loss) on Investment Securities	(714,534)
Net Unrealized Gain (Loss) on Investment Securities	(316,331)
Cost of Purchases	72,828
Proceeds of Sales	(1,729)
Amortization/Accretion	(76,217)
Transfers into Level 3	4,959,910
Transfers out of Level 3	(3,999,468)
Ending Balance	$5,563,032
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(316,331)
Bank Loan Obligations
Beginning Balance	$15,802,706
Net Realized Gain (Loss) on Investment Securities	3,130
Net Unrealized Gain (Loss) on Investment Securities	(2,825,720)
Cost of Purchases	-
Proceeds of Sales	(3,352,232)
Amortization/Accretion	302
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$9,628,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(2,825,720)
Other Investments in Securities
Beginning Balance	$2,440
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,552)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	2,121
Transfers out of Level 3	-
Ending Balance	$9
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(4,552)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25) - See accompanying schedule:
Unaffiliated issuers (cost $264,353,523)	$237,732,480
Fidelity Central Funds (cost $12,824,164)	12,824,165

Total Investment in Securities (cost $277,177,687)		$250,556,645
Receivable for investments sold		6,095
Receivable for fund shares sold		4,992,494
Dividends receivable		140,121
Interest receivable		1,813,967
Distributions receivable from Fidelity Central Funds		59,845
Total assets		257,569,167
Liabilities
Payable for investments purchased	$72,828
Payable for fund shares redeemed	357,449
Accrued management fee	171
Other payables and accrued expenses	5,308
Collateral on securities loaned	36,000
Total Liabilities		471,756
Net Assets		$257,097,411
Net Assets consist of:
Paid in capital		$297,853,590
Total accumulated earnings (loss)		(40,756,179)
Net Assets		$257,097,411
Net Asset Value, offering price and redemption price per share ($257,097,411 ÷ 26,751,883 shares)		$9.61
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$2,200,324
Interest		5,670,244
Income from Fidelity Central Funds (including $2,563 from security lending)		495,952
Total Income		8,366,520
Expenses
Custodian fees and expenses	$5,927
Independent trustees' fees and expenses	838
Total expenses before reductions	6,765
Expense reductions	(3,637)
Total expenses after reductions		3,128
Net Investment income (loss)		8,363,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,395,788)
Foreign currency transactions	(4)
Total net realized gain (loss)		(4,395,792)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,579,648
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		4,579,649
Net gain (loss)		183,857
Net increase (decrease) in net assets resulting from operations		$8,547,249
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,363,392	$28,327,877
Net realized gain (loss)	(4,395,792)	(8,060,362)
Change in net unrealized appreciation (depreciation)	4,579,649	(34,702,246)
Net increase (decrease) in net assets resulting from operations	8,547,249	(14,434,731)
Distributions to shareholders	(11,796,940)	(51,835,383)

Share transactions
Proceeds from sales of shares	21,450,707	74,079,738
Reinvestment of distributions	11,796,940	51,835,383
Cost of shares redeemed	(110,867,055)	(403,320,263)

Net increase (decrease) in net assets resulting from share transactions	(77,619,408)	(277,405,142)
Total increase (decrease) in net assets	(80,869,099)	(343,675,256)

Net Assets
Beginning of period	337,966,510	681,641,766
End of period	$257,097,411	$337,966,510

Other Information
Shares
Sold	2,269,823	7,587,930
Issued in reinvestment of distributions	1,265,529	5,277,000
Redeemed	(11,641,072)	(41,469,063)
Net increase (decrease)	(8,105,720)	(28,604,133)

Financial Highlights
Fidelity® Series Real Estate Income Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$10.74	$11.77	$9.94	$11.21	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.30	.60	.55	.45	.56	.61
Net realized and unrealized gain (loss)	.05	(.64)	(.97)	1.90	(1.16)	.42
Total from investment operations	.35	(.04)	(.42)	2.35	(.60)	1.03
Distributions from net investment income	(.44)	(.68)	(.52)	(.45)	(.55)	(.62)
Distributions from net realized gain	-	(.32)	(.09)	(.07)	(.12)	(.17)
Total distributions	(.44)	(1.00)	(.61)	(.52)	(.67)	(.79)
Net asset value, end of period	$9.61	$9.70	$10.74	$11.77	$9.94	$11.21
Total Return C,D	3.82%	(.13)%	(3.78)%	24.48%	(5.68)%	9.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	-% H	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any H	-% G	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	6.40% G	6.13%	4.83%	4.21%	5.36%	5.67%
Supplemental Data
Net assets, end of period (000 omitted)	$257,097	$337,967	$681,642	$1,047,202	$935,054	$971,641
Portfolio turnover rate I	34% G	5%	19%	23%	25% J	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$-	Recovery value	Recovery value	$0.00	Increase
Corporate Bonds	$-	Recovery value	Recovery value	$0.00	Increase
Commercial Mortgage Securities	$5,563,032	Indicative market price	Evaluated bid	$0.24 - $85.44 / $55.16	Increase
Asset-Backed Securities	$9	Indicative market price	Evaluated bid	$0.00	Increase
Bank Loan Obligations	$9,628,186	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	8.7% - 11.7% / 10.9%	Decrease
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain conversion ratio adjustments, equity-debt classifications, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,275,992
Gross unrealized depreciation	(35,895,503)
Net unrealized appreciation (depreciation)	$(26,619,511)
Tax cost	$277,176,156

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,093,107)
Long-term	(7,188,134)
Total capital loss carryforward	$(9,281,241)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Real Estate Income Fund	41,235,139	81,976,777
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Real Estate Income Fund	$ 1,998

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Series Real Estate Income Fund	2,900

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Real Estate Income Fund	$263	$ -	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,008.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,629
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Series Real Estate Income Fund	-%-D
Actual		$ 1,000	$ 1,038.20	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.924313.112
SRE-SANN-0324
Fidelity® Blue Chip Growth Fund

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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Consolidated Investment Summary January 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

NVIDIA Corp.	11.4
Microsoft Corp.	9.8
Amazon.com, Inc.	8.4
Apple, Inc.	8.3
Alphabet, Inc. Class A	6.1
Meta Platforms, Inc. Class A	5.0
Marvell Technology, Inc.	3.5
Eli Lilly & Co.	2.4
Snap, Inc. Class A	2.3
Netflix, Inc.	2.2
59.4

Market Sectors (% of Fund's net assets)

Information Technology	41.3
Consumer Discretionary	21.0
Communication Services	16.5
Health Care	8.9
Industrials	5.2
Financials	2.6
Consumer Staples	2.1
Energy	1.8
Materials	0.4
Real Estate	0.2
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 16.3%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd. (a)	4,052,100	10,822
Entertainment - 2.8%
Netflix, Inc. (a)	2,147,178	1,211,245
Roblox Corp. (a)	927,600	36,000
Roku, Inc. Class A (a)	376,027	33,113
Sea Ltd. ADR (a)	2,564,660	97,816
Sphere Entertainment Co. (a)(b)	367,100	12,988
Take-Two Interactive Software, Inc. (a)	108,589	17,910
The Walt Disney Co.	332,000	31,889
TKO Group Holdings, Inc.	159,600	13,357
Universal Music Group NV	1,984,874	58,510
		1,512,828
Interactive Media & Services - 13.4%
Alphabet, Inc. Class A (a)(b)	23,332,060	3,268,822
Epic Games, Inc. (a)(c)(d)	6,131	3,781
JOYY, Inc. ADR	42,043	1,289
Meta Platforms, Inc. Class A	6,809,523	2,656,667
Pinterest, Inc. Class A (a)	310,600	11,638
Snap, Inc. Class A (a)	77,789,087	1,236,069
		7,178,266
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	233,252	37,607
TOTAL COMMUNICATION SERVICES		8,739,523
CONSUMER DISCRETIONARY - 20.8%
Automobiles - 1.4%
Neutron Holdings, Inc. (a)(c)(d)	7,152,433	253
Rad Power Bikes, Inc. (a)(c)(d)	928,091	353
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	980,651	2,030
Rivian Automotive, Inc. (a)(b)	6,875,702	105,267
Tesla, Inc. (a)	3,303,644	618,739
		726,642
Broadline Retail - 9.1%
Alibaba Group Holding Ltd. sponsored ADR	1,252,575	90,398
Amazon.com, Inc. (a)	29,028,800	4,505,270
Dollarama, Inc.	183,286	13,451
Kohl's Corp. (b)	1,154,800	29,748
Ollie's Bargain Outlet Holdings, Inc. (a)	710,711	51,121
PDD Holdings, Inc. ADR (a)	1,387,146	175,987
		4,865,975
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	713,502	54,697
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	2,404,478	346,581
Caesars Entertainment, Inc. (a)	2,401,838	105,369
Chipotle Mexican Grill, Inc. (a)	74,328	179,039
Deliveroo PLC Class A (a)(e)	10,642,440	15,847
Doordash, Inc. (a)	76,400	7,961
Draftkings Holdings, Inc. (a)	1,729,201	67,525
Flutter Entertainment PLC (a)	197,400	40,739
Las Vegas Sands Corp. (b)	302,400	14,793
Light & Wonder, Inc. Class A (a)	317,268	25,502
Marriott International, Inc. Class A	416,832	99,927
McDonald's Corp.	240,559	70,416
Penn Entertainment, Inc. (a)	3,557,323	80,218
Planet Fitness, Inc. (a)	192,400	13,037
Restaurant Brands International, Inc. (b)	306,195	23,902
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	16,222	0
Stage 2 rights (a)(d)	16,221	0
Stage 3 rights (a)(d)	16,222	0
Stage 4 rights (a)(d)	16,221	0
Stage 5:
rights (a)(d)	16,221	0
rights (a)(d)	16,221	0
Starbucks Corp. (b)	1,744,673	162,307
Sweetgreen, Inc. Class A (a)(b)	7,118,786	76,029
Yum! Brands, Inc.	97,982	12,688
		1,341,880
Household Durables - 0.1%
SharkNinja Hong Kong Co. Ltd.	881,374	41,178
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A (a)	2,443,938	249,037
American Eagle Outfitters, Inc. (f)	10,857,127	215,188
Aritzia, Inc. (a)	1,561,272	37,985
Dick's Sporting Goods, Inc.	777,229	115,862
Fanatics, Inc. Class A (a)(c)(d)	1,938,909	143,479
Fast Retailing Co. Ltd.	18,789	5,016
Five Below, Inc. (a)	743,465	133,422
Foot Locker, Inc.	369,399	10,402
Gap, Inc. (b)	1,215,945	22,726
JD Sports Fashion PLC	1,819,600	2,699
Lowe's Companies, Inc.	2,391,091	508,920
RH (a)(b)	820,542	207,991
TJX Companies, Inc.	3,047,674	289,255
Victoria's Secret & Co. (a)	828,700	21,588
Warby Parker, Inc. (a)(f)	5,561,505	70,909
Wayfair LLC Class A (a)	1,356,697	68,174
Williams-Sonoma, Inc.	76,100	14,717
		2,117,370
Textiles, Apparel & Luxury Goods - 3.7%
Compagnie Financiere Richemont SA Series A	211,552	31,423
Crocs, Inc. (a)	1,035,235	105,056
Deckers Outdoor Corp. (a)	576,562	434,572
Hermes International SCA	21,483	45,454
lululemon athletica, Inc. (a)	1,421,684	645,189
LVMH Moet Hennessy Louis Vuitton SE	147,806	122,983
NIKE, Inc. Class B	3,444,206	349,690
On Holding AG (a)	2,278,722	60,523
PVH Corp.	1,494,981	179,786
Ralph Lauren Corp.	118,100	16,967
Tory Burch LLC (a)(c)(d)(g)	293,611	9,519
		2,001,162
TOTAL CONSUMER DISCRETIONARY		11,148,904
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Celsius Holdings, Inc. (a)(b)	4,636,261	231,349
Constellation Brands, Inc. Class A (sub. vtg.)	41,000	10,048
PepsiCo, Inc.	283,591	47,794
		289,191
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	33,396	23,206
Dollar Tree, Inc. (a)	815,913	106,575
Maplebear, Inc.:
(NASDAQ) (b)	111,210	2,721
(unlisted) (m)	364,225	8,467
Target Corp.	689,840	95,943
Walmart, Inc.	1,029,301	170,092
		407,004
Food Products - 0.2%
Bowery Farming, Inc. warrants (a)(c)(d)	145,528	601
Lamb Weston Holdings, Inc.	405,400	41,529
Patanjali Foods Ltd.	1,104,612	21,121
The Hershey Co.	109,700	21,231
The Real Good Food Co. LLC:
Class B (a)(d)(f)	1,262,073	0
Class B unit (a)(e)(f)	1,262,073	1,464
The Real Good Food Co., Inc. (a)	197,267	229
Tyson Foods, Inc. Class A	303,400	16,614
		102,789
Household Products - 0.2%
Procter & Gamble Co.	620,619	97,524
The Clorox Co.	59,600	8,657
		106,181
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	418,533	55,242
Kenvue, Inc.	2,857,638	59,325
Oddity Tech Ltd.	228,053	9,419
Oddity Tech Ltd. (e)	360,543	14,890
		138,876
Tobacco - 0.0%
JUUL Labs, Inc.:
Class A (a)(c)(d)	21,148	23
Class B (a)(c)(d)	6,625	7
Philip Morris International, Inc.	261,200	23,730
		23,760
TOTAL CONSUMER STAPLES		1,067,801
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	1,783,645	13,678
Oil, Gas & Consumable Fuels - 1.8%
Cameco Corp.	747,600	35,694
Cheniere Energy, Inc.	202,312	33,177
Diamondback Energy, Inc.	948,012	145,747
EOG Resources, Inc.	1,451,886	165,210
Exxon Mobil Corp.	1,167,872	120,069
Hess Corp.	905,879	127,303
Northern Oil & Gas, Inc.	362,371	12,139
Occidental Petroleum Corp.	1,746,370	100,539
Reliance Industries Ltd.	6,517,493	223,822
Reliance Industries Ltd. GDR (e)	220,139	15,278
		978,978
TOTAL ENERGY		992,656
FINANCIALS - 2.5%
Banks - 0.1%
Citigroup, Inc.	737,300	41,414
HDFC Bank Ltd.	1,172,172	20,605
		62,019
Capital Markets - 0.2%
Coinbase Global, Inc. (a)(b)	146,433	18,773
Goldman Sachs Group, Inc.	70,500	27,073
Morgan Stanley	312,300	27,245
		73,091
Consumer Finance - 0.3%
American Express Co.	892,710	179,203
Financial Services - 1.8%
Ant International Co. Ltd. Class C (c)(d)	3,214,400	5,818
Berkshire Hathaway, Inc. Class B (a)	41,149	15,791
Block, Inc. Class A (a)	2,041,474	132,716
Jio Financial Services Ltd.	6,689,593	19,965
MasterCard, Inc. Class A	1,382,367	621,001
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	204,327	15,239
Visa, Inc. Class A	514,847	140,687
		951,217
Insurance - 0.1%
Progressive Corp.	372,100	66,327
The Travelers Companies, Inc.	26,700	5,643
		71,970
TOTAL FINANCIALS		1,337,500
HEALTH CARE - 8.9%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	622,351	107,611
Amgen, Inc.	118,000	37,083
Apogee Therapeutics, Inc.	278,024	9,314
Ascendis Pharma A/S sponsored ADR (a)	419,991	54,569
Cibus, Inc. (a)	391,697	6,561
CytomX Therapeutics, Inc. (a)	378,621	579
Gilead Sciences, Inc.	255,054	19,961
Legend Biotech Corp. ADR (a)	92,200	5,077
Moderna, Inc. (a)	82,747	8,362
Moonlake Immunotherapeutics (a)(b)	396,524	22,158
Regeneron Pharmaceuticals, Inc. (a)	384,294	362,305
Vertex Pharmaceuticals, Inc. (a)	249,276	108,031
Viking Therapeutics, Inc. (a)	483,549	11,673
		753,284
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Series A1 (a)(c)(d)	51,117	2,429
Boston Scientific Corp. (a)	3,340,245	211,304
DexCom, Inc. (a)	2,144,618	260,249
Glaukos Corp. (a)	116,500	10,372
Inspire Medical Systems, Inc. (a)	186,400	39,306
Insulet Corp. (a)	283,325	54,078
Intuitive Surgical, Inc. (a)	43,700	16,528
RxSight, Inc. (a)	70,600	3,213
Shockwave Medical, Inc. (a)	106,592	24,116
Stryker Corp.	311,170	104,391
TransMedics Group, Inc. (a)	105,565	9,054
		735,040
Health Care Providers & Services - 2.1%
Alignment Healthcare, Inc. (a)	884,719	5,928
Guardant Health, Inc. (a)	2,041,423	44,768
Humana, Inc.	272,191	102,905
McKesson Corp.	20,900	10,448
Surgery Partners, Inc. (a)	561,421	17,230
UnitedHealth Group, Inc.	1,811,004	926,763
		1,108,042
Health Care Technology - 0.0%
MultiPlan Corp. warrants (a)(c)	138,859	0
Life Sciences Tools & Services - 0.4%
Danaher Corp.	628,488	150,781
Thermo Fisher Scientific, Inc.	122,175	65,850
Veterinary Emergency Group LLC Class A (a)(c)(d)(g)	524,494	29,723
		246,354
Pharmaceuticals - 3.6%
Catalent, Inc. (a)	105,200	5,433
Eli Lilly & Co.	1,968,638	1,270,972
Novo Nordisk A/S:
Series B	273,546	31,268
Series B sponsored ADR	2,174,594	249,513
Pharvaris BV (a)	178,500	5,337
Roche Holding AG (participation certificate)	44,688	12,723
Zoetis, Inc. Class A	1,797,918	337,667
		1,912,913
TOTAL HEALTH CARE		4,755,633
INDUSTRIALS - 4.7%
Aerospace & Defense - 1.3%
ABL Space Systems warrants 12/14/30 (a)(c)(d)	30,937	477
Airbus Group NV	211,094	33,624
BAE Systems PLC	400,265	5,970
Howmet Aerospace, Inc.	1,086,964	61,153
L3Harris Technologies, Inc.	133,709	27,868
Northrop Grumman Corp.	51,848	23,164
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	2,961,836	287,298
Class C (a)(c)(d)	27,830	2,700
Spirit AeroSystems Holdings, Inc. Class A (a)	431,600	11,852
The Boeing Co. (a)	985,259	207,929
TransDigm Group, Inc.	26,273	28,708
		690,743
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	2,469,600	13,386
FedEx Corp.	153,503	37,039
		50,425
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	2,224,889	28,857
Construction & Engineering - 0.0%
Comfort Systems U.S.A., Inc.	25,100	5,458
EMCOR Group, Inc.	23,900	5,452
		10,910
Electrical Equipment - 0.1%
Eaton Corp. PLC	283,506	69,765
Generac Holdings, Inc. (a)	67,200	7,639
		77,404
Ground Transportation - 2.7%
Bird Global, Inc. (a)(c)	72,846	4
Bird Global, Inc.:
Stage 1 rights (a)(d)	10,516	0
Stage 2 rights (a)(d)	10,516	0
Stage 3 rights (a)(d)	10,516	0
Canadian Pacific Kansas City Ltd.	120,693	9,712
Lyft, Inc. (a)(b)	21,734,815	271,468
Uber Technologies, Inc. (a)	17,833,237	1,163,975
		1,445,159
Industrial Conglomerates - 0.1%
General Electric Co.	468,300	62,012
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)(b)	379,100	13,583
Delta Air Lines, Inc.	130,700	5,116
Southwest Airlines Co.	708,800	21,186
		39,885
Trading Companies & Distributors - 0.2%
Ferguson PLC	54,700	10,276
FTAI Aviation Ltd.	1,904,438	102,744
Xometry, Inc. (a)(b)	281,200	9,049
ZKH Group Ltd. (A Shares) (m)	28,084,190	12,320
		134,389
TOTAL INDUSTRIALS		2,539,784
INFORMATION TECHNOLOGY - 40.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	122,208	31,613
IT Services - 0.6%
MongoDB, Inc. Class A (a)	238,388	95,479
Okta, Inc. (a)	1,766,016	145,961
Shopify, Inc. Class A (a)	334,050	26,742
Snowflake, Inc. (a)	215,688	42,197
X Holdings Corp. Class A (c)(d)	196,600	5,599
		315,978
Semiconductors & Semiconductor Equipment - 19.1%
Advanced Micro Devices, Inc. (a)	1,268,109	212,649
ASML Holding NV (depository receipt)	85,737	74,576
Broadcom, Inc.	21,100	24,898
GaN Systems, Inc. (d)	2,839,866	286
GaN Systems, Inc. (d)	2,839,866	0
GlobalFoundries, Inc. (a)	5,386,479	296,149
Impinj, Inc. (a)	284,249	27,566
Marvell Technology, Inc.	27,627,917	1,870,410
Micron Technology, Inc.	363,600	31,179
Monolithic Power Systems, Inc.	219,647	132,386
NVIDIA Corp.	9,945,013	6,118,864
NXP Semiconductors NV	3,727,593	784,919
ON Semiconductor Corp. (a)	4,447,899	316,379
Qualcomm, Inc.	53,000	7,871
Synaptics, Inc. (a)	61,741	6,595
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,275,948	257,091
Teradyne, Inc.	1,166,447	112,667
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	130,829	237
		10,274,722
Software - 12.4%
Adobe, Inc. (a)	121,220	74,887
Atom Tickets LLC (a)(c)(d)(g)	1,204,239	0
Bill Holdings, Inc. (a)	729,832	56,963
Cadence Design Systems, Inc. (a)	18,200	5,250
CoreWeave, Inc. (c)(d)	148,061	45,878
Datadog, Inc. Class A (a)	588,461	73,228
HubSpot, Inc. (a)	322,510	197,054
Intuit, Inc.	290,812	183,598
Microsoft Corp.	13,167,639	5,235,190
Oracle Corp.	317,195	35,431
Palo Alto Networks, Inc. (a)	19,467	6,590
Pine Labs Private Ltd. (a)(c)(d)	9,912	3,471
Salesforce, Inc. (a)	1,977,174	555,764
ServiceNow, Inc. (a)	168,121	128,680
Stripe, Inc. Class B (a)(c)(d)	173,600	4,257
Tanium, Inc. Class B (a)(c)(d)	554,900	4,939
Zoom Video Communications, Inc. Class A (a)(b)	1,007,723	65,109
		6,676,289
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	24,175,975	4,458,050
Dell Technologies, Inc.	922,256	76,437
		4,534,487
TOTAL INFORMATION TECHNOLOGY		21,833,089
MATERIALS - 0.3%
Chemicals - 0.0%
Linde PLC	65,870	26,666
Metals & Mining - 0.3%
ATI, Inc. (a)	596,342	24,372
Carpenter Technology Corp.	533,855	32,880
Freeport-McMoRan, Inc.	2,506,604	99,487
		156,739
TOTAL MATERIALS		183,405
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Digital Realty Trust, Inc.	76,500	10,745
Prologis, Inc.	33,900	4,295
Welltower, Inc.	715,696	61,915
		76,955
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)(b)	849,390	48,279
TOTAL REAL ESTATE		125,234
TOTAL COMMON STOCKS (Cost $22,569,427)		52,723,529

Preferred Stocks - 1.7%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	293,038	64,799
Reddit, Inc.:
Series B(a)(c)(d)	524,232	16,969
Series E(a)(c)(d)	43,813	1,418
Series F(a)(c)(d)	457,142	14,798
		97,984
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	120,997	46
Series C(a)(c)(d)	476,111	309
Series D(a)(c)(d)	867,000	815
		1,170
Broadline Retail - 0.1%
Meesho Series F (a)(c)(d)	546,589	27,854

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	6,100	1,687
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(c)(d)(g)	68,723	16,384
Series 4(a)(c)(d)(g)	6,272	1,422
Series 5(a)(c)(d)(g)	25,187	5,321
		24,814
TOTAL CONSUMER DISCRETIONARY		53,838

CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	166,200	7,625
Series H(a)(c)(d)	104,029	6,022
		13,647
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	1,091,300	0
Bowery Farming, Inc.:
Series C1(a)(c)(d)	161,262	1,284
Series D1(c)(d)	145,528	776
		2,060
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	2,570,575	2,751
Series D(a)(c)(d)	13,822	15
Series E(a)(c)(d)	14,959	16
		2,782
TOTAL CONSUMER STAPLES		18,489

FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	363,100	4,633
Tenstorrent Holdings, Inc. Series C1 (c)(d)	150,460	8,784
		13,417
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc.:
Series B(a)(c)(d)	3,301	649
Series D2(a)(c)(d)	5,347	1,006
		1,655
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	170,685	8,109

TOTAL HEALTH CARE		9,764

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
ABL Space Systems:
Series B(a)(c)(d)	270,130	7,909
Series B2(a)(c)(d)	141,569	4,510
Series C1(c)(d)	41,250	1,029
Relativity Space, Inc. Series E (a)(c)(d)	2,480,614	53,060
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	98,074	95,132
Series H(a)(c)(d)	25,767	24,994
Series J(c)(d)	5,376	5,215
Series N(a)(c)(d)	79,406	77,024
		268,873
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	101,010	9,675

TOTAL INDUSTRIALS		278,548

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d)	771,513	7,700
Enevate Corp. Series E (a)(c)(d)	12,084,432	10,151
Menlo Micro, Inc. Series C (a)(c)(d)	4,680,700	3,276
		21,127
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(c)(d)	508,854	3,786

Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (a)(c)(d)	391,847	7,492
Astera Labs, Inc.:
Series A(a)(c)(d)	672,992	7,181
Series B(a)(c)(d)	114,587	1,223
Series C(a)(c)(d)	1,572,300	16,776
Series D(a)(c)(d)	2,623,426	27,992
Retym, Inc. Series C (c)(d)	810,037	6,796
SiMa.ai:
Series B(a)(c)(d)	2,821,200	19,297
Series B1(a)(c)(d)	188,978	1,478
Xsight Labs Ltd.:
Series D(a)(c)(d)	1,192,000	6,127
Series D1(c)(d)	436,098	3,249
		97,611
Software - 0.3%
Algolia, Inc. Series D (a)(c)(d)	276,495	4,485
Bolt Technology OU Series E (a)(c)(d)	170,267	19,330
Databricks, Inc.:
Series G(a)(c)(d)	437,958	33,688
Series H(a)(c)(d)	273,924	21,070
Series I(c)(d)	6,675	513
Dataminr, Inc. Series D (a)(c)(d)	277,250	3,352
Delphix Corp. Series D (a)(c)(d)	675,445	3,134
Moloco, Inc. Series A (c)(d)	103,822	5,314
Mountain Digital, Inc. Series D (a)(c)(d)	524,265	8,200
Skyryse, Inc. Series B (a)(c)(d)	560,000	13,451
Stripe, Inc.:
Series H(a)(c)(d)	73,100	1,792
Series I(c)(d)	1,129,819	27,703
		142,032
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(c)(d)	372,617	8,145
Series C2(c)(d)	58,528	1,521
		9,666
TOTAL INFORMATION TECHNOLOGY		274,222

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	2,271,329	56,874

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(c)(d)	341,408	13,581
Series D(c)(d)	97,832	3,892
		17,473
TOTAL CONVERTIBLE PREFERRED STOCKS		820,609
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(d)	50,654,200	1,793
Series 1D(a)(c)(d)	85,315,542	3,020
Waymo LLC Series A2 (a)(c)(d)	81,316	4,256
		9,069
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(c)(d)	1,244,183	29,388

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(c)(d)	29,758	6,066

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	709,497	9,082

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	23,689	8,295
Series A(a)(c)(d)	5,920	2,073
Series B(a)(c)(d)	6,440	2,255
Series B2(a)(c)(d)	5,209	1,824
Series C(a)(c)(d)	9,690	3,393
Series C1(a)(c)(d)	2,041	715
Series D(a)(c)(d)	2,183	764
		19,319
TOTAL INFORMATION TECHNOLOGY		28,401

TOTAL NONCONVERTIBLE PREFERRED STOCKS		72,924
TOTAL PREFERRED STOCKS (Cost $875,364)		893,533

Corporate Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27(c)(d)	2,433	3,613
4% 6/12/27(c)(d)	647	961
5.5% 10/29/26(c)(d)(i)	21,742	22,407
		26,981
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	4,431	4,437

TOTAL CORPORATE BONDS (Cost $29,253)		31,418

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	981	1,739
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(d)	3,072	3,298
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(j)	628	657
TOTAL PREFERRED SECURITIES (Cost $4,681)		5,694

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (k)	74,390,338	74,405
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	470,422,662	470,470
TOTAL MONEY MARKET FUNDS (Cost $544,875)		544,875

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $24,023,600)	54,199,049
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(517,117)
NET ASSETS - 100.0%	53,681,932

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,498,760,000 or 2.8% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,479,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $20,787,000 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems warrants 12/14/30	12/14/23	0

ABL Space Systems Series B	3/24/21	12,165

ABL Space Systems Series B2	10/22/21	9,626

ABL Space Systems Series C1	12/14/23	1,349

AgBiome LLC Series C	6/29/18	6,912

Akeana Series C	1/23/24	4,633

Algolia, Inc. Series D	7/23/21	8,086

Alif Semiconductor Series C	3/08/22	7,954

Ant International Co. Ltd. Class C	5/16/18	12,251

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	4,431

Astera Labs, Inc. Series A	5/17/22	6,844

Astera Labs, Inc. Series B	5/17/22	1,165

Astera Labs, Inc. Series C	8/24/21	5,286

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	26,679

Atom Tickets LLC	8/15/17	7,000

Beta Technologies, Inc. Series A	4/09/21	7,401

Bird Global, Inc.	5/11/21	18,211

Blink Health LLC Series A1	12/30/20	1,385

Blink Health LLC Series C	11/07/19 - 7/14/21	6,515

Bolt Technology OU Series E	1/03/22	44,235

Bowery Farming, Inc. Series C1	5/18/21	9,716

Bowery Farming, Inc. Series D1	10/25/23	1,375

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	32,109

Castle Creek Biosciences, Inc. Series A4	9/29/16	9,831

Castle Creek Biosciences, Inc. Series B	10/09/18	1,360

Castle Creek Biosciences, Inc. Series D2	6/28/21	917

CelLink Corp. Series D	1/20/22	16,066

Circle Internet Financial Ltd. Series E	5/11/21	20,193

CoreWeave, Inc.	11/29/23	45,878

Databricks, Inc. Series G	2/01/21	25,893

Databricks, Inc. Series H	8/31/21	20,129

Databricks, Inc. Series I	9/14/23	491

Dataminr, Inc. Series D	3/06/15	3,535

Delphix Corp. Series D	7/10/15	6,079

Diamond Foundry, Inc. Series C	3/15/21	54,512

Discord, Inc. Series I	9/15/21	3,359

Enevate Corp. Series E	1/29/21	13,398

Enevate Corp. 6%	11/02/23	628

Epic Games, Inc.	7/30/20	3,525

Fanatics, Inc. Class A	8/13/20 - 10/24/22	78,990

GoBrands, Inc. Series G	3/02/21	41,503

GoBrands, Inc. Series H	7/22/21	40,414

Gupshup, Inc.	6/08/21	16,223

JUUL Labs, Inc. Class A	12/20/17	453

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

JUUL Labs, Inc. Series E	12/20/17	321

Lightmatter, Inc. Series C	5/19/23	6,132

Lightmatter, Inc. Series C2	12/18/23	1,522

Meesho Series F	9/21/21	41,908

Menlo Micro, Inc. Series C	2/09/22	6,204

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	9,415

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	878

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	3,590

Moloco, Inc. Series A	6/26/23	6,229

Mountain Digital, Inc. Series D	11/05/21	12,040

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	72

Neutron Holdings, Inc. Series 1C	7/03/18	9,262

Neutron Holdings, Inc. Series 1D	1/25/19	20,689

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	21,742

Pine Labs Private Ltd.	6/30/21	3,696

Pine Labs Private Ltd. Series 1	6/30/21	8,833

Pine Labs Private Ltd. Series A	6/30/21	2,207

Pine Labs Private Ltd. Series B	6/30/21	2,401

Pine Labs Private Ltd. Series B2	6/30/21	1,942

Pine Labs Private Ltd. Series C	6/30/21	3,613

Pine Labs Private Ltd. Series C1	6/30/21	761

Pine Labs Private Ltd. Series D	6/30/21	814

Rad Power Bikes, Inc.	1/21/21	4,477

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	584

Rad Power Bikes, Inc. Series C	1/21/21	2,297

Rad Power Bikes, Inc. Series D	9/17/21	8,309

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	981

Rapyd Financial Network 2016 Ltd.	3/30/21	15,000

Reddit, Inc. Series B	7/26/17	7,442

Reddit, Inc. Series E	5/18/21	1,861

Reddit, Inc. Series F	8/11/21	28,249

Redwood Materials Series C	5/28/21	16,184

Redwood Materials Series D	6/02/23	4,670

Relativity Space, Inc. Series E	5/27/21	56,645

Retym, Inc. Series C	5/17/23 - 6/20/23	6,303

SiMa.ai Series B	5/10/21	14,465

SiMa.ai Series B1	4/25/22	1,340

Skyryse, Inc. Series B	10/21/21	13,821

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	55,406

Space Exploration Technologies Corp. Class C	9/11/17	376

Space Exploration Technologies Corp. Series G	1/20/15 - 9/07/23	8,181

Space Exploration Technologies Corp. Series H	8/04/17	3,479

Space Exploration Technologies Corp. Series J	9/07/23	4,355

Space Exploration Technologies Corp. Series N	8/04/20	21,440

Stripe, Inc. Class B	5/18/21	6,966

Stripe, Inc. Series H	3/15/21	2,933

Stripe, Inc. Series I	3/20/23 - 5/12/23	22,748

Tanium, Inc. Class B	4/21/17	2,755

Tenstorrent Holdings, Inc. Series C1	4/23/21	8,946

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	3,072

Tory Burch LLC	5/14/15	20,890

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	21,636

Waymo LLC Series A2	5/08/20	6,982

X Holdings Corp. Class A	10/25/22	19,660

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	9,531

Xsight Labs Ltd. Series D1	1/11/24	3,487

Yanka Industries, Inc. Series F	4/08/21	16,221

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	35,306	1,042,090	1,002,991	1,138	-	-	74,405	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	735,437	1,221,240	1,486,207	670	-	-	470,470	1.9%
Total	770,743	2,263,330	2,489,198	1,808	-	-	544,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Abercrombie & Fitch Co. Class A	45,361	69,019	20,733	-	6,866	148,523	-
American Eagle Outfitters, Inc.	166,179	2,398	18,197	2,466	(12,856)	77,664	215,188
The Real Good Food Co. LLC Class B	-	-	-	-	-	-	-
The Real Good Food Co. LLC Class B unit	5,301	-	-	-	-	(3,837)	1,464
Warby Parker, Inc.	83,231	-	134	-	40	(12,228)	70,909
Total	300,072	71,417	39,064	2,466	(5,950)	210,122	287,561

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,837,507	8,666,410	69,332	101,765
Consumer Discretionary	11,211,811	10,833,848	159,422	218,541
Consumer Staples	1,086,290	1,037,582	29,588	19,120
Energy	992,656	768,834	223,822	-
Financials	1,380,305	1,275,873	40,570	63,862
Health Care	4,771,463	4,679,490	43,991	47,982
Industrials	2,818,332	2,189,979	59,330	569,023
Information Technology	22,135,712	21,768,422	-	367,290
Materials	240,279	183,405	-	56,874
Real Estate	125,234	125,234	-	-
Utilities	17,473	-	-	17,473

Corporate Bonds	31,418	-	-	31,418

Preferred Securities	5,694	-	-	5,694

Money Market Funds	544,875	544,875	-	-
Total Investments in Securities:	54,199,049	52,073,952	626,055	1,499,042

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$477,140
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	85,534
Cost of Purchases	6,349
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$569,023
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$85,534
Other Investments in Securities
Beginning Balance	$1,022,619
Net Realized Gain (Loss) on Investment Securities	3,595
Net Unrealized Gain (Loss) on Investment Securities	(77,113)
Cost of Purchases	67,315
Proceeds of Sales	(39,927)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(46,470)
Ending Balance	$930,019
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(70,773)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $449,983) - See accompanying schedule:
Unaffiliated issuers (cost $23,123,267)	$53,366,613
Fidelity Central Funds (cost $544,875)	544,875
Other affiliated issuers (cost $355,458)	287,561

Total Investment in Securities (cost $24,023,600)		$54,199,049
Restricted cash		1,247
Foreign currency held at value (cost $43)		43
Receivable for investments sold		171,635
Receivable for fund shares sold		31,221
Dividends receivable		9,064
Interest receivable		838
Distributions receivable from Fidelity Central Funds		386
Prepaid expenses		39
Other receivables		851
Total assets		54,414,373
Liabilities
Payable for investments purchased	$188,651
Payable for fund shares redeemed	32,629
Accrued management fee	15,023
Other affiliated payables	5,611
Other payables and accrued expenses	20,095
Collateral on securities loaned	470,432
Total Liabilities		732,441
Net Assets		$53,681,932
Net Assets consist of:
Paid in capital		$22,793,332
Total accumulated earnings (loss)		30,888,600
Net Assets		$53,681,932

Net Asset Value and Maximum Offering Price
Blue Chip Growth :
Net Asset Value, offering price and redemption price per share ($49,127,086 ÷ 275,454 shares)		$178.35
Class K :
Net Asset Value, offering price and redemption price per share ($4,554,846 ÷ 25,398 shares)		$179.34
Consolidated Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends (including $2,466 earned from affiliated issuers)		$113,761
Interest		691
Income from Fidelity Central Funds (including $670 from security lending)		1,808
Total Income		116,260
Expenses
Management fee
Basic fee	$127,438
Performance adjustment	(39,709)
Transfer agent fees	30,293
Accounting fees	1,123
Custodian fees and expenses	233
Independent trustees' fees and expenses	138
Registration fees	238
Audit	97
Legal	70
Interest	140
Miscellaneous	(48)
Total expenses before reductions	120,013
Expense reductions	(2,109)
Total expenses after reductions		117,904
Net Investment income (loss)		(1,644)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,857)	914,355
Redemptions in-kind	116,160
Affiliated issuers	(5,950)
Foreign currency transactions	33
Total net realized gain (loss)		1,024,598
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of decrease in deferred foreign taxes of $263)	3,344,603
Affiliated issuers	210,122
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		3,554,721
Net gain (loss)		4,579,319
Net increase (decrease) in net assets resulting from operations		$4,577,675
Consolidated Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,644)	$(37,165)
Net realized gain (loss)	1,024,598	817,436
Change in net unrealized appreciation (depreciation)	3,554,721	8,879,299
Net increase (decrease) in net assets resulting from operations	4,577,675	9,659,570
Distributions to shareholders	(486,357)	(195,822)

Share transactions - net increase (decrease)	(154,278)	(825,802)
Total increase (decrease) in net assets	3,937,040	8,637,946

Net Assets
Beginning of period	49,744,892	41,106,946
End of period	$53,681,932	$49,744,892

Consolidated Financial Highlights
Fidelity® Blue Chip Growth Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$164.62	$132.94	$187.79	$138.12	$103.05	$99.75
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.13)	(.50)	(.73)	(.17)	(.04)
Net realized and unrealized gain (loss)	15.36	32.45	(38.32)	60.84	39.23	8.65
Total from investment operations	15.35	32.32	(38.82)	60.11	39.06	8.61
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	(1.62)	(.64)	(16.03)	(10.44)	(3.99)	(5.20)
Total distributions	(1.62)	(.64)	(16.03)	(10.44)	(3.99)	(5.31)
Net asset value, end of period	$178.35	$164.62	$132.94	$187.79	$138.12	$103.05
Total Return C,D	9.42%	24.43%	(22.85)%	45.70%	39.45%	9.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G,H	.69%	.76%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.49% G,H	.68%	.76%	.79%	.79%	.80%
Expenses net of all reductions	.49% G,H	.68%	.76%	.78%	.78%	.80%
Net investment income (loss)	(.01)% G,H	(.10)%	(.31)%	(.44)%	(.16)%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$49,127	$45,272	$36,726	$48,318	$31,023	$23,023
Portfolio turnover rate I	17% H,J	19% J	34% J	41% J	49% J	45% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Blue Chip Growth Fund Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$165.45	$133.48	$188.45	$138.50	$103.24	$99.92
Income from Investment Operations
Net investment income (loss) A,B	.06	(.01)	(.37)	(.60)	(.08)	.05
Net realized and unrealized gain (loss)	15.45	32.62	(38.45)	61.04	39.33	8.66
Total from investment operations	15.51	32.61	(38.82)	60.44	39.25	8.71
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	(1.62)	(.64)	(16.15)	(10.49)	(3.99)	(5.20)
Total distributions	(1.62)	(.64)	(16.15)	(10.49)	(3.99)	(5.39)
Net asset value, end of period	$179.34	$165.45	$133.48	$188.45	$138.50	$103.24
Total Return C,D	9.47%	24.55%	(22.78)%	45.83%	39.57%	9.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41% G,H	.59%	.68%	.71%	.70%	.70%
Expenses net of fee waivers, if any	.40% G,H	.59%	.68%	.71%	.69%	.70%
Expenses net of all reductions	.40% G,H	.59%	.68%	.70%	.69%	.70%
Net investment income (loss)	.08% G,H	(.01)%	(.23)%	(.36)%	(.07)%	.05%
Supplemental Data
Net assets, end of period (in millions)	$4,555	$4,473	$4,380	$8,635	$6,625	$5,316
Portfolio turnover rate I	17% G,J	19% J	34% J	41% J	49% J	45% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Consolidated Financial Statements (Unaudited) For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Equities	$1,461,930	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 18.5 / 13.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.0 - 30.8 / 6.8	Increase
		Market approach	Transaction price	$1.11 - $215.03 / $39.42	Increase
			Discount rate	5.0% - 55.0% / 27.9%	Decrease
			Premium rate	20.0% - 45.0% / 27.4%	Increase
		Recovery value	Recovery value	$0.00 - $0.10 / $0.01	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	27.8%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.0% - 4.4% / 4.2%	Increase
			Volatility	50.0% - 100.0% / 73.1%	Increase
			Term	1.9 - 5.0 / 3.5	Increase
		Book value	Book value multiple	1.8	Increase
Corporate Bonds	$31,418	Market comparable	Discount rate	29.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Discounted cash flow	Discount rate	3.5%	Decrease
		Black scholes	Discount rate	4.8%	Increase
			Volatility	75.0%	Increase
			Term	1.2	Increase
Preferred Securities	$5,694.00	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	27.1% - 35.4% / 28.5%	Decrease
			Probability rate	10.0% - 60.0% / 35.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.2% - 4.4% / 4.3%	Increase
			Volatility	60.0% - 100.0% / 70.4%	Increase
			Term	1.9 - 3.0 / 2.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Blue Chip Growth Fund	$850

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,219,897
Gross unrealized depreciation	(2,087,229)
Net unrealized appreciation (depreciation)	$30,132,668
Tax cost	$24,066,381

The Fund elected to defer to its next fiscal year approximately $33,470 of ordinary losses recognized during the period January 1, 2023 to July 31, 2023.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth Fund	63,616.12

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth Fund	4,253,060	4,779,831

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Blue Chip Growth Fund	944	116,160	157,015	Blue Chip Growth, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Blue Chip Growth Fund	4,731	290,079	606,525	Blue Chip Growth, Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Blue Chip Growth	.1305

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Blue Chip Growth	$29,396.13
Class K	897.04
	$30,293

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Blue Chip Growth Fund	.0045

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Blue Chip Growth Fund	-A

A Amount represents less than .005%
Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Blue Chip Growth	.63
Class K	.54

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Blue Chip Growth	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of the Blue Chip Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth Fund	$74

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	Borrower	$14,838	5.57%	$140

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth Fund	279,618	223,504	35,356
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Blue Chip Growth Fund	$38
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth Fund	$69	$165	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,107.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Blue Chip Growth Fund
Distributions to shareholders
Blue Chip Growth	$443,550	$175,348
Class K	42,807	20,474
Total	$486,357	$195,822
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Blue Chip Growth Fund
Blue Chip Growth
Shares sold	19,853	43,972	$3,268,433	$5,714,869
Reinvestment of distributions	2,484	1,237	405,114	162,230
Shares redeemed	(21,885)	(46,469)	(3,560,456)	(5,985,882)
Net increase (decrease)	452	(1,260)	$113,091	$(108,783)
Class K
Shares sold	2,613	5,674	$428,136	$755,595
Reinvestment of distributions	261	155	42,795	20,474
Shares redeemed	(4,509)	(11,614)	(738,300)	(1,493,088)
Net increase (decrease)	(1,635)	(5,785)	$(267,369)	$(717,019)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Blue Chip Growth Fund
Fidelity® Blue Chip Growth Fund **	.49%
Actual		$ 1,000	$ 1,094.20	$ 2.58
Hypothetical-B		$ 1,000	$ 1,022.67	$ 2.49
Class K **	.40%
Actual		$ 1,000	$ 1,094.70	$ 2.11
Hypothetical-B		$ 1,000	$ 1,023.13	$ 2.03

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Blue Chip Growth Fund
Fidelity® Blue Chip Growth Fund	.46%
Actual		$ 2.42
Hypothetical- B		$ 2.34
Class K	.37%
Actual		$ 1.95
Hypothetical- B		$ 1.88

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700126.127
BCF-SANN-0324
Fidelity® Blue Chip Growth K6 Fund

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

NVIDIA Corp.	9.5
Apple, Inc.	6.2
Microsoft Corp.	6.1
Amazon.com, Inc.	5.5
Meta Platforms, Inc. Class A	5.4
Alphabet, Inc. Class A	4.8
Marvell Technology, Inc.	2.9
Eli Lilly & Co.	2.5
Netflix, Inc.	2.2
Uber Technologies, Inc.	2.2
47.3

Market Sectors (% of Fund's net assets)

Information Technology	34.6
Consumer Discretionary	17.9
Communication Services	15.3
Health Care	9.6
Industrials	5.2
Consumer Staples	3.6
Financials	2.8
Energy	1.6
Materials	0.3
Real Estate	0.2
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Futures - 6.7%

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 90.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd. (a)	836,200	2,233,251
Entertainment - 2.9%
Netflix, Inc. (a)	505,674	285,255,760
Roblox Corp. (a)	203,855	7,911,613
Roku, Inc. Class A (a)	91,441	8,052,294
Sea Ltd. ADR (a)	867,333	33,080,081
Sphere Entertainment Co. (a)(b)	79,135	2,799,796
Take-Two Interactive Software, Inc. (a)	53,644	8,847,505
The Walt Disney Co.	141,538	13,594,725
TKO Group Holdings, Inc.	37,800	3,163,482
Universal Music Group NV	370,821	10,930,962
		373,636,218
Interactive Media & Services - 12.1%
Alphabet, Inc. Class A (a)	4,379,785	613,607,879
Epic Games, Inc. (a)(c)(d)	607	374,300
JOYY, Inc. ADR	2,197	67,360
Meta Platforms, Inc. Class A	1,764,495	688,400,079
Pinterest, Inc. Class A (a)	65,124	2,440,196
Snap, Inc. Class A (a)	15,145,253	240,658,070
		1,545,547,884
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	113,931	18,369,095
TOTAL COMMUNICATION SERVICES		1,939,786,448
CONSUMER DISCRETIONARY - 17.9%
Automobiles - 1.3%
Neutron Holdings, Inc. (a)(c)(d)	491,550	17,401
Rad Power Bikes, Inc. (a)(c)(d)	101,681	38,639
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	110,642	229,029
Rivian Automotive, Inc. (a)(b)	1,599,757	24,492,280
Tesla, Inc. (a)	727,464	136,246,733
		161,024,082
Broadline Retail - 6.2%
Alibaba Group Holding Ltd. sponsored ADR	358,941	25,904,772
Amazon.com, Inc. (a)	4,510,914	700,093,853
Dollarama, Inc.	35,832	2,629,732
Kohl's Corp. (b)	266,946	6,876,529
Ollie's Bargain Outlet Holdings, Inc. (a)	143,579	10,327,637
PDD Holdings, Inc. ADR (a)	386,557	49,042,487
		794,875,010
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	149,760	11,480,602
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (a)	568,224	81,903,807
Caesars Entertainment, Inc. (a)	561,142	24,617,300
Chipotle Mexican Grill, Inc. (a)	20,690	49,837,451
Deliveroo PLC Class A (a)(e)	1,094,621	1,629,976
Doordash, Inc. (a)	18,100	1,886,020
Draftkings Holdings, Inc. (a)	370,019	14,449,242
Flutter Entertainment PLC (a)	46,300	9,555,385
Las Vegas Sands Corp.	67,030	3,279,108
Light & Wonder, Inc. Class A (a)	63,379	5,094,404
Marriott International, Inc. Class A	98,422	23,594,706
McDonald's Corp.	167,446	49,014,793
Penn Entertainment, Inc. (a)	837,929	18,895,299
Planet Fitness, Inc. (a)	45,400	3,076,304
Restaurant Brands International, Inc.	72,543	5,662,827
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	1,448	14
Stage 2 rights (a)(d)	1,447	0
Stage 3 rights (a)(d)	1,447	0
Stage 4 rights (a)(d)	1,447	0
Stage 5:
rights (a)(d)	1,447	0
rights (a)(d)	1,447	0
Starbucks Corp.	586,057	54,520,883
Sweetgreen, Inc. Class A (a)	1,524,750	16,284,330
Yum! Brands, Inc.	19,062	2,468,338
		365,770,187
Household Durables - 0.1%
SharkNinja Hong Kong Co. Ltd.	190,033	8,878,342
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A (a)	581,740	59,279,306
American Eagle Outfitters, Inc.	2,467,787	48,911,538
Aritzia, Inc. (a)	319,915	7,783,420
Dick's Sporting Goods, Inc.	156,532	23,334,225
Fanatics, Inc. Class A (a)(c)(d)	225,366	16,677,084
Fast Retailing Co. Ltd.	3,528	941,895
Five Below, Inc. (a)	178,126	31,966,492
Foot Locker, Inc.	77,816	2,191,299
Gap, Inc.	259,284	4,846,018
JD Sports Fashion PLC	429,800	637,554
Lowe's Companies, Inc.	567,032	120,687,091
RH (a)	198,257	50,254,184
TJX Companies, Inc.	912,434	86,599,111
Victoria's Secret & Co. (a)	191,338	4,984,355
Warby Parker, Inc. (a)	1,135,155	14,473,226
Wayfair LLC Class A (a)	261,335	13,132,084
Williams-Sonoma, Inc.	17,366	3,358,411
		490,057,293
Textiles, Apparel & Luxury Goods - 3.5%
Compagnie Financiere Richemont SA Series A	40,289	5,984,310
Crocs, Inc. (a)	246,383	25,002,947
Deckers Outdoor Corp. (a)	148,458	111,897,248
Hermes International SCA	4,075	8,621,862
lululemon athletica, Inc. (a)	264,857	120,197,404
LVMH Moet Hennessy Louis Vuitton SE	34,579	28,771,767
NIKE, Inc. Class B	847,734	86,070,433
On Holding AG (a)	465,454	12,362,458
PVH Corp.	354,545	42,637,582
Ralph Lauren Corp.	27,481	3,948,195
		445,494,206
TOTAL CONSUMER DISCRETIONARY		2,277,579,722
CONSUMER STAPLES - 3.6%
Beverages - 0.7%
Celsius Holdings, Inc. (a)(b)	1,141,194	56,945,581
Constellation Brands, Inc. Class A (sub. vtg.)	9,339	2,288,802
PepsiCo, Inc.	214,141	36,089,183
		95,323,566
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	110,602	76,855,118
Dollar Tree, Inc. (a)	219,106	28,619,626
Maplebear, Inc.:
(NASDAQ) (b)	22,784	557,524
(unlisted) (l)	40,269	936,113
Target Corp.	194,555	27,058,709
Walmart, Inc.	483,625	79,919,031
		213,946,121
Food Products - 0.4%
Bowery Farming, Inc. warrants (a)(c)(d)	30,501	125,969
Lamb Weston Holdings, Inc.	148,331	15,195,028
Patanjali Foods Ltd.	219,400	4,195,003
The Hershey Co.	129,431	25,050,076
The Real Good Food Co. LLC:
Class B (a)(d)	139,521	1
Class B unit (a)(e)	139,521	161,844
The Real Good Food Co., Inc. (a)	52,634	61,055
Tyson Foods, Inc. Class A	117,044	6,409,329
		51,198,305
Household Products - 0.4%
Procter & Gamble Co.	322,880	50,737,363
The Clorox Co.	12,334	1,791,514
		52,528,877
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	119,559	15,780,592
Kenvue, Inc.	679,185	14,099,881
Oddity Tech Ltd. (b)	45,012	1,858,996
Oddity Tech Ltd. (e)	42,893	1,771,481
		33,510,950
Tobacco - 0.1%
JUUL Labs, Inc. Class A (a)(c)(d)	23,134	24,753
Philip Morris International, Inc.	127,900	11,619,715
		11,644,468
TOTAL CONSUMER STAPLES		458,152,287
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Secure Energy Services, Inc.	360,107	2,761,503
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp.	172,847	8,252,482
Cheniere Energy, Inc.	46,957	7,700,478
Diamondback Energy, Inc.	203,791	31,330,828
EOG Resources, Inc.	346,451	39,422,659
Exxon Mobil Corp.	275,792	28,354,176
Hess Corp.	180,118	25,311,983
Northern Oil & Gas, Inc.	64,140	2,148,690
Occidental Petroleum Corp.	393,894	22,676,478
Reliance Industries Ltd.	747,491	25,670,112
Reliance Industries Ltd. GDR (e)	40,141	2,785,785
		193,653,671
TOTAL ENERGY		196,415,174
FINANCIALS - 2.7%
Banks - 0.1%
Citigroup, Inc.	173,700	9,756,729
HDFC Bank Ltd.	109,468	1,924,259
		11,680,988
Capital Markets - 0.1%
Coinbase Global, Inc. (a)(b)	30,229	3,875,358
Goldman Sachs Group, Inc.	16,700	6,412,967
Morgan Stanley	73,900	6,447,036
		16,735,361
Consumer Finance - 0.3%
American Express Co.	208,793	41,913,107
Financial Services - 1.9%
Ant International Co. Ltd. Class C (c)(d)	201,988	365,598
Berkshire Hathaway, Inc. Class B (a)	8,036	3,083,735
Block, Inc. Class A (a)	465,118	30,237,321
Jio Financial Services Ltd.	747,491	2,230,829
MasterCard, Inc. Class A	364,928	163,936,605
Visa, Inc. Class A	169,676	46,365,664
		246,219,752
Insurance - 0.3%
Progressive Corp.	160,400	28,591,300
The Travelers Companies, Inc.	6,300	1,331,568
		29,922,868
TOTAL FINANCIALS		346,472,076
HEALTH CARE - 9.6%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	146,692	25,364,514
Amgen, Inc.	65,630	20,624,884
Apogee Therapeutics, Inc.	54,838	1,837,073
Ascendis Pharma A/S sponsored ADR (a)	72,625	9,436,166
Cibus, Inc. (a)	30,295	507,441
Gilead Sciences, Inc.	202,945	15,882,476
Legend Biotech Corp. ADR (a)	21,800	1,200,308
Moderna, Inc. (a)	18,319	1,851,135
Moonlake Immunotherapeutics (a)	74,930	4,187,088
Regeneron Pharmaceuticals, Inc. (a)	117,101	110,400,481
Vertex Pharmaceuticals, Inc. (a)	74,552	32,309,346
Viking Therapeutics, Inc. (a)	89,195	2,153,167
		225,754,079
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Series A1 (a)(c)(d)	5,757	273,515
Boston Scientific Corp. (a)	897,132	56,752,570
DexCom, Inc. (a)	502,809	61,015,872
Glaukos Corp. (a)	24,767	2,205,006
Inspire Medical Systems, Inc. (a)	40,779	8,599,068
Insulet Corp. (a)	67,854	12,951,293
Intuitive Surgical, Inc. (a)	10,200	3,857,844
RxSight, Inc. (a)	16,410	746,819
Shockwave Medical, Inc. (a)	21,794	4,930,893
Stryker Corp.	72,587	24,351,487
TransMedics Group, Inc. (a)	19,265	1,652,359
		177,336,726
Health Care Providers & Services - 2.2%
Alignment Healthcare, Inc. (a)	156,856	1,050,935
Guardant Health, Inc. (a)	388,132	8,511,735
Humana, Inc.	66,764	25,240,798
McKesson Corp.	4,573	2,285,997
Surgery Partners, Inc. (a)	105,505	3,237,948
UnitedHealth Group, Inc.	468,687	239,845,885
		280,173,298
Health Care Technology - 0.0%
MultiPlan Corp. warrants (a)(c)	13,856	1
Life Sciences Tools & Services - 0.5%
Danaher Corp.	168,839	40,506,164
Thermo Fisher Scientific, Inc.	27,960	15,069,881
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	62,379	3,535,018
		59,111,063
Pharmaceuticals - 3.7%
Catalent, Inc. (a)	24,600	1,270,344
Eli Lilly & Co.	492,919	318,233,436
Novo Nordisk A/S:
Series B	50,510	5,773,518
Series B sponsored ADR	560,875	64,354,798
Pharvaris BV (a)	40,763	1,218,814
Roche Holding AG (participation certificate)	8,747	2,490,414
Zoetis, Inc. Class A	424,347	79,696,610
		473,037,934
TOTAL HEALTH CARE		1,215,413,101
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.1%
ABL Space Systems warrants 12/14/30 (a)(c)(d)	7,180	110,716
Airbus Group NV	49,074	7,816,796
BAE Systems PLC	82,679	1,233,250
Howmet Aerospace, Inc.	223,660	12,583,112
L3Harris Technologies, Inc.	23,788	4,957,895
Northrop Grumman Corp.	12,530	5,597,903
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	201,490	19,544,530
Class C (a)(c)(d)	70,540	6,842,380
Spirit AeroSystems Holdings, Inc. Class A (a)	89,791	2,465,661
The Boeing Co. (a)	286,313	60,423,496
TransDigm Group, Inc.	16,159	17,656,616
		139,232,355
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (a)	271,900	1,473,824
FedEx Corp.	103,411	24,952,040
		26,425,864
Commercial Services & Supplies - 0.0%
ACV Auctions, Inc. Class A (a)	409,589	5,312,369
Construction & Engineering - 0.0%
Comfort Systems U.S.A., Inc.	6,000	1,304,820
EMCOR Group, Inc.	5,700	1,300,227
		2,605,047
Electrical Equipment - 0.2%
Eaton Corp. PLC	78,172	19,236,566
Generac Holdings, Inc. (a)	13,419	1,525,338
		20,761,904
Ground Transportation - 2.7%
Bird Global, Inc. (a)(c)	8,055	452
Bird Global, Inc.:
Stage 1 rights (a)(d)	1,029	0
Stage 2 rights (a)(d)	1,029	0
Stage 3 rights (a)(d)	1,029	0
Canadian Pacific Kansas City Ltd.	24,477	1,969,664
Lyft, Inc. (a)	4,379,455	54,699,393
Uber Technologies, Inc. (a)	4,306,362	281,076,248
		337,745,757
Industrial Conglomerates - 0.3%
General Electric Co.	266,923	35,345,944
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	87,503	3,135,232
Delta Air Lines, Inc.	30,600	1,197,684
Southwest Airlines Co.	163,172	4,877,211
		9,210,127
Trading Companies & Distributors - 0.2%
Ferguson PLC	12,664	2,379,059
FTAI Aviation Ltd.	446,488	24,088,028
Xometry, Inc. (a)(b)	62,833	2,021,966
ZKH Group Ltd. (A Shares) (l)	3,320,935	1,456,861
		29,945,914
TOTAL INDUSTRIALS		606,585,281
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	46,045	11,910,921
IT Services - 0.6%
MongoDB, Inc. Class A (a)	57,605	23,071,955
Okta, Inc. (a)	445,969	36,859,338
Shopify, Inc. Class A (a)	80,064	6,409,527
Snowflake, Inc. (a)	42,909	8,394,717
X Holdings Corp. Class A (c)(d)	24,710	703,741
		75,439,278
Semiconductors & Semiconductor Equipment - 16.7%
Advanced Micro Devices, Inc. (a)	356,079	59,710,888
ASML Holding NV (depository receipt)	16,663	14,493,811
Broadcom, Inc.	4,869	5,745,420
GaN Systems, Inc. (d)	336,825	33,909
GaN Systems, Inc. (d)	336,825	3
GlobalFoundries, Inc. (a)	1,266,001	69,604,735
Impinj, Inc. (a)	53,648	5,202,783
Marvell Technology, Inc.	5,473,873	370,581,202
Micron Technology, Inc.	85,700	7,348,775
Monolithic Power Systems, Inc.	50,660	30,533,795
NVIDIA Corp.	1,962,963	1,207,752,238
NXP Semiconductors NV	856,451	180,342,887
ON Semiconductor Corp. (a)	1,089,461	77,493,361
Qualcomm, Inc.	12,500	1,856,375
Synaptics, Inc. (a)	12,590	1,344,738
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	639,741	72,265,143
Teradyne, Inc.	277,717	26,824,685
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	14,367	26,004
		2,131,160,752
Software - 10.5%
Adobe, Inc. (a)	222,583	137,507,326
Bill Holdings, Inc. (a)	162,056	12,648,471
Cadence Design Systems, Inc. (a)	4,046	1,167,109
CoreWeave, Inc. (c)(d)	30,838	9,555,463
Datadog, Inc. Class A (a)	140,552	17,490,291
HubSpot, Inc. (a)	77,078	47,094,658
Intuit, Inc.	122,830	77,546,264
Microsoft Corp.	1,940,189	771,380,343
Oracle Corp.	289,696	32,359,043
Palo Alto Networks, Inc. (a)	43,053	14,573,871
Pine Labs Private Ltd. (a)(c)(d)	1,109	388,316
Salesforce, Inc. (a)	484,133	136,084,945
ServiceNow, Inc. (a)	83,312	63,767,005
Stripe, Inc. Class B (a)(c)(d)	19,200	470,784
Zoom Video Communications, Inc. Class A (a)	232,218	15,003,605
		1,337,037,494
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	4,295,637	792,115,463
Dell Technologies, Inc.	255,109	21,143,434
		813,258,897
TOTAL INFORMATION TECHNOLOGY		4,368,807,342
MATERIALS - 0.3%
Chemicals - 0.0%
Linde PLC	14,532	5,882,990
Metals & Mining - 0.3%
ATI, Inc. (a)	112,625	4,602,984
Carpenter Technology Corp.	101,896	6,275,775
Freeport-McMoRan, Inc.	595,071	23,618,368
		34,497,127
TOTAL MATERIALS		40,380,117
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Digital Realty Trust, Inc.	18,100	2,542,326
Prologis, Inc.	8,100	1,026,189
Welltower, Inc.	164,315	14,214,891
		17,783,406
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	166,271	9,450,844
TOTAL REAL ESTATE		27,234,250
TOTAL COMMON STOCKS (Cost $7,251,405,832)		11,476,825,798

Preferred Stocks - 0.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	31,950	7,065,104
Reddit, Inc.:
Series E(a)(c)(d)	4,835	156,509
Series F(a)(c)(d)	51,156	1,655,920
		8,877,533
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	13,256	5,037
Series C(a)(c)(d)	52,162	33,905
Series D(a)(c)(d)	102,800	96,632
		135,574
Broadline Retail - 0.0%
Meesho Series F (a)(c)(d)	63,600	3,241,056

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	700	193,536

TOTAL CONSUMER DISCRETIONARY		3,570,166

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(c)(d)	18,300	839,604
Series H(a)(c)(d)	11,467	663,825
		1,503,429
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	68,700	1
Bowery Farming, Inc.:
Series C1(a)(c)(d)	17,874	142,277
Series D1(c)(d)	30,501	162,570
		304,848
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	12,508	13,384

TOTAL CONSUMER STAPLES		1,821,661

FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	85,300	1,088,496
Tenstorrent Holdings, Inc. Series C1 (c)(d)	16,673	973,370
		2,061,866
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	16,970	806,245

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
ABL Space Systems:
Series B(a)(c)(d)	29,724	870,319
Series B2(a)(c)(d)	17,155	546,558
Series C1(c)(d)	9,574	238,776
Relativity Space, Inc. Series E (a)(c)(d)	276,014	5,903,939
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	4,374	4,242,780
Series J(c)(d)	29,526	28,640,220
Series N(a)(c)(d)	8,141	7,896,770
		48,339,362
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	11,104	1,063,541

TOTAL INDUSTRIALS		49,402,903

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d)	92,760	925,745
Enevate Corp. Series E (a)(c)(d)	1,325,513	1,113,431
Menlo Micro, Inc. Series C (a)(c)(d)	560,500	392,350
		2,431,526
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(c)(d)	55,991	416,573

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(c)(d)	47,598	910,074
Astera Labs, Inc.:
Series A(a)(c)(d)	84,721	903,973
Series B(a)(c)(d)	14,425	153,915
Series C(a)(c)(d)	180,900	1,930,203
Series D(a)(c)(d)	330,609	3,527,598
Retym, Inc. Series C (c)(d)	154,149	1,293,310
SiMa.ai:
Series B(a)(c)(d)	313,000	2,140,920
Series B1(a)(c)(d)	20,966	163,954
Xsight Labs Ltd.:
Series D(a)(c)(d)	130,900	672,826
Series D1(c)(d)	47,890	356,781
		12,053,554
Software - 0.2%
Algolia, Inc. Series D (a)(c)(d)	30,436	493,672
Bolt Technology OU Series E (a)(c)(d)	20,165	2,289,283
Databricks, Inc.:
Series G(a)(c)(d)	48,000	3,692,160
Series H(a)(c)(d)	31,572	2,428,518
Series I(c)(d)	1,359	104,534
Moloco, Inc. Series A (c)(d)	20,180	1,032,812
Mountain Digital, Inc. Series D (a)(c)(d)	62,139	971,854
Skyryse, Inc. Series B (a)(c)(d)	67,400	1,618,948
Stripe, Inc.:
Series H(a)(c)(d)	8,086	198,269
Series I(c)(d)	124,536	3,053,623
		15,883,673
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(c)(d)	70,909	1,550,071
Series C2(c)(d)	11,138	289,477
		1,839,548
TOTAL INFORMATION TECHNOLOGY		32,624,874

MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	249,802	6,255,042

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(c)(d)	37,990	1,511,242
Series D(c)(d)	10,886	433,045
		1,944,287
TOTAL CONVERTIBLE PREFERRED STOCKS		107,364,577
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(d)	3,178,083	112,504
Series 1D(a)(c)(d)	5,904,173	209,008
Waymo LLC Series A2 (a)(c)(d)	7,817	409,142
		730,654
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(c)(d)	137,547	3,248,860

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	78,911	1,010,061

Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	2,652	928,598
Series A(a)(c)(d)	663	232,149
Series B(a)(c)(d)	721	252,458
Series B2(a)(c)(d)	583	204,137
Series C(a)(c)(d)	1,085	379,913
Series C1(a)(c)(d)	228	79,834
Series D(a)(c)(d)	244	85,437
		2,162,526
TOTAL INFORMATION TECHNOLOGY		3,172,587

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,152,101
TOTAL PREFERRED STOCKS (Cost $120,489,215)		114,516,678

Corporate Bonds - 0.0%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(c)(d)	237,400	352,586
4% 6/12/27(c)(d)	64,200	95,350
5.5% 10/29/26(c)(d)(h)	2,636,069	2,716,733
		3,164,669
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	278,448	278,810

TOTAL CORPORATE BONDS (Cost $3,216,117)		3,443,479

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	110,642	196,276
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(d)	509,145	546,542
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(i)	68,928	72,075
TOTAL PREFERRED SECURITIES (Cost $688,715)		814,893

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	1,126,090,702	1,126,315,920
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	97,818,765	97,828,547
TOTAL MONEY MARKET FUNDS (Cost $1,224,144,467)		1,224,144,467

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $8,599,944,346)	12,819,745,315
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(90,034,001)
NET ASSETS - 100.0%	12,729,711,314

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,655	Mar 2024	570,718,475	30,813,551	30,813,551
CME Micro E-mini S&P 500 Index Contracts (United States)	1,181	Mar 2024	287,603,025	12,428,883	12,428,883

TOTAL FUTURES CONTRACTS					43,242,434
The notional amount of futures purchased as a percentage of Net Assets is 6.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $178,078,743 or 1.4% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,349,086 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $2,392,974 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems warrants 12/14/30	12/14/23	0

ABL Space Systems Series B	3/24/21	1,338,638

ABL Space Systems Series B2	10/22/21	1,166,473

ABL Space Systems Series C1	12/14/23	313,081

AgBiome LLC Series C	6/29/18	435,125

Akeana Series C	1/23/24	1,088,496

Algolia, Inc. Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Ant International Co. Ltd. Class C	5/16/18	769,853

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	278,448

Astera Labs, Inc. Series A	5/17/22	861,570

Astera Labs, Inc. Series B	5/17/22	146,695

Astera Labs, Inc. Series C	8/24/21	608,150

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	3,362,128

Beta Technologies, Inc. Series A	4/09/21	813,590

Bird Global, Inc.	5/11/21	2,013,670

Blink Health LLC Series A1	12/30/20	155,957

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming, Inc. Series C1	5/18/21	1,076,896

Bowery Farming, Inc. Series D1	10/25/23	288,183

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	3,500,895

CelLink Corp. Series D	1/20/22	1,931,625

Circle Internet Financial Ltd. Series E	5/11/21	2,232,400

CoreWeave, Inc.	11/29/23	9,555,463

Databricks, Inc. Series G	2/01/21	2,837,886

Databricks, Inc. Series H	8/31/21	2,320,041

Databricks, Inc. Series I	9/14/23	99,887

Diamond Foundry, Inc. Series C	3/15/21	5,995,248

Discord, Inc. Series I	9/15/21	385,437

Enevate Corp. Series E	1/29/21	1,469,576

Enevate Corp. 6%	11/02/23	68,928

Epic Games, Inc.	7/30/20	349,025

Fanatics, Inc. Class A	8/13/20 - 10/24/22	10,009,624

GoBrands, Inc. Series G	3/02/21	4,569,827

GoBrands, Inc. Series H	7/22/21	4,454,821

Gupshup, Inc.	6/08/21	1,804,316

JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	645,585

JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963

Lightmatter, Inc. Series C	5/19/23	1,166,935

Lightmatter, Inc. Series C2	12/18/23	289,608

Meesho Series F	9/21/21	4,876,358

Menlo Micro, Inc. Series C	2/09/22	742,943

Moloco, Inc. Series A	6/26/23	1,210,800

Mountain Digital, Inc. Series D	11/05/21	1,427,041

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	4,916

Neutron Holdings, Inc. Series 1C	7/03/18	581,081

Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	2,636,069

Pine Labs Private Ltd.	6/30/21	413,502

Pine Labs Private Ltd. Series 1	6/30/21	988,825

Pine Labs Private Ltd. Series A	6/30/21	247,206

Pine Labs Private Ltd. Series B	6/30/21	268,832

Pine Labs Private Ltd. Series B2	6/30/21	217,377

Pine Labs Private Ltd. Series C	6/30/21	404,553

Pine Labs Private Ltd. Series C1	6/30/21	85,012

Pine Labs Private Ltd. Series D	6/30/21	90,978

Rad Power Bikes, Inc.	1/21/21	490,493

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	63,945

Rad Power Bikes, Inc. Series C	1/21/21	251,621

Rad Power Bikes, Inc. Series D	9/17/21	985,215

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	110,642

Reddit, Inc. Series E	5/18/21	205,363

Reddit, Inc. Series F	8/11/21	3,161,154

Redwood Materials Series C	5/28/21	1,800,858

Redwood Materials Series D	6/02/23	519,653

Relativity Space, Inc. Series E	5/27/21	6,302,807

Retym, Inc. Series C	5/17/23 - 6/20/23	1,199,557

SiMa.ai Series B	5/10/21	1,604,876

SiMa.ai Series B1	4/25/22	148,668

Skyryse, Inc. Series B	10/21/21	1,663,430

Space Exploration Technologies Corp. Class A	2/16/21 - 12/15/22	14,140,734

Space Exploration Technologies Corp. Class C	12/15/22	5,431,580

Space Exploration Technologies Corp. Series G	9/07/23	3,542,940

Space Exploration Technologies Corp. Series J	9/07/23	23,916,060

Space Exploration Technologies Corp. Series N	8/04/20	2,198,070

Stripe, Inc. Class B	5/18/21	770,465

Stripe, Inc. Series H	3/15/21	324,451

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,507,425

Tenstorrent Holdings, Inc. Series C1	4/23/21	991,307

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	509,145

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,585,288

Waymo LLC Series A2	5/08/20	671,224

X Holdings Corp. Class A	10/25/22	2,471,000

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	1,046,676

Xsight Labs Ltd. Series D1	1/11/24	382,928

Yanka Industries, Inc. Series F	4/08/21	1,784,814

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	665,660,945	1,968,991,407	1,508,336,432	25,078,768	-	-	1,126,315,920	2.2%
Fidelity Securities Lending Cash Central Fund 5.39%	161,527,112	282,044,430	345,742,995	122,609	-	-	97,828,547	0.4%
Total	827,188,057	2,251,035,837	1,854,079,427	25,201,377	-	-	1,224,144,467

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,948,663,981	1,926,247,935	13,164,213	9,251,833
Consumer Discretionary	2,281,880,542	2,224,919,583	35,697,972	21,262,987
Consumer Staples	459,973,948	452,870,448	5,131,116	1,972,384
Energy	196,415,174	170,745,062	25,670,112	-
Financials	351,782,802	341,951,390	4,155,088	5,676,324
Health Care	1,216,219,346	1,203,340,635	8,263,933	4,614,778
Industrials	655,988,184	569,340,174	10,747,481	75,900,529
Information Technology	4,404,604,803	4,357,629,122	-	46,975,681
Materials	46,635,159	40,380,117	-	6,255,042
Real Estate	27,234,250	27,234,250	-	-
Utilities	1,944,287	-	-	1,944,287

Corporate Bonds	3,443,479	-	-	3,443,479

Preferred Securities	814,893	-	-	814,893

Money Market Funds	1,224,144,467	1,224,144,467	-	-
Total Investments in Securities:	12,819,745,315	12,538,803,183	102,829,915	178,112,217
Derivative Instruments: Assets
Futures Contracts	43,242,434	43,242,434	-	-
Total Assets	43,242,434	43,242,434	-	-
Total Derivative Instruments:	43,242,434	43,242,434	-	-

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$141,097,621
Net Realized Gain (Loss) on Investment Securities	756,607
Net Unrealized Gain (Loss) on Investment Securities	5,331,917
Cost of Purchases	40,538,825
Proceeds of Sales	(4,382,698)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(5,230,055)
Ending Balance	$178,112,217
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$6,083,789

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	43,242,434	0
Total Equity Risk	43,242,434	0
Total Value of Derivatives	43,242,434	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,676,317) - See accompanying schedule:
Unaffiliated issuers (cost $7,375,799,879)	$11,595,600,848
Fidelity Central Funds (cost $1,224,144,467)	1,224,144,467

Total Investment in Securities (cost $8,599,944,346)		$12,819,745,315
Segregated cash with brokers for derivative instruments		43,229,300
Foreign currency held at value (cost $83)		83
Receivable for investments sold		31,371,782
Receivable for fund shares sold		15,996,520
Dividends receivable		1,920,348
Interest receivable		87,012
Distributions receivable from Fidelity Central Funds		5,273,236
Total assets		12,917,623,596
Liabilities
Payable to custodian bank	$5
Payable for investments purchased	55,085,542
Payable for fund shares redeemed	12,216,730
Accrued management fee	4,674,228
Payable for daily variation margin on futures contracts	16,214,400
Other payables and accrued expenses	1,890,102
Collateral on securities loaned	97,831,275
Total Liabilities		187,912,282
Net Assets		$12,729,711,314
Net Assets consist of:
Paid in capital		$8,759,219,147
Total accumulated earnings (loss)		3,970,492,167
Net Assets		$12,729,711,314
Net Asset Value, offering price and redemption price per share ($12,729,711,314 ÷ 461,747,004 shares)		$27.57
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$25,631,547
Interest		851,739
Income from Fidelity Central Funds (including $122,609 from security lending)		25,201,377
Total Income		51,684,663
Expenses
Management fee	$23,865,714
Independent trustees' fees and expenses	28,554
Miscellaneous	(119,249)
Total expenses before reductions	23,775,019
Expense reductions	(934)
Total expenses after reductions		23,774,085
Net Investment income (loss)		27,910,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	26,931,852
Redemptions in-kind	83,615,488
Foreign currency transactions	(9,240)
Futures contracts	29,250,523
Total net realized gain (loss)		139,788,623
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $420,998)	890,333,127
Assets and liabilities in foreign currencies	2,051
Futures contracts	26,052,754
Total change in net unrealized appreciation (depreciation)		916,387,932
Net gain (loss)		1,056,176,555
Net increase (decrease) in net assets resulting from operations		$1,084,087,133
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,910,578	$16,349,999
Net realized gain (loss)	139,788,623	(122,918,771)
Change in net unrealized appreciation (depreciation)	916,387,932	2,066,089,574
Net increase (decrease) in net assets resulting from operations	1,084,087,133	1,959,520,802
Distributions to shareholders	(28,694,920)	(7,284,411)

Share transactions
Proceeds from sales of shares	2,860,952,213	2,691,780,500
Reinvestment of distributions	28,606,069	7,274,331
Cost of shares redeemed	(1,104,151,222)	(1,583,663,662)

Net increase (decrease) in net assets resulting from share transactions	1,785,407,060	1,115,391,169
Total increase (decrease) in net assets	2,840,799,273	3,067,627,560

Net Assets
Beginning of period	9,888,912,041	6,821,284,481
End of period	$12,729,711,314	$9,888,912,041

Other Information
Shares
Sold	113,517,909	131,770,510
Issued in reinvestment of distributions	1,142,603	380,059
Redeemed	(43,493,766)	(79,361,422)
Net increase (decrease)	71,166,746	52,789,147

Consolidated Financial Highlights
Fidelity® Blue Chip Growth K6 Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.32	$20.19	$27.89	$19.32	$13.69	$12.79
Income from Investment Operations
Net investment income (loss) A,B	.07	.05	- C	(.03)	.03	.04
Net realized and unrealized gain (loss)	2.25	5.10	(5.83)	8.91	5.64	.91
Total from investment operations	2.32	5.15	(5.83)	8.88	5.67	.95
Distributions from net investment income	(.07)	(.02)	-	(.02)	(.04)	(.05)
Distributions from net realized gain	-	-	(1.87)	(.29)	- C	-
Total distributions	(.07)	(.02)	(1.87)	(.31)	(.04)	(.05)
Net asset value, end of period	$27.57	$25.32	$20.19	$27.89	$19.32	$13.69
Total Return D,E	9.19%	25.55%	(22.62)%	46.28%	41.55%	7.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H,I	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H,I	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H,I	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.53% H,I	.23%	.01%	(.10)%	.19%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$12,729,711	$9,888,912	$6,821,284	$6,455,689	$3,854,348	$2,290,237
Portfolio turnover rate J	14% I,K	24% K	37% K	44% K	49% K	51% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

 Notes to Consolidated Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$173,853,845	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 18.5 / 14.0	Increase
			Enterprise value/Revenue multiple (EV/R)	1.0 - 30.8 / 6.9	Increase
		Market approach	Transaction price	$1.11 - $91.72 / $18.71	Increase
			Discount rate	5.0% - 55.0% / 27.2%	Decrease
			Premium rate	20.0% - 45.0% / 27.4%	Increase
		Recovery value	Recovery value	$0.00 - $0.10 / $0.01	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	1.5% - 27.8% / 14.7%	Decrease
		Black scholes	Discount rate	4.0% - 4.4% / 4.1%	Increase
			Volatility	50.0% - 100.0% / 71.9%	Increase
			Term	1.9 - 5.0 / 3.6	Increase
		Book value	Book value multiple	1.8	Increase
Corporate Bonds	$3,443,479	Market comparable	Discount rate	29.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Discounted cash flow	Discount rate	3.5%	Decrease
		Black scholes	Discount rate	4.8%	Increase
			Volatility	75.0%	Increase
			Term	1.2	Increase
Preferred Securities	$814,893	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	27.1% - 35.4% / 28.1%	Decrease
			Probability rate	10.0% - 60.0% / 34.7%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.2% - 4.4% / 4.3%	Increase
			Volatility	60.0% - 100.0% / 70.2%	Increase
			Term	1.9 - 3.0 / 2.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,588,580,951
Gross unrealized depreciation	(349,473,572)
Net unrealized appreciation (depreciation)	$4,239,107,379
Tax cost	$8,623,880,370

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(400,810,722)
Long-term	(-)
Total capital loss carryforward	$(400,810,722)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth K6 Fund	3,535,018.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth K6 Fund	2,198,505,911	705,507,064

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	5,899,040	83,615,488	154,982,942

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	1,777,872	42,260,010

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	9,258,498	74,495,434	187,379,094

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	19,728,593	383,753,808
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth K6 Fund	$20,392

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth K6 Fund	163,596,375	13,883,790	(1,118,254)

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth K6 Fund	$13,028	$38,066	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $934.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Blue Chip Growth K6 Fund	.45%
Actual		$ 1,000	$ 1,091.90	$ 2.37
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884006.106
BCFK6-SANN-0324
Fidelity® Small Cap Growth K6 Fund

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

iShares Russell 2000 Growth Index ETF	3.3
Super Micro Computer, Inc.	2.0
Applied Industrial Technologies, Inc.	1.4
Eagle Materials, Inc.	1.2
Cytokinetics, Inc.	1.2
FTAI Aviation Ltd.	1.1
Fabrinet	1.0
Dynatrace, Inc.	1.0
Wix.com Ltd.	1.0
TransMedics Group, Inc.	0.9
14.1

Market Sectors (% of Fund's net assets)

Health Care	24.5
Information Technology	22.7
Industrials	20.6
Consumer Discretionary	11.7
Consumer Staples	4.2
Energy	4.1
Financials	3.9
Materials	3.0
Communication Services	1.2
Real Estate	0.7

Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.1%
Interactive Media & Services - 0.7%
Cars.com, Inc. (a)	476,209	8,300,323
Yelp, Inc. (a)	172,169	7,528,950
		15,829,273
Media - 0.4%
TechTarget, Inc. (a)	226,204	7,729,391
TOTAL COMMUNICATION SERVICES		23,558,664
CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 0.5%
Autoliv, Inc.	99,081	10,613,557
Broadline Retail - 0.3%
Savers Value Village, Inc. (b)	355,644	6,646,986
Diversified Consumer Services - 1.9%
Duolingo, Inc. (a)	24,791	4,434,862
Grand Canyon Education, Inc. (a)	80,002	10,447,461
H&R Block, Inc.	114,720	5,373,485
OneSpaWorld Holdings Ltd. (a)	464,032	6,324,756
Stride, Inc. (a)	35,521	2,129,484
Udemy, Inc. (a)	845,502	11,490,372
		40,200,420
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	266,125	11,387,489
Cava Group, Inc. (b)	135,590	6,345,612
Dutch Bros, Inc. (a)(b)	132,326	3,552,953
First Watch Restaurant Group, Inc. (a)(b)	158,895	3,409,887
GEN Restaurant Group, Inc. (b)	110,867	879,175
Kura Sushi U.S.A., Inc. Class A (a)	81,523	7,999,852
Red Rock Resorts, Inc.	145,210	7,940,083
SeaWorld Entertainment, Inc. (a)	101,577	5,017,904
		46,532,955
Household Durables - 1.9%
KB Home	183,528	10,936,434
LGI Homes, Inc. (a)	118,392	13,971,440
Lovesac (a)(b)	271,488	6,287,662
SharkNinja Hong Kong Co. Ltd.	208,103	9,722,572
		40,918,108
Leisure Products - 0.8%
Brunswick Corp.	91,102	7,350,109
Games Workshop Group PLC	41,643	5,227,282
YETI Holdings, Inc. (a)(b)	93,487	4,110,623
		16,688,014
Specialty Retail - 3.2%
American Eagle Outfitters, Inc.	487,837	9,668,929
Aritzia, Inc. (a)	524,063	12,750,270
BARK, Inc. warrants 8/29/25 (a)	146,608	5,146
Boot Barn Holdings, Inc. (a)	126,300	9,060,762
Chewy, Inc. (a)	14,047	250,318
Fanatics, Inc. Class A (a)(c)(d)	163,048	12,065,552
Murphy U.S.A., Inc.	34,939	12,316,696
Signet Jewelers Ltd. (b)	41,435	4,121,954
Valvoline, Inc. (a)	242,399	8,845,140
		69,084,767
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	89,608	9,093,420
Kontoor Brands, Inc.	164,330	9,633,025
		18,726,445
TOTAL CONSUMER DISCRETIONARY		249,411,252
CONSUMER STAPLES - 4.2%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	28,586	9,984,232
The Vita Coco Co., Inc. (a)	203,670	4,010,262
		13,994,494
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores, Inc.	8,392	2,277,253
Performance Food Group Co. (a)	255,536	18,572,356
Sprouts Farmers Market LLC (a)	264,931	13,344,574
U.S. Foods Holding Corp. (a)	257,411	11,843,480
		46,037,663
Food Products - 0.3%
Nomad Foods Ltd.	316,620	5,695,994
Personal Care Products - 1.2%
BellRing Brands, Inc. (a)	197,975	10,942,078
elf Beauty, Inc. (a)	88,797	14,165,785
		25,107,863
TOTAL CONSUMER STAPLES		90,836,014
ENERGY - 4.1%
Energy Equipment & Services - 2.9%
Cactus, Inc.	288,290	12,235,028
Championx Corp.	166,760	4,570,892
Expro Group Holdings NV (a)	349,950	6,159,120
Liberty Oilfield Services, Inc. Class A	639,400	13,293,126
TechnipFMC PLC	495,246	9,578,058
Weatherford International PLC (a)	180,566	16,169,685
		62,005,909
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp. (a)	251,538	5,619,359
Northern Oil & Gas, Inc.	387,206	12,971,401
Range Resources Corp.	234,769	6,817,692
		25,408,452
TOTAL ENERGY		87,414,361
FINANCIALS - 3.9%
Banks - 0.7%
First Interstate Bancsystem, Inc.	97,779	2,690,878
Pinnacle Financial Partners, Inc.	112,368	9,931,084
Starling Bank Ltd. Series D (a)(c)(d)	431,700	1,717,873
		14,339,835
Capital Markets - 1.3%
Houlihan Lokey	48,235	5,777,588
Lazard, Inc. Class A	143,767	5,604,038
Perella Weinberg Partners (c)	457,262	5,372,829
Perella Weinberg Partners Class A	172,384	2,025,512
StepStone Group, Inc. Class A	269,676	9,020,662
		27,800,629
Financial Services - 1.1%
Flywire Corp. (a)	382,633	8,176,867
Remitly Global, Inc. (a)	544,468	9,332,182
Walker & Dunlop, Inc.	65,215	6,299,117
		23,808,166
Insurance - 0.8%
BRP Group, Inc. (a)	426,442	9,569,358
Selective Insurance Group, Inc.	17,902	1,877,204
Stewart Information Services Corp.	88,718	5,470,352
		16,916,914
TOTAL FINANCIALS		82,865,544
HEALTH CARE - 24.2%
Biotechnology - 10.4%
Absci Corp. (a)(b)	320,326	1,268,491
Allogene Therapeutics, Inc. (a)	515,220	1,813,574
ALX Oncology Holdings, Inc. (a)	512,634	7,387,056
Annexon, Inc. (a)	488,406	2,029,327
Apogee Therapeutics, Inc. (b)	100,357	3,361,960
Arcellx, Inc. (a)	143,112	8,850,046
Arrowhead Pharmaceuticals, Inc. (a)	320,334	10,282,721
Ascendis Pharma A/S sponsored ADR (a)	60,775	7,896,496
Astria Therapeutics, Inc. (a)	270,701	3,527,234
Cargo Therapeutics, Inc.	239,798	5,277,954
Celldex Therapeutics, Inc. (a)	199,088	7,011,879
Cogent Biosciences, Inc. (a)	87,077	385,751
Crinetics Pharmaceuticals, Inc. (a)	182,843	6,670,113
Cytokinetics, Inc. (a)	316,783	24,750,256
Fusion Pharmaceuticals, Inc. (a)	618,323	7,184,913
ImmunoGen, Inc. (a)	105,693	3,098,919
Insmed, Inc. (a)	95,948	2,667,354
Janux Therapeutics, Inc. (a)(b)	235,569	2,016,471
Karuna Therapeutics, Inc. (a)	8,626	2,703,561
Keros Therapeutics, Inc. (a)	140,576	7,782,287
Legend Biotech Corp. ADR (a)	72,103	3,969,991
Madrigal Pharmaceuticals, Inc. (a)(b)	23,170	5,021,171
Merus BV (a)	69,226	2,469,984
Monte Rosa Therapeutics, Inc. (a)	227,530	1,204,771
Moonlake Immunotherapeutics (a)(b)	52,088	2,910,677
Morphic Holding, Inc. (a)	128,753	4,080,183
Nuvalent, Inc. Class A (a)	196,892	14,800,372
ORIC Pharmaceuticals, Inc. (a)(b)	477,080	5,243,109
Repligen Corp. (a)	26,200	4,962,280
Spyre Therapeutics, Inc. (a)	144,254	3,737,621
Tango Therapeutics, Inc. (a)(b)	464,294	5,455,455
Tenaya Therapeutics, Inc. (a)	292,920	1,231,729
Tyra Biosciences, Inc. (a)	276,820	3,709,388
Vaxcyte, Inc. (a)	237,484	16,961,107
Vericel Corp. (a)	238,627	10,256,188
Viking Therapeutics, Inc. (a)	215,894	5,211,681
Viridian Therapeutics, Inc. (a)	289,900	5,580,575
Xenon Pharmaceuticals, Inc. (a)	129,953	5,876,475
Zentalis Pharmaceuticals, Inc. (a)	262,079	3,105,636
		221,754,756
Health Care Equipment & Supplies - 5.3%
Axonics, Inc. (a)	39,476	2,679,631
Glaukos Corp. (a)	176,756	15,736,587
Haemonetics Corp. (a)	129,886	9,931,084
Inspire Medical Systems, Inc. (a)	38,040	8,021,495
Integer Holdings Corp. (a)	74,315	7,529,596
Lantheus Holdings, Inc. (a)	84,365	4,381,074
Masimo Corp. (a)	70,748	9,122,247
NeuroPace, Inc. (a)	128,131	1,873,275
Penumbra, Inc. (a)	31,851	8,032,504
PROCEPT BioRobotics Corp. (a)(b)	228,575	10,583,023
Pulmonx Corp. (a)	494,668	6,569,191
RxSight, Inc. (a)	212,908	9,689,443
TransMedics Group, Inc. (a)(b)	233,579	20,034,071
		114,183,221
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (a)	164,805	13,537,083
agilon health, Inc. (a)	666,894	3,928,006
BrightSpring Health Services, Inc.	346,500	3,818,430
HealthEquity, Inc. (a)	201,356	15,218,486
Molina Healthcare, Inc. (a)	30,060	10,714,586
Option Care Health, Inc. (a)	177,125	5,533,385
Privia Health Group, Inc. (a)	294,894	5,945,063
Progyny, Inc. (a)	87,595	3,336,494
RadNet, Inc. (a)	102,538	3,790,830
Surgery Partners, Inc. (a)	349,870	10,737,510
The Ensign Group, Inc.	85,444	9,673,970
		86,233,843
Health Care Technology - 0.9%
Evolent Health, Inc. Class A (a)	254,345	7,480,286
Phreesia, Inc. (a)	308,035	7,848,732
Schrodinger, Inc. (a)(b)	126,354	3,342,063
		18,671,081
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	99,089	4,129,039
Medpace Holdings, Inc. (a)	46,332	13,509,485
Pacific Biosciences of California, Inc. (a)	205,222	1,335,995
Veterinary Emergency Group LLC Class A (a)(c)(d)(e)	68,413	3,876,965
		22,851,484
Pharmaceuticals - 2.5%
CymaBay Therapeutics, Inc. (a)	283,088	6,655,399
Edgewise Therapeutics, Inc. (a)	506,809	9,036,404
Enliven Therapeutics, Inc. (a)(b)	216,212	3,394,528
Ikena Oncology, Inc. (a)	237,299	317,981
Intra-Cellular Therapies, Inc. (a)	232,544	15,659,513
Pharvaris BV (a)(b)	266,814	7,977,739
Structure Therapeutics, Inc. ADR	73,785	3,218,502
Terns Pharmaceuticals, Inc. (a)	730,100	3,781,918
Verona Pharma PLC ADR (a)	236,371	4,337,408
		54,379,392
TOTAL HEALTH CARE		518,073,777
INDUSTRIALS - 20.3%
Aerospace & Defense - 0.3%
BWX Technologies, Inc.	70,211	5,720,792
Building Products - 2.8%
AAON, Inc.	59,393	4,167,013
AZZ, Inc.	70,974	4,432,326
CSW Industrials, Inc.	36,572	7,737,538
Fortune Brands Innovations, Inc.	96,800	7,510,712
Simpson Manufacturing Co. Ltd.	46,196	8,361,014
Tecnoglass, Inc. (b)	207,868	9,564,007
The AZEK Co., Inc. (a)	245,236	9,456,300
UFP Industries, Inc.	72,030	8,171,804
		59,400,714
Construction & Engineering - 2.1%
Comfort Systems U.S.A., Inc.	31,300	6,806,811
EMCOR Group, Inc.	51,314	11,705,237
Fluor Corp. (a)	466,750	17,601,143
Sterling Construction Co., Inc. (a)	109,732	8,240,873
		44,354,064
Electrical Equipment - 2.3%
Acuity Brands, Inc.	49,644	11,823,215
Atkore, Inc.	75,264	11,480,018
Nextracker, Inc. Class A	6,800	307,836
nVent Electric PLC	188,938	11,343,838
Prysmian SpA	115,619	5,121,678
Vertiv Holdings Co.	180,088	10,144,357
		50,220,942
Ground Transportation - 0.6%
Saia, Inc. (a)	14,997	6,757,348
XPO, Inc. (a)	72,225	6,170,904
		12,928,252
Machinery - 3.7%
Crane Co.	99,264	12,319,655
ESAB Corp.	96,392	8,288,748
Federal Signal Corp.	207,446	15,969,193
ITT, Inc.	124,087	14,987,228
Mueller Industries, Inc.	246,374	11,825,952
Terex Corp.	126,016	7,741,163
Timken Co.	91,554	7,499,188
		78,631,127
Marine Transportation - 0.3%
Kirby Corp. (a)	81,316	6,396,317
Professional Services - 4.4%
CACI International, Inc. Class A (a)	49,505	17,016,354
CBIZ, Inc. (a)	110,785	7,052,573
ExlService Holdings, Inc. (a)	596,212	18,649,511
FTI Consulting, Inc. (a)	36,295	6,954,485
ICF International, Inc.	68,415	9,512,422
Insperity, Inc.	33,847	3,881,912
KBR, Inc.	150,188	7,826,297
Maximus, Inc.	191,941	15,570,254
Verra Mobility Corp. (a)	371,132	8,873,766
		95,337,574
Trading Companies & Distributors - 3.8%
Alligo AB (B Shares)	317,508	4,039,538
Applied Industrial Technologies, Inc.	163,944	28,929,558
FTAI Aviation Ltd.	453,411	24,461,523
GMS, Inc. (a)	99,928	8,409,940
Xometry, Inc. (a)(b)	460,406	14,815,865
		80,656,424
TOTAL INDUSTRIALS		433,646,206
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	91,064	5,003,056
Electronic Equipment, Instruments & Components - 4.0%
Advanced Energy Industries, Inc.	119,562	12,455,969
Badger Meter, Inc.	22,892	3,296,219
Crane Nxt Co.	139,804	8,147,777
Fabrinet (a)	105,243	22,470,433
Insight Enterprises, Inc. (a)	106,705	19,712,682
TD SYNNEX Corp.	53,094	5,308,338
Vontier Corp.	425,338	14,712,441
		86,103,859
IT Services - 1.6%
Fastly, Inc. Class A (a)	356,112	7,164,973
Softcat PLC	318,296	5,832,825
Wix.com Ltd. (a)	160,423	20,354,470
		33,352,268
Semiconductors & Semiconductor Equipment - 3.8%
Allegro MicroSystems LLC (a)	154,784	4,015,097
Cirrus Logic, Inc. (a)	73,979	5,711,179
Lattice Semiconductor Corp. (a)	89,356	5,438,206
MACOM Technology Solutions Holdings, Inc. (a)	177,650	15,318,760
Nova Ltd. (a)	105,761	15,315,250
Onto Innovation, Inc. (a)	119,502	19,299,573
Rambus, Inc. (a)	239,519	16,414,237
		81,512,302
Software - 10.8%
Alarm.com Holdings, Inc. (a)	97,877	5,952,879
Algolia, Inc. (a)(c)(d)	43,269	701,823
Alkami Technology, Inc. (a)	347,155	8,546,956
AppFolio, Inc. (a)	49,200	10,787,592
Blackbaud, Inc. (a)	97,724	7,907,826
CommVault Systems, Inc. (a)	71,498	6,554,937
Convoy, Inc. warrants (a)(c)(d)	12,642	0
CyberArk Software Ltd. (a)	58,847	13,739,598
DoubleVerify Holdings, Inc. (a)	181,624	7,266,776
Dynatrace, Inc. (a)	362,756	20,677,092
Five9, Inc. (a)	87,699	6,652,846
GitLab, Inc. (a)	55,384	3,938,356
Intapp, Inc. (a)	169,387	7,297,192
JFrog Ltd. (a)	544,134	17,700,679
Lightspeed Commerce, Inc. (a)	414,428	7,642,052
MicroStrategy, Inc. Class A (a)(b)	26,675	13,369,777
nCino, Inc. (a)	6,200	195,176
Procore Technologies, Inc. (a)	52,579	3,753,615
PROS Holdings, Inc. (a)	374,292	12,883,131
Qualys, Inc. (a)	29,699	5,618,160
Rapid7, Inc. (a)	237,789	13,085,529
Semrush Holdings, Inc. (a)	330,597	3,815,089
Sprout Social, Inc. (a)(b)	255,229	15,653,195
SPS Commerce, Inc. (a)	28,734	5,281,309
TECSYS, Inc.	259,316	6,754,618
Tenable Holdings, Inc. (a)	238,741	11,244,701
Varonis Systems, Inc. (a)	204,480	9,177,062
Workiva, Inc. (a)	41,436	3,851,062
		230,049,028
Technology Hardware, Storage & Peripherals - 2.0%
IonQ, Inc. (a)(b)	97,176	997,998
Super Micro Computer, Inc. (a)	79,349	42,024,024
		43,022,022
TOTAL INFORMATION TECHNOLOGY		479,042,535
MATERIALS - 3.0%
Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	176,402	5,718,953
Cabot Corp.	63,678	4,591,184
Element Solutions, Inc.	319,720	7,107,376
Orion SA	390,396	8,744,870
The Chemours Co. LLC	270,024	8,146,624
		34,309,007
Construction Materials - 1.2%
Eagle Materials, Inc.	113,093	25,590,684
Containers & Packaging - 0.2%
O-I Glass, Inc. (a)	235,520	3,429,171
TOTAL MATERIALS		63,328,862
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Ryman Hospitality Properties, Inc.	138,810	15,255,219
TOTAL COMMON STOCKS (Cost $1,660,048,378)		2,043,432,434

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(d)	46,800	1,514,916
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Bright Peak Therapeutics AG Series B (a)(c)(d)	199,331	330,889
Caris Life Sciences, Inc. Series D (a)(c)(d)	144,435	398,641
LifeMine Therapeutics, Inc. Series C (a)(c)(d)	402,743	761,184
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	438,013	1,208,916
Series B1 (a)(c)(d)	233,603	731,177
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	201,583	796,253
Treeline Biosciences Series A (a)(c)(d)	21,246	165,719
		4,392,779
Health Care Providers & Services - 0.1%
Boundless Bio, Inc.:
Series B (a)(c)(d)	682,407	620,990
Series C (c)(d)	604,103	422,872
		1,043,862
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(c)(d)	59,982	340,098
TOTAL HEALTH CARE		5,776,739
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Beta Technologies, Inc.:
Series A (a)(c)(d)	62,752	6,010,387
Series B, 6.00% (a)(c)(d)	11,821	1,255,981
		7,266,368
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Astranis Space Technologies Corp.:
Series C (a)(c)(d)	125,912	2,467,875
Series C Prime (c)(d)	26,805	525,378
		2,993,253
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	1,146,174
Series F (a)(c)(d)	28,989	215,678
		1,361,852
Software - 0.1%
Algolia, Inc. Series D (a)(c)(d)	9,900	160,578
Convoy, Inc. Series D (a)(c)(d)	192,936	2
Mountain Digital, Inc. Series D (a)(c)(d)	140,383	2,195,590
Skyryse, Inc. Series B (a)(c)(d)	12,000	288,240
		2,644,410
TOTAL INFORMATION TECHNOLOGY		6,999,515
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,175,985)		21,557,538

Investment Companies - 3.3%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $64,138,953)	284,035	69,409,631

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d) (Cost $84,195)	84,195	0

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	8,841,395	8,843,163
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	139,969,662	139,983,659
TOTAL MONEY MARKET FUNDS (Cost $148,826,822)		148,826,822

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $1,902,274,333)	2,283,226,425
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(146,755,577)
NET ASSETS - 100.0%	2,136,470,848

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,292,580 or 2.1% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	1,265,404

Algolia, Inc. Series D	7/23/21	289,526

Astranis Space Technologies Corp. Series C	3/19/21	2,760,108

Astranis Space Technologies Corp. Series C Prime	4/05/23	587,591

Beta Technologies, Inc. Series A	4/09/21	4,597,839

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,219,573

Boundless Bio, Inc. Series B	4/23/21	921,249

Boundless Bio, Inc. Series C	4/05/23	422,872

Bright Peak Therapeutics AG Series B	5/14/21	778,587

Caris Life Sciences, Inc. Series D	5/11/21	1,169,924

Convoy, Inc. Series D	10/30/19	2,612,353

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	84,195

Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600

LifeMine Therapeutics, Inc. Series C	2/15/22	820,222

Mountain Digital, Inc. Series D	11/05/21	3,223,938

Perella Weinberg Partners	12/29/20	4,572,620

Reddit, Inc. Series F	8/11/21	2,891,978

Skyryse, Inc. Series B	10/21/21	296,160

Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group LLC Class A	9/16/21 - 10/31/23	3,601,225

Wugen, Inc. Series B	7/09/21	465,154

Yanka Industries, Inc. Series E	5/15/20	2,307,478

Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,708,078	405,006,695	403,871,610	758,262	-	-	8,843,163	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	99,066,859	369,965,122	329,048,322	288,363	-	-	139,983,659	0.6%
Total	106,774,937	774,971,817	732,919,932	1,046,625	-	-	148,826,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	25,073,580	23,558,664	-	1,514,916
Consumer Discretionary	249,411,252	237,345,700	-	12,065,552
Consumer Staples	90,836,014	90,836,014	-	-
Energy	87,414,361	87,414,361	-	-
Financials	82,865,544	81,147,671	-	1,717,873
Health Care	523,850,516	514,196,812	-	9,653,704
Industrials	440,912,574	433,646,206	-	7,266,368
Information Technology	486,042,050	478,340,712	-	7,701,338
Materials	63,328,862	63,328,862	-	-
Real Estate	15,255,219	15,255,219	-	-

Investment Companies	69,409,631	69,409,631	-	-

Corporate Bonds	-	-	-	-

Money Market Funds	148,826,822	148,826,822	-	-
Total Investments in Securities:	2,283,226,425	2,243,306,674	-	39,919,751

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$43,464,598
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(5,244,826)
Cost of Purchases	1,699,979
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$39,919,751
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(5,244,826)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $133,535,532) - See accompanying schedule:
Unaffiliated issuers (cost $1,753,447,511)	$2,134,399,603
Fidelity Central Funds (cost $148,826,822)	148,826,822

Total Investment in Securities (cost $1,902,274,333)		$2,283,226,425
Cash		150
Foreign currency held at value (cost $1,579)		1,575
Receivable for investments sold		16,590,582
Receivable for fund shares sold		2,883,410
Dividends receivable		172,002
Interest receivable		10,839
Distributions receivable from Fidelity Central Funds		160,562
Total assets		2,303,045,545
Liabilities
Payable for investments purchased	$22,780,713
Payable for fund shares redeemed	2,764,493
Accrued management fee	1,047,241
Collateral on securities loaned	139,982,250
Total Liabilities		166,574,697
Net Assets		$2,136,470,848
Net Assets consist of:
Paid in capital		$1,899,067,113
Total accumulated earnings (loss)		237,403,735
Net Assets		$2,136,470,848
Net Asset Value, offering price and redemption price per share ($2,136,470,848 ÷ 141,540,397 shares)		$15.09
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$4,928,782
Interest		6,534
Income from Fidelity Central Funds (including $288,363 from security lending)		1,046,625
Total Income		5,981,941
Expenses
Management fee	$5,528,458
Independent trustees' fees and expenses	5,135
Total expenses before reductions	5,533,593
Expense reductions	(578)
Total expenses after reductions		5,533,015
Net Investment income (loss)		448,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,878,543)
Foreign currency transactions	18,711
Total net realized gain (loss)		(29,859,832)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	112,846,695
Assets and liabilities in foreign currencies	3,126
Total change in net unrealized appreciation (depreciation)		112,849,821
Net gain (loss)		82,989,989
Net increase (decrease) in net assets resulting from operations		$83,438,915
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$448,926	$603,569
Net realized gain (loss)	(29,859,832)	(52,602,775)
Change in net unrealized appreciation (depreciation)	112,849,821	220,666,945
Net increase (decrease) in net assets resulting from operations	83,438,915	168,667,739
Distributions to shareholders	(4,542,314)	(610,119)

Share transactions
Proceeds from sales of shares	375,135,686	854,639,564
Reinvestment of distributions	4,525,279	609,972
Cost of shares redeemed	(216,273,929)	(394,346,321)

Net increase (decrease) in net assets resulting from share transactions	163,387,036	460,903,215
Total increase (decrease) in net assets	242,283,637	628,960,835

Net Assets
Beginning of period	1,894,187,211	1,265,226,376
End of period	$2,136,470,848	$1,894,187,211

Other Information
Shares
Sold	26,906,914	63,751,832
Issued in reinvestment of distributions	329,111	45,351
Redeemed	(15,617,586)	(29,606,029)
Net increase (decrease)	11,618,439	34,191,154

Consolidated Financial Highlights
Fidelity® Small Cap Growth K6 Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.58	$13.22	$21.55	$15.32	$13.96	$13.40
Income from Investment Operations
Net investment income (loss) A,B	- C	.01	.01	(.03) D	- C	(.01)
Net realized and unrealized gain (loss)	.55	1.36	(3.11)	6.81	1.36	.84
Total from investment operations	.55	1.37	(3.10)	6.78	1.36	.83
Distributions from net investment income	(.04)	(.01)	-	-	-	-
Distributions from net realized gain	-	-	(5.23)	(.55)	-	(.27)
Total distributions	(.04)	(.01)	(5.23)	(.55)	-	(.27)
Net asset value, end of period	$15.09	$14.58	$13.22	$21.55	$15.32	$13.96
Total Return E,F	3.76%	10.34%	(20.31)%	44.76%	9.74%	6.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60% I	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% I	.60%	.60%	.59%	.59%	.59%
Net investment income (loss)	.05% I	.04%	.09%	(.14)% D	(.02)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,136,471	$1,894,187	$1,265,226	$1,154,380	$899,926	$833,744
Portfolio turnover rate J	84% I,K	76% K	81% K	119%	137% K	108% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

 Notes to Consolidated Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Equities	$39,919,751	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 6.8 / 6.6	Increase
			Enterprise value/Revenue multiple (EV/R)	2.9 - 8.8 / 6.6	Increase
			Enterprise value/Net income multiple (EV/NI)	12.3	Increase
		Market approach	Transaction price	$0.70 - $8.61 / $3.17	Increase
			Discount rate	5.0% - 35.0% / 21.1%	Decrease
			Premium rate	10.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.1% - 4.3% / 4.2%	Increase
			Volatility	75.0% - 100.0% / 82.8%	Increase
			Term	2.0 - 3.0 / 2.9	Increase
Corporate Bonds	$-	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$463,419,599
Gross unrealized depreciation	(87,808,081)
Net unrealized appreciation (depreciation)	$375,611,518
Tax cost	$1,907,614,907

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(102,215,500)
Total capital loss carryforward	$(102,215,500)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Small Cap Growth K6 Fund	3,876,965.18

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth K6 Fund	925,708,697	772,507,287

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	872,087	12,004,327

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	9,092,844	120,866,697

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Sustainable U.S. Market Fund	$ 98

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth K6 Fund	34,068,802	52,208,386	3,444,888

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth K6 Fund	$30,587	$6,303	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $578.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Small Cap Growth K6 Fund	.60%
Actual		$ 1,000	$ 1,037.60	$ 3.07
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884010.106
SCPK6-SANN-0324
Fidelity® Series Small Cap Opportunities Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Academy Sports & Outdoors, Inc.	1.7
Fabrinet	1.6
Insight Enterprises, Inc.	1.3
Liberty Oilfield Services, Inc. Class A	1.3
Commercial Metals Co.	1.2
Primerica, Inc.	1.2
SPX Technologies, Inc.	1.2
Essent Group Ltd.	1.2
Eagle Materials, Inc.	1.2
Synovus Financial Corp.	1.1
13.0

Market Sectors (% of Fund's net assets)

Industrials	19.5
Financials	15.5
Health Care	15.2
Information Technology	14.3
Consumer Discretionary	11.4
Energy	5.9
Materials	5.9
Real Estate	4.3
Consumer Staples	3.3
Utilities	1.8
Communication Services	1.5

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	258,200	19,933,040
Entertainment - 0.3%
Vivid Seats, Inc. Class A (a)	2,383,616	13,681,956
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	173,000	11,660,200
Media - 0.5%
TechTarget, Inc. (a)	441,848	15,097,946
Thryv Holdings, Inc. (a)	586,300	11,983,972
		27,081,918
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	489,700	4,333,845
TOTAL COMMUNICATION SERVICES		76,690,959
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.6%
Adient PLC (a)	495,350	17,193,599
Atmus Filtration Technologies, Inc. (b)	444,589	9,927,672
LCI Industries (b)	215,400	23,969,712
Patrick Industries, Inc.	292,500	29,364,075
		80,455,058
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	1,205,420	15,212,400
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc. (b)	502,900	13,387,198
Brinker International, Inc. (a)	286,150	12,244,359
Churchill Downs, Inc.	101,900	12,326,843
Hilton Grand Vacations, Inc. (a)	405,800	16,921,860
		54,880,260
Household Durables - 2.3%
Green Brick Partners, Inc. (a)	488,847	25,503,148
M.D.C. Holdings, Inc.	165,350	10,347,603
SharkNinja Hong Kong Co. Ltd.	793,492	37,071,946
Skyline Champion Corp. (a)	522,698	35,794,359
Tempur Sealy International, Inc.	242,400	12,093,336
		120,810,392
Leisure Products - 1.0%
Acushnet Holdings Corp. (b)	206,700	13,092,378
BRP, Inc.	236,700	14,936,686
Clarus Corp. (b)	1,495,284	8,852,081
Games Workshop Group PLC	109,500	13,745,104
		50,626,249
Specialty Retail - 3.4%
Academy Sports & Outdoors, Inc.	1,392,472	87,349,764
Dick's Sporting Goods, Inc.	130,750	19,490,903
Murphy U.S.A., Inc.	157,691	55,589,231
Upbound Group, Inc.	349,352	11,598,486
		174,028,384
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (a)	196,800	19,971,264
Deckers Outdoor Corp. (a)	43,200	32,561,136
Kontoor Brands, Inc. (b)	576,100	33,770,982
		86,303,382
TOTAL CONSUMER DISCRETIONARY		582,316,125
CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Primo Water Corp.	1,606,700	23,425,686
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	328,350	21,126,039
Performance Food Group Co. (a)	326,800	23,751,824
Sprouts Farmers Market LLC (a)	351,900	17,725,203
		62,603,066
Food Products - 1.1%
Nomad Foods Ltd.	2,123,378	38,199,570
The Simply Good Foods Co. (a)	519,000	19,618,200
		57,817,770
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	469,133	25,928,981
TOTAL CONSUMER STAPLES		169,775,503
ENERGY - 5.9%
Energy Equipment & Services - 4.0%
Cactus, Inc.	720,331	30,570,848
Championx Corp.	1,765,800	48,400,578
Liberty Oilfield Services, Inc. Class A (b)	3,186,854	66,254,695
TechnipFMC PLC	1,860,500	35,982,070
Valaris Ltd. (a)	434,700	26,894,889
		208,103,080
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	1,352,858	30,222,848
Chord Energy Corp.	120,100	18,466,576
Northern Oil & Gas, Inc.	1,417,145	47,474,358
		96,163,782
TOTAL ENERGY		304,266,862
FINANCIALS - 15.5%
Banks - 7.4%
ConnectOne Bancorp, Inc.	516,418	11,794,987
East West Bancorp, Inc.	273,000	19,877,130
First Bancorp, Puerto Rico	2,859,200	47,691,456
First Interstate Bancsystem, Inc.	387,600	10,666,752
Glacier Bancorp, Inc. (b)	435,850	16,849,961
Independent Bank Group, Inc.	504,400	24,387,740
Metropolitan Bank Holding Corp. (a)	268,895	13,038,719
Pathward Financial, Inc.	606,102	31,383,962
Pinnacle Financial Partners, Inc.	302,500	26,734,950
Synovus Financial Corp.	1,534,095	57,774,018
Trico Bancshares	742,580	26,992,783
United Community Bank, Inc.	1,563,500	42,746,090
Webster Financial Corp.	442,471	21,893,465
Western Alliance Bancorp.	385,650	24,666,174
		376,498,187
Capital Markets - 2.8%
Houlihan Lokey (b)	411,879	49,334,867
Lazard, Inc. Class A	903,640	35,223,887
LPL Financial	45,150	10,799,429
TMX Group Ltd.	2,023,320	50,039,340
		145,397,523
Consumer Finance - 1.0%
FirstCash Holdings, Inc.	312,224	35,833,948
SLM Corp.	832,600	16,552,088
		52,386,036
Financial Services - 1.6%
Essent Group Ltd.	1,089,800	60,113,368
Walker & Dunlop, Inc.	205,340	19,833,791
		79,947,159
Insurance - 2.7%
Assurant, Inc.	94,400	15,854,480
First American Financial Corp.	343,496	20,729,984
Genworth Financial, Inc. Class A (a)	2,235,100	13,790,567
Primerica, Inc.	263,480	61,696,477
Selective Insurance Group, Inc.	259,136	27,173,001
		139,244,509
TOTAL FINANCIALS		793,473,414
HEALTH CARE - 15.1%
Biotechnology - 8.5%
Acelyrin, Inc. (b)	855,870	6,521,729
Allogene Therapeutics, Inc. (a)	1,512,700	5,324,704
ALX Oncology Holdings, Inc. (a)	948,337	13,665,536
Arcellx, Inc. (a)	309,700	19,151,848
Argenx SE ADR (a)	44,400	16,894,644
Arrowhead Pharmaceuticals, Inc. (a)	488,629	15,684,991
Ascendis Pharma A/S sponsored ADR (a)	96,248	12,505,503
Astria Therapeutics, Inc. (a)	1,053,905	13,732,382
Astria Therapeutics, Inc. warrants (a)(c)	183,003	2
Blueprint Medicines Corp. (a)	205,000	16,303,650
Cargo Therapeutics, Inc.	480,178	10,568,718
Celldex Therapeutics, Inc. (a)	538,200	18,955,404
Cogent Biosciences, Inc. (a)	113,366	502,211
Crinetics Pharmaceuticals, Inc. (a)	389,000	14,190,720
Cytokinetics, Inc. (a)	504,245	39,396,662
Dianthus Therapeutics, Inc. (a)	240,326	4,566,194
Dianthus Therapeutics, Inc. (unlisted) (d)	449,528	8,113,980
Insmed, Inc. (a)	288,900	8,031,420
Keros Therapeutics, Inc. (a)	368,200	20,383,552
Kymera Therapeutics, Inc. (a)	23,001	753,973
Madrigal Pharmaceuticals, Inc. (a)(b)	74,900	16,231,579
Moonlake Immunotherapeutics (a)(b)	197,941	11,060,943
Morphic Holding, Inc. (a)	280,462	8,887,841
Nuvalent, Inc. Class A (a)	149,400	11,230,398
ORIC Pharmaceuticals, Inc. (a)	165,753	1,821,625
Revolution Medicines, Inc. (a)	143,400	3,979,350
Shattuck Labs, Inc. (a)(b)	437,472	4,129,736
Spyre Therapeutics, Inc. (a)	188,076	4,873,049
Tango Therapeutics, Inc. (a)	155,876	1,831,543
Tango Therapeutics, Inc. (d)	772,654	9,078,685
Tyra Biosciences, Inc. (a)	807,869	10,825,445
Vaxcyte, Inc. (a)	470,940	33,634,535
Vericel Corp. (a)	186,769	8,027,332
Viking Therapeutics, Inc. (a)	696,200	16,806,268
Viridian Therapeutics, Inc. (a)	774,652	14,912,051
Xenon Pharmaceuticals, Inc. (a)	474,830	21,471,813
Zentalis Pharmaceuticals, Inc. (a)	756,796	8,968,033
		433,018,049
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	332,100	11,540,475
Glaukos Corp. (a)	233,700	20,806,311
Haemonetics Corp. (a)	66,656	5,096,518
Integer Holdings Corp. (a)	310,100	31,419,332
Masimo Corp. (a)	84,500	10,895,430
Penumbra, Inc. (a)	32,600	8,221,394
TransMedics Group, Inc. (a)	394,247	33,814,565
		121,794,025
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	319,449	26,239,541
agilon health, Inc. (a)	1,108,699	6,530,237
Molina Healthcare, Inc. (a)	63,051	22,473,898
Privia Health Group, Inc. (a)	557,909	11,247,445
Surgery Partners, Inc. (a)	824,692	25,309,797
Tenet Healthcare Corp. (a)	217,240	17,974,438
		109,775,356
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	241,800	10,075,806
Pharmaceuticals - 1.9%
Amylyx Pharmaceuticals, Inc. (a)	368,000	5,888,000
Axsome Therapeutics, Inc. (a)(b)	174,148	15,678,544
CymaBay Therapeutics, Inc. (a)	536,100	12,603,711
Edgewise Therapeutics, Inc. (a)	1,321,755	23,566,892
Enliven Therapeutics, Inc. (a)(b)	748,307	11,748,420
Ikena Oncology, Inc. (a)	419,769	562,490
Intra-Cellular Therapies, Inc. (a)	260,700	17,555,538
Longboard Pharmaceuticals, Inc. (a)	321,600	6,830,784
Structure Therapeutics, Inc. ADR	127,900	5,578,998
		100,013,377
TOTAL HEALTH CARE		774,676,613
INDUSTRIALS - 19.5%
Building Products - 1.4%
Masonite International Corp. (a)	139,134	12,807,285
Simpson Manufacturing Co. Ltd.	316,208	57,230,486
		70,037,771
Commercial Services & Supplies - 0.7%
The Brink's Co.	228,432	18,466,443
Vestis Corp.	724,000	15,493,600
		33,960,043
Construction & Engineering - 4.5%
Comfort Systems U.S.A., Inc.	227,022	49,370,474
Construction Partners, Inc. Class A (a)	358,955	16,332,453
Dycom Industries, Inc. (a)	172,310	19,247,027
EMCOR Group, Inc.	227,160	51,817,468
Granite Construction, Inc.	851,100	38,393,121
IES Holdings, Inc. (a)	513,718	42,104,327
Sterling Construction Co., Inc. (a)	202,900	15,237,790
		232,502,660
Electrical Equipment - 2.1%
Array Technologies, Inc. (a)(b)	945,000	12,511,800
Atkore, Inc.	345,724	52,733,282
Nextracker, Inc. Class A	340,400	15,409,908
Thermon Group Holdings, Inc. (a)	875,446	28,697,120
		109,352,110
Ground Transportation - 0.3%
ArcBest Corp.	132,700	15,808,551
Machinery - 4.6%
Astec Industries, Inc.	320,550	11,411,580
Federal Signal Corp.	748,130	57,591,047
ITT, Inc.	119,000	14,372,820
Kadant, Inc.	91,856	26,270,816
SPX Technologies, Inc. (a)	609,244	61,314,316
Terex Corp.	803,800	49,377,434
Timken Co.	205,000	16,791,550
		237,129,563
Professional Services - 2.8%
ASGN, Inc. (a)	234,250	21,743,085
CACI International, Inc. Class A (a)	59,800	20,555,054
CRA International, Inc.	148,474	15,922,352
ExlService Holdings, Inc. (a)	763,455	23,880,872
First Advantage Corp.	735,097	12,033,538
KBR, Inc.	338,400	17,634,024
NV5 Global, Inc. (a)	116,295	12,198,183
WNS Holdings Ltd. sponsored ADR (a)	274,737	19,053,011
		143,020,119
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	133,700	23,592,702
Beacon Roofing Supply, Inc. (a)	270,157	22,393,314
Finning International, Inc.	602,550	17,438,522
FTAI Aviation Ltd.	479,600	25,874,420
GMS, Inc. (a)	237,900	20,021,664
Rush Enterprises, Inc. Class A	1,089,951	48,949,699
		158,270,321
TOTAL INDUSTRIALS		1,000,081,138
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.2%
Extreme Networks, Inc. (a)	835,100	11,282,201
Electronic Equipment, Instruments & Components - 5.1%
Advanced Energy Industries, Inc.	503,099	52,412,854
Fabrinet (a)	376,756	80,441,174
Insight Enterprises, Inc. (a)	370,107	68,373,567
Napco Security Technologies, Inc.	266,200	9,250,450
Sanmina Corp. (a)	205,664	12,302,820
TD SYNNEX Corp.	359,700	35,962,806
		258,743,671
IT Services - 1.7%
Endava PLC ADR (a)	473,803	33,531,038
Fastly, Inc. Class A (a)	1,226,858	24,684,383
Perficient, Inc. (a)	210,700	14,354,991
Wix.com Ltd. (a)	127,600	16,189,888
		88,760,300
Semiconductors & Semiconductor Equipment - 3.0%
Allegro MicroSystems LLC (a)	456,300	11,836,422
Axcelis Technologies, Inc. (a)	51,500	6,697,575
Diodes, Inc. (a)	355,900	23,959,188
MACOM Technology Solutions Holdings, Inc. (a)	614,700	53,005,581
Nova Ltd. (a)	104,500	15,132,645
Onto Innovation, Inc. (a)	275,392	44,475,808
		155,107,219
Software - 4.3%
Five9, Inc. (a)	113,900	8,640,454
Intapp, Inc. (a)	525,721	22,648,061
Manhattan Associates, Inc. (a)	69,300	16,809,408
Progress Software Corp.	340,000	19,315,400
PROS Holdings, Inc. (a)	812,752	27,974,924
Qualys, Inc. (a)	130,300	24,648,851
Rapid7, Inc. (a)	173,500	9,547,705
SPS Commerce, Inc. (a)	234,650	43,128,670
Tenable Holdings, Inc. (a)	1,002,500	47,217,750
		219,931,223
TOTAL INFORMATION TECHNOLOGY		733,824,614
MATERIALS - 5.9%
Chemicals - 1.1%
Element Solutions, Inc.	1,421,017	31,589,208
The Chemours Co. LLC	432,400	13,045,508
Tronox Holdings PLC	999,647	13,785,132
		58,419,848
Construction Materials - 1.2%
Eagle Materials, Inc.	264,000	59,737,920
Containers & Packaging - 0.2%
O-I Glass, Inc. (a)	891,100	12,974,416
Metals & Mining - 2.8%
Commercial Metals Co.	1,201,684	62,751,938
Constellium NV (a)	3,000,295	56,255,531
Lundin Mining Corp.	2,763,800	22,571,701
		141,579,170
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	243,300	16,191,615
Sylvamo Corp.	274,800	12,758,964
		28,950,579
TOTAL MATERIALS		301,661,933
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.6%
EastGroup Properties, Inc.	147,800	26,224,154
Elme Communities (SBI)	1,504,400	21,783,712
Essential Properties Realty Trust, Inc.	1,771,200	44,120,592
Lamar Advertising Co. Class A	246,300	25,782,684
Terreno Realty Corp.	230,596	13,773,499
		131,684,641
Real Estate Management & Development - 1.7%
Colliers International Group, Inc. (b)	353,400	41,484,316
Jones Lang LaSalle, Inc. (a)	164,600	29,144,076
Marcus & Millichap, Inc.	399,810	15,228,763
		85,857,155
TOTAL REAL ESTATE		217,541,796
UTILITIES - 1.8%
Gas Utilities - 1.8%
Brookfield Infrastructure Corp. A Shares	1,440,466	50,430,715
ONE Gas, Inc. (b)	241,300	14,808,581
Southwest Gas Holdings, Inc.	480,500	28,195,740
		93,435,036
TOTAL COMMON STOCKS (Cost $3,700,219,873)		5,047,743,993

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series C (c)(d) (Cost $3,439,443)	4,913,490	3,439,443

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	112,722,484	112,745,029
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	110,199,645	110,210,665
TOTAL MONEY MARKET FUNDS (Cost $222,955,694)		222,955,694

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $3,926,615,010)	5,274,139,130
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(151,994,712)
NET ASSETS - 100.0%	5,122,144,418

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	325	Mar 2024	31,783,375	544,981	544,981

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,632,108 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Boundless Bio, Inc. Series C	4/05/23	3,439,443

Dianthus Therapeutics, Inc. (unlisted)	5/03/23 - 1/22/24	6,802,519

Tango Therapeutics, Inc.	8/09/23	3,979,168

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	83,542,137	977,338,651	948,135,759	2,768,207	-	-	112,745,029	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	139,488,836	718,547,873	747,826,044	156,737	-	-	110,210,665	0.4%
Total	223,030,973	1,695,886,524	1,695,961,803	2,924,944	-	-	222,955,694

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	76,690,959	76,690,959	-	-
Consumer Discretionary	582,316,125	582,316,125	-	-
Consumer Staples	169,775,503	169,775,503	-	-
Energy	304,266,862	304,266,862	-	-
Financials	793,473,414	793,473,414	-	-
Health Care	778,116,056	766,562,631	8,113,980	3,439,445
Industrials	1,000,081,138	1,000,081,138	-	-
Information Technology	733,824,614	733,824,614	-	-
Materials	301,661,933	301,661,933	-	-
Real Estate	217,541,796	217,541,796	-	-
Utilities	93,435,036	93,435,036	-	-

Money Market Funds	222,955,694	222,955,694	-	-
Total Investments in Securities:	5,274,139,130	5,262,585,705	8,113,980	3,439,445
Derivative Instruments: Assets
Futures Contracts	544,981	544,981	-	-
Total Assets	544,981	544,981	-	-
Total Derivative Instruments:	544,981	544,981	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	544,981	0
Total Equity Risk	544,981	0
Total Value of Derivatives	544,981	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,115,161) - See accompanying schedule:
Unaffiliated issuers (cost $3,703,659,316)	$5,051,183,436
Fidelity Central Funds (cost $222,955,694)	222,955,694

Total Investment in Securities (cost $3,926,615,010)		$5,274,139,130
Segregated cash with brokers for derivative instruments		1,677,000
Cash		386,869
Foreign currency held at value (cost $82)		82
Receivable for investments sold		15,211,099
Receivable for fund shares sold		6,997,257
Dividends receivable		577,074
Distributions receivable from Fidelity Central Funds		492,833
Other receivables		49,762
Total assets		5,299,531,106
Liabilities
Payable for investments purchased	$7,447,350
Payable for fund shares redeemed	58,943,513
Payable for daily variation margin on futures contracts	748,036
Other payables and accrued expenses	47,560
Collateral on securities loaned	110,200,229
Total Liabilities		177,386,688
Net Assets		$5,122,144,418
Net Assets consist of:
Paid in capital		$3,864,559,759
Total accumulated earnings (loss)		1,257,584,659
Net Assets		$5,122,144,418
Net Asset Value, offering price and redemption price per share ($5,122,144,418 ÷ 371,104,336 shares)		$13.80
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$26,792,072
Income from Fidelity Central Funds (including $156,737 from security lending)		2,924,944
Total Income		29,717,016
Expenses
Custodian fees and expenses	$24,079
Independent trustees' fees and expenses	13,876
Interest	1,887
Total Expenses		39,842
Net Investment income (loss)		29,677,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	79,072,560
Foreign currency transactions	3,564
Futures contracts	(2,814,603)
Total net realized gain (loss)		76,261,521
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	111,521,131
Unfunded commitments	280,277
Assets and liabilities in foreign currencies	(602)
Futures contracts	(277,192)
Total change in net unrealized appreciation (depreciation)		111,523,614
Net gain (loss)		187,785,135
Net increase (decrease) in net assets resulting from operations		$217,462,309
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,677,174	$52,688,477
Net realized gain (loss)	76,261,521	19,192,336
Change in net unrealized appreciation (depreciation)	111,523,614	504,653,297
Net increase (decrease) in net assets resulting from operations	217,462,309	576,534,110
Distributions to shareholders	(51,550,987)	(230,929,095)

Share transactions
Proceeds from sales of shares	545,080,398	674,296,906
Reinvestment of distributions	51,550,987	230,929,095
Cost of shares redeemed	(582,870,083)	(1,348,316,619)

Net increase (decrease) in net assets resulting from share transactions	13,761,302	(443,090,618)
Total increase (decrease) in net assets	179,672,624	(97,485,603)

Net Assets
Beginning of period	4,942,471,794	5,039,957,397
End of period	$5,122,144,418	$4,942,471,794

Other Information
Shares
Sold	43,753,494	55,711,299
Issued in reinvestment of distributions	4,018,606	19,053,605
Redeemed	(43,469,750)	(108,966,202)
Net increase (decrease)	4,302,350	(34,201,298)

Financial Highlights
Fidelity® Series Small Cap Opportunities Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.47	$12.57	$18.08	$12.66	$14.04	$15.46
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.12	.12	.15	.15
Net realized and unrealized gain (loss)	.39	1.36	(1.03)	5.62	(.60)	.12
Total from investment operations	.47	1.50	(.91)	5.74	(.45)	.27
Distributions from net investment income	(.14)	(.14)	(.12)	(.14)	(.16)	(.14)
Distributions from net realized gain	-	(.47)	(4.48)	(.19)	(.77)	(1.55)
Total distributions	(.14)	(.60) C	(4.60)	(.32) C	(.93)	(1.69)
Net asset value, end of period	$13.80	$13.47	$12.57	$18.08	$12.66	$14.04
Total Return D,E	3.54%	12.51%	(7.62)%	45.98%	(3.44)%	1.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.23% I	1.11%	.86%	.77%	1.17%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$5,122,144	$4,942,472	$5,039,957	$6,012,414	$4,931,192	$5,667,458
Portfolio turnover rate J	45% I	34%	39%	96%	61% K	59%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,591,659,128
Gross unrealized depreciation	(257,909,793)
Net unrealized appreciation (depreciation)	$1,333,749,335
Tax cost	$3,940,934,776

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(148,779,330)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Opportunities Fund	1,073,527,179	1,077,944,545
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Opportunities Fund	$23,022

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Small Cap Opportunities Fund	Borrower	$ 12,163,000	5.59%	$ 1,887

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Opportunities Fund	61,461,863	65,330,718	(1,898,936)

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Opportunities Fund	$15,386	$5,977	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Series Small Cap Opportunities Fund	-%-D
Actual		$ 1,000	$ 1,035.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.839810.116
SMO-SANN-0324
Fidelity® Growth & Income Portfolio

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.0
Exxon Mobil Corp.	6.8
Wells Fargo & Co.	5.8
General Electric Co.	4.6
Apple, Inc.	2.9
Bank of America Corp.	2.7
Visa, Inc. Class A	2.1
UnitedHealth Group, Inc.	2.0
Comcast Corp. Class A	1.9
NVIDIA Corp.	1.9
39.7

Market Sectors (% of Fund's net assets)

Information Technology	21.0
Financials	19.4
Industrials	15.7
Health Care	12.0
Energy	9.7
Consumer Staples	6.3
Communication Services	4.4
Consumer Discretionary	2.7
Utilities	2.1
Real Estate	1.7
Materials	1.6

Asset Allocation (% of Fund's net assets)

Written options - (0.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	790,500	30,416
Verizon Communications, Inc.	720,374	30,508
		60,924
Entertainment - 1.2%
The Walt Disney Co.	442,290	42,482
Universal Music Group NV	1,983,400	58,466
Warner Music Group Corp. Class A	479,200	17,486
		118,434
Media - 2.5%
Comcast Corp. Class A (b)	4,071,012	189,465
Interpublic Group of Companies, Inc.	1,624,931	53,606
		243,071
TOTAL COMMUNICATION SERVICES		422,429
CONSUMER DISCRETIONARY - 2.7%
Automobile Components - 0.2%
BorgWarner, Inc.	480,852	16,301
Hotels, Restaurants & Leisure - 1.3%
Amadeus IT Holding SA Class A	611,800	43,016
Churchill Downs, Inc.	79,200	9,581
Domino's Pizza, Inc.	55,000	23,442
Marriott International, Inc. Class A	113,623	27,239
Starbucks Corp.	245,760	22,863
		126,141
Household Durables - 0.1%
Sony Group Corp. sponsored ADR	118,014	11,536
Whirlpool Corp.	31,894	3,493
		15,029
Specialty Retail - 0.7%
Lowe's Companies, Inc.	345,914	73,624
Textiles, Apparel & Luxury Goods - 0.4%
Compagnie Financiere Richemont SA Series A	56,380	8,374
NIKE, Inc. Class B	139,600	14,174
Puma AG	262,754	10,574
Tapestry, Inc.	3,700	144
Wolverine World Wide, Inc.	193,500	1,618
		34,884
TOTAL CONSUMER DISCRETIONARY		265,979
CONSUMER STAPLES - 6.3%
Beverages - 2.3%
Davide Campari Milano NV	196,200	1,995
Diageo PLC sponsored ADR	274,211	39,577
Keurig Dr. Pepper, Inc.	1,983,000	62,346
Pernod Ricard SA	116,500	19,200
Remy Cointreau SA	46,047	4,666
The Coca-Cola Co.	1,528,110	90,907
		218,691
Consumer Staples Distribution & Retail - 1.5%
Sysco Corp.	682,936	55,270
Target Corp.	283,600	39,443
Walmart, Inc.	332,500	54,946
		149,659
Household Products - 0.2%
Colgate-Palmolive Co.	62,300	5,246
Kimberly-Clark Corp.	12,500	1,512
Procter & Gamble Co.	81,800	12,854
		19,612
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	205,200	27,084
Haleon PLC ADR	6,380,611	52,321
Kenvue, Inc.	3,314,108	68,801
		148,206
Tobacco - 0.8%
Altria Group, Inc.	1,531,067	61,426
Philip Morris International, Inc.	138,900	12,619
		74,045
TOTAL CONSUMER STAPLES		610,213
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Enterprise Products Partners LP	254,500	6,810
Exxon Mobil Corp.	6,462,101	664,369
Hess Corp.	685,064	96,272
Imperial Oil Ltd.	1,700,426	98,083
Kosmos Energy Ltd. (c)	3,241,355	19,643
Shell PLC ADR	1,031,200	64,873
		950,050
FINANCIALS - 19.4%
Banks - 12.6%
Bank of America Corp.	7,656,336	260,392
HDFC Bank Ltd. sponsored ADR	122,900	6,820
JPMorgan Chase & Co.	603,275	105,187
M&T Bank Corp.	281,894	38,930
PNC Financial Services Group, Inc.	786,901	118,987
Truist Financial Corp.	985,032	36,505
U.S. Bancorp	2,286,037	94,962
Wells Fargo & Co. (b)	11,328,170	568,448
		1,230,231
Capital Markets - 2.3%
3i Group PLC	429,600	13,449
Brookfield Corp. Class A (d)	609,702	24,193
Charles Schwab Corp.	59,000	3,712
CME Group, Inc.	4,500	926
Intercontinental Exchange, Inc.	12,600	1,604
KKR & Co. LP	575,852	49,857
Moody's Corp.	10,500	4,116
Morgan Stanley	220,951	19,276
Northern Trust Corp.	895,653	71,330
Raymond James Financial, Inc.	285,570	31,464
State Street Corp.	38,991	2,880
		222,807
Financial Services - 3.4%
Edenred SA	626,700	37,535
Fidelity National Information Services, Inc.	488,632	30,422
Global Payments, Inc.	199,700	26,606
MasterCard, Inc. Class A	66,567	29,904
Visa, Inc. Class A	743,175	203,080
		327,547
Insurance - 1.1%
American Financial Group, Inc.	40,800	4,912
Arthur J. Gallagher & Co.	74,300	17,249
Brookfield Reinsurance Ltd.	2,086	82
Chubb Ltd.	114,356	28,017
Marsh & McLennan Companies, Inc.	168,770	32,714
Prudential PLC	644,800	6,624
The Travelers Companies, Inc.	77,627	16,407
		106,005
TOTAL FINANCIALS		1,886,590
HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	156,100	17,663
Becton, Dickinson & Co.	137,011	32,720
Boston Scientific Corp. (c)	1,594,322	100,857
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (d)	1,025,702	21,673
Sonova Holding AG	24,692	7,946
		180,859
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	438,411	47,870
Cigna Group	444,954	133,909
CVS Health Corp.	443,212	32,962
Humana, Inc.	76,300	28,846
McKesson Corp.	197,634	98,795
UnitedHealth Group, Inc.	386,487	197,781
		540,163
Life Sciences Tools & Services - 0.7%
Danaher Corp.	265,803	63,769
Thermo Fisher Scientific, Inc.	10,700	5,767
		69,536
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	1,991,136	97,307
Eli Lilly & Co.	140,548	90,739
GSK PLC sponsored ADR	1,665,128	65,673
Johnson & Johnson	481,866	76,569
Sanofi SA sponsored ADR	217,097	10,833
UCB SA	408,800	38,568
Zoetis, Inc. Class A	13,900	2,611
		382,300
TOTAL HEALTH CARE		1,172,858
INDUSTRIALS - 15.7%
Aerospace & Defense - 3.6%
Airbus Group NV	371,100	59,111
General Dynamics Corp.	144,161	38,201
Howmet Aerospace, Inc.	94,800	5,333
Huntington Ingalls Industries, Inc.	115,284	29,849
Safran SA	134,600	25,131
Textron, Inc.	162,200	13,740
The Boeing Co. (b)(c)	828,420	174,830
		346,195
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	8,400	1,061
FedEx Corp.	108,674	26,222
United Parcel Service, Inc. Class B	734,799	104,268
		131,551
Building Products - 0.2%
A.O. Smith Corp.	17,000	1,319
Johnson Controls International PLC	318,211	16,767
		18,086
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	1,506,000	51,169
Veralto Corp.	80,201	6,151
		57,320
Electrical Equipment - 1.0%
Acuity Brands, Inc.	127,015	30,250
AMETEK, Inc.	30,500	4,943
Hubbell, Inc. Class B (b)	124,072	41,635
Regal Rexnord Corp.	153,800	20,526
Rockwell Automation, Inc.	19,318	4,893
		102,247
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	659,809	37,860
Industrial Conglomerates - 4.7%
3M Co.	103,466	9,762
General Electric Co. (b)	3,397,211	449,859
		459,621
Machinery - 1.8%
Allison Transmission Holdings, Inc.	385,800	23,356
Caterpillar, Inc.	21,123	6,343
Cummins, Inc.	57,976	13,874
Donaldson Co., Inc.	680,312	43,941
Fortive Corp.	292,388	22,859
Nordson Corp.	157,627	39,678
Otis Worldwide Corp.	87,573	7,745
Stanley Black & Decker, Inc.	87,618	8,175
Westinghouse Air Brake Tech Co.	42,047	5,532
		171,503
Passenger Airlines - 0.0%
Copa Holdings SA Class A	30,400	2,920
Professional Services - 0.9%
Equifax, Inc.	93,923	22,949
Genpact Ltd.	614,371	22,056
Paycom Software, Inc.	12,600	2,397
RELX PLC (London Stock Exchange)	897,501	37,044
TransUnion	73,300	5,072
		89,518
Trading Companies & Distributors - 1.0%
Brenntag SE	74,700	6,641
Watsco, Inc. (d)	201,991	78,974
WESCO International, Inc.	71,000	12,320
		97,935
Transportation Infrastructure - 0.2%
Aena SME SA (a)	84,400	14,981
TOTAL INDUSTRIALS		1,529,737
INFORMATION TECHNOLOGY - 21.0%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	116,364	26,382
IT Services - 0.6%
Amdocs Ltd.	302,900	27,770
IBM Corp.	179,042	32,883
		60,653
Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	176,208	33,895
Applied Materials, Inc.	197,900	32,515
BE Semiconductor Industries NV	92,400	13,960
Broadcom, Inc.	36,900	43,542
Lam Research Corp.	40,130	33,114
Marvell Technology, Inc.	1,306,086	88,422
Microchip Technology, Inc.	56,900	4,847
NVIDIA Corp.	299,605	184,338
NXP Semiconductors NV	218,226	45,952
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	319,800	36,125
Teradyne, Inc.	118,800	11,475
		528,185
Software - 11.7%
Intuit, Inc.	138,100	87,187
Microsoft Corp. (b)	2,217,282	881,544
Oracle Corp.	432,100	48,266
Sage Group PLC	1,463,500	21,848
SAP SE sponsored ADR (d)	593,245	102,691
		1,141,536
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	1,521,202	280,510
Samsung Electronics Co. Ltd.	162,180	8,812
		289,322
TOTAL INFORMATION TECHNOLOGY		2,046,078
MATERIALS - 1.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	27,100	6,930
DuPont de Nemours, Inc.	429,998	26,574
International Flavors & Fragrances, Inc.	35,300	2,848
PPG Industries, Inc.	54,322	7,662
Sherwin-Williams Co.	14,400	4,383
		48,397
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	3,988,300	36,191
Freeport-McMoRan, Inc.	1,721,612	68,331
		104,522
TOTAL MATERIALS		152,919
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	267,878	52,410
Crown Castle, Inc.	516,100	55,868
Equinix, Inc.	1,100	913
H&R (REIT) (d)	259,400	1,900
Public Storage	2,400	680
Simon Property Group, Inc.	357,860	49,603
		161,374
UTILITIES - 2.1%
Electric Utilities - 2.0%
Constellation Energy Corp.	47,813	5,833
Duke Energy Corp.	178,921	17,146
Entergy Corp.	142,463	14,212
Eversource Energy	311,300	16,879
Exelon Corp.	155,840	5,425
FirstEnergy Corp.	125,300	4,596
PG&E Corp.	837,400	14,127
Southern Co.	1,698,966	118,112
		196,330
Multi-Utilities - 0.1%
Sempra	148,192	10,605
TOTAL UTILITIES		206,935
TOTAL COMMON STOCKS (Cost $6,035,037)		9,405,162

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $9,768)	13,103	10,364

U.S. Treasury Obligations - 0.2%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.3% 4/11/24 (Cost $19,978)	20,183	19,978

Money Market Funds - 5.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	320,837,628	320,902
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	172,893,752	172,911
TOTAL MONEY MARKET FUNDS (Cost $493,813)		493,813

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $6,558,596)	9,929,317
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(188,300)
NET ASSETS - 100.0%	9,741,017

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Comcast Corp. Class A	Chicago Board Options Exchange	2,013	9,369	47.50	04/19/24	(277)
General Electric Co.	Chicago Board Options Exchange	1,710	22,644	130.00	04/19/24	(1,368)
Hubbell, Inc.	Chicago Board Options Exchange	1,113	37,349	340.00	06/21/24	(2,265)
Microsoft Corp.	Chicago Board Options Exchange	374	14,869	420.00	03/15/24	(152)
Wells Fargo & Co.	Chicago Board Options Exchange	5,628	28,241	47.50	04/19/24	(2,223)
Wells Fargo & Co.	Chicago Board Options Exchange	5,628	28,241	50.00	04/19/24	(1,345)

						(7,630)
Put Options
The Boeing Co.	Chicago Board Options Exchange	900	18,994	215.00	05/17/24	(1,287)

TOTAL WRITTEN OPTIONS						(8,917)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,397,000 or 0.5% of net assets.

(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $159,707,000.
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	498,389	430,328	607,815	9,636	-	-	320,902	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	99,536	455,912	382,537	513	-	-	172,911	0.7%
Total	597,925	886,240	990,352	10,149	-	-	493,813

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	422,429	333,547	88,882	-
Consumer Discretionary	265,979	247,031	18,948	-
Consumer Staples	610,213	605,547	4,666	-
Energy	950,050	950,050	-	-
Financials	1,886,590	1,866,517	20,073	-
Health Care	1,172,858	1,172,858	-	-
Industrials	1,529,737	1,408,451	121,286	-
Information Technology	2,046,078	2,037,266	8,812	-
Materials	152,919	152,919	-	-
Real Estate	161,374	161,374	-	-
Utilities	206,935	206,935	-	-

Corporate Bonds	10,364	-	10,364	-

U.S. Government and Government Agency Obligations	19,978	-	19,978	-

Money Market Funds	493,813	493,813	-	-
Total Investments in Securities:	9,929,317	9,636,308	293,009	-
Derivative Instruments: Liabilities
Written Options	(8,917)	(8,917)	-	-
Total Liabilities	(8,917)	(8,917)	-	-
Total Derivative Instruments:	(8,917)	(8,917)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(8,917)
Total Equity Risk	0	(8,917)
Total Value of Derivatives	0	(8,917)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $166,833) - See accompanying schedule:
Unaffiliated issuers (cost $6,064,783)	$9,435,504
Fidelity Central Funds (cost $493,813)	493,813

Total Investment in Securities (cost $6,558,596)		$9,929,317
Cash		17
Receivable for investments sold		1,959
Receivable for fund shares sold		2,510
Dividends receivable		7,151
Interest receivable		7
Distributions receivable from Fidelity Central Funds		1,507
Prepaid expenses		7
Other receivables		372
Total assets		9,942,847
Liabilities
Payable for investments purchased	$7,609
Payable for fund shares redeemed	7,308
Accrued management fee	3,397
Written options, at value (premium received $5,700)	8,917
Other affiliated payables	1,057
Other payables and accrued expenses	631
Collateral on securities loaned	172,911
Total Liabilities		201,830
Net Assets		$9,741,017
Net Assets consist of:
Paid in capital		$6,296,693
Total accumulated earnings (loss)		3,444,324
Net Assets		$9,741,017

Net Asset Value and Maximum Offering Price
Growth and Income :
Net Asset Value, offering price and redemption price per share ($8,325,292 ÷ 151,999 shares)		$54.77
Class K :
Net Asset Value, offering price and redemption price per share ($1,415,725 ÷ 25,876 shares)		$54.71
Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$89,648
Interest		391
Income from Fidelity Central Funds (including $513 from security lending)		10,149
Total Income		100,188
Expenses
Management fee	$19,332
Transfer agent fees	5,556
Accounting fees	573
Custodian fees and expenses	239
Independent trustees' fees and expenses	26
Registration fees	40
Audit	76
Legal	11
Miscellaneous	16
Total expenses before reductions	25,869
Expense reductions	(401)
Total expenses after reductions		25,468
Net Investment income (loss)		74,720
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	198,554
Foreign currency transactions	(16)
Written options	3,325
Total net realized gain (loss)		201,863
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	139,283
Assets and liabilities in foreign currencies	(11)
Written options	(2,963)
Total change in net unrealized appreciation (depreciation)		136,309
Net gain (loss)		338,172
Net increase (decrease) in net assets resulting from operations		$412,892
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,720	$136,852
Net realized gain (loss)	201,863	114,801
Change in net unrealized appreciation (depreciation)	136,309	906,093
Net increase (decrease) in net assets resulting from operations	412,892	1,157,746
Distributions to shareholders	(295,240)	(270,534)

Share transactions - net increase (decrease)	266,313	786,109
Total increase (decrease) in net assets	383,965	1,673,321

Net Assets
Beginning of period	9,357,052	7,683,731
End of period	$9,741,017	$9,357,052

Financial Highlights
Fidelity® Growth & Income Portfolio

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.20	$48.92	$51.87	$38.15	$38.98	$39.34
Income from Investment Operations
Net investment income (loss) A,B	.42	.84	.76	.78	.83	.87
Net realized and unrealized gain (loss)	1.84	6.13	(.61)	14.49	(.37)	(.05) C
Total from investment operations	2.26	6.97	.15	15.27	.46	.82
Distributions from net investment income	(.43)	(.86)	(1.06)	(.79)	(.84)	(.77)
Distributions from net realized gain	(1.27)	(.83)	(2.05)	(.75)	(.46)	(.42)
Total distributions	(1.69) D	(1.69)	(3.10) D	(1.55) D	(1.29) D	(1.18) D
Net asset value, end of period	$54.77	$54.20	$48.92	$51.87	$38.15	$38.98
Total Return E,F	4.34%	14.77%	.26%	41.01%	1.27%	2.26% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.58% I	.58%	.57%	.58%	.60%	.61%
Expenses net of fee waivers, if any	.57% I	.58%	.57%	.58%	.60%	.61%
Expenses net of all reductions	.57% I	.58%	.57%	.58%	.60%	.61%
Net investment income (loss)	1.62% I	1.71%	1.51%	1.71%	2.18%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$8,325	$8,277	$7,360	$7,219	$5,451	$5,927
Portfolio turnover rate J	15% I	13%	12%	16%	32%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.14%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.14	$48.86	$51.82	$38.11	$38.94	$39.31
Income from Investment Operations
Net investment income (loss) A,B	.45	.89	.81	.81	.86	.91
Net realized and unrealized gain (loss)	1.84	6.13	(.62)	14.48	(.35)	(.06) C
Total from investment operations	2.29	7.02	.19	15.29	.51	.85
Distributions from net investment income	(.45)	(.91)	(1.10)	(.83)	(.88)	(.81)
Distributions from net realized gain	(1.27)	(.83)	(2.05)	(.75)	(.46)	(.42)
Total distributions	(1.72)	(1.74)	(3.15)	(1.58)	(1.34)	(1.22) D
Net asset value, end of period	$54.71	$54.14	$48.86	$51.82	$38.11	$38.94
Total Return E,F	4.39%	14.89%	.33%	41.15%	1.39%	2.35% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.49% I	.49%	.49%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.48% I	.48%	.48%	.49%	.50%	.51%
Expenses net of all reductions	.48% I	.48%	.48%	.49%	.50%	.50%
Net investment income (loss)	1.71% I	1.80%	1.60%	1.80%	2.28%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$1,416	$1,080	$323	$850	$1,020	$497
Portfolio turnover rate J	15% I	13%	12%	16%	32%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.23%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income Portfolio and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth & Income Portfolio	$362

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,567,514
Gross unrealized depreciation	(211,996)
Net unrealized appreciation (depreciation)	$3,355,518
Tax cost	$6,570,582

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth & Income Portfolio	889,849	666,021
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Growth and Income	0.1316

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Growth and Income	$5,311.13
Class K	245.04
	$5,556
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows.

% of Average Net Assets
Fidelity Growth & Income Portfolio	0.0125

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Growth & Income Portfolio	.01

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth and Income	0.54
Class K	0.45

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth & Income Portfolio	$11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth & Income Portfolio	59,784	29,365	6,300
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth & Income Portfolio	$7
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth & Income Portfolio	$51	$-A	$-

A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $397.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Growth & Income Portfolio
Distributions to shareholders
Growth and Income	$256,934	$140,027
Class K	38,306	130,507
Total	$295,240	$270,534
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Growth & Income Portfolio
Growth and Income
Shares sold	4,063	13,611	$213,606	$672,097
Reinvestment of distributions	4,501	4,987	236,531	238,237
Shares redeemed	(9,289)	(16,347)	(486,903)	(803,035)
Net increase (decrease)	(725)	2,251	$(36,766)	$107,299
Class K
Shares sold	6,565	14,938	$336,043	$758,212
Reinvestment of distributions	728	291	38,306	14,048
Shares redeemed	(1,364)	(1,898)	(71,270)	(93,450)
Net increase (decrease)	5,929	13,331	$303,079	$678,810
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Growth & Income Portfolio
Fidelity® Growth & Income Portfolio	.57%
Actual		$ 1,000	$ 1,043.40	$ 2.93
Hypothetical-B		$ 1,000	$ 1,022.27	$ 2.90
Class K	.48%
Actual		$ 1,000	$ 1,043.90	$ 2.47
Hypothetical-B		$ 1,000	$ 1,022.72	$ 2.44

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700483.127
GAI-SANN-0324
Fidelity® Dividend Growth Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.8
NVIDIA Corp.	4.4
Visa, Inc. Class A	2.6
UnitedHealth Group, Inc.	2.2
Wells Fargo & Co.	1.9
Exxon Mobil Corp.	1.8
Cigna Group	1.8
MasterCard, Inc. Class A	1.7
Intuit, Inc.	1.7
Marvell Technology, Inc.	1.6
28.5

Market Sectors (% of Fund's net assets)

Information Technology	24.8
Financials	16.8
Industrials	14.5
Health Care	11.5
Energy	9.4
Utilities	6.6
Consumer Staples	6.1
Materials	4.0
Communication Services	2.9
Consumer Discretionary	1.6
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	236,200	9,088
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (b)	375,800	52,650
Meta Platforms, Inc. Class A	174,000	67,884
		120,534
Media - 0.9%
Comcast Corp. Class A	1,238,792	57,653
TOTAL COMMUNICATION SERVICES		187,275
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	132,200	6,192
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	79,800	9,653
Hilton Worldwide Holdings, Inc.	87,600	16,728
Starbucks Corp.	800	74
		26,455
Household Durables - 1.0%
D.R. Horton, Inc.	50,400	7,203
JM AB (B Shares) (c)	1,164,649	19,093
Lennar Corp. Class A	84,900	12,722
Vistry Group PLC	1,612,200	20,534
		59,552
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear, Inc. (c)	242,300	7,998
TOTAL CONSUMER DISCRETIONARY		100,197
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	88,600	21,714
Keurig Dr. Pepper, Inc.	2,257,600	70,979
		92,693
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	503,600	29,509
Walmart, Inc.	228,000	37,677
		67,186
Food Products - 0.2%
The J.M. Smucker Co.	116,500	15,326
Household Products - 0.6%
Reynolds Consumer Products, Inc.	1,331,057	36,165
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	115,700	15,271
Kenvue, Inc.	2,251,600	46,743
		62,014
Tobacco - 1.9%
Altria Group, Inc.	721,314	28,939
British American Tobacco PLC (United Kingdom)	468,600	13,816
Philip Morris International, Inc.	834,000	75,769
		118,524
TOTAL CONSUMER STAPLES		391,908
ENERGY - 9.4%
Energy Equipment & Services - 3.5%
Borr Drilling Ltd. (c)	1,111,400	6,916
Borr Drilling Ltd.	3,739,749	22,999
Noble Corp. PLC	1,223,726	54,003
Seadrill Ltd. (b)	1,180,300	51,013
Subsea 7 SA sponsored ADR	1,579,200	21,272
Tidewater, Inc. (b)	988,100	66,390
		222,593
Oil, Gas & Consumable Fuels - 5.9%
ARC Resources Ltd.	293,300	4,555
Cameco Corp.	346,800	16,560
Canadian Natural Resources Ltd. (c)	111,200	7,116
Cool Co. Ltd.	1,370,900	16,228
Energy Transfer LP	5,886,800	84,181
Enterprise Products Partners LP	1,846,700	49,418
Exxon Mobil Corp.	1,127,297	115,897
Reliance Industries Ltd. GDR (a)	503,100	34,915
Sitio Royalties Corp. (c)	1,487,300	31,724
Teekay Tankers Ltd.	293,923	18,385
		378,979
TOTAL ENERGY		601,572
FINANCIALS - 16.8%
Banks - 3.7%
Bank of America Corp.	2,816,700	95,796
HDFC Bank Ltd.	1,099,600	19,329
Wells Fargo & Co.	2,433,293	122,103
		237,228
Capital Markets - 3.2%
Ares Capital Corp. (c)	1,819,782	36,814
B. Riley Financial, Inc. (c)	252,900	5,923
Brookfield Corp. Class A (c)	1,961,300	77,824
BSE Ltd.	152,785	4,271
Intercontinental Exchange, Inc.	411,900	52,447
S&P Global, Inc.	60,368	27,066
		204,345
Financial Services - 7.2%
Apollo Global Management, Inc.	898,300	90,189
Fidelity National Information Services, Inc.	410,400	25,552
Global Payments, Inc.	522,900	69,666
MasterCard, Inc. Class A	246,100	110,556
Visa, Inc. Class A	591,600	161,661
		457,624
Insurance - 2.7%
Arthur J. Gallagher & Co.	154,200	35,799
Chubb Ltd.	181,100	44,370
Fidelity National Financial, Inc. (c)	440,254	22,026
Marsh & McLennan Companies, Inc.	154,500	29,948
The Travelers Companies, Inc.	202,800	42,864
		175,007
TOTAL FINANCIALS		1,074,204
HEALTH CARE - 11.5%
Biotechnology - 0.5%
Gilead Sciences, Inc.	417,600	32,681
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	290,700	31,742
Cigna Group	375,200	112,916
CVS Health Corp.	298,100	22,170
Elevance Health, Inc.	109,900	54,229
HCA Holdings, Inc.	111,100	33,874
Humana, Inc.	97,400	36,823
UnitedHealth Group, Inc.	274,906	140,680
		432,434
Life Sciences Tools & Services - 1.6%
Danaher Corp.	208,600	50,045
Thermo Fisher Scientific, Inc.	95,200	51,311
		101,356
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	691,800	33,808
Eli Lilly & Co.	131,000	84,575
Novo Nordisk A/S Series B sponsored ADR	277,600	31,852
Royalty Pharma PLC	678,100	19,251
		169,486
TOTAL HEALTH CARE		735,957
INDUSTRIALS - 14.5%
Aerospace & Defense - 5.5%
Airbus Group NV	154,100	24,546
BAE Systems PLC	1,199,100	17,886
General Dynamics Corp.	95,400	25,280
Howmet Aerospace, Inc.	648,200	36,468
Huntington Ingalls Industries, Inc.	80,800	20,921
L3Harris Technologies, Inc.	79,100	16,486
Lockheed Martin Corp.	59,000	25,335
Spirit AeroSystems Holdings, Inc. Class A (b)(c)	818,500	22,476
Textron, Inc.	443,100	37,535
Thales SA	157,600	23,053
The Boeing Co. (b)	475,600	100,371
		350,357
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	814,100	27,660
The Brink's Co.	241,600	19,531
		47,191
Construction & Engineering - 0.3%
Quanta Services, Inc.	103,000	19,987
Electrical Equipment - 2.0%
nVent Electric PLC	338,300	20,312
Prysmian SpA	387,100	17,148
Vertiv Holdings Co.	1,578,800	88,934
		126,394
Industrial Conglomerates - 1.3%
General Electric Co.	503,950	66,733
Hitachi Ltd.	173,100	13,597
		80,330
Machinery - 1.4%
Allison Transmission Holdings, Inc.	1,470,902	89,048
Marine Transportation - 0.6%
2020 Bulkers Ltd. (d)	1,262,181	16,933
Himalaya Shipping Ltd. (b)	411,353	2,738
Himalaya Shipping Ltd. (c)	1,240,700	8,077
Stolt-Nielsen SA	289,100	10,830
		38,578
Professional Services - 2.2%
Equifax, Inc.	97,600	23,848
Genpact Ltd.	581,600	20,879
Leidos Holdings, Inc.	119,400	13,190
Paycom Software, Inc.	136,400	25,949
SS&C Technologies Holdings, Inc.	949,600	57,945
		141,811
Trading Companies & Distributors - 0.5%
Watsco, Inc. (c)	77,200	30,184
TOTAL INDUSTRIALS		923,880
INFORMATION TECHNOLOGY - 24.8%
Electronic Equipment, Instruments & Components - 0.1%
Jabil, Inc.	71,600	8,971
Vontier Corp.	6,702	232
		9,203
IT Services - 0.8%
Amdocs Ltd.	576,900	52,890
Semiconductors & Semiconductor Equipment - 11.3%
ASML Holding NV (Netherlands)	29,800	25,854
BE Semiconductor Industries NV	200,500	30,292
Broadcom, Inc.	84,200	99,356
Marvell Technology, Inc.	1,522,633	103,082
Micron Technology, Inc.	625,100	53,602
NVIDIA Corp.	461,200	283,763
NXP Semiconductors NV	170,700	35,944
Qualcomm, Inc.	87,500	12,995
Skyworks Solutions, Inc.	24,800	2,591
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	482,500	54,503
Universal Display Corp.	122,650	20,822
		722,804
Software - 11.6%
Intuit, Inc.	167,000	105,432
Microsoft Corp.	1,414,700	562,458
Oracle Corp.	626,100	69,935
		737,825
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	98,872	18,232
Samsung Electronics Co. Ltd.	805,060	43,745
		61,977
TOTAL INFORMATION TECHNOLOGY		1,584,699
MATERIALS - 4.0%
Chemicals - 0.3%
Shin-Etsu Chemical Co. Ltd.	587,000	23,106
Metals & Mining - 3.3%
Agnico Eagle Mines Ltd. (Canada)	328,200	16,131
Arch Resources, Inc. (c)	255,209	45,162
Barrick Gold Corp.	786,247	12,265
First Quantum Minerals Ltd.	1,577,500	14,315
Freeport-McMoRan, Inc.	495,700	19,674
Glencore PLC	4,391,300	23,234
Newmont Corp.	1,012,700	34,948
Wheaton Precious Metals Corp.	930,400	43,605
		209,334
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	362,100	24,098
TOTAL MATERIALS		256,538
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	123,400	24,143
Crown Castle, Inc.	348,400	37,714
Four Corners Property Trust, Inc.	712,300	16,675
NNN (REIT), Inc.	502,700	20,279
		98,811
UTILITIES - 6.6%
Electric Utilities - 4.7%
Constellation Energy Corp.	336,576	41,062
Edison International	864,900	58,363
Exelon Corp.	1,029,730	35,845
FirstEnergy Corp.	1,637,800	60,075
NextEra Energy, Inc.	873,200	51,196
Southern Co.	804,700	55,943
		302,484
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. A Shares	268,500	9,400
Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP	219,200	6,543
The AES Corp.	1,213,300	20,238
Vistra Corp.	1,439,450	59,061
		85,842
Multi-Utilities - 0.3%
Dominion Energy, Inc.	436,800	19,970
TOTAL UTILITIES		417,696
TOTAL COMMON STOCKS (Cost $4,932,922)		6,372,737

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	7,118,503	7,120
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	119,261,007	119,273
TOTAL MONEY MARKET FUNDS (Cost $126,393)		126,393

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $5,059,315)	6,499,130
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(112,628)
NET ASSETS - 100.0%	6,386,502

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,003,000 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	140,298	783,431	916,609	2,718	-	-	7,120	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	153,723	620,457	654,907	668	-	-	119,273	0.5%
Total	294,021	1,403,888	1,571,516	3,386	-	-	126,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd.	13,037	-	31	897	(10)	3,937	16,933
Total	13,037	-	31	897	(10)	3,937	16,933

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	187,275	178,187	9,088	-
Consumer Discretionary	100,197	100,197	-	-
Consumer Staples	391,908	378,092	13,816	-
Energy	601,572	601,572	-	-
Financials	1,074,204	1,050,604	23,600	-
Health Care	735,957	735,957	-	-
Industrials	923,880	885,737	38,143	-
Information Technology	1,584,699	1,515,100	69,599	-
Materials	256,538	210,198	46,340	-
Real Estate	98,811	98,811	-	-
Utilities	417,696	417,696	-	-

Money Market Funds	126,393	126,393	-	-
Total Investments in Securities:	6,499,130	6,298,544	200,586	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,589) - See accompanying schedule:
Unaffiliated issuers (cost $4,918,220)	$6,355,804
Fidelity Central Funds (cost $126,393)	126,393
Other affiliated issuers (cost $14,702)	16,933

Total Investment in Securities (cost $5,059,315)		$6,499,130
Receivable for investments sold		32,137
Receivable for fund shares sold		1,176
Dividends receivable		4,960
Distributions receivable from Fidelity Central Funds		345
Prepaid expenses		5
Other receivables		352
Total assets		6,538,105
Liabilities
Payable for investments purchased	$25,374
Payable for fund shares redeemed	3,120
Accrued management fee	2,601
Other affiliated payables	754
Other payables and accrued expenses	486
Collateral on securities loaned	119,268
Total Liabilities		151,603
Net Assets		$6,386,502
Net Assets consist of:
Paid in capital		$4,917,272
Total accumulated earnings (loss)		1,469,230
Net Assets		$6,386,502

Net Asset Value and Maximum Offering Price
Dividend Growth :
Net Asset Value, offering price and redemption price per share ($5,885,939 ÷ 175,612 shares)		$33.52
Class K :
Net Asset Value, offering price and redemption price per share ($500,563 ÷ 14,961 shares)		$33.46
Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends (including $897 earned from affiliated issuers)		$51,999
Income from Fidelity Central Funds (including $668 from security lending)		3,386
Total Income		55,385
Expenses
Management fee
Basic fee	$15,814
Performance adjustment	2,282
Transfer agent fees	3,877
Accounting fees	498
Custodian fees and expenses	40
Independent trustees' fees and expenses	18
Registration fees	27
Audit	43
Legal	9
Interest	2
Miscellaneous	13
Total expenses before reductions	22,623
Expense reductions	(265)
Total expenses after reductions		22,358
Net Investment income (loss)		33,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	93,334
Affiliated issuers	(10)
Foreign currency transactions	119
Total net realized gain (loss)		93,443
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $61)	299,942
Affiliated issuers	3,937
Assets and liabilities in foreign currencies	(24)
Total change in net unrealized appreciation (depreciation)		303,855
Net gain (loss)		397,298
Net increase (decrease) in net assets resulting from operations		$430,325
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,027	$98,453
Net realized gain (loss)	93,443	197,006
Change in net unrealized appreciation (depreciation)	303,855	259,059
Net increase (decrease) in net assets resulting from operations	430,325	554,518
Distributions to shareholders	(185,920)	(658,335)

Share transactions - net increase (decrease)	(78,411)	120,909
Total increase (decrease) in net assets	165,994	17,092

Net Assets
Beginning of period	6,220,508	6,203,416
End of period	$6,386,502	$6,220,508

Financial Highlights
Fidelity® Dividend Growth Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.22	$32.82	$36.80	$26.38	$29.59	$33.79
Income from Investment Operations
Net investment income (loss) A,B	.17	.47	.44	.42	.58	.59
Net realized and unrealized gain (loss)	2.10	2.26	(1.37)	10.59	(2.29)	1.01 C
Total from investment operations	2.27	2.73	(.93)	11.01	(1.71)	1.60
Distributions from net investment income	(.29)	(.47)	(.55)	(.59)	(.49)	(.60)
Distributions from net realized gain	(.67)	(2.85)	(2.50)	-	(1.01)	(5.20)
Total distributions	(.97) D	(3.33) D	(3.05)	(.59)	(1.50)	(5.80)
Net asset value, end of period	$33.52	$32.22	$32.82	$36.80	$26.38	$29.59
Total Return E,F	7.28%	9.39%	(2.83)%	42.42%	(6.24)%	5.38% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.58%	.48%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.75% I	.58%	.47%	.49%	.49%	.50%
Expenses net of all reductions	.75% I	.58%	.47%	.48%	.48%	.49%
Net investment income (loss)	1.08% I	1.57%	1.27%	1.31%	2.11%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$5,886	$5,711	$5,661	$6,114	$4,685	$5,728
Portfolio turnover rate J	51% I	66% K	52%	93%	69%	101%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.19%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.17	$32.77	$36.76	$26.36	$29.56	$33.76
Income from Investment Operations
Net investment income (loss) A,B	.18	.50	.47	.44	.61	.63
Net realized and unrealized gain (loss)	2.09	2.26	(1.37)	10.57	(2.28)	1.01 C
Total from investment operations	2.27	2.76	(.90)	11.01	(1.67)	1.64
Distributions from net investment income	(.31)	(.50)	(.59)	(.61)	(.52)	(.63)
Distributions from net realized gain	(.67)	(2.85)	(2.50)	-	(1.01)	(5.20)
Total distributions	(.98)	(3.36) D	(3.09)	(.61)	(1.53)	(5.84) D
Net asset value, end of period	$33.46	$32.17	$32.77	$36.76	$26.36	$29.56
Total Return E,F	7.31%	9.51%	(2.75)%	42.53%	(6.11)%	5.50% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.49%	.38%	.39%	.39%	.40%
Expenses net of fee waivers, if any	.65% I	.48%	.38%	.39%	.39%	.39%
Expenses net of all reductions	.65% I	.48%	.38%	.38%	.38%	.38%
Net investment income (loss)	1.18% I	1.67%	1.36%	1.41%	2.22%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$501	$509	$542	$807	$1,228	$1,480
Portfolio turnover rate J	51% I	66% K	52%	93%	69%	101%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.31%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Dividend Growth Fund	$352

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,599,964
Gross unrealized depreciation	(178,789)
Net unrealized appreciation (depreciation)	$1,421,175
Tax cost	$5,077,955

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend Growth Fund	1,512,150	1,620,029

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating Classes
Fidelity Dividend Growth Fund	5,897	72,578	188,231	Dividend Growth
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Dividend Growth	.1342

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Dividend Growth	$3,776.14
Class K	101.04
	$3,877

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Dividend Growth Fund	.0159

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Dividend Growth Fund	.02

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Dividend Growth	0.64
Class K	0.55

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Dividend Growth Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of Dividend Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Dividend Growth Fund	$25

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend Growth Fund	Borrower	$7,265	5.58%	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dividend Growth Fund	81,550	87,068	3,334

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Dividend Growth Fund	19
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Dividend Growth Fund	$5
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend Growth Fund	$70	$47	$15
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $262.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Dividend Growth Fund
Distributions to shareholders
Dividend Growth	$170,717	$576,918
Class K	15,203	81,417
Total	$185,920	$658,335
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Dividend Growth Fund
Dividend Growth
Shares sold	3,008	11,761	$95,378	$365,822
Reinvestment of distributions	5,156	18,481	161,500	548,214
Shares redeemed	(9,818)	(25,467)	(309,891)	(772,029)
Net increase (decrease)	(1,654)	4,775	$(53,013)	$142,007
Class K
Shares sold	1,056	18,841	$33,405	$581,956
Reinvestment of distributions	486	2,752	15,203	81,417
Shares redeemed	(2,414)	(22,314)	(74,006)	(684,471)
Net increase (decrease)	(872)	(721)	$(25,398)	$(21,098)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Dividend Growth Fund
Fidelity® Dividend Growth Fund **	.75%
Actual		$ 1,000	$ 1,072.80	$ 3.91
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81
Class K	.65%
Actual		$ 1,000	$ 1,073.10	$ 3.39
Hypothetical-B		$ 1,000	$ 1,021.87	$ 3.30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Dividend Growth Fund
Fidelity® Dividend Growth Fund	.71%
Actual		$ 3.70
Hypothetical- B		$ 3.61

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.470802.127
DGF-SANN-0324
Fidelity® Blue Chip Value Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Comcast Corp. Class A	5.7
JPMorgan Chase & Co.	5.3
Cigna Group	5.2
PG&E Corp.	4.9
Centene Corp.	4.5
Amdocs Ltd.	4.5
H&R Block, Inc.	4.1
Bank of America Corp.	4.0
Berkshire Hathaway, Inc. Class B	3.5
Samsung Electronics Co. Ltd.	3.4
45.1

Market Sectors (% of Fund's net assets)

Financials	23.1
Health Care	16.5
Utilities	10.4
Information Technology	9.8
Communication Services	8.9
Consumer Staples	8.9
Energy	8.8
Industrials	5.9
Consumer Discretionary	4.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 93.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Entertainment - 3.2%
The Walt Disney Co.	240,600	23,109,630
Media - 5.7%
Comcast Corp. Class A	887,800	41,318,212
TOTAL COMMUNICATION SERVICES		64,427,842
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 4.1%
H&R Block, Inc.	639,320	29,945,749
CONSUMER STAPLES - 8.9%
Food Products - 3.9%
Mondelez International, Inc.	230,600	17,357,262
Tyson Foods, Inc. Class A	197,100	10,793,196
		28,150,458
Household Products - 1.8%
Reckitt Benckiser Group PLC	180,500	13,050,309
Personal Care Products - 3.2%
Kenvue, Inc.	1,097,600	22,786,176
TOTAL CONSUMER STAPLES		63,986,943
ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
Exxon Mobil Corp.	208,300	21,415,323
Ovintiv, Inc.	170,700	7,241,094
Parex Resources, Inc.	1,071,300	17,737,467
Shell PLC ADR	273,900	17,231,049
		63,624,933
FINANCIALS - 23.1%
Banks - 15.1%
Bank of America Corp.	850,800	28,935,708
JPMorgan Chase & Co.	218,900	38,167,404
PNC Financial Services Group, Inc.	96,000	14,516,160
U.S. Bancorp	315,100	13,089,254
Wells Fargo & Co.	288,600	14,481,948
		109,190,474
Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	65,300	25,058,222
Insurance - 4.5%
Chubb Ltd.	73,500	18,007,500
The Travelers Companies, Inc.	69,900	14,774,064
		32,781,564
TOTAL FINANCIALS		167,030,260
HEALTH CARE - 16.5%
Health Care Providers & Services - 13.6%
Centene Corp. (a)	434,500	32,722,195
Cigna Group	124,300	37,408,085
Elevance Health, Inc.	19,500	9,622,080
UnitedHealth Group, Inc.	36,000	18,422,640
		98,175,000
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	188,267	12,546,113
Roche Holding AG (participation certificate)	30,370	8,646,836
		21,192,949
TOTAL HEALTH CARE		119,367,949
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	29,800	13,313,448
Industrial Conglomerates - 2.0%
Siemens AG	81,400	14,572,544
Machinery - 2.0%
Deere & Co.	37,200	14,641,176
TOTAL INDUSTRIALS		42,527,168
INFORMATION TECHNOLOGY - 6.4%
IT Services - 4.5%
Amdocs Ltd.	350,600	32,143,008
Software - 1.9%
Gen Digital, Inc.	585,700	13,752,236
TOTAL INFORMATION TECHNOLOGY		45,895,244
UTILITIES - 10.4%
Electric Utilities - 8.9%
Constellation Energy Corp.	117,633	14,351,226
Edison International	219,000	14,778,120
PG&E Corp.	2,081,100	35,108,157
		64,237,503
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	657,000	10,958,760
TOTAL UTILITIES		75,196,263
TOTAL COMMON STOCKS (Cost $537,654,815)		672,002,351

Nonconvertible Preferred Stocks - 3.4%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.4%
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd. (Cost $24,311,909)	559,610	24,486,489

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $25,538,321)	25,533,214	25,538,321

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $587,505,045)	722,027,161
NET OTHER ASSETS (LIABILITIES) - 0.1%	445,824
NET ASSETS - 100.0%	722,472,985

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,455,664	294,085,396	283,002,739	576,142	-	-	25,538,321	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	11,310,750	29,886,927	41,197,677	31,048	-	-	-	0.0%
Total	25,766,414	323,972,323	324,200,416	607,190	-	-	25,538,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	64,427,842	64,427,842	-	-
Consumer Discretionary	29,945,749	29,945,749	-	-
Consumer Staples	63,986,943	50,936,634	13,050,309	-
Energy	63,624,933	63,624,933	-	-
Financials	167,030,260	167,030,260	-	-
Health Care	119,367,949	110,721,113	8,646,836	-
Industrials	42,527,168	27,954,624	14,572,544	-
Information Technology	70,381,733	45,895,244	24,486,489	-
Utilities	75,196,263	75,196,263	-	-

Money Market Funds	25,538,321	25,538,321	-	-
Total Investments in Securities:	722,027,161	661,270,983	60,756,178	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $561,966,724)	$696,488,840
Fidelity Central Funds (cost $25,538,321)	25,538,321

Total Investment in Securities (cost $587,505,045)		$722,027,161
Cash		42,623
Receivable for fund shares sold		442,666
Dividends receivable		402,033
Reclaims receivable		372,993
Distributions receivable from Fidelity Central Funds		65,269
Prepaid expenses		632
Other receivables		5
Total assets		723,353,382
Liabilities
Payable for fund shares redeemed	$340,567
Accrued management fee	377,076
Transfer agent fee payable	101,763
Other affiliated payables	19,050
Other payables and accrued expenses	41,941
Total Liabilities		880,397
Net Assets		$722,472,985
Net Assets consist of:
Paid in capital		$580,584,783
Total accumulated earnings (loss)		141,888,202
Net Assets		$722,472,985
Net Asset Value, offering price and redemption price per share ($722,472,985 ÷ 29,132,014 shares)		$24.80
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$7,884,363
Income from Fidelity Central Funds (including $31,048 from security lending)		607,190
Total Income		8,491,553
Expenses
Management fee
Basic fee	$1,872,382
Performance adjustment	515,073
Transfer agent fees	600,421
Accounting fees	114,123
Custodian fees and expenses	13,973
Independent trustees' fees and expenses	2,112
Registration fees	19,404
Audit	33,696
Legal	1,428
Miscellaneous	1,323
Total expenses before reductions	3,173,935
Expense reductions	(30,636)
Total expenses after reductions		3,143,299
Net Investment income (loss)		5,348,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,833,607
Foreign currency transactions	9,313
Total net realized gain (loss)		17,842,920
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,570,314)
Assets and liabilities in foreign currencies	(17,646)
Total change in net unrealized appreciation (depreciation)		(8,587,960)
Net gain (loss)		9,254,960
Net increase (decrease) in net assets resulting from operations		$14,603,214
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,348,254	$9,952,789
Net realized gain (loss)	17,842,920	5,830,795
Change in net unrealized appreciation (depreciation)	(8,587,960)	42,743,630
Net increase (decrease) in net assets resulting from operations	14,603,214	58,527,214
Distributions to shareholders	(26,427,278)	(19,890,909)

Share transactions
Proceeds from sales of shares	78,479,272	338,713,904
Reinvestment of distributions	16,188,102	12,947,154
Cost of shares redeemed	(112,926,720)	(378,726,174)

Net increase (decrease) in net assets resulting from share transactions	(18,259,346)	(27,065,116)
Total increase (decrease) in net assets	(30,083,410)	11,571,189

Net Assets
Beginning of period	752,556,395	740,985,206
End of period	$722,472,985	$752,556,395

Other Information
Shares
Sold	3,252,974	14,601,230
Issued in reinvestment of distributions	666,826	548,797
Redeemed	(4,687,567)	(16,401,327)
Net increase (decrease)	(767,767)	(1,251,300)

Financial Highlights
Fidelity® Blue Chip Value Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.17	$23.79	$23.11	$17.02	$19.71	$19.90
Income from Investment Operations
Net investment income (loss) A,B	.18	.31	.33	.27	.31	.32
Net realized and unrealized gain (loss)	.36	1.69	.66	6.03	(2.63)	(.14) C
Total from investment operations	.54	2.00	.99	6.30	(2.32)	.18
Distributions from net investment income	(.38)	(.26)	(.31)	(.21)	(.31)	(.29)
Distributions from net realized gain	(.53)	(.37)	-	-	(.06)	(.09)
Total distributions	(.91)	(.62) D	(.31)	(.21)	(.37)	(.37) D
Net asset value, end of period	$24.80	$25.17	$23.79	$23.11	$17.02	$19.71
Total Return E,F	2.24%	8.61%	4.28%	37.36%	(12.03)%	.99% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.89% I	.80%	.63%	.58%	.63%	.65%
Expenses net of fee waivers, if any	.88% I	.79%	.63%	.58%	.63%	.65%
Expenses net of all reductions	.88% I	.79%	.63%	.58%	.61%	.65%
Net investment income (loss)	1.49% I	1.32%	1.38%	1.35%	1.71%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$722,473	$752,556	$740,985	$525,809	$375,786	$477,706
Portfolio turnover rate J	41% I	32%	41%	52%	119%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .91%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,734,782
Gross unrealized depreciation	(16,512,109)
Net unrealized appreciation (depreciation)	$133,222,673
Tax cost	$588,804,488
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Value Fund	142,249,324	149,208,939
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of .1688% of average net assets.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Blue Chip Value Fund	.0316%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Value Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Blue Chip Value Fund	.68

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Blue Chip Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of Fidelity Blue Chip Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ±.20 of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Value Fund	$ 831

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Value Fund	451,060	7,335,262	(189,333)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Blue Chip Value Fund	$575
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Value Fund	$2,642	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $30,636.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Blue Chip Value Fund	.88%
Actual		$ 1,000	$ 1,022.40	$ 4.47
Hypothetical-B		$ 1,000	$ 1,020.71	$ 4.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.789715.121
BCV-SANN-0324
Fidelity® Series Blue Chip Growth Fund

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

NVIDIA Corp.	11.3
Microsoft Corp.	10.2
Apple, Inc.	8.3
Amazon.com, Inc.	8.0
Alphabet, Inc. Class A	6.0
Meta Platforms, Inc. Class A	4.8
Marvell Technology, Inc.	3.9
lululemon athletica, Inc.	2.7
Snap, Inc. Class A	2.5
Eli Lilly & Co.	2.3
60.0

Market Sectors (% of Fund's net assets)

Information Technology	41.6
Consumer Discretionary	21.7
Communication Services	16.3
Health Care	8.8
Industrials	5.1
Financials	2.4
Consumer Staples	2.0
Energy	1.6
Materials	0.3
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd. (a)	724,000	1,933,597
Entertainment - 2.7%
Netflix, Inc. (a)	359,724	202,923,906
Roblox Corp. (a)	171,100	6,640,391
Roku, Inc. Class A (a)	59,200	5,213,152
Sea Ltd. ADR (a)	405,475	15,464,817
Sphere Entertainment Co. (a)(b)	66,300	2,345,694
Take-Two Interactive Software, Inc. (a)	23,100	3,809,883
The Walt Disney Co.	59,800	5,743,790
TKO Group Holdings, Inc.	28,600	2,393,534
Universal Music Group NV	317,839	9,369,173
		253,904,340
Interactive Media & Services - 13.3%
Alphabet, Inc. Class A (a)	3,985,260	558,334,926
Epic Games, Inc. (a)(c)(d)	1,076	663,505
JOYY, Inc. ADR	1,200	36,792
Meta Platforms, Inc. Class A	1,153,810	450,147,433
Pinterest, Inc. Class A (a)	56,800	2,128,296
Snap, Inc. Class A (a)	14,320,900	227,559,101
		1,238,870,053
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	38,300	6,175,109
TOTAL COMMUNICATION SERVICES		1,500,883,099
CONSUMER DISCRETIONARY - 21.6%
Automobiles - 1.3%
Neutron Holdings, Inc. (a)(c)(d)	691,699	24,486
Rad Power Bikes, Inc. (a)(c)(d)	110,210	41,880
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	74,246	153,689
Rivian Automotive, Inc. (a)(b)	1,022,995	15,662,053
Tesla, Inc. (a)	550,505	103,104,081
		118,986,189
Broadline Retail - 8.7%
Alibaba Group Holding Ltd. sponsored ADR	227,900	16,447,543
Amazon.com, Inc. (a)	4,811,800	746,791,360
Dollarama, Inc.	34,100	2,502,620
Kohl's Corp. (b)	206,700	5,324,592
Ollie's Bargain Outlet Holdings, Inc. (a)	122,400	8,804,232
PDD Holdings, Inc. ADR (a)	244,800	31,057,776
		810,928,123
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	123,822	9,492,195
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	423,900	61,100,946
Caesars Entertainment, Inc. (a)	366,947	16,097,965
Chipotle Mexican Grill, Inc. (a)	13,542	32,619,563
Deliveroo PLC Class A (a)(e)	265,100	394,754
Doordash, Inc. (a)	13,700	1,427,540
Draftkings Holdings, Inc. (a)	279,200	10,902,760
Flutter Entertainment PLC (a)	35,200	7,264,569
Las Vegas Sands Corp.	55,100	2,695,492
Light & Wonder, Inc. Class A (a)	57,400	4,613,812
Marriott International, Inc. Class A	62,200	14,911,206
McDonald's Corp.	37,100	10,859,912
Penn Entertainment, Inc. (a)	595,943	13,438,515
Planet Fitness, Inc. (a)(b)	34,500	2,337,720
Restaurant Brands International, Inc.	62,300	4,863,241
Starbucks Corp.	305,400	28,411,362
Sweetgreen, Inc. Class A (a)	1,144,881	12,227,329
Yum! Brands, Inc.	20,400	2,641,596
		226,808,282
Household Durables - 0.1%
SharkNinja Hong Kong Co. Ltd.	161,100	7,526,592
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A (a)	425,125	43,320,238
American Eagle Outfitters, Inc.	2,015,286	39,942,969
Aritzia, Inc. (a)	285,800	6,953,414
Dick's Sporting Goods, Inc.	139,300	20,765,451
Fanatics, Inc. Class A (a)(c)(d)	159,285	11,787,090
Fast Retailing Co. Ltd.	4,200	1,121,303
Five Below, Inc. (a)	127,084	22,806,495
Foot Locker, Inc.	66,600	1,875,456
Gap, Inc.	222,900	4,166,001
JD Sports Fashion PLC	325,700	483,135
Lowe's Companies, Inc.	413,606	88,031,901
RH (a)	142,704	36,172,610
TJX Companies, Inc.	505,700	47,995,987
Victoria's Secret & Co. (a)	148,100	3,858,005
Warby Parker, Inc. (a)	781,979	9,970,232
Wayfair LLC Class A (a)	280,720	14,106,180
Williams-Sonoma, Inc.	13,600	2,630,104
		355,986,571
Textiles, Apparel & Luxury Goods - 5.2%
Compagnie Financiere Richemont SA Series A	39,340	5,843,351
Crocs, Inc. (a)	167,784	17,026,720
Deckers Outdoor Corp. (a)	107,329	80,897,087
Hermes International SCA	3,601	7,618,976
lululemon athletica, Inc. (a)	559,374	253,855,109
LVMH Moet Hennessy Louis Vuitton SE	25,461	21,185,053
NIKE, Inc. Class B	564,813	57,345,464
On Holding AG (a)	288,600	7,665,216
PVH Corp.	262,600	31,580,276
Ralph Lauren Corp.	21,200	3,045,804
Tory Burch LLC (a)(c)(d)(f)	106,817	3,463,007
		489,526,063
TOTAL CONSUMER DISCRETIONARY		2,019,254,015
CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Celsius Holdings, Inc. (a)(b)	844,345	42,132,816
Constellation Brands, Inc. Class A (sub. vtg.)	7,500	1,838,100
PepsiCo, Inc.	47,400	7,988,322
		51,959,238
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	6,100	4,238,768
Dollar Tree, Inc. (a)	160,600	20,977,572
Maplebear, Inc.:
(NASDAQ) (b)	19,800	484,506
(unlisted) (k)	45,065	1,047,604
Target Corp.	126,800	17,635,344
Walmart, Inc.	169,900	28,075,975
		72,459,769
Food Products - 0.2%
Lamb Weston Holdings, Inc.	73,700	7,549,828
Patanjali Foods Ltd.	203,300	3,887,166
The Hershey Co.	19,900	3,851,446
The Real Good Food Co., Inc. (a)(b)	49,300	57,188
Tyson Foods, Inc. Class A	54,400	2,978,944
		18,324,572
Household Products - 0.2%
Procter & Gamble Co.	93,500	14,692,590
The Clorox Co.	10,900	1,583,225
		16,275,815
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	69,500	9,173,305
Kenvue, Inc.	515,800	10,708,008
Oddity Tech Ltd. (b)	41,924	1,731,461
		21,612,774
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	2,450	2,622
Philip Morris International, Inc.	46,700	4,242,695
		4,245,317
TOTAL CONSUMER STAPLES		184,877,485
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	319,400	2,449,339
Oil, Gas & Consumable Fuels - 1.6%
Cameco Corp.	135,000	6,445,498
Cheniere Energy, Inc.	41,500	6,805,585
Diamondback Energy, Inc.	161,000	24,752,140
EOG Resources, Inc.	248,900	28,322,331
Exxon Mobil Corp.	188,400	19,369,404
Hess Corp.	153,800	21,613,514
Northern Oil & Gas, Inc.	54,100	1,812,350
Occidental Petroleum Corp.	282,300	16,252,011
Reliance Industries Ltd.	634,849	21,801,795
Reliance Industries Ltd. GDR (e)	24,800	1,721,120
		148,895,748
TOTAL ENERGY		151,345,087
FINANCIALS - 2.4%
Banks - 0.1%
Citigroup, Inc.	132,000	7,414,440
Capital Markets - 0.2%
Coinbase Global, Inc. (a)(b)	26,700	3,422,940
Goldman Sachs Group, Inc.	12,700	4,876,927
Morgan Stanley	55,800	4,867,992
		13,167,859
Consumer Finance - 0.3%
American Express Co.	158,600	31,837,364
Financial Services - 1.7%
Ant International Co. Ltd. Class C (c)(d)	784,278	1,419,543
Berkshire Hathaway, Inc. Class B (a)	5,300	2,033,822
Block, Inc. Class A (a)	340,800	22,155,408
Jio Financial Services Ltd.	726,649	2,168,628
MasterCard, Inc. Class A	226,100	101,570,903
Visa, Inc. Class A	88,500	24,183,510
		153,531,814
Insurance - 0.1%
Progressive Corp.	66,600	11,871,450
The Travelers Companies, Inc.	4,800	1,014,528
		12,885,978
TOTAL FINANCIALS		218,837,455
HEALTH CARE - 8.7%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	91,881	15,887,144
Amgen, Inc.	21,200	6,662,312
Apogee Therapeutics, Inc.	51,300	1,718,550
Ascendis Pharma A/S sponsored ADR (a)	145,496	18,904,295
Cibus, Inc. (a)	79,299	1,328,258
Gilead Sciences, Inc.	45,900	3,592,134
Legend Biotech Corp. ADR (a)	16,400	902,984
Moderna, Inc. (a)	15,300	1,546,065
Moonlake Immunotherapeutics (a)(b)	81,300	4,543,044
Regeneron Pharmaceuticals, Inc. (a)	69,200	65,240,376
Vertex Pharmaceuticals, Inc. (a)	53,000	22,969,140
Viking Therapeutics, Inc. (a)	103,000	2,486,420
		145,780,722
Health Care Equipment & Supplies - 1.3%
Blink Health LLC Series A1 (a)(c)(d)	6,283	298,505
Boston Scientific Corp. (a)	532,100	33,660,646
DexCom, Inc. (a)	358,760	43,535,526
Glaukos Corp. (a)	21,200	1,887,436
Inspire Medical Systems, Inc. (a)	34,000	7,169,580
Insulet Corp. (a)	58,398	11,146,426
Intuitive Surgical, Inc. (a)	7,800	2,950,116
RxSight, Inc. (a)	12,600	573,426
Shockwave Medical, Inc. (a)	1,433	324,216
Stryker Corp.	47,800	16,035,944
TransMedics Group, Inc. (a)	18,800	1,612,476
		119,194,297
Health Care Providers & Services - 2.0%
Alignment Healthcare, Inc. (a)	145,747	976,505
Guardant Health, Inc. (a)	278,209	6,101,123
Humana, Inc.	45,500	17,201,730
McKesson Corp.	3,800	1,899,582
Surgery Partners, Inc. (a)	54,700	1,678,743
UnitedHealth Group, Inc.	311,500	159,407,010
		187,264,693
Health Care Technology - 0.0%
MultiPlan Corp. warrants (a)(c)	24,206	1
Life Sciences Tools & Services - 0.4%
Danaher Corp.	108,700	26,078,217
Thermo Fisher Scientific, Inc.	19,000	10,240,620
		36,318,837
Pharmaceuticals - 3.5%
Catalent, Inc. (a)	18,800	970,832
Eli Lilly & Co.	337,579	217,944,378
Novo Nordisk A/S:
Series B	57,400	6,561,076
Series B sponsored ADR	360,200	41,329,348
Pharvaris BV (a)	31,900	953,810
Roche Holding AG (participation certificate)	10,650	3,032,229
Zoetis, Inc. Class A	301,179	56,564,428
		327,356,101
TOTAL HEALTH CARE		815,914,651
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.0%
Airbus Group NV	24,100	3,838,790
BAE Systems PLC	72,876	1,087,027
Howmet Aerospace, Inc.	163,900	9,221,014
L3Harris Technologies, Inc.	26,700	5,564,814
Northrop Grumman Corp.	9,600	4,288,896
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	227,030	22,021,910
Class C (a)(c)(d)	6,860	665,420
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	79,300	2,177,578
The Boeing Co. (a)	170,100	35,897,904
TransDigm Group, Inc.	5,400	5,900,472
		90,663,825
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	294,700	1,597,410
FedEx Corp.	27,700	6,683,733
		8,281,143
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	381,800	4,951,946
Construction & Engineering - 0.0%
Comfort Systems U.S.A., Inc.	4,500	978,615
EMCOR Group, Inc.	4,300	980,873
		1,959,488
Electrical Equipment - 0.1%
Eaton Corp. PLC	49,300	12,131,744
Generac Holdings, Inc. (a)	11,800	1,341,306
		13,473,050
Ground Transportation - 2.7%
Bird Global, Inc.:
Stage 1 rights (a)(d)	549	0
Stage 2 rights (a)(d)	549	0
Stage 3 rights (a)(d)	549	0
Canadian Pacific Kansas City Ltd.	21,500	1,730,105
Lyft, Inc. (a)	4,005,389	50,027,309
Uber Technologies, Inc. (a)	3,139,875	204,939,641
		256,697,055
Industrial Conglomerates - 0.1%
General Electric Co.	70,700	9,362,094
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	67,800	2,429,274
Delta Air Lines, Inc.	23,400	915,876
Southwest Airlines Co.	126,900	3,793,041
		7,138,191
Trading Companies & Distributors - 0.2%
Ferguson PLC	9,800	1,841,028
FTAI Aviation Ltd.	330,600	17,835,870
Xometry, Inc. (a)(b)	51,800	1,666,924
		21,343,822
TOTAL INDUSTRIALS		413,870,614
INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	21,600	5,587,488
IT Services - 0.5%
MongoDB, Inc. Class A (a)	37,880	15,171,698
Okta, Inc. (a)	295,700	24,439,605
Shopify, Inc. Class A (a)	66,800	5,347,677
Snowflake, Inc. (a)	24,400	4,773,616
		49,732,596
Semiconductors & Semiconductor Equipment - 19.6%
Advanced Micro Devices, Inc. (a)	231,419	38,806,652
ASML Holding NV (depository receipt)	13,500	11,742,570
Broadcom, Inc.	3,800	4,484,000
GlobalFoundries, Inc. (a)	930,860	51,178,683
Impinj, Inc. (a)	49,400	4,790,812
Marvell Technology, Inc.	5,397,495	365,410,412
Micron Technology, Inc.	65,200	5,590,900
Monolithic Power Systems, Inc.	36,500	21,999,280
NVIDIA Corp.	1,720,696	1,058,692,630
NXP Semiconductors NV	715,353	150,631,881
ON Semiconductor Corp. (a)	771,400	54,869,682
Qualcomm, Inc.	9,500	1,410,845
Synaptics, Inc. (a)	11,200	1,196,272
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	377,500	42,642,400
Teradyne, Inc.	195,500	18,883,345
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	15,421	27,912
		1,832,358,276
Software - 12.8%
Adobe, Inc. (a)	19,600	12,108,488
Atom Tickets LLC (a)(c)(d)(f)	344,068	3
Bill Holdings, Inc. (a)(b)	119,800	9,350,390
Cadence Design Systems, Inc. (a)	3,400	980,764
CoreWeave, Inc. (c)(d)	26,920	8,341,431
Datadog, Inc. Class A (a)	86,900	10,813,836
HubSpot, Inc. (a)	54,892	33,539,012
Intuit, Inc.	47,900	30,240,707
Microsoft Corp.	2,394,500	952,005,310
Oracle Corp.	56,500	6,311,050
Palo Alto Networks, Inc. (a)	3,700	1,252,487
Salesforce, Inc. (a)	324,270	91,149,054
ServiceNow, Inc. (a)	28,823	22,061,124
Stripe, Inc. Class B (a)(c)(d)	19,900	487,948
Tanium, Inc. Class B (a)(c)(d)	151,000	1,343,900
Zoom Video Communications, Inc. Class A (a)	143,400	9,265,074
		1,189,250,578
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	4,191,036	772,827,038
Dell Technologies, Inc.	142,100	11,777,248
		784,604,286
TOTAL INFORMATION TECHNOLOGY		3,861,533,224
MATERIALS - 0.3%
Chemicals - 0.0%
Linde PLC	12,900	5,222,307
Metals & Mining - 0.3%
ATI, Inc. (a)	122,000	4,986,140
Carpenter Technology Corp.	94,800	5,838,732
Freeport-McMoRan, Inc.	394,300	15,649,767
		26,474,639
TOTAL MATERIALS		31,696,946
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Digital Realty Trust, Inc.	13,700	1,924,302
Prologis, Inc.	6,000	760,140
Welltower, Inc.	112,000	9,689,120
		12,373,562
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	158,700	9,020,508
TOTAL REAL ESTATE		21,394,070
TOTAL COMMON STOCKS (Cost $4,208,052,985)		9,219,606,646

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	37,119	8,208,124
Reddit, Inc.:
Series B(a)(c)(d)	129,280	4,184,794
Series E(a)(c)(d)	5,005	162,012
		12,554,930
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	14,368	5,460
Series C(a)(c)(d)	56,537	36,749
		42,209
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(c)(d)(f)	22,518	5,368,506
Series 4(a)(c)(d)(f)	2,055	465,766
Series 5(a)(c)(d)(f)	8,253	1,743,446
		7,577,718
TOTAL CONSUMER DISCRETIONARY		7,619,927

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(c)(d)	19,600	899,248

Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	266,499	3

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	660,029	706,231
Series D(a)(c)(d)	5,110	5,468
		711,699
TOTAL CONSUMER STAPLES		1,610,950

FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	65,000	829,452

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc.:
Series B(a)(c)(d)	1,069	210,080
Series D2(a)(c)(d)	642	120,741
		330,821
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	27,197	1,292,129

TOTAL HEALTH CARE		1,622,950

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	43,447	42,143,590
Series H(a)(c)(d)	6,348	6,157,560
Series J(c)(d)	5,376	5,214,720
Series N(a)(c)(d)	12,799	12,415,030
		65,930,900
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	12,033	1,152,521

TOTAL INDUSTRIALS		67,083,421

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	1,441,706	1,211,033

Semiconductors & Semiconductor Equipment - 0.0%
Retym, Inc. Series C (c)(d)	168,905	1,417,113
Xsight Labs Ltd.:
Series D(a)(c)(d)	140,500	722,170
Series D1(c)(d)	51,402	382,945
		2,522,228
Software - 0.2%
Bolt Technology OU Series E (a)(c)(d)	18,160	2,061,660
Databricks, Inc.:
Series G(a)(c)(d)	51,900	3,992,148
Series I(c)(d)	1,191	91,612
Dataminr, Inc. Series D (a)(c)(d)	115,901	1,401,243
Delphix Corp. Series D (a)(c)(d)	242,876	1,126,945
Moloco, Inc. Series A (c)(d)	19,537	999,904
Stripe, Inc.:
Series H(a)(c)(d)	8,700	213,324
Series I(c)(d)	135,124	3,313,240
		13,200,076
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(c)(d)	77,697	1,698,456
Series C2(c)(d)	12,204	317,182
		2,015,638
TOTAL INFORMATION TECHNOLOGY		18,948,975

MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	125,000	3,130,000

TOTAL CONVERTIBLE PREFERRED STOCKS		113,400,605
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	12,405,800	439,165
Waymo LLC Series A2 (a)(c)(d)	15,200	795,568
		1,234,733
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences, Inc. Series A4 (a)(c)(d)	9,636	1,964,106

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,198,839
TOTAL PREFERRED STOCKS (Cost $65,248,368)		116,599,444

Corporate Bonds - 0.0%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(c)(d)	433,800	644,280
4% 6/12/27(c)(d)	115,200	171,095
		815,375
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	1,081,153	1,082,558

TOTAL CORPORATE BONDS (Cost $1,630,153)		1,897,933

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	74,246	131,710
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(h)	74,970	78,393
TOTAL PREFERRED SECURITIES (Cost $149,216)		210,103

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	259	259
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	60,135,851	60,141,864
TOTAL MONEY MARKET FUNDS (Cost $60,142,123)		60,142,123

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,335,222,845)	9,398,456,249
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(61,324,213)
NET ASSETS - 100.0%	9,337,132,036

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $169,450,332 or 1.8% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,115,874 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,047,604 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Akeana Series C	1/23/24	829,452

Ant International Co. Ltd. Class C	5/16/18	2,989,179

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,081,153

Atom Tickets LLC	8/15/17	1,999,998

Beta Technologies, Inc. Series A	4/09/21	881,658

Blink Health LLC Series A1	12/30/20	170,206

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd. Series E1	11/18/20	4,067,284

Castle Creek Biosciences, Inc. Series A4	9/29/16	3,185,523

Castle Creek Biosciences, Inc. Series B	10/09/18	440,268

Castle Creek Biosciences, Inc. Series D2	6/28/21	110,200

CoreWeave, Inc.	11/29/23	8,341,431

Databricks, Inc. Series G	2/01/21	3,068,465

Databricks, Inc. Series I	9/14/23	87,539

Dataminr, Inc. Series D	3/06/15	1,477,738

Delphix Corp. Series D	7/10/15	2,185,884

Diamond Foundry, Inc. Series C	3/15/21	3,000,000

Enevate Corp. Series E	1/29/21	1,598,398

Enevate Corp. 6%	11/02/23	74,970

Epic Games, Inc.	7/30/20	618,700

Fanatics, Inc. Class A	8/13/20	2,754,038

GoBrands, Inc. Series G	3/02/21	4,894,459

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

Lightmatter, Inc. Series C	5/19/23	1,278,644

Lightmatter, Inc. Series C2	12/18/23	317,326

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	3,084,966

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	287,556

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	1,176,218

Moloco, Inc. Series A	6/26/23	1,172,220

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	6,918

Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200

Rad Power Bikes, Inc.	1/21/21	531,635

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	69,309

Rad Power Bikes, Inc. Series C	1/21/21	272,725

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	74,246

Reddit, Inc. Series B	7/26/17	1,835,324

Reddit, Inc. Series E	5/18/21	212,583

Retym, Inc. Series C	5/17/23 - 6/20/23	1,314,384

Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp. Class C	9/11/17	92,610

Space Exploration Technologies Corp. Series G	1/20/15 - 9/07/23	3,949,239

Space Exploration Technologies Corp. Series H	8/04/17	856,980

Space Exploration Technologies Corp. Series J	9/07/23	4,354,560

Space Exploration Technologies Corp. Series N	8/04/20	3,455,730

Stripe, Inc. Class B	5/18/21	798,555

Stripe, Inc. Series H	3/15/21	349,088

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,720,605

Tanium, Inc. Class B	4/21/17	749,609

Tory Burch LLC	5/14/15	7,600,030

Waymo LLC Series A2	5/08/20	1,305,181

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	1,123,438

Xsight Labs Ltd. Series D1	1/11/24	411,010

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,676,177	506,110,928	511,786,846	1,045,162	-	-	259	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	97,203,814	500,204,883	537,266,833	123,923	-	-	60,141,864	0.2%
Total	102,879,991	1,006,315,811	1,049,053,679	1,169,085	-	-	60,142,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,513,438,029	1,488,916,824	11,302,770	13,218,435
Consumer Discretionary	2,028,108,675	1,975,634,156	28,149,707	24,324,812
Consumer Staples	186,488,435	179,940,093	4,934,770	1,613,572
Energy	151,345,087	129,543,292	21,801,795	-
Financials	219,666,907	215,249,284	2,168,628	2,248,995
Health Care	819,501,707	806,022,840	9,593,306	3,885,561
Industrials	480,954,035	385,747,084	5,436,200	89,770,751
Information Technology	3,880,482,199	3,851,332,030	-	29,150,169
Materials	34,826,946	31,696,946	-	3,130,000
Real Estate	21,394,070	21,394,070	-	-

Corporate Bonds	1,897,933	-	-	1,897,933

Preferred Securities	210,103	-	-	210,103

Money Market Funds	60,142,123	60,142,123	-	-
Total Investments in Securities:	9,398,456,249	9,145,618,742	83,387,176	169,450,331

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$153,420,248
Net Realized Gain (Loss) on Investment Securities	(1,444,675)
Net Unrealized Gain (Loss) on Investment Securities	7,122,288
Cost of Purchases	16,243,037
Proceeds of Sales	(1,544,504)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(4,346,063)
Ending Balance	$169,450,331
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$7,122,288

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $57,673,290) - See accompanying schedule:
Unaffiliated issuers (cost $4,275,080,722)	$9,338,314,126
Fidelity Central Funds (cost $60,142,123)	60,142,123

Total Investment in Securities (cost $4,335,222,845)		$9,398,456,249
Cash		2,872
Foreign currency held at value (cost $147,897)		148,022
Receivable for investments sold		277,442,835
Receivable for fund shares sold		5,500,395
Dividends receivable		1,905,764
Interest receivable		97,897
Distributions receivable from Fidelity Central Funds		167,883
Other receivables		672
Total assets		9,683,722,589
Liabilities
Payable for investments purchased	$24,608,539
Payable for fund shares redeemed	254,121,620
Notes payable to affiliates	5,875,000
Other payables and accrued expenses	1,854,969
Collateral on securities loaned	60,130,425
Total Liabilities		346,590,553
Net Assets		$9,337,132,036
Net Assets consist of:
Paid in capital		$4,312,411,779
Total accumulated earnings (loss)		5,024,720,257
Net Assets		$9,337,132,036
Net Asset Value, offering price and redemption price per share ($9,337,132,036 ÷ 581,325,328 shares)		$16.06
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$20,876,221
Interest		28,566
Income from Fidelity Central Funds (including $123,923 from security lending)		1,169,085
Total Income		22,073,872
Expenses
Custodian fees and expenses	$61,187
Independent trustees' fees and expenses	25,305
Legal	8,982
Interest	205,377
Miscellaneous	(759)
Total Expenses		300,092
Net Investment income (loss)		21,773,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $228,708)	230,049,494
Foreign currency transactions	27,837
Total net realized gain (loss)		230,077,331
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $171,254)	637,431,943
Assets and liabilities in foreign currencies	(38,689)
Total change in net unrealized appreciation (depreciation)		637,393,254
Net gain (loss)		867,470,585
Net increase (decrease) in net assets resulting from operations		$889,244,365
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,773,780	$50,535,378
Net realized gain (loss)	230,077,331	(20,293,200)
Change in net unrealized appreciation (depreciation)	637,393,254	2,175,349,626
Net increase (decrease) in net assets resulting from operations	889,244,365	2,205,591,804
Distributions to shareholders	(50,271,974)	(244,959,359)

Share transactions
Proceeds from sales of shares	837,161,753	2,616,003,821
Reinvestment of distributions	50,271,974	244,959,359
Cost of shares redeemed	(1,249,693,169)	(3,086,112,083)

Net increase (decrease) in net assets resulting from share transactions	(362,259,442)	(225,148,903)
Total increase (decrease) in net assets	476,712,949	1,735,483,542

Net Assets
Beginning of period	8,860,419,087	7,124,935,545
End of period	$9,337,132,036	$8,860,419,087

Other Information
Shares
Sold	57,763,195	241,750,189
Issued in reinvestment of distributions	3,456,580	21,469,993
Redeemed	(83,085,842)	(254,587,125)
Net increase (decrease)	(21,866,067)	8,633,057

Consolidated Financial Highlights
Fidelity® Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.69	$11.98	$19.34	$19.25	$15.57	$15.90
Income from Investment Operations
Net investment income (loss) A,B	.04	.07	.07	.06	.09	.10
Net realized and unrealized gain (loss)	1.41	3.03	(3.37)	6.76	5.30	1.58
Total from investment operations	1.45	3.10	(3.30)	6.82	5.39	1.68
Distributions from net investment income	(.08)	(.06)	(.05)	(.10)	(.11)	(.12)
Distributions from net realized gain	-	(.33)	(4.00)	(6.63)	(1.60)	(1.89)
Total distributions	(.08)	(.39)	(4.06) C	(6.73)	(1.71)	(2.01)
Net asset value, end of period	$16.06	$14.69	$11.98	$19.34	$19.25	$15.57
Total Return D,E	9.96%	26.84%	(22.51)%	46.98%	39.00%	11.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H,I	-% J	-% J	-% J	-% J	-% J
Expenses net of fee waivers, if any	.01% H,I	-% J	-% J	-% J	-% J	-% J
Expenses net of all reductions	.01% H,I	-% J	-% J	-% J	-% J	-% J
Net investment income (loss)	.50% H,I	.64%	.45%	.31%	.59%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$9,337,132	$8,860,419	$7,124,936	$6,279,875	$5,789,434	$5,846,965
Portfolio turnover rate K	23% H	38%	48%	53%	52% L	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount represents less than .005%.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

 Notes to Consolidated Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Series Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$167,342,295	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 18.5 / 15.0	Increase
			Enterprise value/Revenue multiple (EV/R)	1.0 - 30.8 / 6.3	Increase
		Market approach	Transaction price	$1.11 - $215.03 / $93.78	Increase
			Discount rate	30.0% - 42.5% / 35.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.0% - 4.4% / 4.1%	Increase
			Volatility	55.0% - 100.0% / 72.8%	Increase
			Term	1.9 - 5.0 / 3.3	Increase
		Book value	Book value multiple	1.8	Increase
Corporate Bonds	$1,897,933	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
		Discounted cash flow	Discount rate	3.5%	Decrease
Preferred Securities	$210,103	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4%	Decrease
			Probability rate	40.0% - 60.0% / 50.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.2% - 4.4% / 4.3%	Increase
			Volatility	60.0% - 100.0% / 74.9%	Increase
			Term	1.9 - 3.0 / 2.3	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,219,697,924
Gross unrealized depreciation	(208,842,204)
Net unrealized appreciation (depreciation)	$5,010,855,720
Tax cost	$4,387,600,529

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(205,565,600)
Long-term	-
Total capital loss carryforward	$(205,565,600)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Blue Chip Growth Fund	11,040,728.12

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Blue Chip Growth Fund	989,314,388	1,369,988,641

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Blue Chip Growth Fund	$ 18,186

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Consolidated Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Blue Chip Growth Fund	Borrower	$ 102,056,077	5.57%	$205,377

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Blue Chip Growth Fund	63,305,493	50,627,877	5,388,494

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Blue Chip Growth Fund	$13,235	$13,553	$-

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Series Blue Chip Growth Fund	.01%
Actual		$ 1,000	$ 1,099.60	$ .05
Hypothetical-B		$ 1,000	$ 1,025.09	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR H.K. and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.967988.110
XS1-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024